UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030,
2035, 2040, 2045, 2050 - Class A, Class T, Class B and Class C

Annual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Freedom Income Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	14.74%	2.63%	2.85%
Class T (incl. 3.50% sales charge)	17.21%	2.84%	2.95%
Class B (incl. contingent deferred sales charge)B	15.86%	2.69%	2.97%
Class C (incl. contingent deferred sales charge)C	19.83%	3.06%	2.98%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom Income Fund - Class A
Barclays Capital U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,300
$13,809
$12,067
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	26.21%	2.28%	3.01%
Class T (incl. 3.50% sales charge)	28.93%	2.51%	3.13%
Class B (incl. contingent deferred sales charge)B	27.90%	2.36%	3.20%
Class C (incl. contingent deferred sales charge)C	31.90%	2.72%	3.21%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2005 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
14,000
13,000
12,000
11,000
10,000
9,500
9,000
$8,500
$13,774
$12,090
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	28.66%	2.32%	3.55%
Class T (incl. 3.50% sales charge)	31.42%	2.55%	3.66%
Class B (incl. contingent deferred sales charge)B	30.54%	2.42%	3.70%
Class C (incl. contingent deferred sales charge)C	34.45%	2.77%	3.70%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2010 Fund - Class A
Barclays Capital U.S. Aggregate Bond Index
14,000
13,000
12,000
11,000
10,000
9,500
9,000
$8,700
2004
2005
2006
2007
2008
2009
'10
$13,809
$12,631

Annual Report

Fidelity Advisor Freedom 2015 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	30.02%	2.53%	3.46%
Class T (incl. 3.50% sales charge)	32.72%	2.74%	3.59%
Class B (incl. contingent deferred sales charge) B	31.85%	2.61%	3.67%
Class C (incl. contingent deferred sales charge) C	35.97%	2.97%	3.66%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom 2015 Fund - Class A
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,700
$12,577
$12,435
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2020 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	36.02%	2.01%	4.04%
Class T (incl. 3.50% sales charge)	38.97%	2.23%	4.17%
Class B (incl. contingent deferred sales charge) B	38.34%	2.10%	4.21%
Class C (incl. contingent deferred sales charge) C	42.38%	2.44%	4.21%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2020 Fund - Class A
S&P 500 Index
17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
$13,628
$13,037
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2025 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	38.42%	1.93%	3.26%
Class T (incl. 3.50% sales charge)	41.47%	2.17%	3.44%
Class B (incl. contingent deferred sales charge) B	40.83%	2.03%	3.46%
Class C (incl. contingent deferred sales charge) C	44.83%	2.39%	3.45%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2025 Fund - Class A
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$ 7,700
2004
2005
2006
2007
2008
2009
'10
$12,577
$12,278

Annual Report

Fidelity Advisor Freedom 2030 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	41.54%	1.40%	3.90%
Class T (incl. 3.50% sales charge)	44.48%	1.61%	4.01%
Class B (incl. contingent deferred sales charge) B	44.07%	1.48%	4.05%
Class C (incl. contingent deferred sales charge)C	48.06%	1.84%	4.05%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2030 Fund - Class A
S&P 500 Index
17,500
16,000
14,000
12,000
10,000
9,000
$8,000
2004
2005
2006
2007
2008
2009
'10
$13,628
$12,921

Annual Report

Fidelity Advisor Freedom 2035 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	42.88%	1.32%	2.98%
Class T (incl. 3.50% sales charge)	45.88%	1.54%	3.07%
Class B (incl. contingent deferred sales charge) B	45.43%	1.39%	3.12%
Class C (incl. contingent deferred sales charge)C	49.28%	1.75%	3.14%

A From November 6, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Class A on November 6, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2035 Fund - Class A
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$7,400
$12,577
$12,066
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	44.35%	1.20%	4.05%
Class T (incl. 3.50% sales charge)	47.48%	1.43%	4.15%
Class B (incl. contingent deferred sales charge) B	47.08%	1.30%	4.20%
Class C (incl. contingent deferred sales charge) C	51.18%	1.65%	4.19%

A From July 24, 2003.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Class A on July 24, 2003, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2040 Fund - Class A
S&P 500 Index
17,500
16,000
14,000
12,000
10,000
9,000
$7,900
$13,628
$13,042
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	44.97%	-2.17%
Class T (incl. 3.50% sales charge)	48.15%	-1.81%
Class B (incl. contingent deferred sales charge) B	47.74%	-2.10%
Class C (incl. contingent deferred sales charge) C	51.90%	-1.37%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5%, and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2045 Fund - Class A
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
$5,500
$9,879
$9,193
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Class A, T, B, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	46.97%	-2.47%
Class T (incl. 3.50% sales charge)	50.12%	-2.09%
Class B (incl. contingent deferred sales charge) B	49.72%	-2.37%
Class C (incl. contingent deferred sales charge) C	54.15%	-1.63%

A From June 1, 2006.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Class A on June 1, 2006, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2050 Fund - Class A
S&P 500 Index
13,000
12,000
10,000
9,000
8,000
7,000
6,000
$5,300
2006
2007
2008
2009
'10
$9,879
$9,086

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial AverageSM to a 17-month peak, and a 46.93% gain for the annual period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index rising 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising 54.63%. In the fixed-income arena, as credit conditions improved, investors who shifted into higher-risk vehicles were generally rewarded with strong returns. High-yield bonds were standouts, with The BofA Merrill Lynch US High Yield Constrained IndexSM posting a 56.95% gain during the period, far outpacing the 7.69% rise in Barclays Capital U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade universe - which was weighed down by the weak performance of ultra-safe U.S. Treasury securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: The Fidelity Advisor Freedom Funds experienced a period of solid performance for the year. In absolute terms, all of the Advisor Freedom Funds posted exceptional double-digit gains during the 12-month period. (For specific Fund results, please refer to the performance section of this report.) The longer-dated and more-equity-oriented Funds advanced the most, compared with results for the shorter-dated and more-conservatively positioned Funds. In relative terms, all of the Funds outpaced their composite indexes, driven by strong outperformance within almost every asset class during the period. Our underlying investment-grade holdings strongly outpaced the Barclays Capital U.S. Aggregate Bond Index. Fueling our success within the investment-grade category was Fidelity® Series Investment Grade Bond Fund, which benefited from its positioning in more credit-sensitive, higher-yielding issues. Our out-of-benchmark allocation to high-yield securities - an asset class that turned in remarkable results - also added meaningfully to performance, led by our sole investment in the category, Fidelity Advisor High Income Advantage Fund. Lastly, within the short-term asset class, our underlying funds handily topped the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.19%. Shifting to the equity category, our domestic equities outperformed the Dow Jones U.S. Total Stock Market IndexSM, which advanced 52.62% during the past 12 months. Four of the nine underlying funds in the domestic equity class beat their respective benchmarks, with Fidelity Series Small Cap Opportunities Fund and Fidelity Advisor Large Cap Fund contributing meaningfully, bolstered by solid stock selection. Developed foreign equities, as measured by the MSCI EAFE, pushed higher than domestic equities. However, nearly all of our underlying funds underperformed their respective benchmark indexes. The performance for our international funds was hurt by an emphasis on higher-quality securities, which didn't keep pace with the riskier stocks investors favored during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,044.30	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,043.00	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,061.40	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,060.60	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,058.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,066.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,065.00	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,063.10	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,062.60	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,067.90	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,067.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,064.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.80	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,077.70	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.70	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.30	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,073.90	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,082.50	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,081.40	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,079.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.90	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,087.10	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,085.50	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,083.10	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,082.50	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,088.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,090.50	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,089.10	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,086.10	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,085.30	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,091.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,091.30	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,090.70	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,087.60	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,087.90	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,093.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,092.90	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,091.50	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,089.40	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,088.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,095.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,093.90	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,092.60	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,090.80	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,090.50	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,096.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.8	2.1
Fidelity Advisor Equity Income Fund Institutional Class	1.5	2.7
Fidelity Advisor Growth & Income Fund Institutional Class	2.7	3.3
Fidelity Advisor Large Cap Fund Institutional Class	2.5	3.0
Fidelity Advisor Small Cap Fund Institutional Class	0.8	1.0
Fidelity Series 100 Index Fund	1.7	1.6
Fidelity Series All-Sector Equity Fund	3.5	4.1
Fidelity Series Large Cap Value Fund	2.1	1.7
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	17.5	20.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	0.0
Fidelity Advisor Overseas Fund Institutional Class	0.8	0.0
Fidelity Series International Growth Fund	0.2	0.0
Fidelity Series International Small Cap Fund	0.0*	0.0
Fidelity Series International Value Fund	0.2	0.0
	2.0	0.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.2	0.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.8	0.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.4	6.8
Fidelity Advisor Total Bond Fund Institutional Class	2.2	7.6
Fidelity Series Investment Grade Bond Fund	22.5	22.1
	30.1	36.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	18.8
Fidelity Institutional Money Market Portfolio Institutional Class	19.8	18.3
	39.6	37.1
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	17.5%
Developed International Equity Funds	2.0%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.8%
Investment Grade Bond Funds	30.1%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	36.5%
Short-Term Funds	37.1%

Expected
Commodity Funds	1.7%
Domestic Equity Funds	13.7%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	158,891	$ 1,665,180
Domestic Equity Funds - 17.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	83,809	4,151,918
Fidelity Advisor Equity Income Fund Institutional Class	153,018	3,413,829
Fidelity Advisor Growth & Income Fund Institutional Class	391,142	6,223,070
Fidelity Advisor Large Cap Fund Institutional Class	346,587	5,975,157
Fidelity Advisor Small Cap Fund Institutional Class (a)	79,730	1,896,779
Fidelity Series 100 Index Fund	468,327	3,882,430
Fidelity Series All-Sector Equity Fund	677,608	8,144,854
Fidelity Series Large Cap Value Fund	418,950	4,972,936
Fidelity Series Small Cap Opportunities Fund (a)	230,639	2,057,302
TOTAL DOMESTIC EQUITY FUNDS		40,718,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,066,032)		42,383,455
International Equity Funds - 2.2%

Developed International Equity Funds - 2.0%
Fidelity Advisor Diversified International Fund Institutional Class	119,316	1,806,445
Fidelity Advisor Overseas Fund Institutional Class	108,045	1,812,993
Fidelity Series International Growth Fund	44,179	439,141
Fidelity Series International Small Cap Fund	9,519	97,383
Fidelity Series International Value Fund	45,361	438,189
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,594,151
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund	36,862	617,809
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,006,075)		5,211,960
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,320,969	$ 11,862,298
Inflation-Protected Bond Funds - 4.8%
Fidelity Series Inflation-Protected Bond Index Fund	1,079,910	11,079,874
Investment Grade Bond Funds - 30.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,453,432	12,572,188
Fidelity Advisor Total Bond Fund Institutional Class	475,233	5,051,730
Fidelity Series Investment Grade Bond Fund	4,588,207	52,489,084
TOTAL INVESTMENT GRADE BOND FUNDS		70,113,002
TOTAL BOND FUNDS (Cost $90,353,320)		93,055,174
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,064,579	46,188,960
Fidelity Institutional Money Market Portfolio Institutional Class	46,112,457	46,112,457
TOTAL SHORT-TERM FUNDS (Cost $92,775,876)		92,301,417
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $228,201,303)		232,952,006
NET OTHER ASSETS - 0.0%		(59,659)
NET ASSETS - 100%		$ 232,892,347
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $2,021,981 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $228,201,303) - See accompanying schedule		$ 232,952,006
Receivable for investments sold		307,439
Receivable for fund shares sold		396,564
Total assets		233,656,009

Liabilities
Payable for investments purchased	$ 36,405
Payable for fund shares redeemed	659,195
Distribution fees payable	68,062
Total liabilities		763,662

Net Assets		$ 232,892,347
Net Assets consist of:
Paid in capital		$ 232,879,862
Undistributed net investment income		298,355
Accumulated undistributed net realized gain (loss) on investments		(5,036,573)
Net unrealized appreciation (depreciation) on investments		4,750,703
Net Assets		$ 232,892,347

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,691,335 ÷ 13,789,793 shares)		$ 10.35

Maximum offering price per share (100/94.25 of $10.35)		$ 10.98
Class T: Net Asset Value and redemption price per share ($52,046,674 ÷ 5,033,292 shares)		$ 10.34

Maximum offering price per share (100/96.50 of $10.34)		$ 10.72
Class B: Net Asset Value and offering price per share ($5,319,345 ÷ 514,746 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($14,697,499 ÷ 1,422,415 shares)A		$ 10.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,137,494 ÷ 1,749,577 shares)		$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 4,900,431

Expenses
Distribution fees	$ 727,017
Independent trustees' compensation	665
Total expenses before reductions	727,682
Expense reductions	(665)	727,017
Net investment income (loss)		4,173,414
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	884,619
Capital gain distributions from underlying funds	1,510,363	2,394,982
Change in net unrealized appreciation (depreciation) on underlying funds		30,437,609
Net gain (loss)		32,832,591
Net increase (decrease) in net assets resulting from operations		$ 37,006,005

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,173,414	$ 4,836,274
Net realized gain (loss)	2,394,982	(4,563,832)
Change in net unrealized appreciation (depreciation)	30,437,609	(24,059,265)
Net increase (decrease) in net assets resulting from operations	37,006,005	(23,786,823)
Distributions to shareholders from net investment income	(4,185,152)	(4,951,780)
Distributions to shareholders from net realized gain	(1,201,062)	(1,910,005)
Total distributions	(5,386,214)	(6,861,785)
Share transactions - net increase (decrease)	40,627,765	29,566,421
Total increase (decrease) in net assets	72,247,556	(1,082,187)

Net Assets
Beginning of period	160,644,791	161,726,978
End of period (including undistributed net investment income of $298,355 and undistributed net investment income of $310,093, respectively)	$ 232,892,347	$ 160,644,791

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.22	.29	.40	.36	.29
Net realized and unrealized gain (loss)	1.66	(1.60)	(.21)	.29	.23
Total from investment operations	1.88	(1.31)	.19	.65	.52
Distributions from net investment income	(.22)	(.30)	(.40)	(.35)	(.27)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.27) H	(.41)	(.47) G	(.43)	(.30) F
Net asset value, end of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Total Return A,B	21.74%	(12.78)%	1.73%	6.38%	5.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.19%	3.03%	3.77%	3.46%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,691	$ 93,865	$ 87,469	$ 49,721	$ 18,524
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

G Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.19	.27	.38	.34	.27
Net realized and unrealized gain (loss)	1.67	(1.61)	(.22)	.29	.22
Total from investment operations	1.86	(1.34)	.16	.63	.49
Distributions from net investment income	(.19)	(.27)	(.38)	(.33)	(.24)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.25) G	(.38)	(.44) F	(.41)	(.28)
Net asset value, end of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Total Return A,B	21.47%	(13.03)%	1.48%	6.11%	4.78%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.94%	2.78%	3.52%	3.21%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,047	$ 42,675	$ 44,882	$ 39,739	$ 32,469
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Income from Investment Operations
Net investment income (loss) C	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	1.67	(1.60)	(.21)	.28	.21
Total from investment operations	1.81	(1.38)	.11	.57	.43
Distributions from net investment income	(.14)	(.23)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.20) H	(.34)	(.39) G	(.35)	(.22) F
Net asset value, end of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Total Return A,B	20.86%	(13.48)%	.97%	5.57%	4.27%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,319	$ 4,282	$ 5,539	$ 4,993	$ 4,873
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	1.67	(1.60)	(.21)	.27	.22
Total from investment operations	1.81	(1.38)	.11	.56	.44
Distributions from net investment income	(.14)	(.22)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.20) H	(.33)	(.39) G	(.35)	(.22) F
Net asset value, end of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Total Return A,B	20.83%	(13.41)%	.97%	5.48%	4.37%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,697	$ 11,362	$ 14,718	$ 13,279	$ 13,678
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Income from Investment Operations
Net investment income (loss) B	.24	.31	.43	.39	.32
Net realized and unrealized gain (loss)	1.68	(1.61)	(.21)	.30	.23
Total from investment operations	1.92	(1.30)	.22	.69	.55
Distributions from net investment income	(.24)	(.32)	(.43)	(.38)	(.29)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.30) G	(.43)	(.50) F	(.46)	(.33)
Net asset value, end of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Total Return A	22.16%	(12.63)%	2.00%	6.72%	5.39%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.44%	3.28%	4.02%	3.71%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,137	$ 8,461	$ 9,119	$ 2,800	$ 1,134
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.5	3.8
Fidelity Advisor Equity Income Fund Institutional Class	2.8	5.0
Fidelity Advisor Growth & Income Fund Institutional Class	5.2	6.1
Fidelity Advisor Large Cap Fund Institutional Class	5.0	5.3
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.8
Fidelity Series 100 Index Fund	3.2	3.1
Fidelity Series All-Sector Equity Fund	6.8	7.7
Fidelity Series Large Cap Value Fund	4.1	3.1
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	33.9	37.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	3.6
Fidelity Advisor Overseas Fund Institutional Class	3.2	3.5
Fidelity Series International Growth Fund	0.8	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.7	0.0
	8.0	7.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.1	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.0	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.9	6.2
Fidelity Advisor Total Bond Fund Institutional Class	2.0	6.8
Fidelity Series Investment Grade Bond Fund	20.7	20.4
	27.6	33.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9.2	7.7
Fidelity Institutional Money Market Portfolio Institutional Class	9.2	7.6
	18.4	15.3
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	33.9%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	27.6%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	37.8%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	33.4%
Short-Term Funds	15.3%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	28.0%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.8%
Short-Term Funds	20.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	380,638	$ 3,989,088
Domestic Equity Funds - 33.9%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	146,568	7,260,966
Fidelity Advisor Equity Income Fund Institutional Class	266,442	5,944,313
Fidelity Advisor Growth & Income Fund Institutional Class	684,080	10,883,709
Fidelity Advisor Large Cap Fund Institutional Class	605,222	10,434,021
Fidelity Advisor Small Cap Fund Institutional Class (a)	140,008	3,330,800
Fidelity Series 100 Index Fund	817,836	6,779,858
Fidelity Series All-Sector Equity Fund	1,180,974	14,195,310
Fidelity Series Large Cap Value Fund	730,005	8,665,161
Fidelity Series Small Cap Opportunities Fund (a)	403,263	3,597,110
TOTAL DOMESTIC EQUITY FUNDS		71,091,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,991,542)		75,080,336
International Equity Funds - 9.1%

Developed International Equity Funds - 8.0%
Fidelity Advisor Diversified International Fund Institutional Class	442,001	6,691,901
Fidelity Advisor Overseas Fund Institutional Class	401,560	6,738,182
Fidelity Series International Growth Fund	159,415	1,584,584
Fidelity Series International Small Cap Fund	31,465	321,883
Fidelity Series International Value Fund	163,641	1,580,772
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		16,917,322
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	134,274	2,250,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,692,753)		19,167,756
Bond Funds - 36.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,180,221	$ 10,598,381
Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund	823,644	8,450,590
Investment Grade Bond Funds - 27.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,201,883	10,396,292
Fidelity Advisor Total Bond Fund Institutional Class	391,554	4,162,217
Fidelity Series Investment Grade Bond Fund	3,787,493	43,328,918
TOTAL INVESTMENT GRADE BOND FUNDS		57,887,427
TOTAL BOND FUNDS (Cost $75,350,982)		76,936,398
Short-Term Funds - 18.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,119,062	19,325,844
Fidelity Institutional Money Market Portfolio Institutional Class	19,275,175	19,275,175
TOTAL SHORT-TERM FUNDS (Cost $38,622,224)		38,601,019
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $208,657,501)		209,785,509
NET OTHER ASSETS - 0.0%		(52,667)
NET ASSETS - 100%		$ 209,732,842
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $5,987,852 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $208,657,501) - See accompanying schedule		$ 209,785,509
Cash		10
Receivable for investments sold		6,321
Receivable for fund shares sold		227,776
Total assets		210,019,616

Liabilities
Payable for investments purchased	$ 41,912
Payable for fund shares redeemed	192,335
Distribution fees payable	52,527
Total liabilities		286,774

Net Assets		$ 209,732,842
Net Assets consist of:
Paid in capital		$ 219,040,792
Undistributed net investment income		513,327
Accumulated undistributed net realized gain (loss) on investments		(10,949,285)
Net unrealized appreciation (depreciation) on investments		1,128,008
Net Assets		$ 209,732,842

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,481,721 ÷ 14,702,949 shares)		$ 10.57

Maximum offering price per share (100/94.25 of $10.57)		$ 11.21
Class T: Net Asset Value and redemption price per share ($23,112,592 ÷ 2,186,103 shares)		$ 10.57

Maximum offering price per share (100/96.50 of $10.57)		$ 10.95
Class B: Net Asset Value and offering price per share ($2,986,180 ÷ 282,651 shares)A		$ 10.56

Class C: Net Asset Value and offering price per share ($9,377,389 ÷ 889,670 shares)A		$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,774,960 ÷ 1,766,069 shares)		$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 3,816,442

Expenses
Distribution fees	$ 520,023
Independent trustees' compensation	551
Total expenses before reductions	520,574
Expense reductions	(551)	520,023
Net investment income (loss)		3,296,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(157,614)
Capital gain distributions from underlying funds	1,953,135	1,795,521
Change in net unrealized appreciation (depreciation) on underlying funds		39,634,422
Net gain (loss)		41,429,943
Net increase (decrease) in net assets resulting from operations		$ 44,726,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,296,419	$ 3,702,207
Net realized gain (loss)	1,795,521	(9,761,617)
Change in net unrealized appreciation (depreciation)	39,634,422	(34,653,868)
Net increase (decrease) in net assets resulting from operations	44,726,362	(40,713,278)
Distributions to shareholders from net investment income	(3,251,107)	(3,863,581)
Distributions to shareholders from net realized gain	(1,348,446)	(3,059,864)
Total distributions	(4,599,553)	(6,923,445)
Share transactions - net increase (decrease)	47,810,477	25,066,869
Total increase (decrease) in net assets	87,937,286	(22,569,854)

Net Assets
Beginning of period	121,795,556	144,365,410
End of period (including undistributed net investment income of $513,327 and undistributed net investment income of $468,016, respectively)	$ 209,732,842	$ 121,795,556

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.20	.27	.33	.28	.25
Net realized and unrealized gain (loss)	2.53	(3.06)	(.34)	.63	.76
Total from investment operations	2.73	(2.79)	(.01)	.91	1.01
Distributions from net investment income	(.19)	(.28)	(.26)	(.23)	(.20)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.26)	(.51)	(.42)	(.41)	(.25)
Net asset value, end of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Total Return A,B	33.91%	(25.09)%	(.23)%	8.21%	9.63%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.01%	2.75%	2.74%	2.49%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,482	$ 88,593	$ 98,483	$ 49,418	$ 16,194
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.17	.25	.30	.25	.22
Net realized and unrealized gain (loss)	2.54	(3.06)	(.33)	.63	.75
Total from investment operations	2.71	(2.81)	(.03)	.88	.97
Distributions from net investment income	(.17)	(.25)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.24)	(.48)	(.39)	(.38)	(.22)
Net asset value, end of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Total Return A,B	33.61%	(25.27)%	(.44)%	7.95%	9.31%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.76%	2.50%	2.49%	2.24%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,113	$ 14,437	$ 20,837	$ 20,289	$ 13,906
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Income from Investment Operations
Net investment income (loss) C	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	2.53	(3.06)	(.33)	.62	.76
Total from investment operations	2.65	(2.86)	(.09)	.82	.92
Distributions from net investment income	(.11)	(.19)	(.16)	(.14)	(.12)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.18)	(.42)	(.32)	(.32)	(.17)
Net asset value, end of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Total Return A,B	32.90%	(25.69)%	(.89)%	7.40%	8.80%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,986	$ 2,692	$ 4,348	$ 3,974	$ 3,835
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Income from Investment Operations
Net investment income (loss) C	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	2.53	(3.04)	(.33)	.62	.75
Total from investment operations	2.65	(2.84)	(.09)	.82	.91
Distributions from net investment income	(.12)	(.19)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.19)	(.42)	(.33)	(.33)	(.17)
Net asset value, end of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Total Return A,B	32.90%	(25.61)%	(.91)%	7.36%	8.74%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,377	$ 6,761	$ 11,052	$ 9,107	$ 7,637
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Income from Investment Operations
Net investment income (loss) B	.22	.29	.35	.31	.28
Net realized and unrealized gain (loss)	2.55	(3.07)	(.32)	.62	.76
Total from investment operations	2.77	(2.78)	.03	.93	1.04
Distributions from net investment income	(.21)	(.31)	(.28)	(.25)	(.22)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.28)	(.54)	(.44)	(.43)	(.27)
Net asset value, end of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Total Return A	34.28%	(24.93)%	.12%	8.37%	9.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.26%	3.00%	2.99%	2.74%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,775	$ 9,313	$ 9,645	$ 3,424	$ 1,376
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.1
Fidelity Advisor Equity Income Fund Institutional Class	3.1	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	5.7	6.4
Fidelity Advisor Large Cap Fund Institutional Class	5.4	5.9
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.9
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series All-Sector Equity Fund	7.4	8.2
Fidelity Series Large Cap Value Fund	4.5	3.0
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
	37.0	40.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.0	4.6
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.6
Fidelity Series International Growth Fund	0.9	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	0.9	0.0
	10.1	9.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.3	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.1	0.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	6.5
Fidelity Advisor Total Bond Fund Institutional Class	2.2	7.1
Fidelity Series Investment Grade Bond Fund	22.6	21.1
	30.3	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	4.7
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	4.6
	10.1	9.3
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	37.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	30.3%
Short-Term Funds	10.1%

Six months ago
Domestic Equity Funds	40.2%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.3%

Expected
Commodity Funds	4.7%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	1,667,260	$ 17,472,890
Domestic Equity Funds - 37.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	630,619	31,240,877
Fidelity Advisor Equity Income Fund Institutional Class	1,158,029	25,835,637
Fidelity Advisor Growth & Income Fund Institutional Class	2,945,648	46,865,263
Fidelity Advisor Large Cap Fund Institutional Class	2,603,155	44,878,396
Fidelity Advisor Small Cap Fund Institutional Class (a)	604,165	14,373,091
Fidelity Series 100 Index Fund	3,513,406	29,126,132
Fidelity Series All-Sector Equity Fund	5,082,490	61,091,530
Fidelity Series Large Cap Value Fund	3,128,856	37,139,524
Fidelity Series Small Cap Opportunities Fund (a)	1,731,179	15,442,117
TOTAL DOMESTIC EQUITY FUNDS		305,992,567
TOTAL DOMESTIC EQUITY FUNDS (Cost $312,034,344)		323,465,457
International Equity Funds - 11.4%

Developed International Equity Funds - 10.1%
Fidelity Advisor Diversified International Fund Institutional Class	2,192,843	33,199,646
Fidelity Advisor Overseas Fund Institutional Class	1,991,017	33,409,271
Fidelity Series International Growth Fund	773,050	7,684,121
Fidelity Series International Small Cap Fund	155,471	1,590,473
Fidelity Series International Value Fund	793,505	7,665,255
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		83,548,766
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	664,776	11,141,650
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $105,803,048)		94,690,416
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,644,405	$ 41,706,759
Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund	3,312,698	33,988,280
Investment Grade Bond Funds - 30.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,238,031	45,308,971
Fidelity Advisor Total Bond Fund Institutional Class	1,679,509	17,853,183
Fidelity Series Investment Grade Bond Fund	16,352,056	187,067,517
TOTAL INVESTMENT GRADE BOND FUNDS		250,229,671
TOTAL BOND FUNDS (Cost $320,363,168)		325,924,710
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,581,359	41,781,991
Fidelity Institutional Money Market Portfolio Institutional Class	41,683,247	41,683,247
TOTAL SHORT-TERM FUNDS (Cost $84,065,207)		83,465,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $822,265,767)		827,545,821
NET OTHER ASSETS - 0.0%		(246,626)
NET ASSETS - 100%		$ 827,299,195
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $34,281,646 of which $30,891,938 and $3,389,708 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,754,233 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $822,265,767) - See accompanying schedule		$ 827,545,821
Receivable for investments sold		617,196
Receivable for fund shares sold		1,140,080
Total assets		829,303,097

Liabilities
Payable to custodian bank	$ 8
Payable for investments purchased	312,975
Payable for fund shares redeemed	1,448,024
Distribution fees payable	242,895
Total liabilities		2,003,902

Net Assets		$ 827,299,195
Net Assets consist of:
Paid in capital		$ 877,374,221
Undistributed net investment income		1,873,313
Accumulated undistributed net realized gain (loss) on investments		(57,228,393)
Net unrealized appreciation (depreciation) on investments		5,280,054
Net Assets		$ 827,299,195

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($478,025,368 ÷ 43,973,411 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($204,058,564 ÷ 18,841,462 shares)		$ 10.83

Maximum offering price per share (100/96.50 of $10.83)		$ 11.22
Class B: Net Asset Value and offering price per share ($22,467,667 ÷ 2,076,663 shares)A		$ 10.82

Class C: Net Asset Value and offering price per share ($47,178,186 ÷ 4,377,898 shares)A		$ 10.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($75,569,410 ÷ 6,924,814 shares)		$ 10.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 17,312,985

Expenses
Distribution fees	$ 2,724,021
Independent trustees' compensation	2,517
Total expenses before reductions	2,726,538
Expense reductions	(2,517)	2,724,021
Net investment income (loss)		14,588,964
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,207,574)
Capital gain distributions from underlying funds	8,855,695	(1,351,879)
Change in net unrealized appreciation (depreciation) on underlying funds		207,984,174
Net gain (loss)		206,632,295
Net increase (decrease) in net assets resulting from operations		$ 221,221,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,588,964	$ 18,391,658
Net realized gain (loss)	(1,351,879)	(44,170,237)
Change in net unrealized appreciation (depreciation)	207,984,174	(194,782,235)
Net increase (decrease) in net assets resulting from operations	221,221,259	(220,560,814)
Distributions to shareholders from net investment income	(14,970,360)	(18,945,686)
Distributions to shareholders from net realized gain	(6,224,738)	(19,419,546)
Total distributions	(21,195,098)	(38,365,232)
Share transactions - net increase (decrease)	25,017,028	134,895,498
Total increase (decrease) in net assets	225,043,189	(124,030,548)

Net Assets
Beginning of period	602,256,006	726,286,554
End of period (including undistributed net investment income of $1,873,313 and undistributed net investment income of $2,254,710, respectively)	$ 827,299,195	$ 602,256,006

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.21	.27	.33	.29	.25
Net realized and unrealized gain (loss)	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	2.97	(3.01)	(.01)	.95	1.05
Distributions from net investment income	(.21)	(.28)	(.30)	(.26)	(.22)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.29) G	(.58)	(.49)	(.46)	(.27) F
Net asset value, end of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Total Return A, B	36.51%	(26.36)%	(.27)%	8.22%	9.65%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.04%	2.77%	2.66%	2.43%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 478,025	$ 339,203	$ 377,118	$ 248,500	$ 146,593
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Income from Investment Operations
Net investment income (loss) C	.18	.25	.30	.26	.22
Net realized and unrealized gain (loss)	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	2.94	(3.03)	(.04)	.92	1.02
Distributions from net investment income	(.19)	(.25)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.27) G	(.55)	(.46)	(.43)	(.24) F
Net asset value, end of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Total Return A, B	36.19%	(26.57)%	(.52)%	8.00%	9.42%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.79%	2.52%	2.41%	2.18%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,059	$ 163,842	$ 216,732	$ 194,563	$ 143,012
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.13	.20	.24	.20	.17
Net realized and unrealized gain (loss)	2.76	(3.26)	(.35)	.66	.79
Total from investment operations	2.89	(3.06)	(.11)	.86	.96
Distributions from net investment income	(.13)	(.19)	(.20)	(.17)	(.13)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.22) F	(.49)	(.39)	(.37)	(.19)
Net asset value, end of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Total Return A, B	35.54%	(26.92)%	(1.04)%	7.47%	8.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.29%	2.03%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,468	$ 19,950	$ 34,137	$ 34,834	$ 33,404
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Income from Investment Operations
Net investment income (loss) C	.13	.20	.23	.20	.17
Net realized and unrealized gain (loss)	2.74	(3.25)	(.33)	.66	.78
Total from investment operations	2.87	(3.05)	(.10)	.86	.95
Distributions from net investment income	(.14)	(.19)	(.21)	(.18)	(.14)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.22) G	(.49)	(.40)	(.38)	(.19) F
Net asset value, end of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Total Return A, B	35.45%	(26.88)%	(.97)%	7.45%	8.78%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.29%	2.02%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,178	$ 37,524	$ 58,378	$ 47,918	$ 38,882
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Income from Investment Operations
Net investment income (loss) B	.23	.30	.36	.32	.28
Net realized and unrealized gain (loss)	2.78	(3.30)	(.34)	.67	.80
Total from investment operations	3.01	(3.00)	.02	.99	1.08
Distributions from net investment income	(.23)	(.30)	(.33)	(.29)	(.24)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.32) G	(.60)	(.52)	(.49)	(.29) F
Net asset value, end of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Total Return A	36.80%	(26.16)%	(.05)%	8.52%	9.94%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.29%	3.02%	2.91%	2.68%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,569	$ 41,737	$ 39,922	$ 21,580	$ 11,038
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.2	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	4.3
Fidelity Advisor Equity Income Fund Institutional Class	3.2	5.9
Fidelity Advisor Growth & Income Fund Institutional Class	5.9	6.7
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.9
Fidelity Series 100 Index Fund	3.7	3.2
Fidelity Series All-Sector Equity Fund	7.6	8.4
Fidelity Series Large Cap Value Fund	4.7	3.1
Fidelity Series Small Cap Opportunities Fund	1.9	2.1
	38.3	41.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.2	4.8
Fidelity Series International Growth Fund	1.0	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.0	0.0
	10.5	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.4	0.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.7	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.4	6.4
Fidelity Advisor Total Bond Fund Institutional Class	2.1	6.9
Fidelity Series Investment Grade Bond Fund	22.4	20.6
	29.9	33.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	3.9
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	3.9
	8.8	7.8
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.2%
Domestic Equity Funds	38.3%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	41.8%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	33.9%
Short-Term Funds	7.8%

Expected
Commodity Funds	4.8%
Domestic Equity Funds	33.1%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.4%
Investment Grade Bond Funds	26.1%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund	2,724,372	$ 28,551,423
Domestic Equity Funds - 38.3%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,019,436	50,502,872
Fidelity Advisor Equity Income Fund Institutional Class	1,853,423	41,349,860
Fidelity Advisor Growth & Income Fund Institutional Class	4,755,261	75,656,195
Fidelity Advisor Large Cap Fund Institutional Class	4,211,189	72,600,896
Fidelity Advisor Small Cap Fund Institutional Class (a)	976,635	23,234,135
Fidelity Series 100 Index Fund	5,684,364	47,123,380
Fidelity Series All-Sector Equity Fund	8,211,874	98,706,727
Fidelity Series Large Cap Value Fund	5,089,170	60,408,449
Fidelity Series Small Cap Opportunities Fund (a)	2,806,608	25,034,946
TOTAL DOMESTIC EQUITY FUNDS		494,617,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $513,938,176)		523,168,883
International Equity Funds - 11.9%

Developed International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,562,347	53,933,933
Fidelity Advisor Overseas Fund Institutional Class	3,234,077	54,267,809
Fidelity Series International Growth Fund	1,268,241	12,606,311
Fidelity Series International Small Cap Fund	257,197	2,631,121
Fidelity Series International Value Fund	1,301,871	12,576,072
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		136,015,246
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund	1,079,550	18,093,260
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $170,853,356)		154,108,506
Bond Funds - 38.8%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,478,955	$ 67,161,012
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund	4,740,740	48,639,988
Investment Grade Bond Funds - 29.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,027,658	69,439,242
Fidelity Advisor Total Bond Fund Institutional Class	2,625,697	27,911,162
Fidelity Series Investment Grade Bond Fund	25,285,417	289,265,173
TOTAL INVESTMENT GRADE BOND FUNDS		386,615,577
TOTAL BOND FUNDS (Cost $492,238,159)		502,416,577
Short-Term Funds - 8.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,274,165	57,220,383
Fidelity Institutional Money Market Portfolio Institutional Class	57,061,916	57,061,916
TOTAL SHORT-TERM FUNDS (Cost $114,521,692)		114,282,299
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,291,551,383)		1,293,976,265
NET OTHER ASSETS - 0.0%		(348,874)
NET ASSETS - 100%		$ 1,293,627,391
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $35,532,008 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $20,405,712 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,291,551,383) - See accompanying schedule		$ 1,293,976,265
Receivable for investments sold		1,845,225
Receivable for fund shares sold		1,304,978
Total assets		1,297,126,468

Liabilities
Payable for investments purchased	$ 179,650
Payable for fund shares redeemed	2,967,758
Distribution fees payable	351,669
Total liabilities		3,499,077

Net Assets		$ 1,293,627,391
Net Assets consist of:
Paid in capital		$ 1,347,333,952
Undistributed net investment income		2,937,541
Accumulated undistributed net realized gain (loss) on investments		(59,068,984)
Net unrealized appreciation (depreciation) on investments		2,424,882
Net Assets		$ 1,293,627,391

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($830,023,795 ÷ 76,790,754 shares)		$ 10.81

Maximum offering price per share (100/94.25 of $10.81)		$ 11.47
Class T: Net Asset Value and redemption price per share ($225,384,217 ÷ 20,884,865 shares)		$ 10.79

Maximum offering price per share (100/96.50 of $10.79)		$ 11.18
Class B: Net Asset Value and offering price per share ($35,931,652 ÷ 3,339,566 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($64,800,812 ÷ 6,034,645 shares)A		$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($137,486,915 ÷ 12,642,696 shares)		$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 24,482,399

Expenses
Distribution fees	$ 3,619,597
Independent trustees' compensation	3,527
Total expenses before reductions	3,623,124
Expense reductions	(3,527)	3,619,597
Net investment income (loss)		20,862,802
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,278,355)
Capital gain distributions from underlying funds	13,450,466	5,172,111
Change in net unrealized appreciation (depreciation) on underlying funds		290,904,573
Net gain (loss)		296,076,684
Net increase (decrease) in net assets resulting from operations		$ 316,939,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,862,802	$ 22,823,857
Net realized gain (loss)	5,172,111	(49,116,733)
Change in net unrealized appreciation (depreciation)	290,904,573	(268,311,878)
Net increase (decrease) in net assets resulting from operations	316,939,486	(294,604,754)
Distributions to shareholders from net investment income	(20,840,116)	(22,943,550)
Distributions to shareholders from net realized gain	(9,228,273)	(26,245,848)
Total distributions	(30,068,389)	(49,189,398)
Share transactions - net increase (decrease)	214,008,908	236,884,136
Total increase (decrease) in net assets	500,880,005	(106,910,016)

Net Assets
Beginning of period	792,747,386	899,657,402
End of period (including undistributed net investment income of $2,937,541 and undistributed net investment income of $2,914,856, respectively)	$ 1,293,627,391	$ 792,747,386

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.20	.26	.31	.26	.22
Net realized and unrealized gain (loss)	2.84	(3.47)	(.35)	.74	1.07
Total from investment operations	3.04	(3.21)	(.04)	1.00	1.29
Distributions from net investment income	(.20)	(.26)	(.27)	(.23)	(.16)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.28) H	(.59) G	(.51) F	(.44)	(.22)
Net asset value, end of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Total Return A,B	37.95%	(28.01)%	(.53)%	8.56%	12.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.02%	2.69%	2.46%	2.21%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,024	$ 477,641	$ 517,888	$ 291,783	$ 128,241
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.18	.24	.28	.23	.19
Net realized and unrealized gain (loss)	2.82	(3.46)	(.36)	.75	1.06
Total from investment operations	3.00	(3.22)	(.08)	.98	1.25
Distributions from net investment income	(.17)	(.23)	(.23)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.25) H	(.56) G	(.48) F	(.41)	(.20)
Net asset value, end of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Total Return A,B	37.53%	(28.13)%	(.89)%	8.40%	11.71%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.77%	2.44%	2.21%	1.96%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,384	$ 162,439	$ 203,822	$ 186,106	$ 125,323
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	2.82	(3.44)	(.36)	.74	1.06
Total from investment operations	2.95	(3.25)	(.15)	.91	1.19
Distributions from net investment income	(.12)	(.17)	(.17)	(.14)	(.09)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.21) H	(.50) G	(.41) F	(.35)	(.15)
Net asset value, end of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Total Return A,B	36.85%	(28.47)%	(1.37)%	7.83%	11.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,932	$ 27,727	$ 43,608	$ 41,424	$ 33,633
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	2.82	(3.45)	(.35)	.74	1.06
Total from investment operations	2.95	(3.26)	(.14)	.91	1.19
Distributions from net investment income	(.13)	(.18)	(.18)	(.15)	(.09)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.21) H	(.50) G	(.42) F	(.36)	(.15)
Net asset value, end of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Total Return A,B	36.97%	(28.53)%	(1.34)%	7.81%	11.19%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,801	$ 46,942	$ 65,543	$ 56,686	$ 35,656
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Income from Investment Operations
Net investment income (loss) B	.23	.29	.34	.29	.25
Net realized and unrealized gain (loss)	2.85	(3.50)	(.36)	.75	1.07
Total from investment operations	3.08	(3.21)	(.02)	1.04	1.32
Distributions from net investment income	(.22)	(.29)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.30) H	(.61) G	(.54) F	(.46)	(.24)
Net asset value, end of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Total Return A	38.30%	(27.85)%	(.42)%	8.90%	12.36%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.27%	2.94%	2.71%	2.46%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,487	$ 77,998	$ 68,797	$ 39,631	$ 26,886
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	5.3
Fidelity Advisor Equity Income Fund Institutional Class	3.9	7.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.1	8.2
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.7
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.3
Fidelity Series 100 Index Fund	4.4	3.9
Fidelity Series All-Sector Equity Fund	9.2	10.1
Fidelity Series Large Cap Value Fund	5.6	3.9
Fidelity Series Small Cap Opportunities Fund	2.3	2.5
	46.2	51.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.0	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.9
Fidelity Series International Growth Fund	1.2	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.2	0.0
	12.7	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.0	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.7	0.3
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.9
Fidelity Advisor Total Bond Fund Institutional Class	1.7	5.4
Fidelity Series Investment Grade Bond Fund	18.4	16.2
	24.5	26.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.3	0.9
Fidelity Institutional Money Market Portfolio Institutional Class	1.2	0.8
	2.5	1.7
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.7%
Domestic Equity Funds	46.2%
Developed International Equity Funds	12.7%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	24.5%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.3%
Investment Grade Bond Funds	26.5%
Short-Term Funds	1.7%

Expected
Commodity Funds	5.8%
Domestic Equity Funds	39.6%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.3%
Investment Grade Bond Funds	22.5%
Short-Term Funds	3.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund	5,323,320	$ 55,788,390
Domestic Equity Funds - 46.2%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	2,003,753	99,265,905
Fidelity Advisor Equity Income Fund Institutional Class	3,641,186	81,234,859
Fidelity Advisor Growth & Income Fund Institutional Class	9,357,200	148,873,060
Fidelity Advisor Large Cap Fund Institutional Class	8,281,163	142,767,252
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,921,739	45,718,165
Fidelity Series 100 Index Fund	11,208,291	92,916,729
Fidelity Series All-Sector Equity Fund	16,164,797	194,300,857
Fidelity Series Large Cap Value Fund	10,025,925	119,007,730
Fidelity Series Small Cap Opportunities Fund (a)	5,533,286	49,356,913
TOTAL DOMESTIC EQUITY FUNDS		973,441,470
TOTAL DOMESTIC EQUITY FUNDS (Cost $990,493,538)		1,029,229,860
International Equity Funds - 14.4%

Developed International Equity Funds - 12.7%
Fidelity Advisor Diversified International Fund Institutional Class	7,017,214	106,240,619
Fidelity Advisor Overseas Fund Institutional Class	6,367,838	106,852,327
Fidelity Series International Growth Fund	2,466,533	24,517,341
Fidelity Series International Small Cap Fund	501,146	5,126,719
Fidelity Series International Value Fund	2,531,941	24,458,549
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		267,195,555
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	2,119,907	35,529,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $330,665,324)		302,725,203
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,349,022	$ 146,814,216
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund	5,571,759	57,166,243
Investment Grade Bond Funds - 24.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,712,026	92,659,026
Fidelity Advisor Total Bond Fund Institutional Class	3,507,971	37,289,727
Fidelity Series Investment Grade Bond Fund	33,840,535	387,135,722
TOTAL INVESTMENT GRADE BOND FUNDS		517,084,475
TOTAL BOND FUNDS (Cost $707,270,890)		721,064,934
Short-Term Funds - 2.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,945,789	26,865,597
Fidelity Institutional Money Market Portfolio Institutional Class	26,852,202	26,852,202
TOTAL SHORT-TERM FUNDS (Cost $53,592,260)		53,717,799
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,082,022,012)		2,106,737,796
NET OTHER ASSETS - 0.0%		(597,102)
NET ASSETS - 100%		$ 2,106,140,694
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $83,490,631 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $46,197,827 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $2,082,022,012) - See accompanying schedule		$ 2,106,737,796
Receivable for investments sold		1,035,049
Receivable for fund shares sold		2,224,045
Total assets		2,109,996,890

Liabilities
Payable for investments purchased	$ 105,904
Payable for fund shares redeemed	3,152,729
Distribution fees payable	597,563
Total liabilities		3,856,196

Net Assets		$ 2,106,140,694
Net Assets consist of:
Paid in capital		$ 2,212,898,702
Undistributed net investment income		4,017,738
Accumulated undistributed net realized gain (loss) on investments		(135,491,530)
Net unrealized appreciation (depreciation) on investments		24,715,784
Net Assets		$ 2,106,140,694

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,238,014,544 ÷ 110,418,246 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($488,096,701 ÷ 43,569,147 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($71,888,201 ÷ 6,437,226 shares)A		$ 11.17

Class C: Net Asset Value and offering price per share ($93,236,702 ÷ 8,366,384 shares)A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($214,904,546 ÷ 19,061,296 shares)		$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 37,890,033

Expenses
Distribution fees	$ 6,194,530
Independent trustees' compensation	5,722
Total expenses before reductions	6,200,252
Expense reductions	(5,722)	6,194,530
Net investment income (loss)		31,695,503
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(33,903,848)
Capital gain distributions from underlying funds	23,919,395	(9,984,453)
Change in net unrealized appreciation (depreciation) on underlying funds		562,202,605
Net gain (loss)		552,218,152
Net increase (decrease) in net assets resulting from operations		$ 583,913,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,695,503	$ 33,876,751
Net realized gain (loss)	(9,984,453)	(101,331,108)
Change in net unrealized appreciation (depreciation)	562,202,605	(513,255,786)
Net increase (decrease) in net assets resulting from operations	583,913,655	(580,710,143)
Distributions to shareholders from net investment income	(31,327,675)	(33,890,863)
Distributions to shareholders from net realized gain	(15,485,703)	(54,461,707)
Total distributions	(46,813,378)	(88,352,570)
Share transactions - net increase (decrease)	326,679,236	369,126,187
Total increase (decrease) in net assets	863,779,513	(299,936,526)

Net Assets
Beginning of period	1,242,361,181	1,542,297,707
End of period (including undistributed net investment income of $4,017,738 and undistributed net investment income of $3,649,909, respectively)	$ 2,106,140,694	$ 1,242,361,181

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Income from Investment Operations
Net investment income (loss) C	.20	.25	.28	.24	.19
Net realized and unrealized gain (loss)	3.32	(4.33)	(.49)	.92	1.36
Total from investment operations	3.52	(4.08)	(.21)	1.16	1.55
Distributions from net investment income	(.19)	(.25)	(.25)	(.23)	(.16)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.28) H	(.68)	(.55)	(.52) G	(.23) F
Net asset value, end of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Total Return A,B	44.32%	(33.34)%	(1.83)%	9.21%	13.62%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.92%	2.49%	2.07%	1.89%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536	$ 284,466
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

G Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Income from Investment Operations
Net investment income (loss) C	.17	.23	.25	.21	.16
Net realized and unrealized gain (loss)	3.32	(4.34)	(.49)	.92	1.36
Total from investment operations	3.49	(4.11)	(.24)	1.13	1.52
Distributions from net investment income	(.16)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.25) G	(.65)	(.51)	(.49) F	(.21)
Net asset value, end of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Total Return A,B	44.02%	(33.56)%	(2.02)%	8.97%	13.28%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.67%	2.24%	1.82%	1.63%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,097	$ 343,919	$ 458,465	$ 431,886	$ 296,477
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	3.31	(4.31)	(.48)	.91	1.35
Total from investment operations	3.43	(4.13)	(.30)	1.06	1.45
Distributions from net investment income	(.12)	(.16)	(.15)	(.13)	(.08)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.20) G	(.59)	(.45)	(.43) F	(.15)
Net asset value, end of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Total Return A,B	43.34%	(33.87)%	(2.51)%	8.40%	12.71%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.17%	1.74%	1.32%	1.13%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,888	$ 52,871	$ 89,049	$ 85,981	$ 71,232
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	3.31	(4.31)	(.49)	.91	1.34
Total from investment operations	3.43	(4.13)	(.31)	1.06	1.44
Distributions from net investment income	(.12)	(.16)	(.15)	(.14)	(.08)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.21) G	(.59)	(.45)	(.43) F	(.15)
Net asset value, end of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Total Return A,B	43.38%	(33.90)%	(2.56)%	8.45%	12.66%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.17%	1.74%	1.32%	1.14%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,237	$ 62,702	$ 95,224	$ 85,076	$ 61,442
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Income from Investment Operations
Net investment income (loss) B	.22	.28	.32	.28	.23
Net realized and unrealized gain (loss)	3.34	(4.35)	(.50)	.92	1.36
Total from investment operations	3.56	(4.07)	(.18)	1.20	1.59
Distributions from net investment income	(.21)	(.28)	(.28)	(.25)	(.18)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.30) G	(.71)	(.58)	(.55) F	(.26)
Net asset value, end of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Total Return A	44.65%	(33.16)%	(1.62)%	9.47%	13.88%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.17%	2.74%	2.32%	2.13%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,905	$ 105,660	$ 87,568	$ 38,153	$ 21,212
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.0	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.9
Fidelity Advisor Equity Income Fund Institutional Class	4.3	8.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.9	9.0
Fidelity Advisor Large Cap Fund Institutional Class	7.5	8.5
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	4.9	4.3
Fidelity Series All-Sector Equity Fund	10.3	11.0
Fidelity Series Large Cap Value Fund	6.3	4.3
Fidelity Series Small Cap Opportunities Fund	2.6	2.8
	51.5	56.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.6	6.5
Fidelity Advisor Overseas Fund Institutional Class	5.6	6.4
Fidelity Series International Growth Fund	1.3	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.3	0.0
	14.1	12.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.1
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.6	0.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.6	3.9
Fidelity Advisor Total Bond Fund Institutional Class	1.5	4.4
Fidelity Series Investment Grade Bond Fund	15.3	12.9
	20.4	21.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
	0.0*	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.6%
Investment Grade Bond Funds	20.4%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds	56.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	21.2%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	45.2%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.0%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 54.5%
	Shares	Value
Commodity Funds - 3.0%
Fidelity Series Commodity Strategy Fund	4,163,260	$ 43,630,963
Domestic Equity Funds - 51.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,549,713	76,772,794
Fidelity Advisor Equity Income Fund Institutional Class	2,806,930	62,622,599
Fidelity Advisor Growth & Income Fund Institutional Class	7,240,231	115,192,075
Fidelity Advisor Large Cap Fund Institutional Class	6,403,131	110,389,982
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,485,240	35,333,849
Fidelity Series 100 Index Fund	8,679,926	71,956,588
Fidelity Series All-Sector Equity Fund	12,503,551	150,292,679
Fidelity Series Large Cap Value Fund	7,778,623	92,332,255
Fidelity Series Small Cap Opportunities Fund (a)	4,280,363	38,180,837
TOTAL DOMESTIC EQUITY FUNDS		753,073,658
TOTAL DOMESTIC EQUITY FUNDS (Cost $769,133,689)		796,704,621
International Equity Funds - 16.0%

Developed International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	5,422,085	82,090,373
Fidelity Advisor Overseas Fund Institutional Class	4,919,252	82,545,051
Fidelity Series International Growth Fund	1,929,158	19,175,828
Fidelity Series International Small Cap Fund	392,939	4,019,771
Fidelity Series International Value Fund	1,980,370	19,130,372
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		206,961,395
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	1,648,327	27,625,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $254,292,204)		234,587,357
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,230,244	$ 109,827,590
Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,210,988	22,684,738
Investment Grade Bond Funds - 20.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,141,100	53,120,512
Fidelity Advisor Total Bond Fund Institutional Class	2,046,059	21,749,608
Fidelity Series Investment Grade Bond Fund	19,571,882	223,902,327
TOTAL INVESTMENT GRADE BOND FUNDS		298,772,447
TOTAL BOND FUNDS (Cost $420,936,875)		431,284,775
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	517	4,715
Fidelity Institutional Money Market Portfolio Institutional Class	4,700	4,700
TOTAL SHORT-TERM FUNDS (Cost $9,413)		9,415
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,444,372,181)		1,462,586,168
NET OTHER ASSETS - 0.0%		(375,450)
NET ASSETS - 100%		$ 1,462,210,718
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $53,781,443 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $25,145,573 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,444,372,181) - See accompanying schedule		$ 1,462,586,168
Cash		9
Receivable for investments sold		72,280
Receivable for fund shares sold		1,463,376
Total assets		1,464,121,833

Liabilities
Payable for investments purchased	$ 44,197
Payable for fund shares redeemed	1,487,820
Distribution fees payable	379,098
Total liabilities		1,911,115

Net Assets		$ 1,462,210,718
Net Assets consist of:
Paid in capital		$ 1,524,364,439
Undistributed net investment income		2,411,656
Accumulated undistributed net realized gain (loss) on investments		(82,779,364)
Net unrealized appreciation (depreciation) on investments		18,213,987
Net Assets		$ 1,462,210,718

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($999,687,453 ÷ 92,896,401 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($230,003,037 ÷ 21,332,241 shares)		$ 10.78

Maximum offering price per share (100/96.50 of $10.78)		$ 11.17
Class B: Net Asset Value and offering price per share ($38,816,183 ÷ 3,628,560 shares)A		$ 10.70

Class C: Net Asset Value and offering price per share ($52,756,323 ÷ 4,941,656 shares)A		$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,947,722 ÷ 13,019,341 shares)		$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 24,000,183

Expenses
Distribution fees	$ 3,707,387
Independent trustees' compensation	3,745
Total expenses before reductions	3,711,132
Expense reductions	(3,745)	3,707,387
Net investment income (loss)		20,292,796
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,304,373)
Capital gain distributions from underlying funds	16,956,292	(6,348,081)
Change in net unrealized appreciation (depreciation) on underlying funds		385,554,148
Net gain (loss)		379,206,067
Net increase (decrease) in net assets resulting from operations		$ 399,498,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,292,796	$ 19,856,130
Net realized gain (loss)	(6,348,081)	(60,831,662)
Change in net unrealized appreciation (depreciation)	385,554,148	(328,423,663)
Net increase (decrease) in net assets resulting from operations	399,498,863	(369,399,195)
Distributions to shareholders from net investment income	(20,082,625)	(19,629,825)
Distributions to shareholders from net realized gain	(10,724,553)	(30,018,396)
Total distributions	(30,807,178)	(49,648,221)
Share transactions - net increase (decrease)	313,035,081	330,490,319
Total increase (decrease) in net assets	681,726,766	(88,557,097)

Net Assets
Beginning of period	780,483,952	869,041,049
End of period (including undistributed net investment income of $2,411,656 and undistributed net investment income of $2,201,483, respectively)	$ 1,462,210,718	$ 780,483,952

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Income from Investment Operations
Net investment income (loss) C	.18	.23	.26	.22	.17
Net realized and unrealized gain (loss)	3.32	(4.36)	(.50)	.90	1.39
Total from investment operations	3.50	(4.13)	(.24)	1.12	1.56
Distributions from net investment income	(.17)	(.22)	(.22)	(.19)	(.13)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.25) F	(.62)	(.51)	(.45)	(.18)
Net asset value, end of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Total Return A, B	46.86%	(34.98)%	(2.14)%	9.26%	14.35%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.82%	2.41%	1.95%	1.79%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 999,687	$ 512,482	$ 558,890	$ 306,544	$ 128,504
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Income from Investment Operations
Net investment income (loss) C	.15	.21	.23	.19	.14
Net realized and unrealized gain (loss)	3.34	(4.37)	(.51)	.91	1.39
Total from investment operations	3.49	(4.16)	(.28)	1.10	1.53
Distributions from net investment income	(.15)	(.20)	(.18)	(.16)	(.11)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.23) G	(.60)	(.47)	(.42)	(.15) F
Net asset value, end of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Total Return A, B	46.60%	(35.20)%	(2.40)%	9.10%	14.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57%	2.16%	1.70%	1.54%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,003	$ 139,330	$ 173,946	$ 154,042	$ 83,955
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	3.32	(4.32)	(.51)	.90	1.38
Total from investment operations	3.42	(4.16)	(.35)	1.03	1.46
Distributions from net investment income	(.10)	(.14)	(.12)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.19) F	(.54)	(.41)	(.36)	(.11)
Net asset value, end of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Total Return A, B	45.83%	(35.45)%	(2.95)%	8.57%	13.46%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,816	$ 27,207	$ 43,016	$ 37,881	$ 27,111
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	3.31	(4.32)	(.50)	.89	1.38
Total from investment operations	3.41	(4.16)	(.34)	1.02	1.46
Distributions from net investment income	(.11)	(.14)	(.13)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.19) F	(.54)	(.42)	(.36)	(.11)
Net asset value, end of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Total Return A, B	45.83%	(35.44)%	(2.91)%	8.51%	13.46%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,756	$ 31,735	$ 40,426	$ 32,679	$ 20,323
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Income from Investment Operations
Net investment income (loss) B	.20	.26	.29	.25	.20
Net realized and unrealized gain (loss)	3.35	(4.39)	(.50)	.91	1.40
Total from investment operations	3.55	(4.13)	(.21)	1.16	1.60
Distributions from net investment income	(.19)	(.25)	(.25)	(.21)	(.15)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.27)F	(.65)	(.54)	(.47)	(.20)
Net asset value, end of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Total Return A	47.31%	(34.83)%	(1.93)%	9.60%	14.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07%	2.66%	2.20%	2.04%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,948	$ 69,731	$ 52,762	$ 13,903	$ 5,167
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.2	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	6.5
Fidelity Advisor Equity Income Fund Institutional Class	4.7	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	8.6	10.0
Fidelity Advisor Large Cap Fund Institutional Class	8.2	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.8
Fidelity Series 100 Index Fund	5.4	4.6
Fidelity Series All-Sector Equity Fund	11.2	12.4
Fidelity Series Large Cap Value Fund	6.9	4.9
Fidelity Series Small Cap Opportunities Fund	2.8	3.2
	56.1	62.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.1	7.1
Fidelity Advisor Overseas Fund Institutional Class	6.2	7.1
Fidelity Series International Growth Fund	1.4	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.4	0.0
	15.4	14.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0*
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.8	2.5
Fidelity Advisor Total Bond Fund Institutional Class	1.1	2.8
Fidelity Series Investment Grade Bond Fund	11.7	8.2
	15.6	13.5
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.2%
Domestic Equity Funds	56.1%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	15.6%

Six months ago
Domestic Equity Funds	62.9%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	8.0%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	13.5%

Expected
Commodity Funds	7.1%
Domestic Equity Funds	48.4%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
Commodity Funds - 3.2%
Fidelity Series Commodity Strategy Fund	5,271,915	$ 55,249,666
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,969,965	97,592,054
Fidelity Advisor Equity Income Fund Institutional Class	3,566,358	79,565,441
Fidelity Advisor Growth & Income Fund Institutional Class	9,193,658	146,271,105
Fidelity Advisor Large Cap Fund Institutional Class	8,128,459	140,134,638
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,888,422	44,925,569
Fidelity Series 100 Index Fund	11,028,609	91,427,166
Fidelity Series All-Sector Equity Fund	15,891,103	191,011,053
Fidelity Series Large Cap Value Fund	9,859,298	117,029,862
Fidelity Series Small Cap Opportunities Fund (a)	5,432,538	48,458,241
TOTAL DOMESTIC EQUITY FUNDS		956,415,129
TOTAL DOMESTIC EQUITY FUNDS (Cost $977,433,695)		1,011,664,795
International Equity Funds - 17.4%

Developed International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	6,886,153	104,256,353
Fidelity Advisor Overseas Fund Institutional Class	6,256,787	104,988,887
Fidelity Series International Growth Fund	2,454,229	24,395,032
Fidelity Series International Small Cap Fund	491,446	5,027,493
Fidelity Series International Value Fund	2,519,354	24,336,963
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		263,004,728

	Shares	Value
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	2,086,136	$ 34,963,646
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $323,974,314)		297,968,374
Bond Funds - 23.3%

High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	14,245,293	127,922,733
Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund	369,917	3,795,351
Investment Grade Bond Funds - 15.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,449,753	47,140,366
Fidelity Advisor Total Bond Fund Institutional Class	1,818,800	19,333,848
Fidelity Series Investment Grade Bond Fund	17,394,882	198,997,444
TOTAL INVESTMENT GRADE BOND FUNDS		265,471,658
TOTAL BOND FUNDS (Cost $387,822,263)		397,189,742
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,689,230,272)		1,706,822,911
NET OTHER ASSETS - 0.0%		(468,116)
NET ASSETS - 100%		$ 1,706,354,795
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $75,012,132 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $40,381,036 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,689,230,272) - See accompanying schedule		$ 1,706,822,911
Cash		4
Receivable for investments sold		538,765
Receivable for fund shares sold		2,906,112
Total assets		1,710,267,792

Liabilities
Payable for investments purchased	$ 110,281
Payable for fund shares redeemed	3,334,657
Distribution fees payable	468,059
Total liabilities		3,912,997

Net Assets		$ 1,706,354,795
Net Assets consist of:
Paid in capital		$ 1,805,899,572
Undistributed net investment income		2,385,989
Accumulated undistributed net realized gain (loss) on investments		(119,523,405)
Net unrealized appreciation (depreciation) on investments		17,592,639
Net Assets		$ 1,706,354,795

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,030,971,552 ÷ 91,351,779 shares)		$ 11.29

Maximum offering price per share (100/94.25 of $11.29)		$ 11.98
Class T: Net Asset Value and redemption price per share ($382,091,540 ÷ 33,964,959 shares)		$ 11.25

Maximum offering price per share (100/96.50 of $11.25)		$ 11.66
Class B: Net Asset Value and offering price per share ($51,359,536 ÷ 4,582,772 shares)A		$ 11.21

Class C: Net Asset Value and offering price per share ($63,700,424 ÷ 5,694,158 shares)A		$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,231,743 ÷ 15,729,894 shares)		$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 25,415,548

Expenses
Distribution fees	$ 4,674,564
Independent trustees' compensation	4,423
Total expenses before reductions	4,678,987
Expense reductions	(4,423)	4,674,564
Net investment income (loss)		20,740,984
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,945,800)
Capital gain distributions from underlying funds	20,532,775	(16,413,025)
Change in net unrealized appreciation (depreciation) on underlying funds		493,374,347
Net gain (loss)		476,961,322
Net increase (decrease) in net assets resulting from operations		$ 497,702,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,740,984	$ 20,500,528
Net realized gain (loss)	(16,413,025)	(85,821,923)
Change in net unrealized appreciation (depreciation)	493,374,347	(433,071,093)
Net increase (decrease) in net assets resulting from operations	497,702,306	(498,392,488)
Distributions to shareholders from net investment income	(19,871,061)	(20,772,833)
Distributions to shareholders from net realized gain	(13,024,758)	(43,764,449)
Total distributions	(32,895,819)	(64,537,282)
Share transactions - net increase (decrease)	319,644,448	372,427,616
Total increase (decrease) in net assets	784,450,935	(190,502,154)

Net Assets
Beginning of period	921,903,860	1,112,406,014
End of period (including undistributed net investment income of $2,385,989 and undistributed net investment income of $1,516,067, respectively)	$ 1,706,354,795	$ 921,903,860

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Income from Investment Operations
Net investment income (loss)C	.16	.21	.22	.20	.15
Net realized and unrealized gain (loss)	3.68	(5.10)	(.63)	1.09	1.70
Total from investment operations	3.84	(4.89)	(.41)	1.29	1.85
Distributions from net investment income	(.15)	(.21)	(.19)	(.18)	(.11)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.24) F	(.71)	(.57)	(.49)	(.19)
Net asset value, end of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Total Return A,B	50.17%	(38.49)%	(3.22)%	9.82%	15.84%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.61%	2.08%	1.53%	1.49%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345	$ 156,916
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.14	.19	.19	.17	.11
Net realized and unrealized gain (loss)	3.66	(5.09)	(.64)	1.09	1.70
Total from investment operations	3.80	(4.90)	(.45)	1.26	1.81
Distributions from net investment income	(.13)	(.18)	(.15)	(.15)	(.09)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.22) G	(.68)	(.53)	(.46)	(.16) F
Net asset value, end of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Total Return A,B	49.72%	(38.62)%	(3.49)%	9.59%	15.52%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.36%	1.83%	1.28%	1.24%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,092	$ 236,333	$ 297,618	$ 281,508	$ 184,029
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	(.08)	(.11)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.17) F	(.61)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Total Return A,B	49.07%	(38.94)%	(3.96)%	8.98%	14.96%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,360	$ 35,701	$ 60,367	$ 56,845	$ 43,099
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	(.08)	(.12)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.18) F	(.62)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Total Return A,B	49.06%	(38.96)%	(3.95)%	9.00%	14.99%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,700	$ 40,294	$ 58,768	$ 54,338	$ 37,940
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Income from Investment Operations
Net investment income (loss) B	.19	.23	.26	.24	.18
Net realized and unrealized gain (loss)	3.69	(5.11)	(.64)	1.09	1.71
Total from investment operations	3.88	(4.88)	(.38)	1.33	1.89
Distributions from net investment income	(.17)	(.24)	(.22)	(.21)	(.13)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.09)
Total distributions	(.27) F	(.74)	(.60)	(.52)	(.22)
Net asset value, end of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Total Return A	50.42%	(38.31)%	(3.01)%	10.08%	16.10%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%	2.33%	1.78%	1.74%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,232	$ 82,534	$ 69,011	$ 24,902	$ 10,918
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.2	6.8
Fidelity Advisor Equity Income Fund Institutional Class	5.0	9.1
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	10.6
Fidelity Advisor Large Cap Fund Institutional Class	8.9	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
Fidelity Series 100 Index Fund	5.8	5.2
Fidelity Series All-Sector Equity Fund	12.1	13.0
Fidelity Series Large Cap Value Fund	7.4	5.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	60.5	66.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.6	7.4
Fidelity Advisor Overseas Fund Institutional Class	6.6	7.3
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.5	0.0
	16.6	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	1.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	1.8
Fidelity Advisor Total Bond Fund Institutional Class	0.7	2.0
Fidelity Series Investment Grade Bond Fund	7.3	5.9
	9.7	9.7
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	60.5%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.7%

Six months ago
Domestic Equity Funds	66.0%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund	3,242,705	$ 33,983,553
Domestic Equity Funds - 60.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,205,752	59,732,975
Fidelity Advisor Equity Income Fund Institutional Class	2,181,693	48,673,567
Fidelity Advisor Growth & Income Fund Institutional Class	5,627,524	89,533,903
Fidelity Advisor Large Cap Fund Institutional Class	4,979,675	85,849,600
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,155,906	27,499,008
Fidelity Series 100 Index Fund	6,748,544	55,945,426
Fidelity Series All-Sector Equity Fund	9,724,464	116,888,058
Fidelity Series Large Cap Value Fund	6,044,562	71,748,956
Fidelity Series Small Cap Opportunities Fund (a)	3,320,515	29,618,995
TOTAL DOMESTIC EQUITY FUNDS		585,490,488
TOTAL DOMESTIC EQUITY FUNDS (Cost $600,978,621)		619,474,041
International Equity Funds - 18.8%

Developed International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	4,214,019	63,800,252
Fidelity Advisor Overseas Fund Institutional Class	3,822,214	64,136,750
Fidelity Series International Growth Fund	1,509,475	15,004,183
Fidelity Series International Small Cap Fund	309,138	3,162,484
Fidelity Series International Value Fund	1,549,587	14,969,006
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		161,072,675

	Shares	Value
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	1,281,993	$ 21,486,205
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $196,093,127)		182,558,880
Bond Funds - 17.2%

High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,071,351	72,480,730
Investment Grade Bond Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,937,962	16,763,374
Fidelity Advisor Total Bond Fund Institutional Class	646,234	6,869,467
Fidelity Series Investment Grade Bond Fund	6,179,024	70,688,033
TOTAL INVESTMENT GRADE BOND FUNDS		94,320,874
TOTAL BOND FUNDS (Cost $161,090,106)		166,801,604
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $958,161,854)		968,834,525
NET OTHER ASSETS - 0.0%		(247,046)
NET ASSETS - 100%		$ 968,587,479
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $37,616,185 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $14,528,420 of losses recognized during the period November 1, 2009 to March 31, 2010.
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $958,161,854) - See accompanying schedule		$ 968,834,525
Cash		10
Receivable for investments sold		875,924
Receivable for fund shares sold		1,238,438
Total assets		970,948,897

Liabilities
Payable for investments purchased	$ 169,895
Payable for fund shares redeemed	1,944,471
Distribution fees payable	247,052
Total liabilities		2,361,418

Net Assets		$ 968,587,479
Net Assets consist of:
Paid in capital		$ 1,012,106,109
Undistributed net investment income		873,654
Accumulated undistributed net realized gain (loss) on investments		(55,064,955)
Net unrealized appreciation (depreciation) on investments		10,672,671
Net Assets		$ 968,587,479

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($669,450,065 ÷ 62,880,935 shares)		$ 10.65

Maximum offering price per share (100/94.25 of $10.65)		$ 11.30
Class T: Net Asset Value and redemption price per share ($143,106,402 ÷ 13,501,626 shares)		$ 10.60

Maximum offering price per share (100/96.50 of $10.60)		$ 10.98
Class B: Net Asset Value and offering price per share ($27,408,282 ÷ 2,604,841 shares)A		$ 10.52

Class C: Net Asset Value and offering price per share ($30,994,102 ÷ 2,945,530 shares)A		$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,628,628 ÷ 9,131,880 shares)		$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 13,103,333

Expenses
Distribution fees	$ 2,347,634
Independent trustees' compensation	2,385
Total expenses before reductions	2,350,019
Expense reductions	(2,385)	2,347,634
Net investment income (loss)		10,755,699
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,050,095)
Capital gain distributions from underlying funds	11,901,834	(5,148,261)
Change in net unrealized appreciation (depreciation) on underlying funds		267,687,993
Net gain (loss)		262,539,732
Net increase (decrease) in net assets resulting from operations		$ 273,295,431

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,755,699	$ 9,984,797
Net realized gain (loss)	(5,148,261)	(40,983,238)
Change in net unrealized appreciation (depreciation)	267,687,993	(221,191,491)
Net increase (decrease) in net assets resulting from operations	273,295,431	(252,189,932)
Distributions to shareholders from net investment income	(10,794,748)	(9,759,661)
Distributions to shareholders from net realized gain	(6,934,476)	(19,339,084)
Total distributions	(17,729,224)	(29,098,745)
Share transactions - net increase (decrease)	237,182,238	235,607,700
Total increase (decrease) in net assets	492,748,445	(45,680,977)

Net Assets
Beginning of period	475,839,034	521,520,011
End of period (including undistributed net investment income of $873,654 and undistributed net investment income of $912,704, respectively)	$ 968,587,479	$ 475,839,034

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.14	.20	.20	.19	.14
Net realized and unrealized gain (loss)	3.55	(4.92)	(.60)	1.02	1.62
Total from investment operations	3.69	(4.72)	(.40)	1.21	1.76
Distributions from net investment income	(.14)	(.18)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.22)	(.63) G	(.51)	(.44) F	(.15)
Net asset value, end of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Total Return A,B	51.59%	(39.29)%	(3.34)%	9.74%	16.03%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.51%	2.04%	1.51%	1.48%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 669,450	$ 314,996	$ 336,805	$ 146,175	$ 49,877
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Income from Investment Operations
Net investment income (loss) C	.12	.17	.17	.16	.11
Net realized and unrealized gain (loss)	3.53	(4.89)	(.62)	1.01	1.63
Total from investment operations	3.65	(4.72)	(.45)	1.17	1.74
Distributions from net investment income	(.12)	(.16)	(.13)	(.13)	(.10)
Distributions from net realized gain	(.08)	(.45)	(.33)	(.28)	(.04)
Total distributions	(.20)	(.60) G	(.46)	(.41) F	(.14)
Net asset value, end of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Total Return A,B	51.17%	(39.42)%	(3.66)%	9.46%	15.84%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.26%	1.79%	1.26%	1.23%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,106	$ 81,463	$ 99,531	$ 84,368	$ 45,421
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Income from Investment Operations
Net investment income (loss) C	.07	.13	.10	.09	.05
Net realized and unrealized gain (loss)	3.50	(4.86)	(.61)	1.02	1.61
Total from investment operations	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	(.07)	(.10)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.15)	(.55) G	(.40)	(.36) F	(.10)
Net asset value, end of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Total Return A,B	50.43%	(39.76)%	(4.10) %	8.98%	15.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.76%	1.30%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,408	$ 17,892	$ 27,854	$ 23,065	$ 15,351
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Income from Investment Operations
Net investment income (loss) C	.07	.12	.10	.09	.05
Net realized and unrealized gain (loss)	3.50	(4.85)	(.61)	1.02	1.61
Total from investment operations	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	(.08)	(.11)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.16)	(.55) G	(.40)	(.36) F	(.10)
Net asset value, end of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Total Return A,B	50.28%	(39.70)%	(4.10)%	8.99%	15.15%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.76%	1.29%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,994	$ 17,821	$ 23,168	$ 19,041	$ 12,023
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.17	.22	.24	.22	.17
Net realized and unrealized gain (loss)	3.55	(4.93)	(.62)	1.02	1.64
Total from investment operations	3.72	(4.71)	(.38)	1.24	1.81
Distributions from net investment income	(.16)	(.21)	(.20)	(.18)	(.13)
Distributions from net realized gain	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.24)	(.65) G	(.54)	(.46) F	(.17)
Net asset value, end of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Total Return A	51.81%	(39.08)%	(3.19)%	9.98%	16.45%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.76%	2.29%	1.76%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,629	$ 43,667	$ 34,162	$ 6,371	$ 2,207
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	5.1	9.5
Fidelity Advisor Growth & Income Fund Institutional Class	9.4	10.7
Fidelity Advisor Large Cap Fund Institutional Class	9.0	9.9
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.0
Fidelity Series 100 Index Fund	5.9	5.1
Fidelity Series All-Sector Equity Fund	12.2	13.1
Fidelity Series Large Cap Value Fund	7.5	5.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	61.4	67.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	7.5
Fidelity Advisor Overseas Fund Institutional Class	6.7	7.5
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.6	0.0
	16.9	15.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	1.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.8	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.3	1.1
Fidelity Advisor Total Bond Fund Institutional Class	0.5	1.4
Fidelity Series Investment Grade Bond Fund	5.3	4.0
	7.1	6.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.1%

Six months ago
Domestic Equity Funds	67.0%
Developed International Equity Funds	15.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	6.5%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	54.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	4,037,091	$ 42,308,711
Domestic Equity Funds - 61.4%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,511,643	74,886,798
Fidelity Advisor Equity Income Fund Institutional Class	2,735,757	61,034,739
Fidelity Advisor Growth & Income Fund Institutional Class	7,054,813	112,242,074
Fidelity Advisor Large Cap Fund Institutional Class	6,241,103	107,596,608
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,445,793	34,395,427
Fidelity Series 100 Index Fund	8,453,723	70,081,366
Fidelity Series All-Sector Equity Fund	12,185,283	146,467,096
Fidelity Series Large Cap Value Fund	7,574,559	89,910,015
Fidelity Series Small Cap Opportunities Fund (a)	4,163,201	37,135,755
TOTAL DOMESTIC EQUITY FUNDS		733,749,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $783,746,027)		776,058,589
International Equity Funds - 19.1%

Developed International Equity Funds - 16.9%
Fidelity Advisor Diversified International Fund Institutional Class	5,291,515	80,113,542
Fidelity Advisor Overseas Fund Institutional Class	4,799,377	80,533,551
Fidelity Series International Growth Fund	1,885,160	18,738,493
Fidelity Series International Small Cap Fund	378,863	3,875,769
Fidelity Series International Value Fund	1,922,958	18,575,778
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		201,837,133

	Shares	Value
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	1,601,192	$ 26,835,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $257,010,582)		228,673,106
Bond Funds - 15.9%

High Yield Bond Funds - 8.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,732,780	105,360,367
Investment Grade Bond Funds - 7.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,749,701	15,134,914
Fidelity Advisor Total Bond Fund Institutional Class	580,548	6,171,223
Fidelity Series Investment Grade Bond Fund	5,573,349	63,759,111
TOTAL INVESTMENT GRADE BOND FUNDS		85,065,248
TOTAL BOND FUNDS (Cost $192,927,197)		190,425,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,233,683,806)		1,195,157,310
NET OTHER ASSETS - 0.0%		(343,773)
NET ASSETS - 100%		$ 1,194,813,537
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $36,100,262 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,233,683,806) - See accompanying schedule		$ 1,195,157,310
Cash		485
Receivable for investments sold		93,764
Receivable for fund shares sold		2,149,327
Total assets		1,197,400,886

Liabilities
Payable for investments purchased	$ 336,322
Payable for fund shares redeemed	1,907,255
Distribution fees payable	343,772
Total liabilities		2,587,349

Net Assets		$ 1,194,813,537
Net Assets consist of:
Paid in capital		$ 1,268,807,650
Undistributed net investment income		926,726
Accumulated undistributed net realized gain (loss) on investments		(36,394,343)
Net unrealized appreciation (depreciation) on investments		(38,526,496)
Net Assets		$ 1,194,813,537

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($670,672,892 ÷ 58,961,400 shares)		$ 11.37

Maximum offering price per share (100/94.25 of $11.37)		$ 12.06
Class T: Net Asset Value and redemption price per share ($300,593,735 ÷ 26,503,181 shares)		$ 11.34

Maximum offering price per share (100/96.50 of $11.34)		$ 11.75
Class B: Net Asset Value and offering price per share ($43,772,909 ÷ 3,888,187 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($53,334,309 ÷ 4,742,687 shares)A		$ 11.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,439,692 ÷ 11,072,495 shares)		$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 17,084,060

Expenses
Distribution fees	$ 3,459,380
Independent trustees' compensation	3,130
Total expenses before reductions	3,462,510
Expense reductions	(3,130)	3,459,380
Net investment income (loss)		13,624,680
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,808,406
Capital gain distributions from underlying funds	14,874,095	36,682,501
Change in net unrealized appreciation (depreciation) on underlying funds		319,580,977
Net gain (loss)		356,263,478
Net increase (decrease) in net assets resulting from operations		$ 369,888,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,624,680	$ 13,972,825
Net realized gain (loss)	36,682,501	(61,624,191)
Change in net unrealized appreciation (depreciation)	319,580,977	(325,789,369)
Net increase (decrease) in net assets resulting from operations	369,888,158	(373,440,735)
Distributions to shareholders from net investment income	(13,844,304)	(13,667,108)
Distributions to shareholders from net realized gain	(8,692,491)	(34,379,125)
Total distributions	(22,536,795)	(48,046,233)
Share transactions - net increase (decrease)	202,733,553	247,327,890
Total increase (decrease) in net assets	550,084,916	(174,159,078)

Net Assets
Beginning of period	644,728,621	818,887,699
End of period (including undistributed net investment income of $926,726 and undistributed net investment income of $1,146,349, respectively)	$ 1,194,813,537	$ 644,728,621

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Income from Investment Operations
Net investment income (loss)C	.15	.21	.22	.21	.15
Net realized and unrealized gain (loss)	3.87	(5.44)	(.74)	1.16	1.84
Total from investment operations	4.02	(5.23)	(.52)	1.37	1.99
Distributions from net investment income	(.15)	(.20)	(.20)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.24)	(.75) G	(.60)	(.51) F	(.19)
Net asset value, end of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Total Return A,B	53.15%	(40.42)%	(3.92)%	10.09%	16.65%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.52%	2.02%	1.47%	1.48%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 670,673	$ 342,357	$ 428,381	$ 263,733	$ 133,817
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Income from Investment Operations
Net investment income (loss) C	.13	.18	.18	.17	.12
Net realized and unrealized gain (loss)	3.86	(5.43)	(.72)	1.16	1.83
Total from investment operations	3.99	(5.25)	(.54)	1.33	1.95
Distributions from net investment income	(.13)	(.17)	(.16)	(.15)	(.10)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.06)
Total distributions	(.22)	(.72) G	(.56)	(.48) F	(.16)
Net asset value, end of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Total Return A,B	52.83%	(40.61)%	(4.05)%	9.81%	16.35%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.27%	1.77%	1.22%	1.23%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,594	$ 181,917	$ 238,675	$ 221,815	$ 136,679
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) C	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	3.83	(5.37)	(.73)	1.14	1.83
Total from investment operations	3.91	(5.24)	(.62)	1.24	1.88
Distributions from net investment income	(.08)	(.11)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.17)	(.66) G	(.49)	(.41) F	(.12)
Net asset value, end of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Total Return A,B	52.08%	(40.85)%	(4.59)%	9.25%	15.81%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,773	$ 29,479	$ 50,827	$ 46,110	$ 32,658
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) C	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	3.83	(5.37)	(.72)	1.13	1.83
Total from investment operations	3.91	(5.24)	(.61)	1.23	1.88
Distributions from net investment income	(.08)	(.12)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.17)	(.67) G	(.49)	(.41) F	(.12)
Net asset value, end of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Total Return A,B	52.18%	(40.91)%	(4.54)%	9.17%	15.82%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,334	$ 34,036	$ 54,549	$ 54,022	$ 38,947
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Income from Investment Operations
Net investment income (loss) B	.18	.23	.25	.24	.18
Net realized and unrealized gain (loss)	3.88	(5.45)	(.74)	1.17	1.85
Total from investment operations	4.06	(5.22)	(.49)	1.41	2.03
Distributions from net investment income	(.17)	(.22)	(.23)	(.21)	(.14)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.26)	(.78) G	(.63)	(.54) F	(.21)
Net asset value, end of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Total Return A	53.53%	(40.24)%	(3.70)%	10.36%	16.99%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.77%	2.27%	1.72%	1.73%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,440	$ 56,940	$ 46,457	$ 19,197	$ 7,227
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	5.1	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.5	10.7
Fidelity Advisor Large Cap Fund Institutional Class	9.1	9.6
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.2
Fidelity Series 100 Index Fund	6.0	5.5
Fidelity Series All-Sector Equity Fund	12.4	13.6
Fidelity Series Large Cap Value Fund	7.7	6.0
Fidelity Series Small Cap Opportunities Fund	3.1	3.5
	62.1	68.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.8	7.4
Fidelity Advisor Overseas Fund Institutional Class	6.8	7.2
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.6	0.0
	17.1	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.8
Fidelity Advisor Total Bond Fund Institutional Class	0.4	1.1
Fidelity Series Investment Grade Bond Fund	3.7	3.0
	4.9	4.9
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.7%
Domestic Equity Funds	62.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	4.9%

Six months ago
Domestic Equity Funds	68.0%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	10.5%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	8.0%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 3.7%
Fidelity Series Commodity Strategy Fund	1,023,560	$ 10,726,912
Domestic Equity Funds - 62.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	373,331	18,494,795
Fidelity Advisor Equity Income Fund Institutional Class	667,126	14,883,582
Fidelity Advisor Growth & Income Fund Institutional Class	1,739,454	27,674,709
Fidelity Advisor Large Cap Fund Institutional Class	1,540,380	26,556,152
Fidelity Advisor Small Cap Fund Institutional Class (a)	357,611	8,507,562
Fidelity Series 100 Index Fund	2,094,015	17,359,384
Fidelity Series All-Sector Equity Fund	3,010,645	36,187,948
Fidelity Series Large Cap Value Fund	1,885,940	22,386,104
Fidelity Series Small Cap Opportunities Fund (a)	1,028,259	9,172,069
TOTAL DOMESTIC EQUITY FUNDS		181,222,305
TOTAL DOMESTIC EQUITY FUNDS (Cost $177,816,198)		191,949,217
International Equity Funds - 19.4%

Developed International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,301,279	19,701,360
Fidelity Advisor Overseas Fund Institutional Class	1,180,205	19,803,845
Fidelity Series International Growth Fund	478,034	4,751,656
Fidelity Series International Small Cap Fund	97,600	998,451
Fidelity Series International Value Fund	490,759	4,740,728
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		49,996,040

	Shares	Value
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	398,045	$ 6,671,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,269,152)		56,667,266
Bond Funds - 14.8%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,239,225	29,088,245
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	287,764	2,489,154
Fidelity Advisor Total Bond Fund Institutional Class	98,420	1,046,207
Fidelity Series Investment Grade Bond Fund	934,176	10,686,972
TOTAL INVESTMENT GRADE BOND FUNDS		14,222,333
TOTAL BOND FUNDS (Cost $39,744,996)		43,310,578
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $274,830,346)		291,927,061
NET OTHER ASSETS - 0.0%		(65,264)
NET ASSETS - 100%		$ 291,861,797
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $7,479,724 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $274,830,346) - See accompanying schedule		$ 291,927,061
Cash		54
Receivable for investments sold		130,329
Receivable for fund shares sold		479,582
Other affiliated receivables		3,552
Total assets		292,540,578

Liabilities
Payable for investments purchased	$ 24,227
Payable for fund shares redeemed	585,672
Distribution fees payable	68,882
Total liabilities		678,781

Net Assets		$ 291,861,797
Net Assets consist of:
Paid in capital		$ 285,974,582
Undistributed net investment income		269,780
Accumulated undistributed net realized gain (loss) on investments		(11,479,280)
Net unrealized appreciation (depreciation) on investments		17,096,715
Net Assets		$ 291,861,797

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,405,305 ÷ 23,290,604 shares)		$ 8.82

Maximum offering price per share (100/94.25 of $8.82)		$ 9.36
Class T: Net Asset Value and redemption price per share ($43,325,813 ÷ 4,928,835 shares)		$ 8.79

Maximum offering price per share (100/96.50 of $8.79)		$ 9.11
Class B: Net Asset Value and offering price per share ($4,089,301 ÷ 466,319 shares)A		$ 8.77

Class C: Net Asset Value and offering price per share ($6,199,307 ÷ 707,446 shares)A		$ 8.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,842,071 ÷ 3,711,578 shares)		$ 8.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 3,692,701

Expenses
Distribution fees	$ 601,899
Independent trustees' compensation	651
Total expenses before reductions	602,550
Expense reductions	(651)	601,899
Net investment income (loss)		3,090,802
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,092,719)
Capital gain distributions from underlying funds	3,511,927	(580,792)
Change in net unrealized appreciation (depreciation) on underlying funds		74,319,321
Net gain (loss)		73,738,529
Net increase (decrease) in net assets resulting from operations		$ 76,829,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,090,802	$ 2,112,292
Net realized gain (loss)	(580,792)	(8,238,179)
Change in net unrealized appreciation (depreciation)	74,319,321	(47,910,180)
Net increase (decrease) in net assets resulting from operations	76,829,331	(54,036,067)
Distributions to shareholders from net investment income	(3,060,635)	(2,013,822)
Distributions to shareholders from net realized gain	(2,023,492)	(2,435,534)
Total distributions	(5,084,127)	(4,449,356)
Share transactions - net increase (decrease)	102,731,596	90,758,359
Total increase (decrease) in net assets	174,476,800	32,272,936

Net Assets
Beginning of period	117,384,997	85,112,061
End of period (including undistributed net investment income of $269,780 and undistributed net investment income of $239,612, respectively)	$ 291,861,797	$ 117,384,997

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.16	.16	.12
Net realized and unrealized gain (loss)	3.02	(4.29)	(.57)	1.06
Total from investment operations	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.14	.13	.09
Net realized and unrealized gain (loss)	3.02	(4.28)	(.57)	1.06
Total from investment operations	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.17)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.08	.05
Net realized and unrealized gain (loss)	3.01	(4.27) J	(.57)	1.06
Total from investment operations	3.07	(4.16) J	(.49)	1.11
Distributions from net investment income	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.77	$ 5.83 J	$ 10.33	$ 11.01
Total Return B,C,D	52.74%	(41.39)% J	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (41.49%) to (41.39%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.08	.05
Net realized and unrealized gain (loss)	3.01	(4.27) J	(.58)	1.06
Total from investment operations	3.07	(4.16) J	(.50)	1.11
Distributions from net investment income	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.76	$ 5.82 J	$ 10.32	$ 11.01
Total Return B,C,D	52.90%	(41.39)% J	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $.03 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (41.08%) to (41.39%).

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.18	.19	.14
Net realized and unrealized gain (loss)	3.04	(4.30)	(.59)	1.06
Total from investment operations	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.8	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.5	7.2
Fidelity Advisor Equity Income Fund Institutional Class	5.3	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	9.8	10.9
Fidelity Advisor Large Cap Fund Institutional Class	9.4	10.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.2
Fidelity Series 100 Index Fund	6.2	5.4
Fidelity Series All-Sector Equity Fund	12.8	14.0
Fidelity Series Large Cap Value Fund	7.9	6.3
Fidelity Series Small Cap Opportunities Fund	3.2	3.8
	64.1	69.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.5	8.7
Fidelity Advisor Overseas Fund Institutional Class	7.6	8.5
Fidelity Series International Growth Fund	1.8	0.0
Fidelity Series International Small Cap Fund	0.4	0.0
Fidelity Series International Value Fund	1.8	0.0
	19.1	17.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.6	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.1
Fidelity Series Investment Grade Bond Fund	0.4	0.3
	0.5	0.5
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	64.1%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.5%

Six months ago
Domestic Equity Funds	69.2%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	10.9%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	8.4%
Domestic Equity Funds	57.6%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 67.9%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund	880,268	$ 9,225,206
Domestic Equity Funds - 64.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	316,658	15,687,213
Fidelity Advisor Equity Income Fund Institutional Class	566,910	12,647,754
Fidelity Advisor Growth & Income Fund Institutional Class	1,476,393	23,489,409
Fidelity Advisor Large Cap Fund Institutional Class	1,304,742	22,493,754
Fidelity Advisor Small Cap Fund Institutional Class (a)	303,131	7,211,485
Fidelity Series 100 Index Fund	1,777,826	14,738,178
Fidelity Series All-Sector Equity Fund	2,551,518	30,669,243
Fidelity Series Large Cap Value Fund	1,596,686	18,952,668
Fidelity Series Small Cap Opportunities Fund (a)	872,347	7,781,332
TOTAL DOMESTIC EQUITY FUNDS		153,671,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $153,484,779)		162,896,242
International Equity Funds - 21.7%

Developed International Equity Funds - 19.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,195,950	18,106,688
Fidelity Advisor Overseas Fund Institutional Class	1,084,490	18,197,739
Fidelity Series International Growth Fund	437,303	4,346,795
Fidelity Series International Small Cap Fund	88,876	909,199
Fidelity Series International Value Fund	448,938	4,336,744
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		45,897,165

	Shares	Value
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund	364,549	$ 6,109,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,026,819)		52,007,012
Bond Funds - 10.4%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,658,789	23,875,925
Investment Grade Bond Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	24,513	212,036
Fidelity Advisor Total Bond Fund Institutional Class	7,433	79,018
Fidelity Series Investment Grade Bond Fund	75,439	863,027
TOTAL INVESTMENT GRADE BOND FUNDS		1,154,081
TOTAL BOND FUNDS (Cost $22,320,321)		25,030,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $229,831,919)		239,933,260
NET OTHER ASSETS - 0.0%		(60,274)
NET ASSETS - 100%		$ 239,872,986
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $7,387,590 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $229,831,919) - See accompanying schedule		$ 239,933,260
Receivable for investments sold		30,627
Receivable for fund shares sold		1,521,907
Total assets		241,485,794

Liabilities
Payable for investments purchased	$ 1,209,692
Payable for fund shares redeemed	342,836
Distribution fees payable	60,280
Total liabilities		1,612,808

Net Assets		$ 239,872,986
Net Assets consist of:
Paid in capital		$ 240,191,001
Undistributed net investment income		151,377
Accumulated undistributed net realized gain (loss) on investments		(10,570,733)
Net unrealized appreciation (depreciation) on investments		10,101,341
Net Assets		$ 239,872,986
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($137,716,437 ÷ 15,895,884 shares)		$ 8.66

Maximum offering price per share (100/94.25 of $8.66)		$ 9.19
Class T: Net Asset Value and redemption price per share ($46,449,242 ÷ 5,375,539 shares)		$ 8.64

Maximum offering price per share (100/96.50 of $8.64)		$ 8.95
Class B: Net Asset Value and offering price per share ($5,847,405 ÷ 679,804 shares)A		$ 8.60

Class C: Net Asset Value and offering price per share ($9,645,586 ÷ 1,119,987 shares)A		$ 8.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,214,316 ÷ 4,624,382 shares)		$ 8.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 2,944,930

Expenses
Distribution fees	$ 553,961
Independent trustees' compensation	553
Total expenses before reductions	554,514
Expense reductions	(553)	553,961
Net investment income (loss)		2,390,969
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,719,640)
Capital gain distributions from underlying funds	2,953,675	234,035
Change in net unrealized appreciation (depreciation) on underlying funds		64,796,791
Net gain (loss)		65,030,826
Net increase (decrease) in net assets resulting from operations		$ 67,421,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,390,969	$ 1,838,987
Net realized gain (loss)	234,035	(8,423,554)
Change in net unrealized appreciation (depreciation)	64,796,791	(44,545,249)
Net increase (decrease) in net assets resulting from operations	67,421,795	(51,129,816)
Distributions to shareholders from net investment income	(2,382,215)	(1,739,953)
Distributions to shareholders from net realized gain	(1,702,157)	(2,746,301)
Total distributions	(4,084,372)	(4,486,254)
Share transactions - net increase(decrease)	74,234,725	71,843,683
Total increase (decrease) in net assets	137,572,148	16,227,613

Net Assets
Beginning of period	102,300,838	86,073,225
End of period (including undistributed net investment income of $151,377 and undistributed net investment income of $142,623, respectively)	$ 239,872,986	$ 102,300,838

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.16	.16	.13
Net realized and unrealized gain (loss)	3.05	(4.39) J	(.60)	1.06
Total from investment operations	3.16	(4.23) J	(.44)	1.19
Distributions from net investment income	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.66	$ 5.67 J	$ 10.32	$ 11.04
Total Return B, C, D	55.94%	(42.30)% J	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (42.40%) to (42.30%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.13	.11
Net realized and unrealized gain (loss)	3.05	(4.37)	(.59)	1.05
Total from investment operations	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.16)	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.07	.06
Net realized and unrealized gain (loss)	3.03	(4.35) J	(.59)	1.07
Total from investment operations	3.08	(4.25) J	(.52)	1.13
Distributions from net investment income	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.60	$ 5.64 J	$ 10.26	$ 11.00
Total Return B, C, D	54.72%	(42.71)% J	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (42.81%) to (42.71%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.07	.06
Net realized and unrealized gain (loss)	3.05	(4.35) J	(.59)	1.06
Total from investment operations	3.10	(4.25) J	(.52)	1.12
Distributions from net investment income	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 8.61	$ 5.63 J	$ 10.25	$ 11.00
Total Return B, C, D	55.15%	(42.74)% J	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $0.06 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (42.13%) to (42.74%).

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.17	.18	.15
Net realized and unrealized gain (loss)	3.08	(4.40) J	(.59)	1.06
Total from investment operations	3.21	(4.23) J	(.41)	1.21
Distributions from net investment income	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.70	$ 5.68 J	$ 10.35	$ 11.06
Total Return B, C	56.66%	(42.22)% J	(4.02)%	12.16%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $0.02 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (42.01%) to (42.22%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 229,893,265	$ 8,786,672	$ (5,727,931)	$ 3,058,741
Advisor Freedom 2005	212,046,559	9,450,217	(11,711,267)	(2,261,050)
Advisor Freedom 2010	827,247,999	43,479,197	(43,181,375)	297,822
Advisor Freedom 2015	1,297,588,083	70,141,125	(73,752,943)	(3,611,818)
Advisor Freedom 2020	2,093,741,207	136,867,313	(123,870,724)	12,996,589
Advisor Freedom 2025	1,452,595,697	110,095,766	(100,105,295)	9,990,471
Advisor Freedom 2030	1,698,833,675	129,289,114	(121,299,878)	7,989,236
Advisor Freedom 2035	964,627,880	80,474,746	(76,268,101)	4,206,645
Advisor Freedom 2040	1,238,438,546	66,528,589	(109,809,825)	(43,281,236)
Advisor Freedom 2045	277,414,362	32,378,584	(17,865,885)	14,512,699
Advisor Freedom 2050	231,692,628	26,175,004	(17,934,372)	8,240,632

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 572,465	$ (2,021,981)	$ 3,058,741
Advisor Freedom 2005	926,903	(5,987,852)	(2,261,050)
Advisor Freedom 2010	3,663,029	(34,281,646)	297,822
Advisor Freedom 2015	5,842,978	(35,532,008)	(3,611,818)
Advisor Freedom 2020	9,933,861	(83,490,631)	12,996,589
Advisor Freedom 2025	6,782,821	(53,781,443)	9,990,471
Advisor Freedom 2030	7,859,154	(75,012,132)	7,989,236
Advisor Freedom 2035	4,419,329	(37,616,185)	4,206,645
Advisor Freedom 2040	5,387,380	(36,100,262)	(43,281,236)
Advisor Freedom 2045	1,330,689	(7,479,724)	14,512,699
Advisor Freedom 2050	1,044,143	(7,387,590)	8,240,632

The tax character of distributions paid was as follows:

March 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,386,214	$ -	$ 5,386,214
Advisor Freedom 2005	4,599,553	-	4,599,553
Advisor Freedom 2010	21,195,098	-	21,195,098
Advisor Freedom 2015	30,068,389	-	30,068,389
Advisor Freedom 2020	46,813,378	-	46,813,378
Advisor Freedom 2025	30,807,178	-	30,807,178
Advisor Freedom 2030	32,895,819	-	32,895,819
Advisor Freedom 2035	17,729,224	-	17,729,224
Advisor Freedom 2040	22,536,795	-	22,536,795
Advisor Freedom 2045	5,084,127	-	5,084,127
Advisor Freedom 2050	4,084,372	-	4,084,372
March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,856,514	$ 1,005,271	$ 6,861,785
Advisor Freedom 2005	4,591,097	2,332,348	6,923,445
Advisor Freedom 2010	22,631,084	15,734,148	38,365,232
Advisor Freedom 2015	27,190,807	21,998,591	49,189,398
Advisor Freedom 2020	39,768,154	48,584,416	88,352,570

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom 2025	$ 23,198,269	$ 26,449,952	$ 49,648,221
Advisor Freedom 2030	22,969,281	41,568,001	64,537,282
Advisor Freedom 2035	10,628,393	18,470,352	29,098,745
Advisor Freedom 2040	14,702,047	33,344,186	48,046,233
Advisor Freedom 2045	2,170,604	2,278,752	4,449,356
Advisor Freedom 2050	1,780,026	2,706,228	4,486,254

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	102,325,147	61,395,658
Advisor Freedom 2005	106,915,265	58,434,887
Advisor Freedom 2010	341,964,143	314,718,078
Advisor Freedom 2015	533,200,094	314,821,134
Advisor Freedom 2020	782,254,071	446,516,813
Advisor Freedom 2025	542,574,873	222,849,615
Advisor Freedom 2030	597,161,063	268,926,770
Advisor Freedom 2035	361,803,646	119,567,643
Advisor Freedom 2040	376,509,144	167,658,019
Advisor Freedom 2045	133,266,207	28,977,725
Advisor Freedom 2050	101,117,541	25,588,000

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 302,442	$ 34,180
Class T	.25%	.25%	245,357	728
Class B	.75%	.25%	48,179	36,168
Class C	.75%	.25%	131,039	23,954
			$ 727,017	$ 95,030

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 309,852	$ 79,090
Class T	.25%	.25%	96,720	1,458
Class B	.75%	.25%	30,183	22,645
Class C	.75%	.25%	83,268	7,693
			$ 520,023	$ 110,886
Advisor Freedom 2010
Class A	0%	.25%	$ 1,081,091	$ 213,976
Class T	.25%	.25%	967,461	1,839
Class B	.75%	.25%	225,084	169,048
Class C	.75%	.25%	450,385	43,746
			$ 2,724,021	$ 428,609
Advisor Freedom 2015
Class A	0%	.25%	$ 1,669,492	$ 304,897
Class T	.25%	.25%	1,028,991	704
Class B	.75%	.25%	334,070	250,703
Class C	.75%	.25%	587,044	66,784
			$ 3,619,597	$ 623,088
Advisor Freedom 2020
Class A	0%	.25%	$ 2,474,661	$ 441,049
Class T	.25%	.25%	2,234,155	2,469
Class B	.75%	.25%	659,073	494,602
Class C	.75%	.25%	826,641	101,033
			$ 6,194,530	$ 1,039,153
Advisor Freedom 2025
Class A	0%	.25%	$ 1,938,804	$ 393,810
Class T	.25%	.25%	979,636	1,640
Class B	.75%	.25%	352,109	264,258
Class C	.75%	.25%	436,838	61,425
			$ 3,707,387	$ 721,133
Advisor Freedom 2030
Class A	0%	.25%	$ 2,000,372	$ 341,826
Class T	.25%	.25%	1,653,646	910
Class B	.75%	.25%	462,700	347,322
Class C	.75%	.25%	557,846	77,610
			$ 4,674,564	$ 767,668
Advisor Freedom 2035
Class A	0%	.25%	$ 1,261,837	$ 251,318
Class T	.25%	.25%	592,347	519
Class B	.75%	.25%	240,137	180,267
Class C	.75%	.25%	253,313	44,216
			$ 2,347,634	$ 476,320
Advisor Freedom 2040
Class A	0%	.25%	$ 1,322,150	$ 170,364
Class T	.25%	.25%	1,289,535	1,673
Class B	.75%	.25%	386,610	290,229
Class C	.75%	.25%	461,085	64,386
			$ 3,459,380	$ 526,652

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2045	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 363,766	$ 77,891
Class T	.25%	.25%	159,077	233
Class B	.75%	.25%	32,859	24,673
Class C	.75%	.25%	46,197	10,313
			$ 601,899	$ 113,110
Advisor Freedom 2050
Class A	0%	.25%	$ 250,102	$ 29,017
Class T	.25%	.25%	176,847	434
Class B	.75%	.25%	46,715	35,085
Class C	.75%	.25%	80,297	22,201
			$ 553,961	$ 86,737

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,401
Class T	2,713
Class B*	14,877
Class C*	1,239
$ 33,230
Advisor Freedom 2005
Class A	$ 7,025
Class T	816
Class B*	6,695
Class C*	479
$ 15,015
Advisor Freedom 2010
Class A	$ 25,027
Class T	10,055
Class B*	58,598
Class C*	2,557
$ 96,237
Advisor Freedom 2015
Class A	$ 62,818
Class T	15,477
Class B*	85,561
Class C*	6,149
$ 170,005
Advisor Freedom 2020
Class A	$ 106,044
Class T	27,519
Class B*	147,032
Class C*	8,955
$ 289,550

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2025	Retained by FDC
Class A	$ 76,777
Class T	22,470
Class B*	103,490
Class C*	5,298
$ 208,035
Advisor Freedom 2030
Class A	$ 88,664
Class T	23,626
Class B*	110,514
Class C*	6,832
$ 229,636
Advisor Freedom 2035
Class A	$ 66,017
Class T	17,054
Class B*	54,786
Class C*	3,553
$ 141,410
Advisor Freedom 2040
Class A	$ 83,138
Class T	23,635
Class B*	87,431
Class C*	6,126
$ 200,330
Advisor Freedom 2045
Class A	$ 20,485
Class T	5,045
Class B*	12,765
Class C*	1,041
$ 39,336
Advisor Freedom 2050
Class A	$ 22,931
Class T	7,100
Class B*	11,998
Class C*	2,367
$ 44,396

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 401
Class T	.50%	162
Class B	1.00%	16
Class C	1.00%	43
Institutional Class	.00%	43

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2005
Class A	.25%	$ 404
Class T	.50%	63
Class B	1.00%	10
Class C	1.00%	27
Institutional Class	.00%	47
Advisor Freedom 2010
Class A	.25%	1,443
Class T	.50%	645
Class B	1.00%	75
Class C	1.00%	150
Institutional Class	.00%	204
Advisor Freedom 2015
Class A	.25%	2,190
Class T	.50%	674
Class B	1.00%	109
Class C	1.00%	192
Institutional Class	.00%	362
Advisor Freedom 2020
Class A	.25%	3,240
Class T	.50%	1,462
Class B	1.00%	216
Class C	1.00%	270
Institutional Class	.00%	534
Advisor Freedom 2025
Class A	.25%	2,510
Class T	.50%	634
Class B	1.00%	114
Class C	1.00%	141
Institutional Class	.00%	346
Advisor Freedom 2030
Class A	.25%	2,596
Class T	.50%	1,073
Class B	1.00%	149
Class C	1.00%	181
Institutional Class	.00%	424
Advisor Freedom 2035
Class A	.25%	1,621
Class T	.50%	380
Class B	1.00%	77
Class C	1.00%	81
Institutional Class	.00%	226
Advisor Freedom 2040
Class A	.25%	1,716
Class T	.50%	837
Class B	1.00%	126
Class C	1.00%	150
Institutional Class	.00%	301

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2045
Class A	.25%	$ 456
Class T	.50%	100
Class B	1.00%	10
Class C	1.00%	15
Institutional Class	.00%	70
Advisor Freedom 2050
Class A	.25%	316
Class T	.50%	112
Class B	1.00%	15
Class C	1.00%	25
Institutional Class	.00%	85

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2010	2009
Advisor Freedom Income
From net investment income
Class A	$ 2,649,510	$ 2,990,969
Class T	962,627	1,242,739
Class B	69,674	118,298
Class C	185,548	295,522
Institutional Class	317,793	304,252
Total	$ 4,185,152	$ 4,951,780
From net realized gain
Class A	$ 732,418	$ 1,103,465
Class T	282,856	501,951
Class B	27,780	58,786
Class C	75,264	143,588
Institutional Class	82,744	102,215
Total	$ 1,201,062	$ 1,910,005
Advisor Freedom 2005
From net investment income
Class A	$ 2,464,352	$ 2,875,262
Class T	327,239	435,635
Class B	32,599	67,624
Class C	95,996	160,605
Institutional Class	330,921	324,455
Total	$ 3,251,107	$ 3,863,581
From net realized gain
Class A	$ 994,230	$ 2,130,306
Class T	147,352	423,340
Class B	21,486	84,230
Class C	61,066	214,103
Institutional Class	124,312	207,885
Total	$ 1,348,446	$ 3,059,864

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2010
From net investment income
Class A	$ 9,091,104	$ 10,947,222
Class T	3,497,344	5,111,081
Class B	293,043	504,030
Class C	620,780	905,547
Institutional Class	1,468,089	1,477,806
Total	$ 14,970,360	$ 18,945,686
From net realized gain
Class A	$ 3,593,351	$ 10,198,551
Class T	1,546,799	5,679,097
Class B	178,771	862,119
Class C	368,444	1,488,953
Institutional Class	537,373	1,190,826
Total	$ 6,224,738	$ 19,419,546
Advisor Freedom 2015
From net investment income
Class A	$ 13,679,424	$ 14,240,612
Class T	3,527,564	4,518,598
Class B	416,674	620,340
Class C	743,299	1,044,267
Institutional Class	2,473,155	2,519,733
Total	$ 20,840,116	$ 22,943,550
From net realized gain
Class A	$ 5,842,830	$ 15,189,802
Class T	1,678,828	5,848,859
Class B	274,462	1,211,160
Class C	483,221	1,851,735
Institutional Class	948,932	2,144,292
Total	$ 9,228,273	$ 26,245,848
Advisor Freedom 2020
From net investment income
Class A	$ 18,974,843	$ 19,215,664
Class T	7,050,784	9,183,010
Class B	736,617	1,086,901
Class C	991,170	1,261,267
Institutional Class	3,574,261	3,144,021
Total	$ 31,327,675	$ 33,890,863
From net realized gain
Class A	$ 8,917,115	$ 28,711,282
Class T	3,758,542	15,997,485
Class B	555,113	3,039,923
Class C	727,102	3,299,753
Institutional Class	1,527,831	3,413,264
Total	$ 15,485,703	$ 54,461,707
Advisor Freedom 2025
From net investment income
Class A	$ 14,118,695	$ 13,299,070
Class T	2,959,037	3,310,848
Class B	362,584	505,085
Class C	486,550	558,066
Institutional Class	2,155,759	1,956,756
Total	$ 20,082,625	$ 19,629,825

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2025
From net realized gain
Class A	$ 7,285,104	$ 19,217,652
Class T	1,738,010	5,918,387
Class B	307,778	1,447,951
Class C	396,872	1,386,204
Institutional Class	996,789	2,048,202
Total	$ 10,724,553	$ 30,018,396
Advisor Freedom 2030
From net investment income
Class A	$ 12,452,357	$ 12,523,897
Class T	4,250,834	5,041,844
Class B	365,617	523,790
Class C	474,232	595,367
Institutional Class	2,328,021	2,087,935
Total	$ 19,871,061	$ 20,772,833
From net realized gain
Class A	$ 7,715,428	$ 24,763,231
Class T	3,092,971	11,555,431
Class B	420,885	2,319,770
Class C	529,883	2,296,059
Institutional Class	1,265,591	2,829,958
Total	$ 13,024,758	$ 43,764,449
Advisor Freedom 2035
From net investment income
Class A	$ 7,722,463	$ 6,685,226
Class T	1,461,433	1,578,824
Class B	182,301	253,655
Class C	206,849	241,140
Institutional Class	1,221,702	1,000,816
Total	$ 10,794,748	$ 9,759,661
From net realized gain
Class A	$ 4,762,560	$ 12,449,964
Class T	1,063,886	3,685,700
Class B	213,235	1,024,129
Class C	229,952	863,970
Institutional Class	664,843	1,315,321
Total	$ 6,934,476	$ 19,339,084
Advisor Freedom 2040
From net investment income
Class A	$ 8,229,546	$ 7,793,389
Class T	3,279,826	3,588,898
Class B	308,904	436,286
Class C	383,546	515,663
Institutional Class	1,642,482	1,332,872
Total	$ 13,844,304	$ 13,667,108
From net realized gain
Class A	$ 4,852,217	$ 18,027,783
Class T	2,246,554	9,963,489
Class B	335,168	2,093,643
Class C	406,856	2,284,827
Institutional Class	851,696	2,009,383
Total	$ 8,692,491	$ 34,379,125

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2045
From net investment income
Class A	$ 2,212,999	$ 1,453,387
Class T	408,091	279,952
Class B	25,209	27,920
Class C	39,467	33,745
Institutional Class	374,869	218,818
Total	$ 3,060,635	$ 2,013,822
From net realized gain
Class A	$ 1,430,150	$ 1,746,634
Class T	305,415	344,367
Class B	29,833	73,453
Class C	44,309	73,894
Institutional Class	213,785	197,186
Total	$ 2,023,492	$ 2,435,534
Advisor Freedom 2050
From net investment income
Class A	$ 1,439,113	$ 1,030,278
Class T	429,631	319,811
Class B	33,433	38,529
Class C	56,059	62,649
Institutional Class	423,979	288,686
Total	$ 2,382,215	$ 1,739,953
From net realized gain
Class A	$ 987,306	$ 1,711,927
Class T	342,451	515,363
Class B	43,522	110,348
Class C	74,386	167,930
Institutional Class	254,492	240,733
Total	$ 1,702,157	$ 2,746,301

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom Income
Class A
Shares sold	5,939,919	6,982,465	$ 58,801,119	$ 67,700,366
Reinvestment of distributions	337,348	424,486	3,334,001	4,014,480
Shares redeemed	(3,231,976)	(5,026,311)	(32,123,087)	(47,294,795)
Net increase (decrease)	3,045,291	2,380,640	$ 30,012,033	$ 24,420,051
Class T
Shares sold	2,030,571	2,860,068	$ 19,971,346	$ 27,200,706
Reinvestment of distributions	121,701	178,640	1,199,887	1,693,207
Shares redeemed	(2,006,879)	(2,445,970)	(19,795,299)	(23,290,929)
Net increase (decrease)	145,393	592,738	$ 1,375,934	$ 5,602,984
Class B
Shares sold	162,405	157,222	$ 1,613,389	$ 1,476,911
Reinvestment of distributions	9,197	17,174	90,890	162,898
Shares redeemed	(147,684)	(214,129)	(1,450,520)	(1,990,988)
Net increase (decrease)	23,918	(39,733)	$ 253,759	$ (351,179)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom Income
Class C
Shares sold	396,874	508,802	$ 3,943,497	$ 4,852,317
Reinvestment of distributions	22,975	39,179	227,312	372,190
Shares redeemed	(300,368)	(655,537)	(2,962,489)	(6,321,803)
Net increase (decrease)	119,481	(107,556)	$ 1,208,320	$ (1,097,296)
Institutional Class
Shares sold	1,124,925	766,168	$ 11,177,705	$ 7,275,963
Reinvestment of distributions	40,001	42,274	396,841	402,268
Shares redeemed	(381,938)	(712,207)	(3,796,827)	(6,686,370)
Net increase (decrease)	782,988	96,235	$ 7,777,719	$ 991,861
Advisor Freedom 2005
Class A
Shares sold	7,317,164	7,824,991	$ 72,565,372	$ 76,183,885
Reinvestment of distributions	339,976	527,603	3,435,631	4,959,217
Shares redeemed	(3,890,338)	(6,052,431)	(38,525,238)	(57,057,843)
Net increase (decrease)	3,766,802	2,300,163	$ 37,475,765	$ 24,085,259
Class T
Shares sold	1,132,309	1,107,674	$ 11,030,532	$ 10,689,045
Reinvestment of distributions	45,061	83,844	455,100	807,051
Shares redeemed	(773,364)	(1,238,205)	(7,549,693)	(11,959,868)
Net increase (decrease)	404,006	(46,687)	$ 3,935,939	$ (463,772)
Class B
Shares sold	54,150	93,691	$ 533,127	$ 943,061
Reinvestment of distributions	4,964	14,275	50,271	138,494
Shares redeemed	(109,244)	(157,750)	(1,080,645)	(1,505,391)
Net increase (decrease)	(50,130)	(49,784)	$ (497,247)	$ (423,836)
Class C
Shares sold	305,167	332,577	$ 3,018,553	$ 3,214,674
Reinvestment of distributions	14,510	34,394	146,747	335,809
Shares redeemed	(267,085)	(504,271)	(2,621,078)	(4,858,459)
Net increase (decrease)	52,592	(137,300)	$ 544,222	$ (1,307,976)
Institutional Class
Shares sold	937,114	679,881	$ 9,468,701	$ 6,849,983
Reinvestment of distributions	44,760	56,512	455,233	527,550
Shares redeemed	(359,918)	(434,113)	(3,572,136)	(4,200,339)
Net increase (decrease)	621,956	302,280	$ 6,351,798	$ 3,177,194
Advisor Freedom 2010
Class A
Shares sold	18,880,491	27,644,971	$ 190,682,441	$ 279,300,486
Reinvestment of distributions	1,212,193	2,137,557	12,543,848	20,813,308
Shares redeemed	(17,530,431)	(20,377,432)	(178,487,457)	(193,937,215)
Net increase (decrease)	2,562,253	9,405,096	$ 24,738,832	$ 106,176,579
Class T
Shares sold	5,949,706	10,512,535	$ 58,943,534	$ 100,864,998
Reinvestment of distributions	481,295	1,078,073	4,961,234	10,623,798
Shares redeemed	(7,663,328)	(9,978,388)	(76,116,113)	(95,483,371)
Net increase (decrease)	(1,232,327)	1,612,220	$ (12,211,345)	$ 16,005,425
Class B
Shares sold	182,133	360,739	$ 1,835,344	$ 3,611,530
Reinvestment of distributions	42,625	121,076	441,800	1,229,138
Shares redeemed	(595,063)	(951,618)	(5,991,071)	(8,905,172)
Net increase (decrease)	(370,305)	(469,803)	$ (3,713,927)	$ (4,064,504)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2010
Class C
Shares sold	952,028	1,451,192	$ 9,446,683	$ 14,356,301
Reinvestment of distributions	86,895	207,922	896,335	2,096,514
Shares redeemed	(1,279,015)	(2,043,613)	(12,836,486)	(19,263,851)
Net increase (decrease)	(240,092)	(384,499)	$ (2,493,468)	$ (2,811,036)
Institutional Class
Shares sold	3,337,499	3,808,131	$ 33,780,398	$ 39,641,688
Reinvestment of distributions	192,208	267,634	1,998,866	2,583,482
Shares redeemed	(1,682,623)	(2,374,575)	(17,082,328)	(22,636,136)
Net increase (decrease)	1,847,084	1,701,190	$ 18,696,936	$ 19,589,034
Advisor Freedom 2015
Class A
Shares sold	32,164,983	33,660,949	$ 323,357,211	$ 332,436,308
Reinvestment of distributions	1,876,238	2,969,139	19,317,105	29,046,026
Shares redeemed	(16,585,226)	(21,015,336)	(165,743,140)	(201,059,105)
Net increase (decrease)	17,455,995	15,614,752	$ 176,931,176	$ 160,423,229
Class T
Shares sold	6,975,850	9,552,536	$ 68,177,681	$ 93,377,388
Reinvestment of distributions	490,769	1,015,718	5,039,209	10,080,764
Shares redeemed	(6,790,785)	(7,598,715)	(67,432,006)	(71,596,533)
Net increase (decrease)	675,834	2,969,539	$ 5,784,884	$ 31,861,619
Class B
Shares sold	449,760	681,198	$ 4,433,310	$ 6,933,950
Reinvestment of distributions	64,006	168,864	659,460	1,718,215
Shares redeemed	(633,005)	(1,095,174)	(6,220,872)	(10,356,068)
Net increase (decrease)	(119,239)	(245,112)	$ (1,128,102)	$ (1,703,903)
Class C
Shares sold	1,453,766	1,862,954	$ 14,350,142	$ 18,285,509
Reinvestment of distributions	110,378	257,190	1,134,531	2,586,187
Shares redeemed	(1,395,406)	(1,826,626)	(13,893,073)	(17,084,660)
Net increase (decrease)	168,738	293,518	$ 1,591,600	$ 3,787,036
Institutional Class
Shares sold	5,176,355	6,396,847	$ 52,604,404	$ 66,855,852
Reinvestment of distributions	329,755	480,395	3,408,927	4,619,510
Shares redeemed	(2,498,861)	(3,018,599)	(25,183,981)	(28,959,207)
Net increase (decrease)	3,007,249	3,858,643	$ 30,829,350	$ 42,516,155
Advisor Freedom 2020
Class A
Shares sold	45,183,836	42,768,917	$ 463,202,937	$ 438,011,578
Reinvestment of distributions	2,595,974	4,520,276	27,655,510	47,381,140
Shares redeemed	(22,376,535)	(26,063,863)	(229,963,322)	(259,723,487)
Net increase (decrease)	25,403,275	21,225,330	$ 260,895,125	$ 225,669,231
Class T
Shares sold	13,389,476	18,886,061	$ 134,409,911	$ 186,399,308
Reinvestment of distributions	1,003,112	2,337,116	10,676,415	24,805,802
Shares redeemed	(14,031,668)	(14,070,253)	(143,283,312)	(140,504,124)
Net increase (decrease)	360,920	7,152,924	$ 1,803,014	$ 70,700,986
Class B
Shares sold	786,273	1,103,375	$ 7,911,628	$ 11,809,274
Reinvestment of distributions	116,218	360,923	1,242,364	3,962,480
Shares redeemed	(1,125,596)	(1,839,222)	(11,397,490)	(18,050,005)
Net increase (decrease)	(223,105)	(374,924)	$ (2,243,498)	$ (2,278,251)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2020
Class C
Shares sold	2,227,854	2,884,143	$ 22,595,108	$ 29,790,918
Reinvestment of distributions	147,034	361,443	1,569,561	3,933,566
Shares redeemed	(1,920,594)	(2,865,470)	(19,584,995)	(27,955,288)
Net increase (decrease)	454,294	380,116	$ 4,579,674	$ 5,769,196
Institutional Class
Shares sold	8,404,614	8,703,199	$ 87,788,002	$ 92,686,776
Reinvestment of distributions	474,048	630,394	5,075,149	6,383,899
Shares redeemed	(3,015,266)	(2,981,000)	(31,218,230)	(29,805,650)
Net increase (decrease)	5,863,396	6,352,593	$ 61,644,921	$ 69,265,025
Advisor Freedom 2025
Class A
Shares sold	40,250,497	36,598,209	$ 395,216,135	$ 351,257,221
Reinvestment of distributions	2,082,741	3,228,324	21,253,319	32,255,912
Shares redeemed	(17,708,216)	(17,140,862)	(173,855,795)	(160,248,668)
Net increase (decrease)	24,625,022	22,685,671	$ 242,613,659	$ 223,264,465
Class T
Shares sold	8,314,781	9,116,017	$ 80,263,098	$ 86,676,520
Reinvestment of distributions	448,807	882,777	4,590,362	9,017,264
Shares redeemed	(5,953,703)	(5,644,264)	(58,549,334)	(53,391,522)
Net increase (decrease)	2,809,885	4,354,530	$ 26,304,126	$ 42,302,262
Class B
Shares sold	580,667	743,353	$ 5,471,445	$ 7,578,046
Reinvestment of distributions	63,222	179,009	646,389	1,884,532
Shares redeemed	(658,819)	(812,754)	(6,344,074)	(7,458,928)
Net increase (decrease)	(14,930)	109,608	$ (226,240)	$ 2,003,650
Class C
Shares sold	1,510,376	1,719,703	$ 14,596,541	$ 16,055,880
Reinvestment of distributions	82,292	173,569	840,011	1,792,762
Shares redeemed	(907,187)	(960,545)	(8,676,397)	(8,431,223)
Net increase (decrease)	685,481	932,727	$ 6,760,155	$ 9,417,419
Institutional Class
Shares sold	4,943,550	7,043,431	$ 48,886,534	$ 74,326,650
Reinvestment of distributions	307,002	412,243	3,146,123	3,981,166
Shares redeemed	(1,470,965)	(2,496,321)	(14,449,276)	(24,805,293)
Net increase (decrease)	3,779,587	4,959,353	$ 37,583,381	$ 53,502,523
Advisor Freedom 2030
Class A
Shares sold	38,797,182	36,571,859	$ 395,875,652	$ 369,068,951
Reinvestment of distributions	1,866,748	3,333,735	19,998,334	36,933,871
Shares redeemed	(17,846,987)	(18,526,964)	(181,939,183)	(184,096,059)
Net increase (decrease)	22,816,943	21,378,630	$ 233,934,803	$ 221,906,763
Class T
Shares sold	12,307,212	15,493,194	$ 122,751,803	$ 151,841,595
Reinvestment of distributions	680,438	1,467,862	7,274,926	16,407,269
Shares redeemed	(9,841,745)	(8,605,624)	(99,921,008)	(87,102,297)
Net increase (decrease)	3,145,905	8,355,432	$ 30,105,721	$ 81,146,567
Class B
Shares sold	600,341	853,353	$ 5,980,332	$ 9,110,199
Reinvestment of distributions	70,777	234,952	763,149	2,754,171
Shares redeemed	(760,195)	(998,967)	(7,622,000)	(9,944,194)
Net increase (decrease)	(89,077)	89,338	$ (878,519)	$ 1,920,176

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2030
Class C
Shares sold	1,605,657	1,778,130	$ 16,073,300	$ 17,627,965
Reinvestment of distributions	87,396	229,804	939,821	2,662,650
Shares redeemed	(1,278,913)	(1,190,976)	(13,072,332)	(11,472,328)
Net increase (decrease)	414,140	816,958	$ 3,940,789	$ 8,818,287
Institutional Class
Shares sold	6,778,493	7,173,836	$ 70,133,488	$ 74,902,303
Reinvestment of distributions	333,659	456,149	3,581,406	4,820,536
Shares redeemed	(2,077,011)	(2,109,452)	(21,173,240)	(21,087,016)
Net increase (decrease)	5,035,141	5,520,533	$ 52,541,654	$ 58,635,823
Advisor Freedom 2035
Class A
Shares sold	29,478,855	24,984,613	$ 283,259,853	$ 233,206,889
Reinvestment of distributions	1,224,913	1,840,329	12,371,642	18,981,347
Shares redeemed	(11,681,770)	(9,851,227)	(113,019,155)	(92,108,084)
Net increase (decrease)	19,021,998	16,973,715	$ 182,612,340	$ 160,080,152
Class T
Shares sold	5,784,903	5,952,168	$ 54,332,277	$ 55,077,528
Reinvestment of distributions	245,284	492,541	2,472,154	5,172,978
Shares redeemed	(3,918,900)	(3,034,429)	(37,204,051)	(28,314,087)
Net increase (decrease)	2,111,287	3,410,280	$ 19,600,380	$ 31,936,419
Class B
Shares sold	405,509	579,388	$ 3,788,136	$ 5,700,656
Reinvestment of distributions	38,336	114,147	387,872	1,248,634
Shares redeemed	(357,555)	(425,319)	(3,379,935)	(3,994,907)
Net increase (decrease)	86,290	268,216	$ 796,073	$ 2,954,383
Class C
Shares sold	971,148	1,020,539	$ 9,096,299	$ 9,370,199
Reinvestment of distributions	41,555	96,416	420,018	1,041,544
Shares redeemed	(574,523)	(479,767)	(5,371,383)	(4,400,281)
Net increase (decrease)	438,180	637,188	$ 4,144,934	$ 6,011,462
Institutional Class
Shares sold	3,975,253	4,318,097	$ 38,607,280	$ 43,926,192
Reinvestment of distributions	186,356	233,544	1,885,670	2,312,872
Shares redeemed	(1,088,290)	(1,210,387)	(10,464,439)	(11,613,780)
Net increase (decrease)	3,073,319	3,341,254	$ 30,028,511	$ 34,625,284
Advisor Freedom 2040
Class A
Shares sold	24,913,305	22,907,802	$ 252,890,462	$ 229,408,437
Reinvestment of distributions	1,193,321	2,235,268	12,861,441	25,465,481
Shares redeemed	(12,253,872)	(11,591,220)	(125,782,802)	(118,053,909)
Net increase (decrease)	13,852,754	13,551,850	$ 139,969,101	$ 136,820,009
Class T
Shares sold	10,000,332	11,685,682	$ 99,858,612	$ 115,123,107
Reinvestment of distributions	509,696	1,168,582	5,481,963	13,493,008
Shares redeemed	(8,036,589)	(6,458,211)	(81,578,421)	(67,074,170)
Net increase (decrease)	2,473,439	6,396,053	$ 23,762,154	$ 61,541,945
Class B
Shares sold	476,095	697,441	$ 4,732,469	$ 7,381,584
Reinvestment of distributions	58,166	205,367	628,599	2,471,340
Shares redeemed	(566,960)	(768,134)	(5,619,118)	(7,870,942)
Net increase (decrease)	(32,699)	134,674	$ (258,050)	$ 1,981,982

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2040
Class C
Shares sold	1,191,976	1,430,154	$ 11,944,778	$ 14,372,126
Reinvestment of distributions	70,129	222,333	756,765	2,652,427
Shares redeemed	(1,050,495)	(1,186,886)	(10,581,828)	(11,203,689)
Net increase (decrease)	211,610	465,601	$ 2,119,715	$ 5,820,864
Institutional Class
Shares sold	4,937,197	5,128,738	$ 50,576,131	$ 52,025,528
Reinvestment of distributions	230,524	301,181	2,486,427	3,256,018
Shares redeemed	(1,571,826)	(1,363,335)	(15,921,925)	(14,118,456)
Net increase (decrease)	3,595,895	4,066,584	$ 37,140,633	$ 41,163,090
Advisor Freedom 2045
Class A
Shares sold	13,663,363	10,501,973	$ 108,131,504	$ 79,738,869
Reinvestment of distributions	434,034	402,720	3,629,970	3,193,824
Shares redeemed	(4,807,430)	(2,847,127)	(38,399,839)	(21,159,265)
Net increase (decrease)	9,289,967	8,057,566	$ 73,361,635	$ 61,773,428
Class T
Shares sold	3,019,866	2,641,382	$ 23,345,550	$ 19,692,407
Reinvestment of distributions	84,802	78,999	708,733	621,637
Shares redeemed	(1,269,123)	(760,540)	(9,935,840)	(5,831,312)
Net increase (decrease)	1,835,545	1,959,841	$ 14,118,443	$ 14,482,732
Class B
Shares sold	151,912	201,093	$ 1,183,636	$ 1,704,203
Reinvestment of distributions	6,409	11,604	53,934	99,161
Shares redeemed	(75,001)	(69,458)	(599,710)	(523,370)
Net increase (decrease)	83,320	143,239	$ 637,860	$ 1,279,994
Class C
Shares sold	299,037	340,192	$ 2,351,191	$ 2,575,960
Reinvestment of distributions	9,804	12,674	82,368	105,589
Shares redeemed	(118,526)	(81,675)	(901,091)	(587,757)
Net increase (decrease)	190,315	271,191	$ 1,532,468	$ 2,093,792
Institutional Class
Shares sold	2,136,614	1,743,476	$ 16,905,851	$ 13,791,749
Reinvestment of distributions	70,375	54,380	588,654	416,004
Shares redeemed	(553,542)	(376,442)	(4,413,315)	(3,079,340)
Net increase (decrease)	1,653,447	1,421,414	$ 13,081,190	$ 11,128,413
Advisor Freedom 2050
Class A
Shares sold	9,581,471	7,208,292	$ 73,833,021	$ 52,190,277
Reinvestment of distributions	291,959	338,127	2,406,119	2,729,949
Shares redeemed	(4,148,608)	(2,726,472)	(32,257,966)	(20,275,710)
Net increase (decrease)	5,724,822	4,819,947	$ 43,981,174	$ 34,644,516
Class T
Shares sold	3,635,495	3,043,075	$ 27,820,143	$ 22,952,674
Reinvestment of distributions	92,896	103,511	765,843	821,243
Shares redeemed	(2,095,310)	(874,640)	(16,196,123)	(6,429,499)
Net increase (decrease)	1,633,081	2,271,946	$ 12,389,863	$ 17,344,418
Class B
Shares sold	210,935	270,438	$ 1,592,970	$ 2,159,352
Reinvestment of distributions	9,042	16,859	75,136	143,208
Shares redeemed	(87,238)	(72,982)	(663,372)	(547,997)
Net increase (decrease)	132,739	214,315	$ 1,004,734	$ 1,754,563

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2050
Class C
Shares sold	373,964	515,969	$ 2,823,004	$ 3,934,942
Reinvestment of distributions	14,928	25,508	124,197	214,919
Shares redeemed	(224,961)	(110,097)	(1,746,454)	(804,741)
Net increase (decrease)	163,931	431,380	$ 1,200,747	$ 3,345,120
Institutional Class
Shares sold	2,689,897	2,337,700	$ 21,086,162	$ 17,484,042
Reinvestment of distributions	82,208	72,013	678,287	526,754
Shares redeemed	(780,619)	(442,034)	(6,106,242)	(3,255,730)
Net increase (decrease)	1,991,486	1,967,679	$ 15,658,207	$ 14,755,066

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	63%
Fidelity Advisor Overseas Fund	44%
Fidelity Advisor High Income Advantage Fund	25%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Class A	05/10/10	05/07/10	$0.010	$0.012
Class T	05/10/10	05/07/10	$0.008	$0.012
Class B	05/10/10	05/07/10	$0.004	$0.012
Class C	05/10/10	05/07/10	$0.004	$0.012
Fidelity Advisor Freedom 2005 Fund
Class A	05/10/10	05/07/10	$0.027	$0.023
Class T	05/10/10	05/07/10	$0.020	$0.023
Class B	05/10/10	05/07/10	$0.007	$0.023
Class C	05/10/10	05/07/10	$0.008	$0.023
Fidelity Advisor Freedom 2010 Fund
Class A	05/10/10	05/07/10	$0.027	$0.025
Class T	05/10/10	05/07/10	$0.020	$0.025
Class B	05/10/10	05/07/10	$0.006	$0.025
Class C	05/10/10	05/07/10	$0.007	$0.025
Fidelity Advisor Freedom 2015 Fund
Class A	05/10/10	05/07/10	$0.026	$0.026
Class T	05/10/10	05/07/10	$0.020	$0.026
Class B	05/10/10	05/07/10	$0.006	$0.026
Class C	05/10/10	05/07/10	$0.007	$0.026
Fidelity Advisor Freedom 2020 Fund
Class A	05/10/10	05/07/10	$0.024	$0.033
Class T	05/10/10	05/07/10	$0.017	$0.033
Class B	05/10/10	05/07/10	$0.003	$0.033
Class C	05/10/10	05/07/10	$0.003	$0.033
Fidelity Advisor Freedom 2025 Fund
Class A	05/10/10	05/07/10	$0.019	$0.034
Class T	05/10/10	05/07/10	$0.012	$0.034
Class B	05/10/10	05/07/10	$-	$0.033
Class C	05/10/10	05/07/10	$0.001	$0.034
Fidelity Advisor Freedom 2030 Fund
Class A	05/10/10	05/07/10	$0.018	$0.038
Class T	05/10/10	05/07/10	$0.011	$0.038
Class B	05/10/10	05/07/10	$-	$0.034
Class C	05/10/10	05/07/10	$-	$0.035
Fidelity Advisor Freedom 2035 Fund
Class A	05/10/10	05/07/10	$0.010	$0.041
Class T	05/10/10	05/07/10	$0.004	$0.041
Class B	05/10/10	05/07/10	$-	$0.032
Class C	05/10/10	05/07/10	$-	$0.033
Fidelity Advisor Freedom 2040 Fund
Class A	05/10/10	05/07/10	$0.011	$0.045
Class T	05/10/10	05/07/10	$0.004	$0.045
Class B	05/10/10	05/07/10	$-	$0.035
Class C	05/10/10	05/07/10	$-	$0.035
	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom 2045 Fund
Class A	05/10/10	05/07/10	$0.008	$0.033
Class T	05/10/10	05/07/10	$0.003	$0.033
Class B	05/10/10	05/07/10	$-	$0.027
Class C	05/10/10	05/07/10	$-	$0.027
Fidelity Advisor Freedom 2050 Fund
Class A	05/10/10	05/07/10	$0.006	$0.034
Class T	05/10/10	05/07/10	$0.001	$0.034
Class B	05/10/10	05/07/10	$-	$0.025
Class C	05/10/10	05/07/10	$-	$0.024

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Class A	7.36%
Class T	7.36%
Class B	7.36%
Class C	7.36%
Fidelity Advisor Freedom 2005 Fund
Class A	5.63%
Class T	5.63%
Class B	5.63%
Class C	5.63%
Fidelity Advisor Freedom 2010 Fund
Class A	5.46%
Class T	5.46%
Class B	5.46%
Class C	5.46%
Fidelity Advisor Freedom 2015 Fund
Class A	5.25%
Class T	5.25%
Class B	5.25%
Class C	5.25%
Fidelity Advisor Freedom 2020 Fund
Class A	3.96%
Class T	3.96%
Class B	3.96%
Class C	3.96%
Fidelity Advisor Freedom 2025 Fund
Class A	3.16%
Class T	3.16%
Class B	3.16%
Class C	3.16%
Fidelity Advisor Freedom 2030 Fund
Class A	2.15%
Class T	2.15%
Class B	2.15%
Class C	2.15%
Fidelity Advisor Freedom 2035 Fund
Class A	1.48%
Class T	1.48%
Class B	1.48%
Class C	1.48%
Fidelity Advisor Freedom 2040 Fund
Class A	1.03%
Class T	1.03%
Class B	1.03%
Class C	1.03%
Fidelity Advisor Freedom 2045 Fund
Class A	0.74%
Class T	0.74%
Class B	0.74%
Class C	0.74%
Fidelity Advisor Freedom 2050 Fund
Class A	0.09%
Class T	0.09%
Class B	0.09%
Class C	0.09%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2009	4%	5%	6%	6%
June 2009	8%	9%	14%	13%
July 2009	8%	9%	12%	17%
August 2009	8%	9%	12%	12%
September 2009	8%	9%	14%	14%
October 2009	8%	9%	14%	14%
November 2009	8%	9%	12%	12%
December 2009 (Ex-Date 12/04/09)	8%	9%	12%	12%
December 2009 (Ex-Date 12/28/09)	9%	9%	9%	9%
February 2010	4%	6%	12%	12%
March 2010	4%	5%	11%	11%
Fidelity Advisor Freedom 2005 Fund
May 2009	4%	4%	7%	7%
December 2009	15%	16%	21%	20%
Fidelity Advisor Freedom 2010 Fund
May 2009	2%	2%	3%	3%
December 2009	15%	17%	20%	20%
Fidelity Advisor Freedom 2015 Fund
May 2009	2%	2%	3%	3%
December 2009	16%	18%	21%	21%
Fidelity Advisor Freedom 2020 Fund
May 2009	2%	3%	5%	5%
December 2009	20%	22%	27%	26%
Fidelity Advisor Freedom 2025 Fund
May 2009	3%	4%	7%	7%
December 2009	23%	25%	30%	29%
Fidelity Advisor Freedom 2030 Fund
May 2009	9%	11%	41%	33%
December 2009	27%	29%	36%	35%
Fidelity Advisor Freedom 2035 Fund
May 2009	6%	9%	35%	26%
December 2009	29%	32%	40%	39%
Fidelity Advisor Freedom 2040 Fund
May 2009	6%	8%	26%	26%
December 2009	30%	33%	41%	40%
Fidelity Advisor Freedom 2045 Fund
May 2009	8%	10%	35%	26%
December 2009	30%	33%	40%	39%
Fidelity Advisor Freedom 2050 Fund
May 2009	10%	14%	-%	-%
December 2009	31%	34%	41%	42%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class B	Class C
Fidelity Advisor Freedom Income Fund
May 2009	5%	5%	7%	7%
June 2009	9%	10%	15%	14%
July 2009	9%	10%	14%	19%
August 2009	9%	10%	13%	13%
September 2009	9%	10%	15%	15%
October 2009	9%	10%	15%	15%
November 2009	9%	10%	14%	14%
December 2009 (Ex-Date 12/04/09)	9%	10%	13%	13%
December 2009 (Ex-Date 12/28/09)	10%	10%	10%	10%
February 2010	5%	6%	12%	12%
March 2010	5%	6%	11%	11%
Fidelity Advisor Freedom 2005 Fund
May 2009	5%	5%	9%	8%
December 2009	21%	23%	29%	28%
Fidelity Advisor Freedom 2010 Fund
May 2009	5%	5%	9%	8%
December 2009	23%	25%	30%	29%
Fidelity Advisor Freedom 2015 Fund
May 2009	5%	6%	9%	9%
December 2009	24%	26%	31%	31%
Fidelity Advisor Freedom 2020 Fund
May 2009	7%	9%	15%	15%
December 2009	30%	33%	39%	39%
Fidelity Advisor Freedom 2025 Fund
May 2009	8%	10%	19%	17%
December 2009	34%	37%	44%	43%
Fidelity Advisor Freedom 2030 Fund
May 2009	13%	16%	58%	47%
December 2009	40%	44%	54%	53%
Fidelity Advisor Freedom 2035 Fund
May 2009	14%	20%	77%	58%
December 2009	43%	47%	58%	57%
Fidelity Advisor Freedom 2040 Fund
May 2009	14%	18%	60%	60%
December 2009	44%	48%	59%	59%
Fidelity Advisor Freedom 2045 Fund
May 2009	15%	19%	67%	51%
December 2009	44%	48%	59%	57%
Fidelity Advisor Freedom 2050 Fund
May 2009	20%	29%	-%	-%
December 2009	48%	52%	64%	64%

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees A
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFF-UANN-0510
1.792134.106

Fidelity Advisor Freedom Funds®-
Income, 2005, 2010, 2015, 2020, 2025, 2030,
2035, 2040, 2045, 2050 - Institutional Class

Annual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Freedom Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Freedom 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Freedom Income Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	22.16%	4.13%	4.04%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom Income Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom Income Fund - Inst Class
Barclays Capital U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
$10,000
$13,809
$13,032
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2005 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	34.28%	3.75%	4.23%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2005 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2005 Fund - Inst Class
Barclays Capital U.S. Aggregate Bond Index
14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
$9,200
$13,774
$13,037
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2010 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	36.80%	3.79%	4.73%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2010 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom 2010 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
15,000
14,000
13,000
12,000
11,000
10,000
$9,400
$13,809
$13,623
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2015 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	38.30%	3.99%	4.68%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2015 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom 2015 Fund - Inst Class
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,700
$13,407
$12,577
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2020 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	44.65%	3.47%	5.24%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2020 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2020 Fund - Inst Class
S&P 500 Index
17,500
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$8,300
2004
2005
2006
2007
2008
2009
'10
$14,071
$13,628

Annual Report

Fidelity Advisor Freedom 2025 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	47.31%	3.42%	4.49%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2025 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2025 Fund - Inst Class
S&P 500 Index
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
$7,700
$13,251
$12,577
2004
2005
2006
2007
2008
2009
'10

Annual Report

Fidelity Advisor Freedom 2030 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	50.42%	2.84%	5.07%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2030 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2030 Fund - Inst Class
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
$ 8,300
2004
2005
2006
2007
2008
2009
'10
$13,921
$13,628

Annual Report

Fidelity Advisor Freedom 2035 Fund ® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	51.81%	2.78%	4.16%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2035 Fund® - Institutional Class on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Advisor Freedom 2040 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class	53.53%	2.67%	5.23%

A From July 24, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2040 Fund® - Institutional Class on July 24, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2040 Fund - Inst Class
S&P 500 Index
18,000
16,000
14,000
12,000
10,000
9,000
$ 8,300
2004
2005
2006
2007
2008
2009
'10
$14,063
$13,628

Annual Report

Fidelity Advisor Freedom 2045 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Institutional Class	54.35%	-0.41%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2045 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2045 Fund - Inst Class
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$ 5,900
2006
2007
2008
2009
'10
$9,879
$9,842

Annual Report

Fidelity Advisor Freedom 2050 Fund® - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Institutional Class	56.66%	-0.67%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom 2050 Fund® - Institutional Class on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Freedom 2050 Fund - Inst Class
S&P 500 Index
13,000
12,000
11,000
10,000
9,000
8,000
7,000
$ 5,700
$9,879
$9,745
2006
2007
2008
2009
'10

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial AverageSM to a 17-month peak, and a 46.93% gain for the annual period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index rising 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising 54.63%. In the fixed-income arena, as credit conditions improved, investors who shifted into higher-risk vehicles were generally rewarded with strong returns. High-yield bonds were standouts, with The BofA Merrill Lynch US High Yield Constrained IndexSM posting a 56.95% gain during the period, far outpacing the 7.69% rise in Barclays Capital U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade universe - which was weighed down by the weak performance of ultra-safe U.S. Treasury securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Advisor Freedom Funds®: The Fidelity Advisor Freedom Funds experienced a period of solid performance for the year. In absolute terms, all of the Advisor Freedom Funds posted exceptional double-digit gains during the 12-month period. (For specific Fund results, please refer to the performance section of this report.) The longer-dated and more-equity-oriented Funds advanced the most, compared with results for the shorter-dated and more-conservatively positioned Funds. In relative terms, all of the Funds outpaced their composite indexes, driven by strong outperformance within almost every asset class during the period. Our underlying investment-grade holdings strongly outpaced the Barclays Capital U.S. Aggregate Bond Index. Fueling our success within the investment-grade category was Fidelity® Series Investment Grade Bond Fund, which benefited from its positioning in more credit-sensitive, higher-yielding issues. Our out-of-benchmark allocation to high-yield securities - an asset class that turned in remarkable results - also added meaningfully to performance, led by our sole investment in the category, Fidelity Advisor High Income Advantage Fund. Lastly, within the short-term asset class, our underlying funds handily topped the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.19%. Shifting to the equity category, our domestic equities outperformed the Dow Jones U.S. Total Stock Market IndexSM, which advanced 52.62% during the past 12 months. Four of the nine underlying funds in the domestic equity class beat their respective benchmarks, with Fidelity Series Small Cap Opportunities Fund and Fidelity Advisor Large Cap Fund contributing meaningfully, bolstered by solid stock selection. Developed foreign equities, as measured by the MSCI EAFE, pushed higher than domestic equities. However, nearly all of our underlying funds underperformed their respective benchmark indexes. The performance for our international funds was hurt by an emphasis on higher-quality securities, which didn't keep pace with the riskier stocks investors favored during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Advisor Freedom Income
Class A	.25%
Actual		$ 1,000.00	$ 1,044.30	$ 1.27
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,043.00	$ 2.55
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,039.30	$ 5.08
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2005
Class A	.25%
Actual		$ 1,000.00	$ 1,061.40	$ 1.28
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,060.60	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,058.30	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,057.90	$ 5.13
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,063.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2010
Class A	.25%
Actual		$ 1,000.00	$ 1,066.70	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,065.00	$ 2.57
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,063.10	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,062.60	$ 5.14
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,068.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2015
Class A	.25%
Actual		$ 1,000.00	$ 1,067.90	$ 1.29
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,067.00	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,064.60	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,064.80	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,069.20	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2020
Class A	.25%
Actual		$ 1,000.00	$ 1,077.70	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,075.70	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,074.30	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,073.90	$ 5.17
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,079.00	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2025
Class A	.25%
Actual		$ 1,000.00	$ 1,082.50	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,081.40	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,079.40	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,078.90	$ 5.18
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,084.60	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2030
Class A	.25%
Actual		$ 1,000.00	$ 1,087.10	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,085.50	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,083.10	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,082.50	$ 5.19
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,088.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2035
Class A	.25%
Actual		$ 1,000.00	$ 1,090.50	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,089.10	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,086.10	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,085.30	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,091.70	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2040
Class A	.25%
Actual		$ 1,000.00	$ 1,091.30	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,090.70	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,087.60	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,087.90	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,093.50	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2045
Class A	.25%
Actual		$ 1,000.00	$ 1,092.90	$ 1.30
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,091.50	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
Class B	1.00%
Actual		$ 1,000.00	$ 1,089.40	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,088.60	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,095.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00
Advisor Freedom 2050
Class A	.25%
Actual		$ 1,000.00	$ 1,093.90	$ 1.31
Hypothetical A		$ 1,000.00	$ 1,023.68	$ 1.26
Class T	.50%
Actual		$ 1,000.00	$ 1,092.60	$ 2.61
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.00%
Actual		$ 1,000.00	$ 1,090.80	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class C	1.00%
Actual		$ 1,000.00	$ 1,090.50	$ 5.21
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,096.40	$ .00
Hypothetical A		$ 1,000.00	$ 1,024.93	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annual Report

Fidelity Advisor Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	1.8	2.1
Fidelity Advisor Equity Income Fund Institutional Class	1.5	2.7
Fidelity Advisor Growth & Income Fund Institutional Class	2.7	3.3
Fidelity Advisor Large Cap Fund Institutional Class	2.5	3.0
Fidelity Advisor Small Cap Fund Institutional Class	0.8	1.0
Fidelity Series 100 Index Fund	1.7	1.6
Fidelity Series All-Sector Equity Fund	3.5	4.1
Fidelity Series Large Cap Value Fund	2.1	1.7
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	17.5	20.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	0.8	0.0
Fidelity Advisor Overseas Fund Institutional Class	0.8	0.0
Fidelity Series International Growth Fund	0.2	0.0
Fidelity Series International Small Cap Fund	0.0*	0.0
Fidelity Series International Value Fund	0.2	0.0
	2.0	0.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.2	0.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.8	0.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.4	6.8
Fidelity Advisor Total Bond Fund Institutional Class	2.2	7.6
Fidelity Series Investment Grade Bond Fund	22.5	22.1
	30.1	36.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	19.8	18.8
Fidelity Institutional Money Market Portfolio Institutional Class	19.8	18.3
	39.6	37.1
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	17.5%
Developed International Equity Funds	2.0%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.8%
Investment Grade Bond Funds	30.1%
Short-Term Funds	39.6%

Six months ago
Domestic Equity Funds	20.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	36.5%
Short-Term Funds	37.1%

Expected
Commodity Funds	1.7%
Domestic Equity Funds	13.7%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom Income Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	158,891	$ 1,665,180
Domestic Equity Funds - 17.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	83,809	4,151,918
Fidelity Advisor Equity Income Fund Institutional Class	153,018	3,413,829
Fidelity Advisor Growth & Income Fund Institutional Class	391,142	6,223,070
Fidelity Advisor Large Cap Fund Institutional Class	346,587	5,975,157
Fidelity Advisor Small Cap Fund Institutional Class (a)	79,730	1,896,779
Fidelity Series 100 Index Fund	468,327	3,882,430
Fidelity Series All-Sector Equity Fund	677,608	8,144,854
Fidelity Series Large Cap Value Fund	418,950	4,972,936
Fidelity Series Small Cap Opportunities Fund (a)	230,639	2,057,302
TOTAL DOMESTIC EQUITY FUNDS		40,718,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,066,032)		42,383,455
International Equity Funds - 2.2%

Developed International Equity Funds - 2.0%
Fidelity Advisor Diversified International Fund Institutional Class	119,316	1,806,445
Fidelity Advisor Overseas Fund Institutional Class	108,045	1,812,993
Fidelity Series International Growth Fund	44,179	439,141
Fidelity Series International Small Cap Fund	9,519	97,383
Fidelity Series International Value Fund	45,361	438,189
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,594,151
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund	36,862	617,809
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,006,075)		5,211,960
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,320,969	$ 11,862,298
Inflation-Protected Bond Funds - 4.8%
Fidelity Series Inflation-Protected Bond Index Fund	1,079,910	11,079,874
Investment Grade Bond Funds - 30.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,453,432	12,572,188
Fidelity Advisor Total Bond Fund Institutional Class	475,233	5,051,730
Fidelity Series Investment Grade Bond Fund	4,588,207	52,489,084
TOTAL INVESTMENT GRADE BOND FUNDS		70,113,002
TOTAL BOND FUNDS (Cost $90,353,320)		93,055,174
Short-Term Funds - 39.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,064,579	46,188,960
Fidelity Institutional Money Market Portfolio Institutional Class	46,112,457	46,112,457
TOTAL SHORT-TERM FUNDS (Cost $92,775,876)		92,301,417
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $228,201,303)		232,952,006
NET OTHER ASSETS - 0.0%		(59,659)
NET ASSETS - 100%		$ 232,892,347
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $2,021,981 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $228,201,303) - See accompanying schedule		$ 232,952,006
Receivable for investments sold		307,439
Receivable for fund shares sold		396,564
Total assets		233,656,009

Liabilities
Payable for investments purchased	$ 36,405
Payable for fund shares redeemed	659,195
Distribution fees payable	68,062
Total liabilities		763,662

Net Assets		$ 232,892,347
Net Assets consist of:
Paid in capital		$ 232,879,862
Undistributed net investment income		298,355
Accumulated undistributed net realized gain (loss) on investments		(5,036,573)
Net unrealized appreciation (depreciation) on investments		4,750,703
Net Assets		$ 232,892,347

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($142,691,335 ÷ 13,789,793 shares)		$ 10.35

Maximum offering price per share (100/94.25 of $10.35)		$ 10.98
Class T: Net Asset Value and redemption price per share ($52,046,674 ÷ 5,033,292 shares)		$ 10.34

Maximum offering price per share (100/96.50 of $10.34)		$ 10.72
Class B: Net Asset Value and offering price per share ($5,319,345 ÷ 514,746 shares)A		$ 10.33

Class C: Net Asset Value and offering price per share ($14,697,499 ÷ 1,422,415 shares)A		$ 10.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,137,494 ÷ 1,749,577 shares)		$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 4,900,431

Expenses
Distribution fees	$ 727,017
Independent trustees' compensation	665
Total expenses before reductions	727,682
Expense reductions	(665)	727,017
Net investment income (loss)		4,173,414
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	884,619
Capital gain distributions from underlying funds	1,510,363	2,394,982
Change in net unrealized appreciation (depreciation) on underlying funds		30,437,609
Net gain (loss)		32,832,591
Net increase (decrease) in net assets resulting from operations		$ 37,006,005

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,173,414	$ 4,836,274
Net realized gain (loss)	2,394,982	(4,563,832)
Change in net unrealized appreciation (depreciation)	30,437,609	(24,059,265)
Net increase (decrease) in net assets resulting from operations	37,006,005	(23,786,823)
Distributions to shareholders from net investment income	(4,185,152)	(4,951,780)
Distributions to shareholders from net realized gain	(1,201,062)	(1,910,005)
Total distributions	(5,386,214)	(6,861,785)
Share transactions - net increase (decrease)	40,627,765	29,566,421
Total increase (decrease) in net assets	72,247,556	(1,082,187)

Net Assets
Beginning of period	160,644,791	161,726,978
End of period (including undistributed net investment income of $298,355 and undistributed net investment income of $310,093, respectively)	$ 232,892,347	$ 160,644,791

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 10.74	$ 10.52	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.22	.29	.40	.36	.29
Net realized and unrealized gain (loss)	1.66	(1.60)	(.21)	.29	.23
Total from investment operations	1.88	(1.31)	.19	.65	.52
Distributions from net investment income	(.22)	(.30)	(.40)	(.35)	(.27)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.27) H	(.41)	(.47) G	(.43)	(.30) F
Net asset value, end of period	$ 10.35	$ 8.74	$ 10.46	$ 10.74	$ 10.52
Total Return A,B	21.74%	(12.78)%	1.73%	6.38%	5.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.19%	3.03%	3.77%	3.46%	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,691	$ 93,865	$ 87,469	$ 49,721	$ 18,524
Portfolio turnover rate	31%	44%	56%	38%	21%
A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.30 per share is comprised of distributions from net investment income of $.265 and distributions from net realized gain of $.035 per share.

G Total distributions of $.47 per share is comprised of distributions from net investment income of $.403 and distributions from net realized gain of $.066 per share.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.45	$ 10.73	$ 10.51	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.19	.27	.38	.34	.27
Net realized and unrealized gain (loss)	1.67	(1.61)	(.22)	.29	.22
Total from investment operations	1.86	(1.34)	.16	.63	.49
Distributions from net investment income	(.19)	(.27)	(.38)	(.33)	(.24)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.25) G	(.38)	(.44) F	(.41)	(.28)
Net asset value, end of period	$ 10.34	$ 8.73	$ 10.45	$ 10.73	$ 10.51
Total Return A,B	21.47%	(13.03)%	1.48%	6.11%	4.78%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.94%	2.78%	3.52%	3.21%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,047	$ 42,675	$ 44,882	$ 39,739	$ 32,469
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $.066 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.056 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.44	$ 10.72	$ 10.50	$ 10.29
Income from Investment Operations
Net investment income (loss) C	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	1.67	(1.60)	(.21)	.28	.21
Total from investment operations	1.81	(1.38)	.11	.57	.43
Distributions from net investment income	(.14)	(.23)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.20) H	(.34)	(.39) G	(.35)	(.22) F
Net asset value, end of period	$ 10.33	$ 8.72	$ 10.44	$ 10.72	$ 10.50
Total Return A,B	20.86%	(13.48)%	.97%	5.57%	4.27%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,319	$ 4,282	$ 5,539	$ 4,993	$ 4,873
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $.066 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.72	$ 10.43	$ 10.71	$ 10.50	$ 10.28
Income from Investment Operations
Net investment income (loss) C	.14	.22	.32	.29	.22
Net realized and unrealized gain (loss)	1.67	(1.60)	(.21)	.27	.22
Total from investment operations	1.81	(1.38)	.11	.56	.44
Distributions from net investment income	(.14)	(.22)	(.32)	(.27)	(.19)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.20) H	(.33)	(.39) G	(.35)	(.22) F
Net asset value, end of period	$ 10.33	$ 8.72	$ 10.43	$ 10.71	$ 10.50
Total Return A,B	20.83%	(13.41)%	.97%	5.48%	4.37%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.44%	2.28%	3.02%	2.71%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,697	$ 11,362	$ 14,718	$ 13,279	$ 13,678
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.035 per share.

G Total distributions of $.39 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.066 per share.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.140 and distributions from net realized gain of $.056 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 10.48	$ 10.76	$ 10.53	$ 10.31
Income from Investment Operations
Net investment income (loss) B	.24	.31	.43	.39	.32
Net realized and unrealized gain (loss)	1.68	(1.61)	(.21)	.30	.23
Total from investment operations	1.92	(1.30)	.22	.69	.55
Distributions from net investment income	(.24)	(.32)	(.43)	(.38)	(.29)
Distributions from net realized gain	(.06)	(.11)	(.07)	(.08)	(.04)
Total distributions	(.30) G	(.43)	(.50) F	(.46)	(.33)
Net asset value, end of period	$ 10.37	$ 8.75	$ 10.48	$ 10.76	$ 10.53
Total Return A	22.16%	(12.63)%	2.00%	6.72%	5.39%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.44%	3.28%	4.02%	3.71%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,137	$ 8,461	$ 9,119	$ 2,800	$ 1,134
Portfolio turnover rate	31%	44%	56%	38%	21%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.50 per share is comprised of distributions from net investment income of $.432 and distributions from net realized gain of $.066 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.056 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.5	3.8
Fidelity Advisor Equity Income Fund Institutional Class	2.8	5.0
Fidelity Advisor Growth & Income Fund Institutional Class	5.2	6.1
Fidelity Advisor Large Cap Fund Institutional Class	5.0	5.3
Fidelity Advisor Small Cap Fund Institutional Class	1.6	1.8
Fidelity Series 100 Index Fund	3.2	3.1
Fidelity Series All-Sector Equity Fund	6.8	7.7
Fidelity Series Large Cap Value Fund	4.1	3.1
Fidelity Series Small Cap Opportunities Fund	1.7	1.9
	33.9	37.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	3.2	3.6
Fidelity Advisor Overseas Fund Institutional Class	3.2	3.5
Fidelity Series International Growth Fund	0.8	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.7	0.0
	8.0	7.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.1	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.0	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.9	6.2
Fidelity Advisor Total Bond Fund Institutional Class	2.0	6.8
Fidelity Series Investment Grade Bond Fund	20.7	20.4
	27.6	33.4
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	9.2	7.7
Fidelity Institutional Money Market Portfolio Institutional Class	9.2	7.6
	18.4	15.3
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	33.9%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	27.6%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	37.8%
Developed International Equity Funds	7.1%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	33.4%
Short-Term Funds	15.3%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	28.0%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.8%
Short-Term Funds	20.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	380,638	$ 3,989,088
Domestic Equity Funds - 33.9%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	146,568	7,260,966
Fidelity Advisor Equity Income Fund Institutional Class	266,442	5,944,313
Fidelity Advisor Growth & Income Fund Institutional Class	684,080	10,883,709
Fidelity Advisor Large Cap Fund Institutional Class	605,222	10,434,021
Fidelity Advisor Small Cap Fund Institutional Class (a)	140,008	3,330,800
Fidelity Series 100 Index Fund	817,836	6,779,858
Fidelity Series All-Sector Equity Fund	1,180,974	14,195,310
Fidelity Series Large Cap Value Fund	730,005	8,665,161
Fidelity Series Small Cap Opportunities Fund (a)	403,263	3,597,110
TOTAL DOMESTIC EQUITY FUNDS		71,091,248
TOTAL DOMESTIC EQUITY FUNDS (Cost $72,991,542)		75,080,336
International Equity Funds - 9.1%

Developed International Equity Funds - 8.0%
Fidelity Advisor Diversified International Fund Institutional Class	442,001	6,691,901
Fidelity Advisor Overseas Fund Institutional Class	401,560	6,738,182
Fidelity Series International Growth Fund	159,415	1,584,584
Fidelity Series International Small Cap Fund	31,465	321,883
Fidelity Series International Value Fund	163,641	1,580,772
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		16,917,322
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	134,274	2,250,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,692,753)		19,167,756
Bond Funds - 36.7%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,180,221	$ 10,598,381
Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund	823,644	8,450,590
Investment Grade Bond Funds - 27.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,201,883	10,396,292
Fidelity Advisor Total Bond Fund Institutional Class	391,554	4,162,217
Fidelity Series Investment Grade Bond Fund	3,787,493	43,328,918
TOTAL INVESTMENT GRADE BOND FUNDS		57,887,427
TOTAL BOND FUNDS (Cost $75,350,982)		76,936,398
Short-Term Funds - 18.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,119,062	19,325,844
Fidelity Institutional Money Market Portfolio Institutional Class	19,275,175	19,275,175
TOTAL SHORT-TERM FUNDS (Cost $38,622,224)		38,601,019
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $208,657,501)		209,785,509
NET OTHER ASSETS - 0.0%		(52,667)
NET ASSETS - 100%		$ 209,732,842
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $5,987,852 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $208,657,501) - See accompanying schedule		$ 209,785,509
Cash		10
Receivable for investments sold		6,321
Receivable for fund shares sold		227,776
Total assets		210,019,616

Liabilities
Payable for investments purchased	$ 41,912
Payable for fund shares redeemed	192,335
Distribution fees payable	52,527
Total liabilities		286,774

Net Assets		$ 209,732,842
Net Assets consist of:
Paid in capital		$ 219,040,792
Undistributed net investment income		513,327
Accumulated undistributed net realized gain (loss) on investments		(10,949,285)
Net unrealized appreciation (depreciation) on investments		1,128,008
Net Assets		$ 209,732,842

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,481,721 ÷ 14,702,949 shares)		$ 10.57

Maximum offering price per share (100/94.25 of $10.57)		$ 11.21
Class T: Net Asset Value and redemption price per share ($23,112,592 ÷ 2,186,103 shares)		$ 10.57

Maximum offering price per share (100/96.50 of $10.57)		$ 10.95
Class B: Net Asset Value and offering price per share ($2,986,180 ÷ 282,651 shares)A		$ 10.56

Class C: Net Asset Value and offering price per share ($9,377,389 ÷ 889,670 shares)A		$ 10.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,774,960 ÷ 1,766,069 shares)		$ 10.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 3,816,442

Expenses
Distribution fees	$ 520,023
Independent trustees' compensation	551
Total expenses before reductions	520,574
Expense reductions	(551)	520,023
Net investment income (loss)		3,296,419
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(157,614)
Capital gain distributions from underlying funds	1,953,135	1,795,521
Change in net unrealized appreciation (depreciation) on underlying funds		39,634,422
Net gain (loss)		41,429,943
Net increase (decrease) in net assets resulting from operations		$ 44,726,362

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,296,419	$ 3,702,207
Net realized gain (loss)	1,795,521	(9,761,617)
Change in net unrealized appreciation (depreciation)	39,634,422	(34,653,868)
Net increase (decrease) in net assets resulting from operations	44,726,362	(40,713,278)
Distributions to shareholders from net investment income	(3,251,107)	(3,863,581)
Distributions to shareholders from net realized gain	(1,348,446)	(3,059,864)
Total distributions	(4,599,553)	(6,923,445)
Share transactions - net increase (decrease)	47,810,477	25,066,869
Total increase (decrease) in net assets	87,937,286	(22,569,854)

Net Assets
Beginning of period	121,795,556	144,365,410
End of period (including undistributed net investment income of $513,327 and undistributed net investment income of $468,016, respectively)	$ 209,732,842	$ 121,795,556

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.40	$ 11.83	$ 11.33	$ 10.57
Income from Investment Operations
Net investment income (loss) C	.20	.27	.33	.28	.25
Net realized and unrealized gain (loss)	2.53	(3.06)	(.34)	.63	.76
Total from investment operations	2.73	(2.79)	(.01)	.91	1.01
Distributions from net investment income	(.19)	(.28)	(.26)	(.23)	(.20)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.26)	(.51)	(.42)	(.41)	(.25)
Net asset value, end of period	$ 10.57	$ 8.10	$ 11.40	$ 11.83	$ 11.33
Total Return A,B	33.91%	(25.09)%	(.23)%	8.21%	9.63%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.01%	2.75%	2.74%	2.49%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,482	$ 88,593	$ 98,483	$ 49,418	$ 16,194
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.10	$ 11.39	$ 11.81	$ 11.31	$ 10.56
Income from Investment Operations
Net investment income (loss) C	.17	.25	.30	.25	.22
Net realized and unrealized gain (loss)	2.54	(3.06)	(.33)	.63	.75
Total from investment operations	2.71	(2.81)	(.03)	.88	.97
Distributions from net investment income	(.17)	(.25)	(.23)	(.20)	(.17)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.24)	(.48)	(.39)	(.38)	(.22)
Net asset value, end of period	$ 10.57	$ 8.10	$ 11.39	$ 11.81	$ 11.31
Total Return A,B	33.61%	(25.27)%	(.44)%	7.95%	9.31%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.76%	2.50%	2.49%	2.24%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,113	$ 14,437	$ 20,837	$ 20,289	$ 13,906
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.37	$ 11.78	$ 11.28	$ 10.53
Income from Investment Operations
Net investment income (loss) C	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	2.53	(3.06)	(.33)	.62	.76
Total from investment operations	2.65	(2.86)	(.09)	.82	.92
Distributions from net investment income	(.11)	(.19)	(.16)	(.14)	(.12)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.18)	(.42)	(.32)	(.32)	(.17)
Net asset value, end of period	$ 10.56	$ 8.09	$ 11.37	$ 11.78	$ 11.28
Total Return A,B	32.90%	(25.69)%	(.89)%	7.40%	8.80%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,986	$ 2,692	$ 4,348	$ 3,974	$ 3,835
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 11.34	$ 11.76	$ 11.27	$ 10.53
Income from Investment Operations
Net investment income (loss) C	.12	.20	.24	.20	.16
Net realized and unrealized gain (loss)	2.53	(3.04)	(.33)	.62	.75
Total from investment operations	2.65	(2.84)	(.09)	.82	.91
Distributions from net investment income	(.12)	(.19)	(.17)	(.15)	(.12)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.19)	(.42)	(.33)	(.33)	(.17)
Net asset value, end of period	$ 10.54	$ 8.08	$ 11.34	$ 11.76	$ 11.27
Total Return A,B	32.90%	(25.61)%	(.91)%	7.36%	8.74%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.26%	2.00%	1.99%	1.74%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,377	$ 6,761	$ 11,052	$ 9,107	$ 7,637
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 11.46	$ 11.87	$ 11.37	$ 10.60
Income from Investment Operations
Net investment income (loss) B	.22	.29	.35	.31	.28
Net realized and unrealized gain (loss)	2.55	(3.07)	(.32)	.62	.76
Total from investment operations	2.77	(2.78)	.03	.93	1.04
Distributions from net investment income	(.21)	(.31)	(.28)	(.25)	(.22)
Distributions from net realized gain	(.07)	(.23)	(.16)	(.18)	(.05)
Total distributions	(.28)	(.54)	(.44)	(.43)	(.27)
Net asset value, end of period	$ 10.63	$ 8.14	$ 11.46	$ 11.87	$ 11.37
Total Return A	34.28%	(24.93)%	.12%	8.37%	9.92%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.26%	3.00%	2.99%	2.74%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,775	$ 9,313	$ 9,645	$ 3,424	$ 1,376
Portfolio turnover rate	35%	54%	30%	30%	34%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.1
Fidelity Advisor Equity Income Fund Institutional Class	3.1	5.6
Fidelity Advisor Growth & Income Fund Institutional Class	5.7	6.4
Fidelity Advisor Large Cap Fund Institutional Class	5.4	5.9
Fidelity Advisor Small Cap Fund Institutional Class	1.7	1.9
Fidelity Series 100 Index Fund	3.5	3.1
Fidelity Series All-Sector Equity Fund	7.4	8.2
Fidelity Series Large Cap Value Fund	4.5	3.0
Fidelity Series Small Cap Opportunities Fund	1.9	2.0
	37.0	40.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.0	4.6
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.6
Fidelity Series International Growth Fund	0.9	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	0.9	0.0
	10.1	9.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.3	0.7
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.0	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.1	0.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.5	6.5
Fidelity Advisor Total Bond Fund Institutional Class	2.2	7.1
Fidelity Series Investment Grade Bond Fund	22.6	21.1
	30.3	34.7
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5.1	4.7
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	4.6
	10.1	9.3
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	37.0%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	30.3%
Short-Term Funds	10.1%

Six months ago
Domestic Equity Funds	40.2%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	34.7%
Short-Term Funds	9.3%

Expected
Commodity Funds	4.7%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	1,667,260	$ 17,472,890
Domestic Equity Funds - 37.0%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	630,619	31,240,877
Fidelity Advisor Equity Income Fund Institutional Class	1,158,029	25,835,637
Fidelity Advisor Growth & Income Fund Institutional Class	2,945,648	46,865,263
Fidelity Advisor Large Cap Fund Institutional Class	2,603,155	44,878,396
Fidelity Advisor Small Cap Fund Institutional Class (a)	604,165	14,373,091
Fidelity Series 100 Index Fund	3,513,406	29,126,132
Fidelity Series All-Sector Equity Fund	5,082,490	61,091,530
Fidelity Series Large Cap Value Fund	3,128,856	37,139,524
Fidelity Series Small Cap Opportunities Fund (a)	1,731,179	15,442,117
TOTAL DOMESTIC EQUITY FUNDS		305,992,567
TOTAL DOMESTIC EQUITY FUNDS (Cost $312,034,344)		323,465,457
International Equity Funds - 11.4%

Developed International Equity Funds - 10.1%
Fidelity Advisor Diversified International Fund Institutional Class	2,192,843	33,199,646
Fidelity Advisor Overseas Fund Institutional Class	1,991,017	33,409,271
Fidelity Series International Growth Fund	773,050	7,684,121
Fidelity Series International Small Cap Fund	155,471	1,590,473
Fidelity Series International Value Fund	793,505	7,665,255
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		83,548,766
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	664,776	11,141,650
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $105,803,048)		94,690,416
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,644,405	$ 41,706,759
Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund	3,312,698	33,988,280
Investment Grade Bond Funds - 30.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,238,031	45,308,971
Fidelity Advisor Total Bond Fund Institutional Class	1,679,509	17,853,183
Fidelity Series Investment Grade Bond Fund	16,352,056	187,067,517
TOTAL INVESTMENT GRADE BOND FUNDS		250,229,671
TOTAL BOND FUNDS (Cost $320,363,168)		325,924,710
Short-Term Funds - 10.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,581,359	41,781,991
Fidelity Institutional Money Market Portfolio Institutional Class	41,683,247	41,683,247
TOTAL SHORT-TERM FUNDS (Cost $84,065,207)		83,465,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $822,265,767)		827,545,821
NET OTHER ASSETS - 0.0%		(246,626)
NET ASSETS - 100%		$ 827,299,195
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $34,281,646 of which $30,891,938 and $3,389,708 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,754,233 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $822,265,767) - See accompanying schedule		$ 827,545,821
Receivable for investments sold		617,196
Receivable for fund shares sold		1,140,080
Total assets		829,303,097

Liabilities
Payable to custodian bank	$ 8
Payable for investments purchased	312,975
Payable for fund shares redeemed	1,448,024
Distribution fees payable	242,895
Total liabilities		2,003,902

Net Assets		$ 827,299,195
Net Assets consist of:
Paid in capital		$ 877,374,221
Undistributed net investment income		1,873,313
Accumulated undistributed net realized gain (loss) on investments		(57,228,393)
Net unrealized appreciation (depreciation) on investments		5,280,054
Net Assets		$ 827,299,195

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($478,025,368 ÷ 43,973,411 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($204,058,564 ÷ 18,841,462 shares)		$ 10.83

Maximum offering price per share (100/96.50 of $10.83)		$ 11.22
Class B: Net Asset Value and offering price per share ($22,467,667 ÷ 2,076,663 shares)A		$ 10.82

Class C: Net Asset Value and offering price per share ($47,178,186 ÷ 4,377,898 shares)A		$ 10.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($75,569,410 ÷ 6,924,814 shares)		$ 10.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 17,312,985

Expenses
Distribution fees	$ 2,724,021
Independent trustees' compensation	2,517
Total expenses before reductions	2,726,538
Expense reductions	(2,517)	2,724,021
Net investment income (loss)		14,588,964
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,207,574)
Capital gain distributions from underlying funds	8,855,695	(1,351,879)
Change in net unrealized appreciation (depreciation) on underlying funds		207,984,174
Net gain (loss)		206,632,295
Net increase (decrease) in net assets resulting from operations		$ 221,221,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,588,964	$ 18,391,658
Net realized gain (loss)	(1,351,879)	(44,170,237)
Change in net unrealized appreciation (depreciation)	207,984,174	(194,782,235)
Net increase (decrease) in net assets resulting from operations	221,221,259	(220,560,814)
Distributions to shareholders from net investment income	(14,970,360)	(18,945,686)
Distributions to shareholders from net realized gain	(6,224,738)	(19,419,546)
Total distributions	(21,195,098)	(38,365,232)
Share transactions - net increase (decrease)	25,017,028	134,895,498
Total increase (decrease) in net assets	225,043,189	(124,030,548)

Net Assets
Beginning of period	602,256,006	726,286,554
End of period (including undistributed net investment income of $1,873,313 and undistributed net investment income of $2,254,710, respectively)	$ 827,299,195	$ 602,256,006

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.19	$ 11.78	$ 12.28	$ 11.79	$ 11.01
Income from Investment Operations
Net investment income (loss) C	.21	.27	.33	.29	.25
Net realized and unrealized gain (loss)	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	2.97	(3.01)	(.01)	.95	1.05
Distributions from net investment income	(.21)	(.28)	(.30)	(.26)	(.22)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.29) G	(.58)	(.49)	(.46)	(.27) F
Net asset value, end of period	$ 10.87	$ 8.19	$ 11.78	$ 12.28	$ 11.79
Total Return A, B	36.51%	(26.36)%	(.27)%	8.22%	9.65%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.04%	2.77%	2.66%	2.43%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 478,025	$ 339,203	$ 377,118	$ 248,500	$ 146,593
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.055 per share.

G Total distributions of $.29 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.16	$ 11.74	$ 12.24	$ 11.75	$ 10.97
Income from Investment Operations
Net investment income (loss) C	.18	.25	.30	.26	.22
Net realized and unrealized gain (loss)	2.76	(3.28)	(.34)	.66	.80
Total from investment operations	2.94	(3.03)	(.04)	.92	1.02
Distributions from net investment income	(.19)	(.25)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.27) G	(.55)	(.46)	(.43)	(.24) F
Net asset value, end of period	$ 10.83	$ 8.16	$ 11.74	$ 12.24	$ 11.75
Total Return A, B	36.19%	(26.57)%	(.52)%	8.00%	9.42%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.79%	2.52%	2.41%	2.18%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,059	$ 163,842	$ 216,732	$ 194,563	$ 143,012
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.055 per share.

G Total distributions of $.27 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.083 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.15	$ 11.70	$ 12.20	$ 11.71	$ 10.94
Income from Investment Operations
Net investment income (loss) C	.13	.20	.24	.20	.17
Net realized and unrealized gain (loss)	2.76	(3.26)	(.35)	.66	.79
Total from investment operations	2.89	(3.06)	(.11)	.86	.96
Distributions from net investment income	(.13)	(.19)	(.20)	(.17)	(.13)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.22) F	(.49)	(.39)	(.37)	(.19)
Net asset value, end of period	$ 10.82	$ 8.15	$ 11.70	$ 12.20	$ 11.71
Total Return A, B	35.54%	(26.92)%	(1.04)%	7.47%	8.83%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.29%	2.03%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,468	$ 19,950	$ 34,137	$ 34,834	$ 33,404
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.22 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.67	$ 12.17	$ 11.69	$ 10.93
Income from Investment Operations
Net investment income (loss) C	.13	.20	.23	.20	.17
Net realized and unrealized gain (loss)	2.74	(3.25)	(.33)	.66	.78
Total from investment operations	2.87	(3.05)	(.10)	.86	.95
Distributions from net investment income	(.14)	(.19)	(.21)	(.18)	(.14)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.22) G	(.49)	(.40)	(.38)	(.19) F
Net asset value, end of period	$ 10.78	$ 8.13	$ 11.67	$ 12.17	$ 11.69
Total Return A, B	35.45%	(26.88)%	(.97)%	7.45%	8.78%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.29%	2.02%	1.91%	1.68%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,178	$ 37,524	$ 58,378	$ 47,918	$ 38,882
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.055 per share.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.083 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 11.82	$ 12.32	$ 11.82	$ 11.03
Income from Investment Operations
Net investment income (loss) B	.23	.30	.36	.32	.28
Net realized and unrealized gain (loss)	2.78	(3.30)	(.34)	.67	.80
Total from investment operations	3.01	(3.00)	.02	.99	1.08
Distributions from net investment income	(.23)	(.30)	(.33)	(.29)	(.24)
Distributions from net realized gain	(.08)	(.30)	(.19)	(.20)	(.06)
Total distributions	(.32) G	(.60)	(.52)	(.49)	(.29) F
Net asset value, end of period	$ 10.91	$ 8.22	$ 11.82	$ 12.32	$ 11.82
Total Return A	36.80%	(26.16)%	(.05)%	8.52%	9.94%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.29%	3.02%	2.91%	2.68%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 75,569	$ 41,737	$ 39,922	$ 21,580	$ 11,038
Portfolio turnover rate	42%	44%	15%	22%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.29 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.055 per share.

G Total distributions of $.32 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.2	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	3.9	4.3
Fidelity Advisor Equity Income Fund Institutional Class	3.2	5.9
Fidelity Advisor Growth & Income Fund Institutional Class	5.9	6.7
Fidelity Advisor Large Cap Fund Institutional Class	5.6	6.2
Fidelity Advisor Small Cap Fund Institutional Class	1.8	1.9
Fidelity Series 100 Index Fund	3.7	3.2
Fidelity Series All-Sector Equity Fund	7.6	8.4
Fidelity Series Large Cap Value Fund	4.7	3.1
Fidelity Series Small Cap Opportunities Fund	1.9	2.1
	38.3	41.8
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.1	4.8
Fidelity Advisor Overseas Fund Institutional Class	4.2	4.8
Fidelity Series International Growth Fund	1.0	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.0	0.0
	10.5	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.4	0.9
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.7	0.4
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	5.4	6.4
Fidelity Advisor Total Bond Fund Institutional Class	2.1	6.9
Fidelity Series Investment Grade Bond Fund	22.4	20.6
	29.9	33.9
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	4.4	3.9
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	3.9
	8.8	7.8
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.2%
Domestic Equity Funds	38.3%
Developed International Equity Funds	10.5%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	41.8%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.6%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	33.9%
Short-Term Funds	7.8%

Expected
Commodity Funds	4.8%
Domestic Equity Funds	33.1%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.4%
Investment Grade Bond Funds	26.1%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund	2,724,372	$ 28,551,423
Domestic Equity Funds - 38.3%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,019,436	50,502,872
Fidelity Advisor Equity Income Fund Institutional Class	1,853,423	41,349,860
Fidelity Advisor Growth & Income Fund Institutional Class	4,755,261	75,656,195
Fidelity Advisor Large Cap Fund Institutional Class	4,211,189	72,600,896
Fidelity Advisor Small Cap Fund Institutional Class (a)	976,635	23,234,135
Fidelity Series 100 Index Fund	5,684,364	47,123,380
Fidelity Series All-Sector Equity Fund	8,211,874	98,706,727
Fidelity Series Large Cap Value Fund	5,089,170	60,408,449
Fidelity Series Small Cap Opportunities Fund (a)	2,806,608	25,034,946
TOTAL DOMESTIC EQUITY FUNDS		494,617,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $513,938,176)		523,168,883
International Equity Funds - 11.9%

Developed International Equity Funds - 10.5%
Fidelity Advisor Diversified International Fund Institutional Class	3,562,347	53,933,933
Fidelity Advisor Overseas Fund Institutional Class	3,234,077	54,267,809
Fidelity Series International Growth Fund	1,268,241	12,606,311
Fidelity Series International Small Cap Fund	257,197	2,631,121
Fidelity Series International Value Fund	1,301,871	12,576,072
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		136,015,246
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund	1,079,550	18,093,260
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $170,853,356)		154,108,506
Bond Funds - 38.8%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,478,955	$ 67,161,012
Inflation-Protected Bond Funds - 3.7%
Fidelity Series Inflation-Protected Bond Index Fund	4,740,740	48,639,988
Investment Grade Bond Funds - 29.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,027,658	69,439,242
Fidelity Advisor Total Bond Fund Institutional Class	2,625,697	27,911,162
Fidelity Series Investment Grade Bond Fund	25,285,417	289,265,173
TOTAL INVESTMENT GRADE BOND FUNDS		386,615,577
TOTAL BOND FUNDS (Cost $492,238,159)		502,416,577
Short-Term Funds - 8.8%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	6,274,165	57,220,383
Fidelity Institutional Money Market Portfolio Institutional Class	57,061,916	57,061,916
TOTAL SHORT-TERM FUNDS (Cost $114,521,692)		114,282,299
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,291,551,383)		1,293,976,265
NET OTHER ASSETS - 0.0%		(348,874)
NET ASSETS - 100%		$ 1,293,627,391
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $35,532,008 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $20,405,712 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,291,551,383) - See accompanying schedule		$ 1,293,976,265
Receivable for investments sold		1,845,225
Receivable for fund shares sold		1,304,978
Total assets		1,297,126,468

Liabilities
Payable for investments purchased	$ 179,650
Payable for fund shares redeemed	2,967,758
Distribution fees payable	351,669
Total liabilities		3,499,077

Net Assets		$ 1,293,627,391
Net Assets consist of:
Paid in capital		$ 1,347,333,952
Undistributed net investment income		2,937,541
Accumulated undistributed net realized gain (loss) on investments		(59,068,984)
Net unrealized appreciation (depreciation) on investments		2,424,882
Net Assets		$ 1,293,627,391

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($830,023,795 ÷ 76,790,754 shares)		$ 10.81

Maximum offering price per share (100/94.25 of $10.81)		$ 11.47
Class T: Net Asset Value and redemption price per share ($225,384,217 ÷ 20,884,865 shares)		$ 10.79

Maximum offering price per share (100/96.50 of $10.79)		$ 11.18
Class B: Net Asset Value and offering price per share ($35,931,652 ÷ 3,339,566 shares)A		$ 10.76

Class C: Net Asset Value and offering price per share ($64,800,812 ÷ 6,034,645 shares)A		$ 10.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($137,486,915 ÷ 12,642,696 shares)		$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 24,482,399

Expenses
Distribution fees	$ 3,619,597
Independent trustees' compensation	3,527
Total expenses before reductions	3,623,124
Expense reductions	(3,527)	3,619,597
Net investment income (loss)		20,862,802
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,278,355)
Capital gain distributions from underlying funds	13,450,466	5,172,111
Change in net unrealized appreciation (depreciation) on underlying funds		290,904,573
Net gain (loss)		296,076,684
Net increase (decrease) in net assets resulting from operations		$ 316,939,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,862,802	$ 22,823,857
Net realized gain (loss)	5,172,111	(49,116,733)
Change in net unrealized appreciation (depreciation)	290,904,573	(268,311,878)
Net increase (decrease) in net assets resulting from operations	316,939,486	(294,604,754)
Distributions to shareholders from net investment income	(20,840,116)	(22,943,550)
Distributions to shareholders from net realized gain	(9,228,273)	(26,245,848)
Total distributions	(30,068,389)	(49,189,398)
Share transactions - net increase (decrease)	214,008,908	236,884,136
Total increase (decrease) in net assets	500,880,005	(106,910,016)

Net Assets
Beginning of period	792,747,386	899,657,402
End of period (including undistributed net investment income of $2,937,541 and undistributed net investment income of $2,914,856, respectively)	$ 1,293,627,391	$ 792,747,386

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.05	$ 11.85	$ 12.40	$ 11.84	$ 10.77
Income from Investment Operations
Net investment income (loss)C	.20	.26	.31	.26	.22
Net realized and unrealized gain (loss)	2.84	(3.47)	(.35)	.74	1.07
Total from investment operations	3.04	(3.21)	(.04)	1.00	1.29
Distributions from net investment income	(.20)	(.26)	(.27)	(.23)	(.16)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.28) H	(.59) G	(.51) F	(.44)	(.22)
Net asset value, end of period	$ 10.81	$ 8.05	$ 11.85	$ 12.40	$ 11.84
Total Return A,B	37.95%	(28.01)%	(.53)%	8.56%	12.12%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	2.02%	2.69%	2.46%	2.21%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,024	$ 477,641	$ 517,888	$ 291,783	$ 128,241
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.243 per share.

G Total distributions of $.59 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.325 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 11.82	$ 12.38	$ 11.81	$ 10.76
Income from Investment Operations
Net investment income (loss) C	.18	.24	.28	.23	.19
Net realized and unrealized gain (loss)	2.82	(3.46)	(.36)	.75	1.06
Total from investment operations	3.00	(3.22)	(.08)	.98	1.25
Distributions from net investment income	(.17)	(.23)	(.23)	(.20)	(.14)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.25) H	(.56) G	(.48) F	(.41)	(.20)
Net asset value, end of period	$ 10.79	$ 8.04	$ 11.82	$ 12.38	$ 11.81
Total Return A,B	37.53%	(28.13)%	(.89)%	8.40%	11.71%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.77%	2.44%	2.21%	1.96%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 225,384	$ 162,439	$ 203,822	$ 186,106	$ 125,323
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.243 per share.

G Total distributions of $.56 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.325 per share.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.082 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.77	$ 12.33	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	2.82	(3.44)	(.36)	.74	1.06
Total from investment operations	2.95	(3.25)	(.15)	.91	1.19
Distributions from net investment income	(.12)	(.17)	(.17)	(.14)	(.09)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.21) H	(.50) G	(.41) F	(.35)	(.15)
Net asset value, end of period	$ 10.76	$ 8.02	$ 11.77	$ 12.33	$ 11.77
Total Return A,B	36.85%	(28.47)%	(1.37)%	7.83%	11.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,932	$ 27,727	$ 43,608	$ 41,424	$ 33,633
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 11.76	$ 12.32	$ 11.77	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.13	.19	.21	.17	.13
Net realized and unrealized gain (loss)	2.82	(3.45)	(.35)	.74	1.06
Total from investment operations	2.95	(3.26)	(.14)	.91	1.19
Distributions from net investment income	(.13)	(.18)	(.18)	(.15)	(.09)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.21) H	(.50) G	(.42) F	(.36)	(.15)
Net asset value, end of period	$ 10.74	$ 8.00	$ 11.76	$ 12.32	$ 11.77
Total Return A,B	36.97%	(28.53)%	(1.34)%	7.81%	11.19%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.27%	1.94%	1.71%	1.46%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,801	$ 46,942	$ 65,543	$ 56,686	$ 35,656
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.42 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.243 per share.

G Total distributions of $.50 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.325 per share.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.082 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 11.91	$ 12.47	$ 11.89	$ 10.81
Income from Investment Operations
Net investment income (loss) B	.23	.29	.34	.29	.25
Net realized and unrealized gain (loss)	2.85	(3.50)	(.36)	.75	1.07
Total from investment operations	3.08	(3.21)	(.02)	1.04	1.32
Distributions from net investment income	(.22)	(.29)	(.29)	(.25)	(.18)
Distributions from net realized gain	(.08)	(.33)	(.24)	(.21)	(.06)
Total distributions	(.30) H	(.61) G	(.54) F	(.46)	(.24)
Net asset value, end of period	$ 10.87	$ 8.09	$ 11.91	$ 12.47	$ 11.89
Total Return A	38.30%	(27.85)%	(.42)%	8.90%	12.36%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.27%	2.94%	2.71%	2.46%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,487	$ 77,998	$ 68,797	$ 39,631	$ 26,886
Portfolio turnover rate	29%	36%	13%	11%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.243 per share.

G Total distributions of $.61 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.325 per share.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.082 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	4.7	5.3
Fidelity Advisor Equity Income Fund Institutional Class	3.9	7.3
Fidelity Advisor Growth & Income Fund Institutional Class	7.1	8.2
Fidelity Advisor Large Cap Fund Institutional Class	6.8	7.7
Fidelity Advisor Small Cap Fund Institutional Class	2.2	2.3
Fidelity Series 100 Index Fund	4.4	3.9
Fidelity Series All-Sector Equity Fund	9.2	10.1
Fidelity Series Large Cap Value Fund	5.6	3.9
Fidelity Series Small Cap Opportunities Fund	2.3	2.5
	46.2	51.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.0	5.9
Fidelity Advisor Overseas Fund Institutional Class	5.1	5.9
Fidelity Series International Growth Fund	1.2	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.2	0.0
	12.7	11.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.0	7.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.7	0.3
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	4.4	4.9
Fidelity Advisor Total Bond Fund Institutional Class	1.7	5.4
Fidelity Series Investment Grade Bond Fund	18.4	16.2
	24.5	26.5
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	1.3	0.9
Fidelity Institutional Money Market Portfolio Institutional Class	1.2	0.8
	2.5	1.7
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.7%
Domestic Equity Funds	46.2%
Developed International Equity Funds	12.7%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.0%
Inflation-Protected Bond Funds	2.7%
Investment Grade Bond Funds	24.5%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds	51.2%
Developed International Equity Funds	11.8%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.3%
Investment Grade Bond Funds	26.5%
Short-Term Funds	1.7%

Expected
Commodity Funds	5.8%
Domestic Equity Funds	39.6%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.3%
Investment Grade Bond Funds	22.5%
Short-Term Funds	3.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund	5,323,320	$ 55,788,390
Domestic Equity Funds - 46.2%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	2,003,753	99,265,905
Fidelity Advisor Equity Income Fund Institutional Class	3,641,186	81,234,859
Fidelity Advisor Growth & Income Fund Institutional Class	9,357,200	148,873,060
Fidelity Advisor Large Cap Fund Institutional Class	8,281,163	142,767,252
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,921,739	45,718,165
Fidelity Series 100 Index Fund	11,208,291	92,916,729
Fidelity Series All-Sector Equity Fund	16,164,797	194,300,857
Fidelity Series Large Cap Value Fund	10,025,925	119,007,730
Fidelity Series Small Cap Opportunities Fund (a)	5,533,286	49,356,913
TOTAL DOMESTIC EQUITY FUNDS		973,441,470
TOTAL DOMESTIC EQUITY FUNDS (Cost $990,493,538)		1,029,229,860
International Equity Funds - 14.4%

Developed International Equity Funds - 12.7%
Fidelity Advisor Diversified International Fund Institutional Class	7,017,214	106,240,619
Fidelity Advisor Overseas Fund Institutional Class	6,367,838	106,852,327
Fidelity Series International Growth Fund	2,466,533	24,517,341
Fidelity Series International Small Cap Fund	501,146	5,126,719
Fidelity Series International Value Fund	2,531,941	24,458,549
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		267,195,555
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	2,119,907	35,529,648
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $330,665,324)		302,725,203
Bond Funds - 34.2%
	Shares	Value
High Yield Bond Funds - 7.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,349,022	$ 146,814,216
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund	5,571,759	57,166,243
Investment Grade Bond Funds - 24.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	10,712,026	92,659,026
Fidelity Advisor Total Bond Fund Institutional Class	3,507,971	37,289,727
Fidelity Series Investment Grade Bond Fund	33,840,535	387,135,722
TOTAL INVESTMENT GRADE BOND FUNDS		517,084,475
TOTAL BOND FUNDS (Cost $707,270,890)		721,064,934
Short-Term Funds - 2.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,945,789	26,865,597
Fidelity Institutional Money Market Portfolio Institutional Class	26,852,202	26,852,202
TOTAL SHORT-TERM FUNDS (Cost $53,592,260)		53,717,799
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,082,022,012)		2,106,737,796
NET OTHER ASSETS - 0.0%		(597,102)
NET ASSETS - 100%		$ 2,106,140,694
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $83,490,631 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $46,197,827 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $2,082,022,012) - See accompanying schedule		$ 2,106,737,796
Receivable for investments sold		1,035,049
Receivable for fund shares sold		2,224,045
Total assets		2,109,996,890

Liabilities
Payable for investments purchased	$ 105,904
Payable for fund shares redeemed	3,152,729
Distribution fees payable	597,563
Total liabilities		3,856,196

Net Assets		$ 2,106,140,694
Net Assets consist of:
Paid in capital		$ 2,212,898,702
Undistributed net investment income		4,017,738
Accumulated undistributed net realized gain (loss) on investments		(135,491,530)
Net unrealized appreciation (depreciation) on investments		24,715,784
Net Assets		$ 2,106,140,694

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,238,014,544 ÷ 110,418,246 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($488,096,701 ÷ 43,569,147 shares)		$ 11.20

Maximum offering price per share (100/96.50 of $11.20)		$ 11.61
Class B: Net Asset Value and offering price per share ($71,888,201 ÷ 6,437,226 shares)A		$ 11.17

Class C: Net Asset Value and offering price per share ($93,236,702 ÷ 8,366,384 shares)A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($214,904,546 ÷ 19,061,296 shares)		$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 37,890,033

Expenses
Distribution fees	$ 6,194,530
Independent trustees' compensation	5,722
Total expenses before reductions	6,200,252
Expense reductions	(5,722)	6,194,530
Net investment income (loss)		31,695,503
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(33,903,848)
Capital gain distributions from underlying funds	23,919,395	(9,984,453)
Change in net unrealized appreciation (depreciation) on underlying funds		562,202,605
Net gain (loss)		552,218,152
Net increase (decrease) in net assets resulting from operations		$ 583,913,655

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,695,503	$ 33,876,751
Net realized gain (loss)	(9,984,453)	(101,331,108)
Change in net unrealized appreciation (depreciation)	562,202,605	(513,255,786)
Net increase (decrease) in net assets resulting from operations	583,913,655	(580,710,143)
Distributions to shareholders from net investment income	(31,327,675)	(33,890,863)
Distributions to shareholders from net realized gain	(15,485,703)	(54,461,707)
Total distributions	(46,813,378)	(88,352,570)
Share transactions - net increase (decrease)	326,679,236	369,126,187
Total increase (decrease) in net assets	863,779,513	(299,936,526)

Net Assets
Beginning of period	1,242,361,181	1,542,297,707
End of period (including undistributed net investment income of $4,017,738 and undistributed net investment income of $3,649,909, respectively)	$ 2,106,140,694	$ 1,242,361,181

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.97	$ 12.73	$ 13.49	$ 12.85	$ 11.53
Income from Investment Operations
Net investment income (loss) C	.20	.25	.28	.24	.19
Net realized and unrealized gain (loss)	3.32	(4.33)	(.49)	.92	1.36
Total from investment operations	3.52	(4.08)	(.21)	1.16	1.55
Distributions from net investment income	(.19)	(.25)	(.25)	(.23)	(.16)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.28) H	(.68)	(.55)	(.52) G	(.23) F
Net asset value, end of period	$ 11.21	$ 7.97	$ 12.73	$ 13.49	$ 12.85
Total Return A,B	44.32%	(33.34)%	(1.83)%	9.21%	13.62%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.92%	2.49%	2.07%	1.89%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,238,015	$ 677,210	$ 811,992	$ 511,536	$ 284,466
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

G Total distributions of $.52 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.295 per share.

H Total distributions of $.28 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 12.72	$ 13.47	$ 12.83	$ 11.52
Income from Investment Operations
Net investment income (loss) C	.17	.23	.25	.21	.16
Net realized and unrealized gain (loss)	3.32	(4.34)	(.49)	.92	1.36
Total from investment operations	3.49	(4.11)	(.24)	1.13	1.52
Distributions from net investment income	(.16)	(.22)	(.21)	(.19)	(.13)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.25) G	(.65)	(.51)	(.49) F	(.21)
Net asset value, end of period	$ 11.20	$ 7.96	$ 12.72	$ 13.47	$ 12.83
Total Return A,B	44.02%	(33.56)%	(2.02)%	8.97%	13.28%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.67%	2.24%	1.82%	1.63%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,097	$ 343,919	$ 458,465	$ 431,886	$ 296,477
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.49 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.295 per share.

G Total distributions of $.25 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.94	$ 12.66	$ 13.41	$ 12.78	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	3.31	(4.31)	(.48)	.91	1.35
Total from investment operations	3.43	(4.13)	(.30)	1.06	1.45
Distributions from net investment income	(.12)	(.16)	(.15)	(.13)	(.08)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.20) G	(.59)	(.45)	(.43) F	(.15)
Net asset value, end of period	$ 11.17	$ 7.94	$ 12.66	$ 13.41	$ 12.78
Total Return A,B	43.34%	(33.87)%	(2.51)%	8.40%	12.71%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.17%	1.74%	1.32%	1.13%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,888	$ 52,871	$ 89,049	$ 85,981	$ 71,232
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.295 per share.

G Total distributions of $.20 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.92	$ 12.64	$ 13.40	$ 12.77	$ 11.48
Income from Investment Operations
Net investment income (loss) C	.12	.18	.18	.15	.10
Net realized and unrealized gain (loss)	3.31	(4.31)	(.49)	.91	1.34
Total from investment operations	3.43	(4.13)	(.31)	1.06	1.44
Distributions from net investment income	(.12)	(.16)	(.15)	(.14)	(.08)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.07)
Total distributions	(.21) G	(.59)	(.45)	(.43) F	(.15)
Net asset value, end of period	$ 11.14	$ 7.92	$ 12.64	$ 13.40	$ 12.77
Total Return A,B	43.38%	(33.90)%	(2.56)%	8.45%	12.66%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.17%	1.74%	1.32%	1.14%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,237	$ 62,702	$ 95,224	$ 85,076	$ 61,442
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.43 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.295 per share.

G Total distributions of $.21 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.087 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 12.79	$ 13.55	$ 12.90	$ 11.57
Income from Investment Operations
Net investment income (loss) B	.22	.28	.32	.28	.23
Net realized and unrealized gain (loss)	3.34	(4.35)	(.50)	.92	1.36
Total from investment operations	3.56	(4.07)	(.18)	1.20	1.59
Distributions from net investment income	(.21)	(.28)	(.28)	(.25)	(.18)
Distributions from net realized gain	(.09)	(.43)	(.30)	(.30)	(.08)
Total distributions	(.30) G	(.71)	(.58)	(.55) F	(.26)
Net asset value, end of period	$ 11.27	$ 8.01	$ 12.79	$ 13.55	$ 12.90
Total Return A	44.65%	(33.16)%	(1.62)%	9.47%	13.88%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.17%	2.74%	2.32%	2.13%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 214,905	$ 105,660	$ 87,568	$ 38,153	$ 21,212
Portfolio turnover rate	26%	31%	10%	13%	6%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.55 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.295 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.211 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.0	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.3	5.9
Fidelity Advisor Equity Income Fund Institutional Class	4.3	8.2
Fidelity Advisor Growth & Income Fund Institutional Class	7.9	9.0
Fidelity Advisor Large Cap Fund Institutional Class	7.5	8.5
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
Fidelity Series 100 Index Fund	4.9	4.3
Fidelity Series All-Sector Equity Fund	10.3	11.0
Fidelity Series Large Cap Value Fund	6.3	4.3
Fidelity Series Small Cap Opportunities Fund	2.6	2.8
	51.5	56.5
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.6	6.5
Fidelity Advisor Overseas Fund Institutional Class	5.6	6.4
Fidelity Series International Growth Fund	1.3	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.3	0.0
	14.1	12.9
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.1
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.6	0.2
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	3.6	3.9
Fidelity Advisor Total Bond Fund Institutional Class	1.5	4.4
Fidelity Series Investment Grade Bond Fund	15.3	12.9
	20.4	21.2
Short-Term Funds
Fidelity Advisor Short Fixed-Income Fund Institutional Class	0.0*	0.0
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
	0.0*	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.0%
Domestic Equity Funds	51.5%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.9%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	1.6%
Investment Grade Bond Funds	20.4%
Short-Term Funds	0.0%*

Six months ago
Domestic Equity Funds	56.5%
Developed International Equity Funds	12.9%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	8.1%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	21.2%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	45.2%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.0%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 54.5%
	Shares	Value
Commodity Funds - 3.0%
Fidelity Series Commodity Strategy Fund	4,163,260	$ 43,630,963
Domestic Equity Funds - 51.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,549,713	76,772,794
Fidelity Advisor Equity Income Fund Institutional Class	2,806,930	62,622,599
Fidelity Advisor Growth & Income Fund Institutional Class	7,240,231	115,192,075
Fidelity Advisor Large Cap Fund Institutional Class	6,403,131	110,389,982
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,485,240	35,333,849
Fidelity Series 100 Index Fund	8,679,926	71,956,588
Fidelity Series All-Sector Equity Fund	12,503,551	150,292,679
Fidelity Series Large Cap Value Fund	7,778,623	92,332,255
Fidelity Series Small Cap Opportunities Fund (a)	4,280,363	38,180,837
TOTAL DOMESTIC EQUITY FUNDS		753,073,658
TOTAL DOMESTIC EQUITY FUNDS (Cost $769,133,689)		796,704,621
International Equity Funds - 16.0%

Developed International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	5,422,085	82,090,373
Fidelity Advisor Overseas Fund Institutional Class	4,919,252	82,545,051
Fidelity Series International Growth Fund	1,929,158	19,175,828
Fidelity Series International Small Cap Fund	392,939	4,019,771
Fidelity Series International Value Fund	1,980,370	19,130,372
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		206,961,395
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	1,648,327	27,625,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $254,292,204)		234,587,357
Bond Funds - 29.5%
	Shares	Value
High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	12,230,244	$ 109,827,590
Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund	2,210,988	22,684,738
Investment Grade Bond Funds - 20.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,141,100	53,120,512
Fidelity Advisor Total Bond Fund Institutional Class	2,046,059	21,749,608
Fidelity Series Investment Grade Bond Fund	19,571,882	223,902,327
TOTAL INVESTMENT GRADE BOND FUNDS		298,772,447
TOTAL BOND FUNDS (Cost $420,936,875)		431,284,775
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	517	4,715
Fidelity Institutional Money Market Portfolio Institutional Class	4,700	4,700
TOTAL SHORT-TERM FUNDS (Cost $9,413)		9,415
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,444,372,181)		1,462,586,168
NET OTHER ASSETS - 0.0%		(375,450)
NET ASSETS - 100%		$ 1,462,210,718
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $53,781,443 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $25,145,573 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,444,372,181) - See accompanying schedule		$ 1,462,586,168
Cash		9
Receivable for investments sold		72,280
Receivable for fund shares sold		1,463,376
Total assets		1,464,121,833

Liabilities
Payable for investments purchased	$ 44,197
Payable for fund shares redeemed	1,487,820
Distribution fees payable	379,098
Total liabilities		1,911,115

Net Assets		$ 1,462,210,718
Net Assets consist of:
Paid in capital		$ 1,524,364,439
Undistributed net investment income		2,411,656
Accumulated undistributed net realized gain (loss) on investments		(82,779,364)
Net unrealized appreciation (depreciation) on investments		18,213,987
Net Assets		$ 1,462,210,718

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($999,687,453 ÷ 92,896,401 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($230,003,037 ÷ 21,332,241 shares)		$ 10.78

Maximum offering price per share (100/96.50 of $10.78)		$ 11.17
Class B: Net Asset Value and offering price per share ($38,816,183 ÷ 3,628,560 shares)A		$ 10.70

Class C: Net Asset Value and offering price per share ($52,756,323 ÷ 4,941,656 shares)A		$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($140,947,722 ÷ 13,019,341 shares)		$ 10.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 24,000,183

Expenses
Distribution fees	$ 3,707,387
Independent trustees' compensation	3,745
Total expenses before reductions	3,711,132
Expense reductions	(3,745)	3,707,387
Net investment income (loss)		20,292,796
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(23,304,373)
Capital gain distributions from underlying funds	16,956,292	(6,348,081)
Change in net unrealized appreciation (depreciation) on underlying funds		385,554,148
Net gain (loss)		379,206,067
Net increase (decrease) in net assets resulting from operations		$ 399,498,863

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,292,796	$ 19,856,130
Net realized gain (loss)	(6,348,081)	(60,831,662)
Change in net unrealized appreciation (depreciation)	385,554,148	(328,423,663)
Net increase (decrease) in net assets resulting from operations	399,498,863	(369,399,195)
Distributions to shareholders from net investment income	(20,082,625)	(19,629,825)
Distributions to shareholders from net realized gain	(10,724,553)	(30,018,396)
Total distributions	(30,807,178)	(49,648,221)
Share transactions - net increase (decrease)	313,035,081	330,490,319
Total increase (decrease) in net assets	681,726,766	(88,557,097)

Net Assets
Beginning of period	780,483,952	869,041,049
End of period (including undistributed net investment income of $2,411,656 and undistributed net investment income of $2,201,483, respectively)	$ 1,462,210,718	$ 780,483,952

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 12.26	$ 13.01	$ 12.34	$ 10.96
Income from Investment Operations
Net investment income (loss) C	.18	.23	.26	.22	.17
Net realized and unrealized gain (loss)	3.32	(4.36)	(.50)	.90	1.39
Total from investment operations	3.50	(4.13)	(.24)	1.12	1.56
Distributions from net investment income	(.17)	(.22)	(.22)	(.19)	(.13)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.25) F	(.62)	(.51)	(.45)	(.18)
Net asset value, end of period	$ 10.76	$ 7.51	$ 12.26	$ 13.01	$ 12.34
Total Return A, B	46.86%	(34.98)%	(2.14)%	9.26%	14.35%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.82%	2.41%	1.95%	1.79%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 999,687	$ 512,482	$ 558,890	$ 306,544	$ 128,504
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.25 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 12.28	$ 13.03	$ 12.35	$ 10.97
Income from Investment Operations
Net investment income (loss) C	.15	.21	.23	.19	.14
Net realized and unrealized gain (loss)	3.34	(4.37)	(.51)	.91	1.39
Total from investment operations	3.49	(4.16)	(.28)	1.10	1.53
Distributions from net investment income	(.15)	(.20)	(.18)	(.16)	(.11)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.23) G	(.60)	(.47)	(.42)	(.15) F
Net asset value, end of period	$ 10.78	$ 7.52	$ 12.28	$ 13.03	$ 12.35
Total Return A, B	46.60%	(35.20)%	(2.40)%	9.10%	14.07%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.57%	2.16%	1.70%	1.54%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,003	$ 139,330	$ 173,946	$ 154,042	$ 83,955
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.15 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.046 per share.

G Total distributions of $.23 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.085 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.47	$ 12.17	$ 12.93	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	3.32	(4.32)	(.51)	.90	1.38
Total from investment operations	3.42	(4.16)	(.35)	1.03	1.46
Distributions from net investment income	(.10)	(.14)	(.12)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.19) F	(.54)	(.41)	(.36)	(.11)
Net asset value, end of period	$ 10.70	$ 7.47	$ 12.17	$ 12.93	$ 12.26
Total Return A, B	45.83%	(35.45)%	(2.95)%	8.57%	13.46%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,816	$ 27,207	$ 43,016	$ 37,881	$ 27,111
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.100 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.46	$ 12.16	$ 12.92	$ 12.26	$ 10.91
Income from Investment Operations
Net investment income (loss) C	.10	.16	.16	.13	.08
Net realized and unrealized gain (loss)	3.31	(4.32)	(.50)	.89	1.38
Total from investment operations	3.41	(4.16)	(.34)	1.02	1.46
Distributions from net investment income	(.11)	(.14)	(.13)	(.10)	(.07)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.04)
Total distributions	(.19) F	(.54)	(.42)	(.36)	(.11)
Net asset value, end of period	$ 10.68	$ 7.46	$ 12.16	$ 12.92	$ 12.26
Total Return A, B	45.83%	(35.44)%	(2.91)%	8.51%	13.46%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	1.07%	1.66%	1.20%	1.04%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,756	$ 31,735	$ 40,426	$ 32,679	$ 20,323
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.19 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.085 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.55	$ 12.33	$ 13.08	$ 12.39	$ 10.99
Income from Investment Operations
Net investment income (loss) B	.20	.26	.29	.25	.20
Net realized and unrealized gain (loss)	3.35	(4.39)	(.50)	.91	1.40
Total from investment operations	3.55	(4.13)	(.21)	1.16	1.60
Distributions from net investment income	(.19)	(.25)	(.25)	(.21)	(.15)
Distributions from net realized gain	(.09)	(.40)	(.29)	(.26)	(.05)
Total distributions	(.27)F	(.65)	(.54)	(.47)	(.20)
Net asset value, end of period	$ 10.83	$ 7.55	$ 12.33	$ 13.08	$ 12.39
Total Return A	47.31%	(34.83)%	(1.93)%	9.60%	14.69%
Ratios to Average Net Assets C, E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.07%	2.66%	2.20%	2.04%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 140,948	$ 69,731	$ 52,762	$ 13,903	$ 5,167
Portfolio turnover rate	19%	29%	10%	3%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.189 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.2	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	6.5
Fidelity Advisor Equity Income Fund Institutional Class	4.7	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	8.6	10.0
Fidelity Advisor Large Cap Fund Institutional Class	8.2	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.6	2.8
Fidelity Series 100 Index Fund	5.4	4.6
Fidelity Series All-Sector Equity Fund	11.2	12.4
Fidelity Series Large Cap Value Fund	6.9	4.9
Fidelity Series Small Cap Opportunities Fund	2.8	3.2
	56.1	62.9
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.1	7.1
Fidelity Advisor Overseas Fund Institutional Class	6.2	7.1
Fidelity Series International Growth Fund	1.4	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.4	0.0
	15.4	14.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.0	1.4
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.0
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0*
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	2.8	2.5
Fidelity Advisor Total Bond Fund Institutional Class	1.1	2.8
Fidelity Series Investment Grade Bond Fund	11.7	8.2
	15.6	13.5
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.2%
Domestic Equity Funds	56.1%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	15.6%

Six months ago
Domestic Equity Funds	62.9%
Developed International Equity Funds	14.2%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	8.0%
Inflation-Protected Bond Funds	0.0%
Investment Grade Bond Funds	13.5%

Expected
Commodity Funds	7.1%
Domestic Equity Funds	48.4%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 59.3%
	Shares	Value
Commodity Funds - 3.2%
Fidelity Series Commodity Strategy Fund	5,271,915	$ 55,249,666
Domestic Equity Funds - 56.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,969,965	97,592,054
Fidelity Advisor Equity Income Fund Institutional Class	3,566,358	79,565,441
Fidelity Advisor Growth & Income Fund Institutional Class	9,193,658	146,271,105
Fidelity Advisor Large Cap Fund Institutional Class	8,128,459	140,134,638
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,888,422	44,925,569
Fidelity Series 100 Index Fund	11,028,609	91,427,166
Fidelity Series All-Sector Equity Fund	15,891,103	191,011,053
Fidelity Series Large Cap Value Fund	9,859,298	117,029,862
Fidelity Series Small Cap Opportunities Fund (a)	5,432,538	48,458,241
TOTAL DOMESTIC EQUITY FUNDS		956,415,129
TOTAL DOMESTIC EQUITY FUNDS (Cost $977,433,695)		1,011,664,795
International Equity Funds - 17.4%

Developed International Equity Funds - 15.4%
Fidelity Advisor Diversified International Fund Institutional Class	6,886,153	104,256,353
Fidelity Advisor Overseas Fund Institutional Class	6,256,787	104,988,887
Fidelity Series International Growth Fund	2,454,229	24,395,032
Fidelity Series International Small Cap Fund	491,446	5,027,493
Fidelity Series International Value Fund	2,519,354	24,336,963
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		263,004,728

	Shares	Value
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	2,086,136	$ 34,963,646
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $323,974,314)		297,968,374
Bond Funds - 23.3%

High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	14,245,293	127,922,733
Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund	369,917	3,795,351
Investment Grade Bond Funds - 15.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,449,753	47,140,366
Fidelity Advisor Total Bond Fund Institutional Class	1,818,800	19,333,848
Fidelity Series Investment Grade Bond Fund	17,394,882	198,997,444
TOTAL INVESTMENT GRADE BOND FUNDS		265,471,658
TOTAL BOND FUNDS (Cost $387,822,263)		397,189,742
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,689,230,272)		1,706,822,911
NET OTHER ASSETS - 0.0%		(468,116)
NET ASSETS - 100%		$ 1,706,354,795
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $75,012,132 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $40,381,036 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,689,230,272) - See accompanying schedule		$ 1,706,822,911
Cash		4
Receivable for investments sold		538,765
Receivable for fund shares sold		2,906,112
Total assets		1,710,267,792

Liabilities
Payable for investments purchased	$ 110,281
Payable for fund shares redeemed	3,334,657
Distribution fees payable	468,059
Total liabilities		3,912,997

Net Assets		$ 1,706,354,795
Net Assets consist of:
Paid in capital		$ 1,805,899,572
Undistributed net investment income		2,385,989
Accumulated undistributed net realized gain (loss) on investments		(119,523,405)
Net unrealized appreciation (depreciation) on investments		17,592,639
Net Assets		$ 1,706,354,795

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,030,971,552 ÷ 91,351,779 shares)		$ 11.29

Maximum offering price per share (100/94.25 of $11.29)		$ 11.98
Class T: Net Asset Value and redemption price per share ($382,091,540 ÷ 33,964,959 shares)		$ 11.25

Maximum offering price per share (100/96.50 of $11.25)		$ 11.66
Class B: Net Asset Value and offering price per share ($51,359,536 ÷ 4,582,772 shares)A		$ 11.21

Class C: Net Asset Value and offering price per share ($63,700,424 ÷ 5,694,158 shares)A		$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($178,231,743 ÷ 15,729,894 shares)		$ 11.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 25,415,548

Expenses
Distribution fees	$ 4,674,564
Independent trustees' compensation	4,423
Total expenses before reductions	4,678,987
Expense reductions	(4,423)	4,674,564
Net investment income (loss)		20,740,984
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(36,945,800)
Capital gain distributions from underlying funds	20,532,775	(16,413,025)
Change in net unrealized appreciation (depreciation) on underlying funds		493,374,347
Net gain (loss)		476,961,322
Net increase (decrease) in net assets resulting from operations		$ 497,702,306

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,740,984	$ 20,500,528
Net realized gain (loss)	(16,413,025)	(85,821,923)
Change in net unrealized appreciation (depreciation)	493,374,347	(433,071,093)
Net increase (decrease) in net assets resulting from operations	497,702,306	(498,392,488)
Distributions to shareholders from net investment income	(19,871,061)	(20,772,833)
Distributions to shareholders from net realized gain	(13,024,758)	(43,764,449)
Total distributions	(32,895,819)	(64,537,282)
Share transactions - net increase (decrease)	319,644,448	372,427,616
Total increase (decrease) in net assets	784,450,935	(190,502,154)

Net Assets
Beginning of period	921,903,860	1,112,406,014
End of period (including undistributed net investment income of $2,385,989 and undistributed net investment income of $1,516,067, respectively)	$ 1,706,354,795	$ 921,903,860

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.69	$ 13.29	$ 14.27	$ 13.47	$ 11.81
Income from Investment Operations
Net investment income (loss)C	.16	.21	.22	.20	.15
Net realized and unrealized gain (loss)	3.68	(5.10)	(.63)	1.09	1.70
Total from investment operations	3.84	(4.89)	(.41)	1.29	1.85
Distributions from net investment income	(.15)	(.21)	(.19)	(.18)	(.11)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.24) F	(.71)	(.57)	(.49)	(.19)
Net asset value, end of period	$ 11.29	$ 7.69	$ 13.29	$ 14.27	$ 13.47
Total Return A,B	50.17%	(38.49)%	(3.22)%	9.82%	15.84%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.61%	2.08%	1.53%	1.49%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,030,972	$ 527,042	$ 626,641	$ 343,345	$ 156,916
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.67	$ 13.25	$ 14.23	$ 13.43	$ 11.78
Income from Investment Operations
Net investment income (loss) C	.14	.19	.19	.17	.11
Net realized and unrealized gain (loss)	3.66	(5.09)	(.64)	1.09	1.70
Total from investment operations	3.80	(4.90)	(.45)	1.26	1.81
Distributions from net investment income	(.13)	(.18)	(.15)	(.15)	(.09)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.08)
Total distributions	(.22) G	(.68)	(.53)	(.46)	(.16) F
Net asset value, end of period	$ 11.25	$ 7.67	$ 13.25	$ 14.23	$ 13.43
Total Return A,B	49.72%	(38.62)%	(3.49)%	9.59%	15.52%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.36%	1.83%	1.28%	1.24%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,092	$ 236,333	$ 297,618	$ 281,508	$ 184,029
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.16 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.077 per share.

G Total distributions of $.22 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.093 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	(.08)	(.11)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.17) F	(.61)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.21	$ 7.64	$ 13.17	$ 14.15	$ 13.37
Total Return A,B	49.07%	(38.94)%	(3.96)%	8.98%	14.96%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,360	$ 35,701	$ 60,367	$ 56,845	$ 43,099
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.17 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.63	$ 13.17	$ 14.15	$ 13.37	$ 11.74
Income from Investment Operations
Net investment income (loss) C	.09	.14	.11	.10	.05
Net realized and unrealized gain (loss)	3.65	(5.06)	(.63)	1.08	1.70
Total from investment operations	3.74	(4.92)	(.52)	1.18	1.75
Distributions from net investment income	(.08)	(.12)	(.09)	(.09)	(.05)
Distributions from net realized gain	(.09)	(.50)	(.37)	(.31)	(.07)
Total distributions	(.18) F	(.62)	(.46)	(.40)	(.12)
Net asset value, end of period	$ 11.19	$ 7.63	$ 13.17	$ 14.15	$ 13.37
Total Return A,B	49.06%	(38.96)%	(3.95)%	9.00%	14.99%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.86%	1.33%	.78%	.74%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,700	$ 40,294	$ 58,768	$ 54,338	$ 37,940
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.18 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.093 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.72	$ 13.34	$ 14.32	$ 13.51	$ 11.84
Income from Investment Operations
Net investment income (loss) B	.19	.23	.26	.24	.18
Net realized and unrealized gain (loss)	3.69	(5.11)	(.64)	1.09	1.71
Total from investment operations	3.88	(4.88)	(.38)	1.33	1.89
Distributions from net investment income	(.17)	(.24)	(.22)	(.21)	(.13)
Distributions from net realized gain	(.09)	(.50)	(.38)	(.31)	(.09)
Total distributions	(.27) F	(.74)	(.60)	(.52)	(.22)
Net asset value, end of period	$ 11.33	$ 7.72	$ 13.34	$ 14.32	$ 13.51
Total Return A	50.42%	(38.31)%	(3.01)%	10.08%	16.10%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.86%	2.33%	1.78%	1.74%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178,232	$ 82,534	$ 69,011	$ 24,902	$ 10,918
Portfolio turnover rate	20%	22%	10%	8%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.27 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.093 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.2	6.8
Fidelity Advisor Equity Income Fund Institutional Class	5.0	9.1
Fidelity Advisor Growth & Income Fund Institutional Class	9.2	10.6
Fidelity Advisor Large Cap Fund Institutional Class	8.9	9.5
Fidelity Advisor Small Cap Fund Institutional Class	2.8	3.0
Fidelity Series 100 Index Fund	5.8	5.2
Fidelity Series All-Sector Equity Fund	12.1	13.0
Fidelity Series Large Cap Value Fund	7.4	5.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	60.5	66.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.6	7.4
Fidelity Advisor Overseas Fund Institutional Class	6.6	7.3
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.5	0.0
	16.6	14.7
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	1.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.5	8.0
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.7	1.8
Fidelity Advisor Total Bond Fund Institutional Class	0.7	2.0
Fidelity Series Investment Grade Bond Fund	7.3	5.9
	9.7	9.7
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	60.5%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.7%

Six months ago
Domestic Equity Funds	66.0%
Developed International Equity Funds	14.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	8.0%
Investment Grade Bond Funds	9.7%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund	3,242,705	$ 33,983,553
Domestic Equity Funds - 60.5%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,205,752	59,732,975
Fidelity Advisor Equity Income Fund Institutional Class	2,181,693	48,673,567
Fidelity Advisor Growth & Income Fund Institutional Class	5,627,524	89,533,903
Fidelity Advisor Large Cap Fund Institutional Class	4,979,675	85,849,600
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,155,906	27,499,008
Fidelity Series 100 Index Fund	6,748,544	55,945,426
Fidelity Series All-Sector Equity Fund	9,724,464	116,888,058
Fidelity Series Large Cap Value Fund	6,044,562	71,748,956
Fidelity Series Small Cap Opportunities Fund (a)	3,320,515	29,618,995
TOTAL DOMESTIC EQUITY FUNDS		585,490,488
TOTAL DOMESTIC EQUITY FUNDS (Cost $600,978,621)		619,474,041
International Equity Funds - 18.8%

Developed International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	4,214,019	63,800,252
Fidelity Advisor Overseas Fund Institutional Class	3,822,214	64,136,750
Fidelity Series International Growth Fund	1,509,475	15,004,183
Fidelity Series International Small Cap Fund	309,138	3,162,484
Fidelity Series International Value Fund	1,549,587	14,969,006
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		161,072,675

	Shares	Value
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	1,281,993	$ 21,486,205
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $196,093,127)		182,558,880
Bond Funds - 17.2%

High Yield Bond Funds - 7.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	8,071,351	72,480,730
Investment Grade Bond Funds - 9.7%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,937,962	16,763,374
Fidelity Advisor Total Bond Fund Institutional Class	646,234	6,869,467
Fidelity Series Investment Grade Bond Fund	6,179,024	70,688,033
TOTAL INVESTMENT GRADE BOND FUNDS		94,320,874
TOTAL BOND FUNDS (Cost $161,090,106)		166,801,604
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $958,161,854)		968,834,525
NET OTHER ASSETS - 0.0%		(247,046)
NET ASSETS - 100%		$ 968,587,479
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $37,616,185 all of which will expire on March 31, 2017.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $14,528,420 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $958,161,854) - See accompanying schedule		$ 968,834,525
Cash		10
Receivable for investments sold		875,924
Receivable for fund shares sold		1,238,438
Total assets		970,948,897

Liabilities
Payable for investments purchased	$ 169,895
Payable for fund shares redeemed	1,944,471
Distribution fees payable	247,052
Total liabilities		2,361,418

Net Assets		$ 968,587,479
Net Assets consist of:
Paid in capital		$ 1,012,106,109
Undistributed net investment income		873,654
Accumulated undistributed net realized gain (loss) on investments		(55,064,955)
Net unrealized appreciation (depreciation) on investments		10,672,671
Net Assets		$ 968,587,479

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($669,450,065 ÷ 62,880,935 shares)		$ 10.65

Maximum offering price per share (100/94.25 of $10.65)		$ 11.30
Class T: Net Asset Value and redemption price per share ($143,106,402 ÷ 13,501,626 shares)		$ 10.60

Maximum offering price per share (100/96.50 of $10.60)		$ 10.98
Class B: Net Asset Value and offering price per share ($27,408,282 ÷ 2,604,841 shares)A		$ 10.52

Class C: Net Asset Value and offering price per share ($30,994,102 ÷ 2,945,530 shares)A		$ 10.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($97,628,628 ÷ 9,131,880 shares)		$ 10.69

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 13,103,333

Expenses
Distribution fees	$ 2,347,634
Independent trustees' compensation	2,385
Total expenses before reductions	2,350,019
Expense reductions	(2,385)	2,347,634
Net investment income (loss)		10,755,699
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(17,050,095)
Capital gain distributions from underlying funds	11,901,834	(5,148,261)
Change in net unrealized appreciation (depreciation) on underlying funds		267,687,993
Net gain (loss)		262,539,732
Net increase (decrease) in net assets resulting from operations		$ 273,295,431

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,755,699	$ 9,984,797
Net realized gain (loss)	(5,148,261)	(40,983,238)
Change in net unrealized appreciation (depreciation)	267,687,993	(221,191,491)
Net increase (decrease) in net assets resulting from operations	273,295,431	(252,189,932)
Distributions to shareholders from net investment income	(10,794,748)	(9,759,661)
Distributions to shareholders from net realized gain	(6,934,476)	(19,339,084)
Total distributions	(17,729,224)	(29,098,745)
Share transactions - net increase (decrease)	237,182,238	235,607,700
Total increase (decrease) in net assets	492,748,445	(45,680,977)

Net Assets
Beginning of period	475,839,034	521,520,011
End of period (including undistributed net investment income of $873,654 and undistributed net investment income of $912,704, respectively)	$ 968,587,479	$ 475,839,034

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.18	$ 12.53	$ 13.44	$ 12.67	$ 11.06
Income from Investment Operations
Net investment income (loss) C	.14	.20	.20	.19	.14
Net realized and unrealized gain (loss)	3.55	(4.92)	(.60)	1.02	1.62
Total from investment operations	3.69	(4.72)	(.40)	1.21	1.76
Distributions from net investment income	(.14)	(.18)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.22)	(.63) G	(.51)	(.44) F	(.15)
Net asset value, end of period	$ 10.65	$ 7.18	$ 12.53	$ 13.44	$ 12.67
Total Return A,B	51.59%	(39.29)%	(3.34)%	9.74%	16.03%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.51%	2.04%	1.51%	1.48%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 669,450	$ 314,996	$ 336,805	$ 146,175	$ 49,877
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.44 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.287 per share.

G Total distributions of $.63 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.15	$ 12.47	$ 13.38	$ 12.62	$ 11.02
Income from Investment Operations
Net investment income (loss) C	.12	.17	.17	.16	.11
Net realized and unrealized gain (loss)	3.53	(4.89)	(.62)	1.01	1.63
Total from investment operations	3.65	(4.72)	(.45)	1.17	1.74
Distributions from net investment income	(.12)	(.16)	(.13)	(.13)	(.10)
Distributions from net realized gain	(.08)	(.45)	(.33)	(.28)	(.04)
Total distributions	(.20)	(.60) G	(.46)	(.41) F	(.14)
Net asset value, end of period	$ 10.60	$ 7.15	$ 12.47	$ 13.38	$ 12.62
Total Return A,B	51.17%	(39.42)%	(3.66)%	9.46%	15.84%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.26%	1.79%	1.26%	1.23%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 143,106	$ 81,463	$ 99,531	$ 84,368	$ 45,421
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.280 per share.

G Total distributions of $.60 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.445 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.10	$ 12.38	$ 13.29	$ 12.54	$ 10.98
Income from Investment Operations
Net investment income (loss) C	.07	.13	.10	.09	.05
Net realized and unrealized gain (loss)	3.50	(4.86)	(.61)	1.02	1.61
Total from investment operations	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	(.07)	(.10)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.15)	(.55) G	(.40)	(.36) F	(.10)
Net asset value, end of period	$ 10.52	$ 7.10	$ 12.38	$ 13.29	$ 12.54
Total Return A,B	50.43%	(39.76)%	(4.10) %	8.98%	15.17%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.76%	1.30%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,408	$ 17,892	$ 27,854	$ 23,065	$ 15,351
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.11	$ 12.39	$ 13.30	$ 12.55	$ 10.99
Income from Investment Operations
Net investment income (loss) C	.07	.12	.10	.09	.05
Net realized and unrealized gain (loss)	3.50	(4.85)	(.61)	1.02	1.61
Total from investment operations	3.57	(4.73)	(.51)	1.11	1.66
Distributions from net investment income	(.08)	(.11)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.08)	(.45)	(.32)	(.27)	(.04)
Total distributions	(.16)	(.55) G	(.40)	(.36) F	(.10)
Net asset value, end of period	$ 10.52	$ 7.11	$ 12.39	$ 13.30	$ 12.55
Total Return A,B	50.28%	(39.70)%	(4.10)%	8.99%	15.15%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.76%	1.29%	.76%	.73%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,994	$ 17,821	$ 23,168	$ 19,041	$ 12,023
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.36 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.270 per share.

G Total distributions of $.55 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.445 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.21	$ 12.57	$ 13.49	$ 12.71	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.17	.22	.24	.22	.17
Net realized and unrealized gain (loss)	3.55	(4.93)	(.62)	1.02	1.64
Total from investment operations	3.72	(4.71)	(.38)	1.24	1.81
Distributions from net investment income	(.16)	(.21)	(.20)	(.18)	(.13)
Distributions from net realized gain	(.08)	(.45)	(.34)	(.29)	(.04)
Total distributions	(.24)	(.65) G	(.54)	(.46) F	(.17)
Net asset value, end of period	$ 10.69	$ 7.21	$ 12.57	$ 13.49	$ 12.71
Total Return A	51.81%	(39.08)%	(3.19)%	9.98%	16.45%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.76%	2.29%	1.76%	1.72%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,629	$ 43,667	$ 34,162	$ 6,371	$ 2,207
Portfolio turnover rate	16%	21%	9%	5%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.287 per share.

G Total distributions of $.65 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.445 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	5.1	9.5
Fidelity Advisor Growth & Income Fund Institutional Class	9.4	10.7
Fidelity Advisor Large Cap Fund Institutional Class	9.0	9.9
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.0
Fidelity Series 100 Index Fund	5.9	5.1
Fidelity Series All-Sector Equity Fund	12.2	13.1
Fidelity Series Large Cap Value Fund	7.5	5.4
Fidelity Series Small Cap Opportunities Fund	3.1	3.4
	61.4	67.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.7	7.5
Fidelity Advisor Overseas Fund Institutional Class	6.7	7.5
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.6	0.0
	16.9	15.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.2	1.6
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	8.8	9.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	1.3	1.1
Fidelity Advisor Total Bond Fund Institutional Class	0.5	1.4
Fidelity Series Investment Grade Bond Fund	5.3	4.0
	7.1	6.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	61.4%
Developed International Equity Funds	16.9%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.1%

Six months ago
Domestic Equity Funds	67.0%
Developed International Equity Funds	15.0%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	6.5%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	54.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.0%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	4,037,091	$ 42,308,711
Domestic Equity Funds - 61.4%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	1,511,643	74,886,798
Fidelity Advisor Equity Income Fund Institutional Class	2,735,757	61,034,739
Fidelity Advisor Growth & Income Fund Institutional Class	7,054,813	112,242,074
Fidelity Advisor Large Cap Fund Institutional Class	6,241,103	107,596,608
Fidelity Advisor Small Cap Fund Institutional Class (a)	1,445,793	34,395,427
Fidelity Series 100 Index Fund	8,453,723	70,081,366
Fidelity Series All-Sector Equity Fund	12,185,283	146,467,096
Fidelity Series Large Cap Value Fund	7,574,559	89,910,015
Fidelity Series Small Cap Opportunities Fund (a)	4,163,201	37,135,755
TOTAL DOMESTIC EQUITY FUNDS		733,749,878
TOTAL DOMESTIC EQUITY FUNDS (Cost $783,746,027)		776,058,589
International Equity Funds - 19.1%

Developed International Equity Funds - 16.9%
Fidelity Advisor Diversified International Fund Institutional Class	5,291,515	80,113,542
Fidelity Advisor Overseas Fund Institutional Class	4,799,377	80,533,551
Fidelity Series International Growth Fund	1,885,160	18,738,493
Fidelity Series International Small Cap Fund	378,863	3,875,769
Fidelity Series International Value Fund	1,922,958	18,575,778
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		201,837,133

	Shares	Value
Emerging Markets Equity Funds - 2.2%
Fidelity Series Emerging Markets Fund	1,601,192	$ 26,835,973
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $257,010,582)		228,673,106
Bond Funds - 15.9%

High Yield Bond Funds - 8.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,732,780	105,360,367
Investment Grade Bond Funds - 7.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,749,701	15,134,914
Fidelity Advisor Total Bond Fund Institutional Class	580,548	6,171,223
Fidelity Series Investment Grade Bond Fund	5,573,349	63,759,111
TOTAL INVESTMENT GRADE BOND FUNDS		85,065,248
TOTAL BOND FUNDS (Cost $192,927,197)		190,425,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,233,683,806)		1,195,157,310
NET OTHER ASSETS - 0.0%		(343,773)
NET ASSETS - 100%		$ 1,194,813,537
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $36,100,262 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,233,683,806) - See accompanying schedule		$ 1,195,157,310
Cash		485
Receivable for investments sold		93,764
Receivable for fund shares sold		2,149,327
Total assets		1,197,400,886

Liabilities
Payable for investments purchased	$ 336,322
Payable for fund shares redeemed	1,907,255
Distribution fees payable	343,772
Total liabilities		2,587,349

Net Assets		$ 1,194,813,537
Net Assets consist of:
Paid in capital		$ 1,268,807,650
Undistributed net investment income		926,726
Accumulated undistributed net realized gain (loss) on investments		(36,394,343)
Net unrealized appreciation (depreciation) on investments		(38,526,496)
Net Assets		$ 1,194,813,537

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($670,672,892 ÷ 58,961,400 shares)		$ 11.37

Maximum offering price per share (100/94.25 of $11.37)		$ 12.06
Class T: Net Asset Value and redemption price per share ($300,593,735 ÷ 26,503,181 shares)		$ 11.34

Maximum offering price per share (100/96.50 of $11.34)		$ 11.75
Class B: Net Asset Value and offering price per share ($43,772,909 ÷ 3,888,187 shares)A		$ 11.26

Class C: Net Asset Value and offering price per share ($53,334,309 ÷ 4,742,687 shares)A		$ 11.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($126,439,692 ÷ 11,072,495 shares)		$ 11.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 17,084,060

Expenses
Distribution fees	$ 3,459,380
Independent trustees' compensation	3,130
Total expenses before reductions	3,462,510
Expense reductions	(3,130)	3,459,380
Net investment income (loss)		13,624,680
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	21,808,406
Capital gain distributions from underlying funds	14,874,095	36,682,501
Change in net unrealized appreciation (depreciation) on underlying funds		319,580,977
Net gain (loss)		356,263,478
Net increase (decrease) in net assets resulting from operations		$ 369,888,158

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,624,680	$ 13,972,825
Net realized gain (loss)	36,682,501	(61,624,191)
Change in net unrealized appreciation (depreciation)	319,580,977	(325,789,369)
Net increase (decrease) in net assets resulting from operations	369,888,158	(373,440,735)
Distributions to shareholders from net investment income	(13,844,304)	(13,667,108)
Distributions to shareholders from net realized gain	(8,692,491)	(34,379,125)
Total distributions	(22,536,795)	(48,046,233)
Share transactions - net increase (decrease)	202,733,553	247,327,890
Total increase (decrease) in net assets	550,084,916	(174,159,078)

Net Assets
Beginning of period	644,728,621	818,887,699
End of period (including undistributed net investment income of $926,726 and undistributed net investment income of $1,146,349, respectively)	$ 1,194,813,537	$ 644,728,621

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.59	$ 13.57	$ 14.69	$ 13.83	$ 12.03
Income from Investment Operations
Net investment income (loss)C	.15	.21	.22	.21	.15
Net realized and unrealized gain (loss)	3.87	(5.44)	(.74)	1.16	1.84
Total from investment operations	4.02	(5.23)	(.52)	1.37	1.99
Distributions from net investment income	(.15)	(.20)	(.20)	(.18)	(.12)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.24)	(.75) G	(.60)	(.51) F	(.19)
Net asset value, end of period	$ 11.37	$ 7.59	$ 13.57	$ 14.69	$ 13.83
Total Return A,B	53.15%	(40.42)%	(3.92)%	10.09%	16.65%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	1.52%	2.02%	1.47%	1.48%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 670,673	$ 342,357	$ 428,381	$ 263,733	$ 133,817
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.51 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.325 per share.

G Total distributions of $.75 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.57	$ 13.54	$ 14.64	$ 13.79	$ 12.00
Income from Investment Operations
Net investment income (loss) C	.13	.18	.18	.17	.12
Net realized and unrealized gain (loss)	3.86	(5.43)	(.72)	1.16	1.83
Total from investment operations	3.99	(5.25)	(.54)	1.33	1.95
Distributions from net investment income	(.13)	(.17)	(.16)	(.15)	(.10)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.06)
Total distributions	(.22)	(.72) G	(.56)	(.48) F	(.16)
Net asset value, end of period	$ 11.34	$ 7.57	$ 13.54	$ 14.64	$ 13.79
Total Return A,B	52.83%	(40.61)%	(4.05)%	9.81%	16.35%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.51%
Net investment income (loss)	1.27%	1.77%	1.22%	1.23%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,594	$ 181,917	$ 238,675	$ 221,815	$ 136,679
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.48 per share is comprised of distributions from net investment income of $.150 and distributions from net realized gain of $.325 per share.

G Total distributions of $.72 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.555 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.52	$ 13.42	$ 14.53	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) C	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	3.83	(5.37)	(.73)	1.14	1.83
Total from investment operations	3.91	(5.24)	(.62)	1.24	1.88
Distributions from net investment income	(.08)	(.11)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.17)	(.66) G	(.49)	(.41) F	(.12)
Net asset value, end of period	$ 11.26	$ 7.52	$ 13.42	$ 14.53	$ 13.70
Total Return A,B	52.08%	(40.85)%	(4.59)%	9.25%	15.81%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,773	$ 29,479	$ 50,827	$ 46,110	$ 32,658
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.66 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.550 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.51	$ 13.42	$ 14.52	$ 13.70	$ 11.94
Income from Investment Operations
Net investment income (loss) C	.08	.13	.11	.10	.05
Net realized and unrealized gain (loss)	3.83	(5.37)	(.72)	1.13	1.83
Total from investment operations	3.91	(5.24)	(.61)	1.23	1.88
Distributions from net investment income	(.08)	(.12)	(.10)	(.10)	(.06)
Distributions from net realized gain	(.09)	(.55)	(.39)	(.32)	(.06)
Total distributions	(.17)	(.67) G	(.49)	(.41) F	(.12)
Net asset value, end of period	$ 11.25	$ 7.51	$ 13.42	$ 14.52	$ 13.70
Total Return A,B	52.18%	(40.91)%	(4.54)%	9.17%	15.82%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.01%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income (loss)	.77%	1.28%	.72%	.73%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,334	$ 34,036	$ 54,549	$ 54,022	$ 38,947
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.41 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.315 per share.

G Total distributions of $.67 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.550 per share.

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.62	$ 13.62	$ 14.74	$ 13.87	$ 12.05
Income from Investment Operations
Net investment income (loss) B	.18	.23	.25	.24	.18
Net realized and unrealized gain (loss)	3.88	(5.45)	(.74)	1.17	1.85
Total from investment operations	4.06	(5.22)	(.49)	1.41	2.03
Distributions from net investment income	(.17)	(.22)	(.23)	(.21)	(.14)
Distributions from net realized gain	(.09)	(.56)	(.40)	(.33)	(.07)
Total distributions	(.26)	(.78) G	(.63)	(.54) F	(.21)
Net asset value, end of period	$ 11.42	$ 7.62	$ 13.62	$ 14.74	$ 13.87
Total Return A	53.53%	(40.24)%	(3.70)%	10.36%	16.99%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.77%	2.27%	1.72%	1.73%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,440	$ 56,940	$ 46,457	$ 19,197	$ 7,227
Portfolio turnover rate	18%	18%	9%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

F Total distributions of $.54 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.325 per share.

G Total distributions of $.78 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.555 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.7	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.3	6.9
Fidelity Advisor Equity Income Fund Institutional Class	5.1	9.0
Fidelity Advisor Growth & Income Fund Institutional Class	9.5	10.7
Fidelity Advisor Large Cap Fund Institutional Class	9.1	9.6
Fidelity Advisor Small Cap Fund Institutional Class	2.9	3.2
Fidelity Series 100 Index Fund	6.0	5.5
Fidelity Series All-Sector Equity Fund	12.4	13.6
Fidelity Series Large Cap Value Fund	7.7	6.0
Fidelity Series Small Cap Opportunities Fund	3.1	3.5
	62.1	68.0
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.8	7.4
Fidelity Advisor Overseas Fund Institutional Class	6.8	7.2
Fidelity Series International Growth Fund	1.6	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.6	0.0
	17.1	14.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.3	2.0
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.5
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.8	0.8
Fidelity Advisor Total Bond Fund Institutional Class	0.4	1.1
Fidelity Series Investment Grade Bond Fund	3.7	3.0
	4.9	4.9
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.7%
Domestic Equity Funds	62.1%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.3%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	4.9%

Six months ago
Domestic Equity Funds	68.0%
Developed International Equity Funds	14.6%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	10.5%
Investment Grade Bond Funds	4.9%

Expected
Commodity Funds	8.0%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.8%
	Shares	Value
Commodity Funds - 3.7%
Fidelity Series Commodity Strategy Fund	1,023,560	$ 10,726,912
Domestic Equity Funds - 62.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	373,331	18,494,795
Fidelity Advisor Equity Income Fund Institutional Class	667,126	14,883,582
Fidelity Advisor Growth & Income Fund Institutional Class	1,739,454	27,674,709
Fidelity Advisor Large Cap Fund Institutional Class	1,540,380	26,556,152
Fidelity Advisor Small Cap Fund Institutional Class (a)	357,611	8,507,562
Fidelity Series 100 Index Fund	2,094,015	17,359,384
Fidelity Series All-Sector Equity Fund	3,010,645	36,187,948
Fidelity Series Large Cap Value Fund	1,885,940	22,386,104
Fidelity Series Small Cap Opportunities Fund (a)	1,028,259	9,172,069
TOTAL DOMESTIC EQUITY FUNDS		181,222,305
TOTAL DOMESTIC EQUITY FUNDS (Cost $177,816,198)		191,949,217
International Equity Funds - 19.4%

Developed International Equity Funds - 17.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,301,279	19,701,360
Fidelity Advisor Overseas Fund Institutional Class	1,180,205	19,803,845
Fidelity Series International Growth Fund	478,034	4,751,656
Fidelity Series International Small Cap Fund	97,600	998,451
Fidelity Series International Value Fund	490,759	4,740,728
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		49,996,040

	Shares	Value
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	398,045	$ 6,671,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $57,269,152)		56,667,266
Bond Funds - 14.8%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	3,239,225	29,088,245
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	287,764	2,489,154
Fidelity Advisor Total Bond Fund Institutional Class	98,420	1,046,207
Fidelity Series Investment Grade Bond Fund	934,176	10,686,972
TOTAL INVESTMENT GRADE BOND FUNDS		14,222,333
TOTAL BOND FUNDS (Cost $39,744,996)		43,310,578
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $274,830,346)		291,927,061
NET OTHER ASSETS - 0.0%		(65,264)
NET ASSETS - 100%		$ 291,861,797
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $7,479,724 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $274,830,346) - See accompanying schedule		$ 291,927,061
Cash		54
Receivable for investments sold		130,329
Receivable for fund shares sold		479,582
Other affiliated receivables		3,552
Total assets		292,540,578

Liabilities
Payable for investments purchased	$ 24,227
Payable for fund shares redeemed	585,672
Distribution fees payable	68,882
Total liabilities		678,781

Net Assets		$ 291,861,797
Net Assets consist of:
Paid in capital		$ 285,974,582
Undistributed net investment income		269,780
Accumulated undistributed net realized gain (loss) on investments		(11,479,280)
Net unrealized appreciation (depreciation) on investments		17,096,715
Net Assets		$ 291,861,797

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,405,305 ÷ 23,290,604 shares)		$ 8.82

Maximum offering price per share (100/94.25 of $8.82)		$ 9.36
Class T: Net Asset Value and redemption price per share ($43,325,813 ÷ 4,928,835 shares)		$ 8.79

Maximum offering price per share (100/96.50 of $8.79)		$ 9.11
Class B: Net Asset Value and offering price per share ($4,089,301 ÷ 466,319 shares)A		$ 8.77

Class C: Net Asset Value and offering price per share ($6,199,307 ÷ 707,446 shares)A		$ 8.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,842,071 ÷ 3,711,578 shares)		$ 8.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010
Investment Income
Income distributions from underlying funds		$ 3,692,701

Expenses
Distribution fees	$ 601,899
Independent trustees' compensation	651
Total expenses before reductions	602,550
Expense reductions	(651)	601,899
Net investment income (loss)		3,090,802
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,092,719)
Capital gain distributions from underlying funds	3,511,927	(580,792)
Change in net unrealized appreciation (depreciation) on underlying funds		74,319,321
Net gain (loss)		73,738,529
Net increase (decrease) in net assets resulting from operations		$ 76,829,331

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,090,802	$ 2,112,292
Net realized gain (loss)	(580,792)	(8,238,179)
Change in net unrealized appreciation (depreciation)	74,319,321	(47,910,180)
Net increase (decrease) in net assets resulting from operations	76,829,331	(54,036,067)
Distributions to shareholders from net investment income	(3,060,635)	(2,013,822)
Distributions to shareholders from net realized gain	(2,023,492)	(2,435,534)
Total distributions	(5,084,127)	(4,449,356)
Share transactions - net increase (decrease)	102,731,596	90,758,359
Total increase (decrease) in net assets	174,476,800	32,272,936

Net Assets
Beginning of period	117,384,997	85,112,061
End of period (including undistributed net investment income of $269,780 and undistributed net investment income of $239,612, respectively)	$ 291,861,797	$ 117,384,997

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.86	$ 10.39	$ 11.05	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.16	.16	.12
Net realized and unrealized gain (loss)	3.02	(4.29)	(.57)	1.06
Total from investment operations	3.14	(4.13)	(.41)	1.18
Distributions from net investment income	(.11)	(.14)	(.11)	(.08)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.18)	(.40)	(.25) I	(.13)
Net asset value, end of period	$ 8.82	$ 5.86	$ 10.39	$ 11.05
Total Return B,C,D	53.81%	(40.93)%	(3.96)%	11.78%
Ratios to Average Net Assets F,H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.53%	2.12%	1.44%	1.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,405	$ 81,985	$ 61,721	$ 12,550
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.110 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.36	$ 11.03	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.14	.13	.09
Net realized and unrealized gain (loss)	3.02	(4.28)	(.57)	1.06
Total from investment operations	3.12	(4.14)	(.44)	1.15
Distributions from net investment income	(.10)	(.12)	(.09)	(.07)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.17)	(.38)	(.23) I	(.12)
Net asset value, end of period	$ 8.79	$ 5.84	$ 10.36	$ 11.03
Total Return B,C,D	53.52%	(41.08)%	(4.23)%	11.53%
Ratios to Average Net Assets F,H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.28%	1.87%	1.19%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,326	$ 18,065	$ 11,746	$ 3,339
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.090 and distributions from net realized gain of $.137 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.83	$ 10.33	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.08	.05
Net realized and unrealized gain (loss)	3.01	(4.27) J	(.57)	1.06
Total from investment operations	3.07	(4.16) J	(.49)	1.11
Distributions from net investment income	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.77	$ 5.83 J	$ 10.33	$ 11.01
Total Return B,C,D	52.74%	(41.39)% J	(4.65)%	11.09%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,089	$ 2,231	$ 2,476	$ 776
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (41.49%) to (41.39%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.82	$ 10.32	$ 11.01	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.11	.08	.05
Net realized and unrealized gain (loss)	3.01	(4.27) J	(.58)	1.06
Total from investment operations	3.07	(4.16) J	(.50)	1.11
Distributions from net investment income	(.06)	(.08)	(.06)	(.05)
Distributions from net realized gain	(.07)	(.26)	(.13)	(.05)
Total distributions	(.13)	(.34)	(.19) I	(.10)
Net asset value, end of period	$ 8.76	$ 5.82 J	$ 10.32	$ 11.01
Total Return B,C,D	52.90%	(41.39)% J	(4.74)%	11.08%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.78%	1.37%	.69%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,199	$ 3,027	$ 2,539	$ 770
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.130 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $.03 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (41.08%) to (41.39%).

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.87	$ 10.41	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.18	.19	.14
Net realized and unrealized gain (loss)	3.04	(4.30)	(.59)	1.06
Total from investment operations	3.18	(4.12)	(.40)	1.20
Distributions from net investment income	(.13)	(.16)	(.13)	(.08)
Distributions from net realized gain	(.07)	(.26)	(.14)	(.05)
Total distributions	(.20)	(.42)	(.26) I	(.13)
Net asset value, end of period	$ 8.85	$ 5.87	$ 10.41	$ 11.07
Total Return B,C	54.35%	(40.81)%	(3.82)%	12.02%
Ratios to Average Net Assets E,H
Expenses before reductions F	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.78%	2.37%	1.68%	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,842	$ 12,078	$ 6,631	$ 629
Portfolio turnover rate	14%	18%	22%	16% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.138 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.8	0.0
Domestic Equity Funds
Fidelity Advisor Equity Growth Fund Institutional Class	6.5	7.2
Fidelity Advisor Equity Income Fund Institutional Class	5.3	8.4
Fidelity Advisor Growth & Income Fund Institutional Class	9.8	10.9
Fidelity Advisor Large Cap Fund Institutional Class	9.4	10.0
Fidelity Advisor Small Cap Fund Institutional Class	3.0	3.2
Fidelity Series 100 Index Fund	6.2	5.4
Fidelity Series All-Sector Equity Fund	12.8	14.0
Fidelity Series Large Cap Value Fund	7.9	6.3
Fidelity Series Small Cap Opportunities Fund	3.2	3.8
	64.1	69.2
Developed International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.5	8.7
Fidelity Advisor Overseas Fund Institutional Class	7.6	8.5
Fidelity Series International Growth Fund	1.8	0.0
Fidelity Series International Small Cap Fund	0.4	0.0
Fidelity Series International Value Fund	1.8	0.0
	19.1	17.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.6	2.2
High Yield Bond Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	9.9	10.9
Investment Grade Bond Funds
Fidelity Advisor Strategic Real Return Fund Institutional Class	0.1	0.1
Fidelity Advisor Total Bond Fund Institutional Class	0.0*	0.1
Fidelity Series Investment Grade Bond Fund	0.4	0.3
	0.5	0.5
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	64.1%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.6%
High Yield Bond Funds	9.9%
Investment Grade Bond Funds	0.5%

Six months ago
Domestic Equity Funds	69.2%
Developed International Equity Funds	17.2%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	10.9%
Investment Grade Bond Funds	0.5%

Expected
Commodity Funds	8.4%
Domestic Equity Funds	57.6%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 67.9%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund	880,268	$ 9,225,206
Domestic Equity Funds - 64.1%
Fidelity Advisor Equity Growth Fund Institutional Class (a)	316,658	15,687,213
Fidelity Advisor Equity Income Fund Institutional Class	566,910	12,647,754
Fidelity Advisor Growth & Income Fund Institutional Class	1,476,393	23,489,409
Fidelity Advisor Large Cap Fund Institutional Class	1,304,742	22,493,754
Fidelity Advisor Small Cap Fund Institutional Class (a)	303,131	7,211,485
Fidelity Series 100 Index Fund	1,777,826	14,738,178
Fidelity Series All-Sector Equity Fund	2,551,518	30,669,243
Fidelity Series Large Cap Value Fund	1,596,686	18,952,668
Fidelity Series Small Cap Opportunities Fund (a)	872,347	7,781,332
TOTAL DOMESTIC EQUITY FUNDS		153,671,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $153,484,779)		162,896,242
International Equity Funds - 21.7%

Developed International Equity Funds - 19.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,195,950	18,106,688
Fidelity Advisor Overseas Fund Institutional Class	1,084,490	18,197,739
Fidelity Series International Growth Fund	437,303	4,346,795
Fidelity Series International Small Cap Fund	88,876	909,199
Fidelity Series International Value Fund	448,938	4,336,744
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		45,897,165

	Shares	Value
Emerging Markets Equity Funds - 2.6%
Fidelity Series Emerging Markets Fund	364,549	$ 6,109,847
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,026,819)		52,007,012
Bond Funds - 10.4%

High Yield Bond Funds - 9.9%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,658,789	23,875,925
Investment Grade Bond Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	24,513	212,036
Fidelity Advisor Total Bond Fund Institutional Class	7,433	79,018
Fidelity Series Investment Grade Bond Fund	75,439	863,027
TOTAL INVESTMENT GRADE BOND FUNDS		1,154,081
TOTAL BOND FUNDS (Cost $22,320,321)		25,030,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $229,831,919)		239,933,260
NET OTHER ASSETS - 0.0%		(60,274)
NET ASSETS - 100%		$ 239,872,986
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $7,387,590 all of which will expire on March 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $229,831,919) - See accompanying schedule		$ 239,933,260
Receivable for investments sold		30,627
Receivable for fund shares sold		1,521,907
Total assets		241,485,794

Liabilities
Payable for investments purchased	$ 1,209,692
Payable for fund shares redeemed	342,836
Distribution fees payable	60,280
Total liabilities		1,612,808

Net Assets		$ 239,872,986
Net Assets consist of:
Paid in capital		$ 240,191,001
Undistributed net investment income		151,377
Accumulated undistributed net realized gain (loss) on investments		(10,570,733)
Net unrealized appreciation (depreciation) on investments		10,101,341
Net Assets		$ 239,872,986
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($137,716,437 ÷ 15,895,884 shares)		$ 8.66

Maximum offering price per share (100/94.25 of $8.66)		$ 9.19
Class T: Net Asset Value and redemption price per share ($46,449,242 ÷ 5,375,539 shares)		$ 8.64

Maximum offering price per share (100/96.50 of $8.64)		$ 8.95
Class B: Net Asset Value and offering price per share ($5,847,405 ÷ 679,804 shares)A		$ 8.60

Class C: Net Asset Value and offering price per share ($9,645,586 ÷ 1,119,987 shares)A		$ 8.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($40,214,316 ÷ 4,624,382 shares)		$ 8.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 2,944,930

Expenses
Distribution fees	$ 553,961
Independent trustees' compensation	553
Total expenses before reductions	554,514
Expense reductions	(553)	553,961
Net investment income (loss)		2,390,969
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,719,640)
Capital gain distributions from underlying funds	2,953,675	234,035
Change in net unrealized appreciation (depreciation) on underlying funds		64,796,791
Net gain (loss)		65,030,826
Net increase (decrease) in net assets resulting from operations		$ 67,421,795

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Advisor Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,390,969	$ 1,838,987
Net realized gain (loss)	234,035	(8,423,554)
Change in net unrealized appreciation (depreciation)	64,796,791	(44,545,249)
Net increase (decrease) in net assets resulting from operations	67,421,795	(51,129,816)
Distributions to shareholders from net investment income	(2,382,215)	(1,739,953)
Distributions to shareholders from net realized gain	(1,702,157)	(2,746,301)
Total distributions	(4,084,372)	(4,486,254)
Share transactions - net increase(decrease)	74,234,725	71,843,683
Total increase (decrease) in net assets	137,572,148	16,227,613

Net Assets
Beginning of period	102,300,838	86,073,225
End of period (including undistributed net investment income of $151,377 and undistributed net investment income of $142,623, respectively)	$ 239,872,986	$ 102,300,838

Financial Highlights - Class A

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.67	$ 10.32	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.16	.16	.13
Net realized and unrealized gain (loss)	3.05	(4.39) J	(.60)	1.06
Total from investment operations	3.16	(4.23) J	(.44)	1.19
Distributions from net investment income	(.10)	(.13)	(.11)	(.09)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.17)	(.42) I	(.28)	(.15)
Net asset value, end of period	$ 8.66	$ 5.67 J	$ 10.32	$ 11.04
Total Return B, C, D	55.94%	(42.30)% J	(4.27)%	11.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25%	.25% A
Net investment income (loss)	1.43%	2.04%	1.39%	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,716	$ 57,591	$ 55,250	$ 12,907
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.295 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (42.40%) to (42.30%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.66	$ 10.30	$ 11.02	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.14	.13	.11
Net realized and unrealized gain (loss)	3.05	(4.37)	(.59)	1.05
Total from investment operations	3.14	(4.23)	(.46)	1.16
Distributions from net investment income	(.09)	(.11)	(.09)	(.08)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.16)	(.41) I	(.26)	(.14)
Net asset value, end of period	$ 8.64	$ 5.66	$ 10.30	$ 11.02
Total Return B, C, D	55.57%	(42.41)%	(4.45)%	11.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50%	.50% A
Net investment income (loss)	1.18%	1.79%	1.14%	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,449	$ 21,186	$ 15,147	$ 3,520
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.41 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.295 per share.

Financial Highlights - Class B

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.64	$ 10.26	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.07	.06
Net realized and unrealized gain (loss)	3.03	(4.35) J	(.59)	1.07
Total from investment operations	3.08	(4.25) J	(.52)	1.13
Distributions from net investment income	(.05)	(.08)	(.06)	(.07)
Distributions from net realized gain	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.37) I	(.22)	(.13)
Net asset value, end of period	$ 8.60	$ 5.64 J	$ 10.26	$ 11.00
Total Return B, C, D	54.72%	(42.71)% J	(4.93)%	11.31%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,847	$ 3,078	$ 3,414	$ 1,177
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.290 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an increase to the net asset value of $0.01 per share with corresponding increases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return increased from (42.81%) to (42.71%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.63	$ 10.25	$ 11.00	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.07	.06
Net realized and unrealized gain (loss)	3.05	(4.35) J	(.59)	1.06
Total from investment operations	3.10	(4.25) J	(.52)	1.12
Distributions from net investment income	(.05)	(.08)	(.07)	(.06)
Distributions from net realized gain	(.07)	(.29)	(.16)	(.06)
Total distributions	(.12)	(.37) I	(.23)	(.12)
Net asset value, end of period	$ 8.61	$ 5.63 J	$ 10.25	$ 11.00
Total Return B, C, D	55.15%	(42.74)% J	(4.99)%	11.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00% A
Net investment income (loss)	.68%	1.29%	.64%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,646	$ 5,436	$ 5,380	$ 1,507
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.290 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $0.06 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (42.13%) to (42.74%).

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 5.68	$ 10.35	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.17	.18	.15
Net realized and unrealized gain (loss)	3.08	(4.40) J	(.59)	1.06
Total from investment operations	3.21	(4.23) J	(.41)	1.21
Distributions from net investment income	(.12)	(.15)	(.13)	(.09)
Distributions from net realized gain	(.07)	(.30)	(.17)	(.06)
Total distributions	(.19)	(.44) I	(.30)	(.15)
Net asset value, end of period	$ 8.70	$ 5.68 J	$ 10.35	$ 11.06
Total Return B, C	56.66%	(42.22)% J	(4.02)%	12.16%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.68%	2.29%	1.64%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,214	$ 15,010	$ 6,882	$ 982
Portfolio turnover rate	15%	16%	25%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period June 1, 2006 (commencement of operations) to March 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.44 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.295 per share.

J Certain amounts for the year ended March 31, 2009 have been restated to correct amounts that were previously reported. This resulted in an decrease to the net asset value of $0.02 per share with corresponding decreases to net realized and unrealized gain (loss) and total from investment operations per share amounts. The total return decreased from (42.01%) to (42.22%).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

Each Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 229,893,265	$ 8,786,672	$ (5,727,931)	$ 3,058,741
Advisor Freedom 2005	212,046,559	9,450,217	(11,711,267)	(2,261,050)
Advisor Freedom 2010	827,247,999	43,479,197	(43,181,375)	297,822
Advisor Freedom 2015	1,297,588,083	70,141,125	(73,752,943)	(3,611,818)
Advisor Freedom 2020	2,093,741,207	136,867,313	(123,870,724)	12,996,589
Advisor Freedom 2025	1,452,595,697	110,095,766	(100,105,295)	9,990,471
Advisor Freedom 2030	1,698,833,675	129,289,114	(121,299,878)	7,989,236
Advisor Freedom 2035	964,627,880	80,474,746	(76,268,101)	4,206,645
Advisor Freedom 2040	1,238,438,546	66,528,589	(109,809,825)	(43,281,236)
Advisor Freedom 2045	277,414,362	32,378,584	(17,865,885)	14,512,699
Advisor Freedom 2050	231,692,628	26,175,004	(17,934,372)	8,240,632

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$ 572,465	$ (2,021,981)	$ 3,058,741
Advisor Freedom 2005	926,903	(5,987,852)	(2,261,050)
Advisor Freedom 2010	3,663,029	(34,281,646)	297,822
Advisor Freedom 2015	5,842,978	(35,532,008)	(3,611,818)
Advisor Freedom 2020	9,933,861	(83,490,631)	12,996,589
Advisor Freedom 2025	6,782,821	(53,781,443)	9,990,471
Advisor Freedom 2030	7,859,154	(75,012,132)	7,989,236
Advisor Freedom 2035	4,419,329	(37,616,185)	4,206,645
Advisor Freedom 2040	5,387,380	(36,100,262)	(43,281,236)
Advisor Freedom 2045	1,330,689	(7,479,724)	14,512,699
Advisor Freedom 2050	1,044,143	(7,387,590)	8,240,632

The tax character of distributions paid was as follows:

March 31, 2010
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,386,214	$ -	$ 5,386,214
Advisor Freedom 2005	4,599,553	-	4,599,553
Advisor Freedom 2010	21,195,098	-	21,195,098
Advisor Freedom 2015	30,068,389	-	30,068,389
Advisor Freedom 2020	46,813,378	-	46,813,378
Advisor Freedom 2025	30,807,178	-	30,807,178
Advisor Freedom 2030	32,895,819	-	32,895,819
Advisor Freedom 2035	17,729,224	-	17,729,224
Advisor Freedom 2040	22,536,795	-	22,536,795
Advisor Freedom 2045	5,084,127	-	5,084,127
Advisor Freedom 2050	4,084,372	-	4,084,372
March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom Income	$ 5,856,514	$ 1,005,271	$ 6,861,785
Advisor Freedom 2005	4,591,097	2,332,348	6,923,445
Advisor Freedom 2010	22,631,084	15,734,148	38,365,232
Advisor Freedom 2015	27,190,807	21,998,591	49,189,398
Advisor Freedom 2020	39,768,154	48,584,416	88,352,570

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Advisor Freedom 2025	$ 23,198,269	$ 26,449,952	$ 49,648,221
Advisor Freedom 2030	22,969,281	41,568,001	64,537,282
Advisor Freedom 2035	10,628,393	18,470,352	29,098,745
Advisor Freedom 2040	14,702,047	33,344,186	48,046,233
Advisor Freedom 2045	2,170,604	2,278,752	4,449,356
Advisor Freedom 2050	1,780,026	2,706,228	4,486,254

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Advisor Freedom Income	102,325,147	61,395,658
Advisor Freedom 2005	106,915,265	58,434,887
Advisor Freedom 2010	341,964,143	314,718,078
Advisor Freedom 2015	533,200,094	314,821,134
Advisor Freedom 2020	782,254,071	446,516,813
Advisor Freedom 2025	542,574,873	222,849,615
Advisor Freedom 2030	597,161,063	268,926,770
Advisor Freedom 2035	361,803,646	119,567,643
Advisor Freedom 2040	376,509,144	167,658,019
Advisor Freedom 2045	133,266,207	28,977,725
Advisor Freedom 2050	101,117,541	25,588,000

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 302,442	$ 34,180
Class T	.25%	.25%	245,357	728
Class B	.75%	.25%	48,179	36,168
Class C	.75%	.25%	131,039	23,954
			$ 727,017	$ 95,030

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2005	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 309,852	$ 79,090
Class T	.25%	.25%	96,720	1,458
Class B	.75%	.25%	30,183	22,645
Class C	.75%	.25%	83,268	7,693
			$ 520,023	$ 110,886
Advisor Freedom 2010
Class A	0%	.25%	$ 1,081,091	$ 213,976
Class T	.25%	.25%	967,461	1,839
Class B	.75%	.25%	225,084	169,048
Class C	.75%	.25%	450,385	43,746
			$ 2,724,021	$ 428,609
Advisor Freedom 2015
Class A	0%	.25%	$ 1,669,492	$ 304,897
Class T	.25%	.25%	1,028,991	704
Class B	.75%	.25%	334,070	250,703
Class C	.75%	.25%	587,044	66,784
			$ 3,619,597	$ 623,088
Advisor Freedom 2020
Class A	0%	.25%	$ 2,474,661	$ 441,049
Class T	.25%	.25%	2,234,155	2,469
Class B	.75%	.25%	659,073	494,602
Class C	.75%	.25%	826,641	101,033
			$ 6,194,530	$ 1,039,153
Advisor Freedom 2025
Class A	0%	.25%	$ 1,938,804	$ 393,810
Class T	.25%	.25%	979,636	1,640
Class B	.75%	.25%	352,109	264,258
Class C	.75%	.25%	436,838	61,425
			$ 3,707,387	$ 721,133
Advisor Freedom 2030
Class A	0%	.25%	$ 2,000,372	$ 341,826
Class T	.25%	.25%	1,653,646	910
Class B	.75%	.25%	462,700	347,322
Class C	.75%	.25%	557,846	77,610
			$ 4,674,564	$ 767,668
Advisor Freedom 2035
Class A	0%	.25%	$ 1,261,837	$ 251,318
Class T	.25%	.25%	592,347	519
Class B	.75%	.25%	240,137	180,267
Class C	.75%	.25%	253,313	44,216
			$ 2,347,634	$ 476,320
Advisor Freedom 2040
Class A	0%	.25%	$ 1,322,150	$ 170,364
Class T	.25%	.25%	1,289,535	1,673
Class B	.75%	.25%	386,610	290,229
Class C	.75%	.25%	461,085	64,386
			$ 3,459,380	$ 526,652

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2045	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 363,766	$ 77,891
Class T	.25%	.25%	159,077	233
Class B	.75%	.25%	32,859	24,673
Class C	.75%	.25%	46,197	10,313
			$ 601,899	$ 113,110
Advisor Freedom 2050
Class A	0%	.25%	$ 250,102	$ 29,017
Class T	.25%	.25%	176,847	434
Class B	.75%	.25%	46,715	35,085
Class C	.75%	.25%	80,297	22,201
			$ 553,961	$ 86,737

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 14,401
Class T	2,713
Class B*	14,877
Class C*	1,239
$ 33,230
Advisor Freedom 2005
Class A	$ 7,025
Class T	816
Class B*	6,695
Class C*	479
$ 15,015
Advisor Freedom 2010
Class A	$ 25,027
Class T	10,055
Class B*	58,598
Class C*	2,557
$ 96,237
Advisor Freedom 2015
Class A	$ 62,818
Class T	15,477
Class B*	85,561
Class C*	6,149
$ 170,005
Advisor Freedom 2020
Class A	$ 106,044
Class T	27,519
Class B*	147,032
Class C*	8,955
$ 289,550

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2025	Retained by FDC
Class A	$ 76,777
Class T	22,470
Class B*	103,490
Class C*	5,298
$ 208,035
Advisor Freedom 2030
Class A	$ 88,664
Class T	23,626
Class B*	110,514
Class C*	6,832
$ 229,636
Advisor Freedom 2035
Class A	$ 66,017
Class T	17,054
Class B*	54,786
Class C*	3,553
$ 141,410
Advisor Freedom 2040
Class A	$ 83,138
Class T	23,635
Class B*	87,431
Class C*	6,126
$ 200,330
Advisor Freedom 2045
Class A	$ 20,485
Class T	5,045
Class B*	12,765
Class C*	1,041
$ 39,336
Advisor Freedom 2050
Class A	$ 22,931
Class T	7,100
Class B*	11,998
Class C*	2,367
$ 44,396

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.25%	$ 401
Class T	.50%	162
Class B	1.00%	16
Class C	1.00%	43
Institutional Class	.00%	43

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2005
Class A	.25%	$ 404
Class T	.50%	63
Class B	1.00%	10
Class C	1.00%	27
Institutional Class	.00%	47
Advisor Freedom 2010
Class A	.25%	1,443
Class T	.50%	645
Class B	1.00%	75
Class C	1.00%	150
Institutional Class	.00%	204
Advisor Freedom 2015
Class A	.25%	2,190
Class T	.50%	674
Class B	1.00%	109
Class C	1.00%	192
Institutional Class	.00%	362
Advisor Freedom 2020
Class A	.25%	3,240
Class T	.50%	1,462
Class B	1.00%	216
Class C	1.00%	270
Institutional Class	.00%	534
Advisor Freedom 2025
Class A	.25%	2,510
Class T	.50%	634
Class B	1.00%	114
Class C	1.00%	141
Institutional Class	.00%	346
Advisor Freedom 2030
Class A	.25%	2,596
Class T	.50%	1,073
Class B	1.00%	149
Class C	1.00%	181
Institutional Class	.00%	424
Advisor Freedom 2035
Class A	.25%	1,621
Class T	.50%	380
Class B	1.00%	77
Class C	1.00%	81
Institutional Class	.00%	226
Advisor Freedom 2040
Class A	.25%	1,716
Class T	.50%	837
Class B	1.00%	126
Class C	1.00%	150
Institutional Class	.00%	301

Annual Report

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2045
Class A	.25%	$ 456
Class T	.50%	100
Class B	1.00%	10
Class C	1.00%	15
Institutional Class	.00%	70
Advisor Freedom 2050
Class A	.25%	316
Class T	.50%	112
Class B	1.00%	15
Class C	1.00%	25
Institutional Class	.00%	85

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2010	2009
Advisor Freedom Income
From net investment income
Class A	$ 2,649,510	$ 2,990,969
Class T	962,627	1,242,739
Class B	69,674	118,298
Class C	185,548	295,522
Institutional Class	317,793	304,252
Total	$ 4,185,152	$ 4,951,780
From net realized gain
Class A	$ 732,418	$ 1,103,465
Class T	282,856	501,951
Class B	27,780	58,786
Class C	75,264	143,588
Institutional Class	82,744	102,215
Total	$ 1,201,062	$ 1,910,005
Advisor Freedom 2005
From net investment income
Class A	$ 2,464,352	$ 2,875,262
Class T	327,239	435,635
Class B	32,599	67,624
Class C	95,996	160,605
Institutional Class	330,921	324,455
Total	$ 3,251,107	$ 3,863,581
From net realized gain
Class A	$ 994,230	$ 2,130,306
Class T	147,352	423,340
Class B	21,486	84,230
Class C	61,066	214,103
Institutional Class	124,312	207,885
Total	$ 1,348,446	$ 3,059,864

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2010
From net investment income
Class A	$ 9,091,104	$ 10,947,222
Class T	3,497,344	5,111,081
Class B	293,043	504,030
Class C	620,780	905,547
Institutional Class	1,468,089	1,477,806
Total	$ 14,970,360	$ 18,945,686
From net realized gain
Class A	$ 3,593,351	$ 10,198,551
Class T	1,546,799	5,679,097
Class B	178,771	862,119
Class C	368,444	1,488,953
Institutional Class	537,373	1,190,826
Total	$ 6,224,738	$ 19,419,546
Advisor Freedom 2015
From net investment income
Class A	$ 13,679,424	$ 14,240,612
Class T	3,527,564	4,518,598
Class B	416,674	620,340
Class C	743,299	1,044,267
Institutional Class	2,473,155	2,519,733
Total	$ 20,840,116	$ 22,943,550
From net realized gain
Class A	$ 5,842,830	$ 15,189,802
Class T	1,678,828	5,848,859
Class B	274,462	1,211,160
Class C	483,221	1,851,735
Institutional Class	948,932	2,144,292
Total	$ 9,228,273	$ 26,245,848
Advisor Freedom 2020
From net investment income
Class A	$ 18,974,843	$ 19,215,664
Class T	7,050,784	9,183,010
Class B	736,617	1,086,901
Class C	991,170	1,261,267
Institutional Class	3,574,261	3,144,021
Total	$ 31,327,675	$ 33,890,863
From net realized gain
Class A	$ 8,917,115	$ 28,711,282
Class T	3,758,542	15,997,485
Class B	555,113	3,039,923
Class C	727,102	3,299,753
Institutional Class	1,527,831	3,413,264
Total	$ 15,485,703	$ 54,461,707
Advisor Freedom 2025
From net investment income
Class A	$ 14,118,695	$ 13,299,070
Class T	2,959,037	3,310,848
Class B	362,584	505,085
Class C	486,550	558,066
Institutional Class	2,155,759	1,956,756
Total	$ 20,082,625	$ 19,629,825

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2025
From net realized gain
Class A	$ 7,285,104	$ 19,217,652
Class T	1,738,010	5,918,387
Class B	307,778	1,447,951
Class C	396,872	1,386,204
Institutional Class	996,789	2,048,202
Total	$ 10,724,553	$ 30,018,396
Advisor Freedom 2030
From net investment income
Class A	$ 12,452,357	$ 12,523,897
Class T	4,250,834	5,041,844
Class B	365,617	523,790
Class C	474,232	595,367
Institutional Class	2,328,021	2,087,935
Total	$ 19,871,061	$ 20,772,833
From net realized gain
Class A	$ 7,715,428	$ 24,763,231
Class T	3,092,971	11,555,431
Class B	420,885	2,319,770
Class C	529,883	2,296,059
Institutional Class	1,265,591	2,829,958
Total	$ 13,024,758	$ 43,764,449
Advisor Freedom 2035
From net investment income
Class A	$ 7,722,463	$ 6,685,226
Class T	1,461,433	1,578,824
Class B	182,301	253,655
Class C	206,849	241,140
Institutional Class	1,221,702	1,000,816
Total	$ 10,794,748	$ 9,759,661
From net realized gain
Class A	$ 4,762,560	$ 12,449,964
Class T	1,063,886	3,685,700
Class B	213,235	1,024,129
Class C	229,952	863,970
Institutional Class	664,843	1,315,321
Total	$ 6,934,476	$ 19,339,084
Advisor Freedom 2040
From net investment income
Class A	$ 8,229,546	$ 7,793,389
Class T	3,279,826	3,588,898
Class B	308,904	436,286
Class C	383,546	515,663
Institutional Class	1,642,482	1,332,872
Total	$ 13,844,304	$ 13,667,108
From net realized gain
Class A	$ 4,852,217	$ 18,027,783
Class T	2,246,554	9,963,489
Class B	335,168	2,093,643
Class C	406,856	2,284,827
Institutional Class	851,696	2,009,383
Total	$ 8,692,491	$ 34,379,125

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2010	2009
Advisor Freedom 2045
From net investment income
Class A	$ 2,212,999	$ 1,453,387
Class T	408,091	279,952
Class B	25,209	27,920
Class C	39,467	33,745
Institutional Class	374,869	218,818
Total	$ 3,060,635	$ 2,013,822
From net realized gain
Class A	$ 1,430,150	$ 1,746,634
Class T	305,415	344,367
Class B	29,833	73,453
Class C	44,309	73,894
Institutional Class	213,785	197,186
Total	$ 2,023,492	$ 2,435,534
Advisor Freedom 2050
From net investment income
Class A	$ 1,439,113	$ 1,030,278
Class T	429,631	319,811
Class B	33,433	38,529
Class C	56,059	62,649
Institutional Class	423,979	288,686
Total	$ 2,382,215	$ 1,739,953
From net realized gain
Class A	$ 987,306	$ 1,711,927
Class T	342,451	515,363
Class B	43,522	110,348
Class C	74,386	167,930
Institutional Class	254,492	240,733
Total	$ 1,702,157	$ 2,746,301

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom Income
Class A
Shares sold	5,939,919	6,982,465	$ 58,801,119	$ 67,700,366
Reinvestment of distributions	337,348	424,486	3,334,001	4,014,480
Shares redeemed	(3,231,976)	(5,026,311)	(32,123,087)	(47,294,795)
Net increase (decrease)	3,045,291	2,380,640	$ 30,012,033	$ 24,420,051
Class T
Shares sold	2,030,571	2,860,068	$ 19,971,346	$ 27,200,706
Reinvestment of distributions	121,701	178,640	1,199,887	1,693,207
Shares redeemed	(2,006,879)	(2,445,970)	(19,795,299)	(23,290,929)
Net increase (decrease)	145,393	592,738	$ 1,375,934	$ 5,602,984
Class B
Shares sold	162,405	157,222	$ 1,613,389	$ 1,476,911
Reinvestment of distributions	9,197	17,174	90,890	162,898
Shares redeemed	(147,684)	(214,129)	(1,450,520)	(1,990,988)
Net increase (decrease)	23,918	(39,733)	$ 253,759	$ (351,179)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom Income
Class C
Shares sold	396,874	508,802	$ 3,943,497	$ 4,852,317
Reinvestment of distributions	22,975	39,179	227,312	372,190
Shares redeemed	(300,368)	(655,537)	(2,962,489)	(6,321,803)
Net increase (decrease)	119,481	(107,556)	$ 1,208,320	$ (1,097,296)
Institutional Class
Shares sold	1,124,925	766,168	$ 11,177,705	$ 7,275,963
Reinvestment of distributions	40,001	42,274	396,841	402,268
Shares redeemed	(381,938)	(712,207)	(3,796,827)	(6,686,370)
Net increase (decrease)	782,988	96,235	$ 7,777,719	$ 991,861
Advisor Freedom 2005
Class A
Shares sold	7,317,164	7,824,991	$ 72,565,372	$ 76,183,885
Reinvestment of distributions	339,976	527,603	3,435,631	4,959,217
Shares redeemed	(3,890,338)	(6,052,431)	(38,525,238)	(57,057,843)
Net increase (decrease)	3,766,802	2,300,163	$ 37,475,765	$ 24,085,259
Class T
Shares sold	1,132,309	1,107,674	$ 11,030,532	$ 10,689,045
Reinvestment of distributions	45,061	83,844	455,100	807,051
Shares redeemed	(773,364)	(1,238,205)	(7,549,693)	(11,959,868)
Net increase (decrease)	404,006	(46,687)	$ 3,935,939	$ (463,772)
Class B
Shares sold	54,150	93,691	$ 533,127	$ 943,061
Reinvestment of distributions	4,964	14,275	50,271	138,494
Shares redeemed	(109,244)	(157,750)	(1,080,645)	(1,505,391)
Net increase (decrease)	(50,130)	(49,784)	$ (497,247)	$ (423,836)
Class C
Shares sold	305,167	332,577	$ 3,018,553	$ 3,214,674
Reinvestment of distributions	14,510	34,394	146,747	335,809
Shares redeemed	(267,085)	(504,271)	(2,621,078)	(4,858,459)
Net increase (decrease)	52,592	(137,300)	$ 544,222	$ (1,307,976)
Institutional Class
Shares sold	937,114	679,881	$ 9,468,701	$ 6,849,983
Reinvestment of distributions	44,760	56,512	455,233	527,550
Shares redeemed	(359,918)	(434,113)	(3,572,136)	(4,200,339)
Net increase (decrease)	621,956	302,280	$ 6,351,798	$ 3,177,194
Advisor Freedom 2010
Class A
Shares sold	18,880,491	27,644,971	$ 190,682,441	$ 279,300,486
Reinvestment of distributions	1,212,193	2,137,557	12,543,848	20,813,308
Shares redeemed	(17,530,431)	(20,377,432)	(178,487,457)	(193,937,215)
Net increase (decrease)	2,562,253	9,405,096	$ 24,738,832	$ 106,176,579
Class T
Shares sold	5,949,706	10,512,535	$ 58,943,534	$ 100,864,998
Reinvestment of distributions	481,295	1,078,073	4,961,234	10,623,798
Shares redeemed	(7,663,328)	(9,978,388)	(76,116,113)	(95,483,371)
Net increase (decrease)	(1,232,327)	1,612,220	$ (12,211,345)	$ 16,005,425
Class B
Shares sold	182,133	360,739	$ 1,835,344	$ 3,611,530
Reinvestment of distributions	42,625	121,076	441,800	1,229,138
Shares redeemed	(595,063)	(951,618)	(5,991,071)	(8,905,172)
Net increase (decrease)	(370,305)	(469,803)	$ (3,713,927)	$ (4,064,504)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2010
Class C
Shares sold	952,028	1,451,192	$ 9,446,683	$ 14,356,301
Reinvestment of distributions	86,895	207,922	896,335	2,096,514
Shares redeemed	(1,279,015)	(2,043,613)	(12,836,486)	(19,263,851)
Net increase (decrease)	(240,092)	(384,499)	$ (2,493,468)	$ (2,811,036)
Institutional Class
Shares sold	3,337,499	3,808,131	$ 33,780,398	$ 39,641,688
Reinvestment of distributions	192,208	267,634	1,998,866	2,583,482
Shares redeemed	(1,682,623)	(2,374,575)	(17,082,328)	(22,636,136)
Net increase (decrease)	1,847,084	1,701,190	$ 18,696,936	$ 19,589,034
Advisor Freedom 2015
Class A
Shares sold	32,164,983	33,660,949	$ 323,357,211	$ 332,436,308
Reinvestment of distributions	1,876,238	2,969,139	19,317,105	29,046,026
Shares redeemed	(16,585,226)	(21,015,336)	(165,743,140)	(201,059,105)
Net increase (decrease)	17,455,995	15,614,752	$ 176,931,176	$ 160,423,229
Class T
Shares sold	6,975,850	9,552,536	$ 68,177,681	$ 93,377,388
Reinvestment of distributions	490,769	1,015,718	5,039,209	10,080,764
Shares redeemed	(6,790,785)	(7,598,715)	(67,432,006)	(71,596,533)
Net increase (decrease)	675,834	2,969,539	$ 5,784,884	$ 31,861,619
Class B
Shares sold	449,760	681,198	$ 4,433,310	$ 6,933,950
Reinvestment of distributions	64,006	168,864	659,460	1,718,215
Shares redeemed	(633,005)	(1,095,174)	(6,220,872)	(10,356,068)
Net increase (decrease)	(119,239)	(245,112)	$ (1,128,102)	$ (1,703,903)
Class C
Shares sold	1,453,766	1,862,954	$ 14,350,142	$ 18,285,509
Reinvestment of distributions	110,378	257,190	1,134,531	2,586,187
Shares redeemed	(1,395,406)	(1,826,626)	(13,893,073)	(17,084,660)
Net increase (decrease)	168,738	293,518	$ 1,591,600	$ 3,787,036
Institutional Class
Shares sold	5,176,355	6,396,847	$ 52,604,404	$ 66,855,852
Reinvestment of distributions	329,755	480,395	3,408,927	4,619,510
Shares redeemed	(2,498,861)	(3,018,599)	(25,183,981)	(28,959,207)
Net increase (decrease)	3,007,249	3,858,643	$ 30,829,350	$ 42,516,155
Advisor Freedom 2020
Class A
Shares sold	45,183,836	42,768,917	$ 463,202,937	$ 438,011,578
Reinvestment of distributions	2,595,974	4,520,276	27,655,510	47,381,140
Shares redeemed	(22,376,535)	(26,063,863)	(229,963,322)	(259,723,487)
Net increase (decrease)	25,403,275	21,225,330	$ 260,895,125	$ 225,669,231
Class T
Shares sold	13,389,476	18,886,061	$ 134,409,911	$ 186,399,308
Reinvestment of distributions	1,003,112	2,337,116	10,676,415	24,805,802
Shares redeemed	(14,031,668)	(14,070,253)	(143,283,312)	(140,504,124)
Net increase (decrease)	360,920	7,152,924	$ 1,803,014	$ 70,700,986
Class B
Shares sold	786,273	1,103,375	$ 7,911,628	$ 11,809,274
Reinvestment of distributions	116,218	360,923	1,242,364	3,962,480
Shares redeemed	(1,125,596)	(1,839,222)	(11,397,490)	(18,050,005)
Net increase (decrease)	(223,105)	(374,924)	$ (2,243,498)	$ (2,278,251)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2020
Class C
Shares sold	2,227,854	2,884,143	$ 22,595,108	$ 29,790,918
Reinvestment of distributions	147,034	361,443	1,569,561	3,933,566
Shares redeemed	(1,920,594)	(2,865,470)	(19,584,995)	(27,955,288)
Net increase (decrease)	454,294	380,116	$ 4,579,674	$ 5,769,196
Institutional Class
Shares sold	8,404,614	8,703,199	$ 87,788,002	$ 92,686,776
Reinvestment of distributions	474,048	630,394	5,075,149	6,383,899
Shares redeemed	(3,015,266)	(2,981,000)	(31,218,230)	(29,805,650)
Net increase (decrease)	5,863,396	6,352,593	$ 61,644,921	$ 69,265,025
Advisor Freedom 2025
Class A
Shares sold	40,250,497	36,598,209	$ 395,216,135	$ 351,257,221
Reinvestment of distributions	2,082,741	3,228,324	21,253,319	32,255,912
Shares redeemed	(17,708,216)	(17,140,862)	(173,855,795)	(160,248,668)
Net increase (decrease)	24,625,022	22,685,671	$ 242,613,659	$ 223,264,465
Class T
Shares sold	8,314,781	9,116,017	$ 80,263,098	$ 86,676,520
Reinvestment of distributions	448,807	882,777	4,590,362	9,017,264
Shares redeemed	(5,953,703)	(5,644,264)	(58,549,334)	(53,391,522)
Net increase (decrease)	2,809,885	4,354,530	$ 26,304,126	$ 42,302,262
Class B
Shares sold	580,667	743,353	$ 5,471,445	$ 7,578,046
Reinvestment of distributions	63,222	179,009	646,389	1,884,532
Shares redeemed	(658,819)	(812,754)	(6,344,074)	(7,458,928)
Net increase (decrease)	(14,930)	109,608	$ (226,240)	$ 2,003,650
Class C
Shares sold	1,510,376	1,719,703	$ 14,596,541	$ 16,055,880
Reinvestment of distributions	82,292	173,569	840,011	1,792,762
Shares redeemed	(907,187)	(960,545)	(8,676,397)	(8,431,223)
Net increase (decrease)	685,481	932,727	$ 6,760,155	$ 9,417,419
Institutional Class
Shares sold	4,943,550	7,043,431	$ 48,886,534	$ 74,326,650
Reinvestment of distributions	307,002	412,243	3,146,123	3,981,166
Shares redeemed	(1,470,965)	(2,496,321)	(14,449,276)	(24,805,293)
Net increase (decrease)	3,779,587	4,959,353	$ 37,583,381	$ 53,502,523
Advisor Freedom 2030
Class A
Shares sold	38,797,182	36,571,859	$ 395,875,652	$ 369,068,951
Reinvestment of distributions	1,866,748	3,333,735	19,998,334	36,933,871
Shares redeemed	(17,846,987)	(18,526,964)	(181,939,183)	(184,096,059)
Net increase (decrease)	22,816,943	21,378,630	$ 233,934,803	$ 221,906,763
Class T
Shares sold	12,307,212	15,493,194	$ 122,751,803	$ 151,841,595
Reinvestment of distributions	680,438	1,467,862	7,274,926	16,407,269
Shares redeemed	(9,841,745)	(8,605,624)	(99,921,008)	(87,102,297)
Net increase (decrease)	3,145,905	8,355,432	$ 30,105,721	$ 81,146,567
Class B
Shares sold	600,341	853,353	$ 5,980,332	$ 9,110,199
Reinvestment of distributions	70,777	234,952	763,149	2,754,171
Shares redeemed	(760,195)	(998,967)	(7,622,000)	(9,944,194)
Net increase (decrease)	(89,077)	89,338	$ (878,519)	$ 1,920,176

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2030
Class C
Shares sold	1,605,657	1,778,130	$ 16,073,300	$ 17,627,965
Reinvestment of distributions	87,396	229,804	939,821	2,662,650
Shares redeemed	(1,278,913)	(1,190,976)	(13,072,332)	(11,472,328)
Net increase (decrease)	414,140	816,958	$ 3,940,789	$ 8,818,287
Institutional Class
Shares sold	6,778,493	7,173,836	$ 70,133,488	$ 74,902,303
Reinvestment of distributions	333,659	456,149	3,581,406	4,820,536
Shares redeemed	(2,077,011)	(2,109,452)	(21,173,240)	(21,087,016)
Net increase (decrease)	5,035,141	5,520,533	$ 52,541,654	$ 58,635,823
Advisor Freedom 2035
Class A
Shares sold	29,478,855	24,984,613	$ 283,259,853	$ 233,206,889
Reinvestment of distributions	1,224,913	1,840,329	12,371,642	18,981,347
Shares redeemed	(11,681,770)	(9,851,227)	(113,019,155)	(92,108,084)
Net increase (decrease)	19,021,998	16,973,715	$ 182,612,340	$ 160,080,152
Class T
Shares sold	5,784,903	5,952,168	$ 54,332,277	$ 55,077,528
Reinvestment of distributions	245,284	492,541	2,472,154	5,172,978
Shares redeemed	(3,918,900)	(3,034,429)	(37,204,051)	(28,314,087)
Net increase (decrease)	2,111,287	3,410,280	$ 19,600,380	$ 31,936,419
Class B
Shares sold	405,509	579,388	$ 3,788,136	$ 5,700,656
Reinvestment of distributions	38,336	114,147	387,872	1,248,634
Shares redeemed	(357,555)	(425,319)	(3,379,935)	(3,994,907)
Net increase (decrease)	86,290	268,216	$ 796,073	$ 2,954,383
Class C
Shares sold	971,148	1,020,539	$ 9,096,299	$ 9,370,199
Reinvestment of distributions	41,555	96,416	420,018	1,041,544
Shares redeemed	(574,523)	(479,767)	(5,371,383)	(4,400,281)
Net increase (decrease)	438,180	637,188	$ 4,144,934	$ 6,011,462
Institutional Class
Shares sold	3,975,253	4,318,097	$ 38,607,280	$ 43,926,192
Reinvestment of distributions	186,356	233,544	1,885,670	2,312,872
Shares redeemed	(1,088,290)	(1,210,387)	(10,464,439)	(11,613,780)
Net increase (decrease)	3,073,319	3,341,254	$ 30,028,511	$ 34,625,284
Advisor Freedom 2040
Class A
Shares sold	24,913,305	22,907,802	$ 252,890,462	$ 229,408,437
Reinvestment of distributions	1,193,321	2,235,268	12,861,441	25,465,481
Shares redeemed	(12,253,872)	(11,591,220)	(125,782,802)	(118,053,909)
Net increase (decrease)	13,852,754	13,551,850	$ 139,969,101	$ 136,820,009
Class T
Shares sold	10,000,332	11,685,682	$ 99,858,612	$ 115,123,107
Reinvestment of distributions	509,696	1,168,582	5,481,963	13,493,008
Shares redeemed	(8,036,589)	(6,458,211)	(81,578,421)	(67,074,170)
Net increase (decrease)	2,473,439	6,396,053	$ 23,762,154	$ 61,541,945
Class B
Shares sold	476,095	697,441	$ 4,732,469	$ 7,381,584
Reinvestment of distributions	58,166	205,367	628,599	2,471,340
Shares redeemed	(566,960)	(768,134)	(5,619,118)	(7,870,942)
Net increase (decrease)	(32,699)	134,674	$ (258,050)	$ 1,981,982

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2040
Class C
Shares sold	1,191,976	1,430,154	$ 11,944,778	$ 14,372,126
Reinvestment of distributions	70,129	222,333	756,765	2,652,427
Shares redeemed	(1,050,495)	(1,186,886)	(10,581,828)	(11,203,689)
Net increase (decrease)	211,610	465,601	$ 2,119,715	$ 5,820,864
Institutional Class
Shares sold	4,937,197	5,128,738	$ 50,576,131	$ 52,025,528
Reinvestment of distributions	230,524	301,181	2,486,427	3,256,018
Shares redeemed	(1,571,826)	(1,363,335)	(15,921,925)	(14,118,456)
Net increase (decrease)	3,595,895	4,066,584	$ 37,140,633	$ 41,163,090
Advisor Freedom 2045
Class A
Shares sold	13,663,363	10,501,973	$ 108,131,504	$ 79,738,869
Reinvestment of distributions	434,034	402,720	3,629,970	3,193,824
Shares redeemed	(4,807,430)	(2,847,127)	(38,399,839)	(21,159,265)
Net increase (decrease)	9,289,967	8,057,566	$ 73,361,635	$ 61,773,428
Class T
Shares sold	3,019,866	2,641,382	$ 23,345,550	$ 19,692,407
Reinvestment of distributions	84,802	78,999	708,733	621,637
Shares redeemed	(1,269,123)	(760,540)	(9,935,840)	(5,831,312)
Net increase (decrease)	1,835,545	1,959,841	$ 14,118,443	$ 14,482,732
Class B
Shares sold	151,912	201,093	$ 1,183,636	$ 1,704,203
Reinvestment of distributions	6,409	11,604	53,934	99,161
Shares redeemed	(75,001)	(69,458)	(599,710)	(523,370)
Net increase (decrease)	83,320	143,239	$ 637,860	$ 1,279,994
Class C
Shares sold	299,037	340,192	$ 2,351,191	$ 2,575,960
Reinvestment of distributions	9,804	12,674	82,368	105,589
Shares redeemed	(118,526)	(81,675)	(901,091)	(587,757)
Net increase (decrease)	190,315	271,191	$ 1,532,468	$ 2,093,792
Institutional Class
Shares sold	2,136,614	1,743,476	$ 16,905,851	$ 13,791,749
Reinvestment of distributions	70,375	54,380	588,654	416,004
Shares redeemed	(553,542)	(376,442)	(4,413,315)	(3,079,340)
Net increase (decrease)	1,653,447	1,421,414	$ 13,081,190	$ 11,128,413
Advisor Freedom 2050
Class A
Shares sold	9,581,471	7,208,292	$ 73,833,021	$ 52,190,277
Reinvestment of distributions	291,959	338,127	2,406,119	2,729,949
Shares redeemed	(4,148,608)	(2,726,472)	(32,257,966)	(20,275,710)
Net increase (decrease)	5,724,822	4,819,947	$ 43,981,174	$ 34,644,516
Class T
Shares sold	3,635,495	3,043,075	$ 27,820,143	$ 22,952,674
Reinvestment of distributions	92,896	103,511	765,843	821,243
Shares redeemed	(2,095,310)	(874,640)	(16,196,123)	(6,429,499)
Net increase (decrease)	1,633,081	2,271,946	$ 12,389,863	$ 17,344,418
Class B
Shares sold	210,935	270,438	$ 1,592,970	$ 2,159,352
Reinvestment of distributions	9,042	16,859	75,136	143,208
Shares redeemed	(87,238)	(72,982)	(663,372)	(547,997)
Net increase (decrease)	132,739	214,315	$ 1,004,734	$ 1,754,563

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2010	2009	2010	2009
Advisor Freedom 2050
Class C
Shares sold	373,964	515,969	$ 2,823,004	$ 3,934,942
Reinvestment of distributions	14,928	25,508	124,197	214,919
Shares redeemed	(224,961)	(110,097)	(1,746,454)	(804,741)
Net increase (decrease)	163,931	431,380	$ 1,200,747	$ 3,345,120
Institutional Class
Shares sold	2,689,897	2,337,700	$ 21,086,162	$ 17,484,042
Reinvestment of distributions	82,208	72,013	678,287	526,754
Shares redeemed	(780,619)	(442,034)	(6,106,242)	(3,255,730)
Net increase (decrease)	1,991,486	1,967,679	$ 15,658,207	$ 14,755,066

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Advisor Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Advisor Freedom 2020	Advisor Freedom 2030
Fidelity Advisor Large Cap Fund	12%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Growth & Income Fund	50%
Fidelity Advisor Large Cap Fund	63%
Fidelity Advisor Overseas Fund	44%
Fidelity Advisor High Income Advantage Fund	25%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund (the Funds) each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund and Fidelity Advisor Freedom 2050 Fund as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Advisor Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Advisor Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Advisor Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Advisor Freedom Fund's performance. If the interests of a Fidelity Advisor Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Advisor Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Advisor Freedom Income Fund
Institutional Class	05/10/10	05/07/10	$0.012	$0.012
Fidelity Advisor Freedom 2005 Fund
Institutional Class	05/10/10	05/07/10	$0.034	$0.023
Fidelity Advisor Freedom 2010 Fund
Institutional Class	05/10/10	05/07/10	$0.034	$0.025
Fidelity Advisor Freedom 2015 Fund
Institutional Class	05/10/10	05/07/10	$0.033	$0.026
Fidelity Advisor Freedom 2020 Fund
Institutional Class	05/10/10	05/07/10	$0.030	$0.033
Fidelity Advisor Freedom 2025 Fund
Institutional Class	05/10/10	05/07/10	$0.025	$0.034
Fidelity Advisor Freedom 2030 Fund
Institutional Class	05/10/10	05/07/10	$0.024	$0.038
Fidelity Advisor Freedom 2035 Fund
Institutional Class	05/10/10	05/07/10	$0.016	$0.041
Fidelity Advisor Freedom 2040 Fund
Institutional Class	05/10/10	05/07/10	$0.017	$0.045
Fidelity Advisor Freedom 2045 Fund
Institutional Class	05/10/10	05/07/10	$0.013	$0.033
Fidelity Advisor Freedom 2050 Fund
Institutional Class	05/10/10	05/07/10	$0.011	$0.034

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Advisor Freedom Income Fund
Institutional Class	7.36%
Fidelity Advisor Freedom 2005 Fund
Institutional Class	5.63%
Fidelity Advisor Freedom 2010 Fund
Institutional Class	5.46%
Fidelity Advisor Freedom 2015 Fund
Institutional Class	5.25%
Fidelity Advisor Freedom 2020 Fund
Institutional Class	3.96%
Fidelity Advisor Freedom 2025 Fund
Institutional Class	3.16%
Fidelity Advisor Freedom 2030 Fund
Institutional Class	2.15%
Fidelity Advisor Freedom 2035 Fund
Institutional Class	1.48%
Fidelity Advisor Freedom 2040 Fund
Institutional Class	1.03%
Fidelity Advisor Freedom 2045 Fund
Institutional Class	0.74%
Fidelity Advisor Freedom 2050 Fund
Institutional Class	0.09%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2009	4%
June 2009	7%
July 2009	7%
August 2009	8%
September 2009	7%
October 2009	7%
November 2009	8%
December 2009 (Ex-Date 12/04/09)	7%
December 2009 (Ex-Date 12/28/09)	8%
February 2010	4%
March 2010	4%
Fidelity Advisor Freedom 2005 Fund
May 2009	3%
December 2009	14%
Fidelity Advisor Freedom 2010 Fund
May 2009	1%
December 2009	14%
Fidelity Advisor Freedom 2015 Fund
May 2009	2%
December 2009	15%
Fidelity Advisor Freedom 2020 Fund
May 2009	2%
December 2009	19%
Fidelity Advisor Freedom 2025 Fund
May 2009	3%
December 2009	21%
Fidelity Advisor Freedom 2030 Fund
May 2009	7%
December 2009	25%
Fidelity Advisor Freedom 2035 Fund
May 2009	5%
December 2009	27%
Fidelity Advisor Freedom 2040 Fund
May 2009	5%
December 2009	28%
Fidelity Advisor Freedom 2045 Fund
May 2009	6%
December 2009	28%
Fidelity Advisor Freedom 2050 Fund
May 2009	8%
December 2009	29%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Fidelity Advisor Freedom Income Fund
May 2009	4%
June 2009	8%
July 2009	8%
August 2009	8%
September 2009	8%
October 2009	8%
November 2009	8%
December 2009 (Ex-Date 12/04/09)	8%
December 2009 (Ex-Date 12/28/09)	9%
February 2010	4%
March 2010	4%
Fidelity Advisor Freedom 2005 Fund
May 2009	4%
December 2009	20%
Fidelity Advisor Freedom 2010 Fund
May 2009	4%
December 2009	21%
Fidelity Advisor Freedom 2015 Fund
May 2009	4%
December 2009	23%
Fidelity Advisor Freedom 2020 Fund
May 2009	6%
December 2009	28%
Fidelity Advisor Freedom 2025 Fund
May 2009	7%
December 2009	32%
Fidelity Advisor Freedom 2030 Fund
May 2009	10%
December 2009	37%
Fidelity Advisor Freedom 2035 Fund
May 2009	11%
December 2009	40%
Fidelity Advisor Freedom 2040 Fund
May 2009	11%
December 2009	41%
Fidelity Advisor Freedom 2045 Fund
May 2009	12%
December 2009	41%
Fidelity Advisor Freedom 2050 Fund
May 2009	16%
December 2009	45%

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AFFI-UANN-0510
1.792135.106

Fidelity Freedom Funds® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Prospectus	P-1

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom Income Fund®	20.60%	3.93%	3.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund® on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2000 Fund®	21.46%	3.82%	3.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund® on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2005 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2005 Fund®	32.83%	3.75%	4.29%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2005 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2010 Fund®	34.99%	3.91%	2.57%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund® on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom 2015 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2015 Fund®	36.33%	4.07%	4.81%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2015 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2020 Fund®	42.19%	3.75%	1.54%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund® on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2025 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fundA
Fidelity Freedom 2025 Fund®	44.43%	3.67%	4.79%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2025 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom 2030 Fund®	47.57%	3.20%	0.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund® on March 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2035 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2035 Fund®	48.79%	3.10%	4.53%

A From November 6, 2003.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2035 Fund® on November 6, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2040 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Freedom 2040 Fund®	50.14%	2.98%	0.14%

A From September 6, 2000.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2040 Fund® on September 6, 2000, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2045 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Fidelity Freedom 2045 Fund®	50.86%	-0.07%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2045 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom 2050 Fund®

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2010	Past 1 year	Life of fund A
Fidelity Freedom 2050 Fund®	52.51%	-0.53%

A From June 1, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2050 Fund® on June 1, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial Average to a 17-month peak, and a 46.93% gain for the annual period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index rising 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising 54.63%. In the fixed-income arena, as credit conditions improved, investors who shifted into higher-risk vehicles were generally rewarded with strong returns. High-yield bonds were standouts, with The BofA Merrill Lynch US High Yield Constrained IndexSM posting a 56.95% gain during the period, far outpacing the 7.69% rise in Barclays Capital U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade universe - which was weighed down by the weak performance of ultra-safe U.S. Treasury securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom Funds®: The Fidelity Freedom Funds experienced a period of strong performance for the year. In absolute terms, all of the Freedom Fund portfolios posted strong double-digit gains during the 12-month period. (For specific Fund results, please refer to the performance section of this report.) The longer-dated and more-equity-oriented Funds advanced the most, compared with results for the shorter-dated and more-conservatively positioned Funds. In relative terms, all of the Funds outpaced their composite indexes during the period, mostly driven by strong outperformance within the bond category. Our underlying investment-grade holdings easily outpaced the Barclays Capital U.S. Aggregate Bond Index. Fueling our success within this category was Fidelity® Series Investment Grade Bond Fund, which benefited from its positioning in credit-sensitive, higher-yielding issues. Our out-of-benchmark allocation to high-yield securities - an asset class that turned in exceptional results - also added meaningfully to performance, led by our two holdings in the sector, Fidelity Capital & Income Fund and Fidelity High Income Fund. Lastly, within the short-term asset class, our underlying funds handily topped the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.19%. Shifting to the equity category, our domestic equities performed roughly in line with the Dow Jones U.S. Total Stock Market IndexSM, which advanced 52.62% during the past 12 months. Seven of the 10 underlying funds in the domestic equity class beat their respective benchmarks, with portfolios in the small-cap category leading the way. Fidelity Series Small Cap Opportunities Fund, Fidelity Small Cap Growth Fund and Fidelity Small Cap Value Fund were among the Funds' top performers on an absolute and relative basis. However, this strong performance was countered by weak results from Fidelity Disciplined Equity Fund and Fidelity Series Large Cap Value Fund, which significantly underperformed their respective benchmarks. Developed foreign equities, as measured by the MSCI EAFE, pushed higher than domestic equities. The performance of our international funds was hurt by an emphasis on higher-quality securities, which didn't keep pace with the riskier stocks investors favored during the period. Nearly all of our underlying funds underperformed their respective benchmark indexes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Freedom Income	.00%
Actual		$ 1,000.00	$ 1,046.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2000	.00%
Actual		$ 1,000.00	$ 1,047.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2005	.00%
Actual		$ 1,000.00	$ 1,061.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2010	.00%
Actual		$ 1,000.00	$ 1,065.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2015	.00%
Actual		$ 1,000.00	$ 1,066.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2020	.00%
Actual		$ 1,000.00	$ 1,075.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2025	.00%
Actual		$ 1,000.00	$ 1,079.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2030	.00%
Actual		$ 1,000.00	$ 1,084.30	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Freedom 2035	.00%
Actual		$ 1,000.00	$ 1,086.40	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2040	.00%
Actual		$ 1,000.00	$ 1,087.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2045	.00%
Actual		$ 1,000.00	$ 1,089.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -
Freedom 2050	.00%
Actual		$ 1,000.00	$ 1,089.00	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.7	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	0.9	1.0
Fidelity Disciplined Equity Fund	3.1	3.9
Fidelity Equity-Income Fund	1.7	3.3
Fidelity Growth Company Fund	2.7	3.2
Fidelity Series 100 Index Fund	2.1	2.5
Fidelity Series All-Sector Equity Fund	2.9	3.0
Fidelity Series Large Cap Value Fund	3.1	3.4
Fidelity Series Small Cap Opportunities Fund	0.5	0.6
Fidelity Small Cap Growth Fund	0.3	0.3
Fidelity Small Cap Value Fund	0.3	0.3
	17.6	21.5
Developed International Equity Funds
Fidelity Diversified International Fund	0.5	0.0
Fidelity Overseas Fund	0.5	0.0
Fidelity Series International Growth Fund	0.2	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.2	0.0
	1.5	0.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.2	0.0
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.8
Fidelity High Income Fund	2.6	2.7
	5.2	5.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.4	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.3	22.0
Fidelity Strategic Real Return Fund	6.7	7.2
Fidelity Total Bond Fund	2.0	5.8
	31.0	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.6	18.4
Fidelity Short-Term Bond Fund	19.8	19.1
	39.4	37.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.7%
Domestic Equity Funds	17.6%
Developed International Equity Funds	1.5%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.4%
Investment Grade Bond Funds	31.0%
Short-Term Funds	39.4%

Six months ago
Domestic Equity Funds	21.5%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	35.0%
Short-Term Funds	37.5%

Expected
Commodity Funds	1.7%
Domestic Equity Funds	13.7%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Income Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 18.3%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	1,673,428	$ 17,537,522
Domestic Equity Funds - 17.6%
Fidelity Blue Chip Growth Fund	612,116	24,564,224
Fidelity Disciplined Equity Fund	3,928,276	86,264,933
Fidelity Equity-Income Fund	1,139,631	47,351,660
Fidelity Growth Company Fund	995,413	72,794,556
Fidelity Series 100 Index Fund	6,997,062	58,005,645
Fidelity Series All-Sector Equity Fund	6,514,037	78,298,728
Fidelity Series Large Cap Value Fund	7,054,459	83,736,429
Fidelity Series Small Cap Opportunities Fund (a)	1,581,930	14,110,814
Fidelity Small Cap Growth Fund (a)	626,905	8,413,069
Fidelity Small Cap Value Fund	605,783	8,377,981
TOTAL DOMESTIC EQUITY FUNDS		481,918,039
TOTAL DOMESTIC EQUITY FUNDS (Cost $451,368,803)		499,455,561
International Equity Funds - 1.7%

Developed International Equity Funds - 1.5%
Fidelity Diversified International Fund	512,921	14,448,980
Fidelity Overseas Fund	466,085	14,290,173
Fidelity Series International Growth Fund	515,504	5,124,107
Fidelity Series International Small Cap Fund	113,840	1,164,583
Fidelity Series International Value Fund	529,918	5,119,013
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		40,146,856
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund	346,249	5,803,132
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $43,941,652)		45,949,988
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	7,986,701	$ 71,241,370
Fidelity High Income Fund	8,282,449	71,808,836
TOTAL HIGH YIELD BOND FUNDS		143,050,206
Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund	11,559,749	118,603,023
Investment Grade Bond Funds - 31.0%
Fidelity Series Investment Grade Bond Fund	53,345,653	610,274,265
Fidelity Strategic Real Return Fund	21,186,483	183,474,944
Fidelity Total Bond Fund	5,120,916	54,486,543
TOTAL INVESTMENT GRADE BOND FUNDS		848,235,752
TOTAL BOND FUNDS (Cost $1,074,743,671)		1,109,888,981
Short-Term Funds - 39.4%

Fidelity Institutional Money Market Portfolio Institutional Class	537,896,919	537,896,919
Fidelity Short-Term Bond Fund	64,660,553	541,208,831
TOTAL SHORT-TERM FUNDS (Cost $1,101,388,845)		1,079,105,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,671,442,971)	2,734,400,280
NET OTHER ASSETS - 0.0%	(2,352)
NET ASSETS - 100%	$ 2,734,397,928
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $77,775,539 of which $8,879,718 and $68,895,821 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $2,671,442,971) - See accompanying schedule		$ 2,734,400,280
Cash		8
Receivable for investments sold		3,237,577
Receivable for fund shares sold		6,959,415
Total assets		2,744,597,280

Liabilities
Payable for investments purchased	$ 922
Payable for fund shares redeemed	10,198,430
Total liabilities		10,199,352

Net Assets		$ 2,734,397,928
Net Assets consist of:
Paid in capital		$ 2,767,029,301
Undistributed net investment income		6,520,492
Accumulated undistributed net realized gain (loss) on investments		(102,109,174)
Net unrealized appreciation (depreciation) on investments		62,957,309
Net Assets, for 249,438,782 shares outstanding		$ 2,734,397,928
Net Asset Value, offering price and redemption price per share ($2,734,397,928 ÷ 249,438,782 shares)		$ 10.96

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 64,407,433

Expenses
Independent trustees' compensation	$ 8,525
Total expenses before reductions	8,525
Expense reductions	(8,525)	-
Net investment income (loss)		64,407,433
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,664,309)
Capital gain distributions from underlying funds	18,983,610	(8,680,699)
Change in net unrealized appreciation (depreciation) on underlying funds		403,672,807
Net gain (loss)		394,992,108
Net increase (decrease) in net assets resulting from operations		$ 459,399,541

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,407,433	$ 82,712,779
Net realized gain (loss)	(8,680,699)	(63,149,751)
Change in net unrealized appreciation (depreciation)	403,672,807	(328,307,853)
Net increase (decrease) in net assets resulting from operations	459,399,541	(308,744,825)
Distributions to shareholders from net investment income	(63,175,897)	(85,740,027)
Distributions to shareholders from net realized gain	(14,824,837)	(34,333,021)
Total distributions	(78,000,734)	(120,073,048)
Share transactions Proceeds from sales of shares	968,686,363	1,080,534,168
Reinvestment of distributions	77,241,763	118,782,389
Cost of shares redeemed	(872,834,802)	(1,113,768,808)
Net increase (decrease) in net assets resulting from share transactions	173,093,324	85,547,749
Total increase (decrease) in net assets	554,492,131	(343,270,124)

Net Assets
Beginning of period	2,179,905,797	2,523,175,921
End of period (including undistributed net investment income of $6,520,492 and undistributed net investment income of $5,288,956, respectively)	$ 2,734,397,928	$ 2,179,905,797
Other Information Shares
Sold	92,393,391	106,054,838
Issued in reinvestment of distributions	7,398,045	11,465,938
Redeemed	(82,889,945)	(110,395,824)
Net increase (decrease)	16,901,491	7,124,952

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 11.19	$ 11.66	$ 11.49	$ 11.20
Income from Investment Operations
Net investment income (loss) B	.26	.36	.47	.44	.35
Net realized and unrealized gain (loss)	1.65	(1.66)	(.30)	.29	.28
Total from investment operations	1.91	(1.30)	.17	.73	.63
Distributions from net investment income	(.26)	(.37)	(.47)	(.44)	(.31)
Distributions from net realized gain	(.06)	(.15)	(.17)	(.12)	(.03)
Total distributions	(.32) E	(.52)	(.64)	(.56)	(.34)
Net asset value, end of period	$ 10.96	$ 9.37	$ 11.19	$ 11.66	$ 11.49
Total Return A	20.60%	(11.97)%	1.41%	6.54%	5.71%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.54%	3.46%	4.06%	3.81%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,734,398	$ 2,179,906	$ 2,523,176	$ 2,376,277	$ 2,132,031
Portfolio turnover rate	29%	35%	33%	26%	18%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.260 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	0.8	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.0	1.1
Fidelity Disciplined Equity Fund	3.4	4.3
Fidelity Equity-Income Fund	1.9	3.7
Fidelity Growth Company Fund	2.9	3.6
Fidelity Series 100 Index Fund	2.3	2.8
Fidelity Series All-Sector Equity Fund	3.1	3.3
Fidelity Series Large Cap Value Fund	3.3	3.8
Fidelity Series Small Cap Opportunities Fund	0.6	0.7
Fidelity Small Cap Growth Fund	0.3	0.4
Fidelity Small Cap Value Fund	0.3	0.4
	19.1	24.1
Developed International Equity Funds
Fidelity Diversified International Fund	0.6	0.1
Fidelity Europe Fund	0.0*	0.0*
Fidelity Japan Fund	0.0*	0.0*
Fidelity Overseas Fund	0.6	0.0*
Fidelity Series International Growth Fund	0.2	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.2	0.0
	1.7	0.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.2	0.0*
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.8
Fidelity High Income Fund	2.6	2.7
	5.2	5.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	4.1	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.3	20.6
Fidelity Strategic Real Return Fund	6.5	6.6
Fidelity Total Bond Fund	1.9	5.5
	29.7	32.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	19.6	18.2
Fidelity Short-Term Bond Fund	19.6	18.9
	39.2	37.1
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	19.1%
Developed International Equity Funds	1.7%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	29.7%
Short-Term Funds	39.2%

Six months ago
Domestic Equity Funds	24.1%
Developed International Equity Funds	0.1%
Emerging Markets Equity Funds*	0.0%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	32.7%
Short-Term Funds	37.1%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	14.4%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2000 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 19.9%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund	1,367,075	$ 14,326,950
Domestic Equity Funds - 19.1%
Fidelity Blue Chip Growth Fund	413,779	16,604,940
Fidelity Disciplined Equity Fund	2,658,198	58,374,028
Fidelity Equity-Income Fund	779,193	32,375,478
Fidelity Growth Company Fund	673,858	49,279,213
Fidelity Series 100 Index Fund	4,733,688	39,242,273
Fidelity Series All-Sector Equity Fund	4,397,368	52,856,368
Fidelity Series Large Cap Value Fund	4,765,237	56,563,367
Fidelity Series Small Cap Opportunities Fund (a)	1,070,012	9,544,508
Fidelity Small Cap Growth Fund (a)	423,715	5,686,257
Fidelity Small Cap Value Fund	409,461	5,662,843
TOTAL DOMESTIC EQUITY FUNDS		326,189,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $312,363,889)		340,516,225
International Equity Funds - 1.9%

Developed International Equity Funds - 1.7%
Fidelity Diversified International Fund	349,883	9,856,201
Fidelity Europe Fund	8,716	254,077
Fidelity Japan Fund	14,250	156,464
Fidelity Overseas Fund	317,311	9,728,750
Fidelity Series International Growth Fund	348,926	3,468,325
Fidelity Series International Small Cap Fund	106,579	1,090,304
Fidelity Series International Value Fund	358,420	3,462,341
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		28,016,462
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund	243,706	4,084,514
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $30,576,025)		32,100,976
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	4,991,173	$ 44,521,266
Fidelity High Income Fund	5,149,752	44,648,350
TOTAL HIGH YIELD BOND FUNDS		89,169,616
Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund	6,844,031	70,219,762
Investment Grade Bond Funds - 29.7%
Fidelity Series Investment Grade Bond Fund	31,779,063	363,552,475
Fidelity Strategic Real Return Fund	12,799,298	110,841,923
Fidelity Total Bond Fund	3,001,820	31,939,367
TOTAL INVESTMENT GRADE BOND FUNDS		506,333,765
TOTAL BOND FUNDS (Cost $646,114,384)		665,723,143
Short-Term Funds - 39.2%

Fidelity Institutional Money Market Portfolio Institutional Class	334,484,588	334,484,588
Fidelity Short-Term Bond Fund	40,142,510	335,992,806
TOTAL SHORT-TERM FUNDS (Cost $685,545,993)		670,477,394
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,674,600,291)	1,708,817,738
NET OTHER ASSETS - 0.0%	516
NET ASSETS - 100%	$ 1,708,818,254
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $54,246,502 of which $7,629,953 and $46,616,549 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $19,079,223 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $1,674,600,291) - See accompanying schedule		$ 1,708,817,738
Cash		1
Receivable for investments sold		308,929
Receivable for fund shares sold		2,125,180
Total assets		1,711,251,848

Liabilities
Payable for investments purchased	$ 2,112
Payable for fund shares redeemed	2,431,482
Total liabilities		2,433,594

Net Assets		$ 1,708,818,254
Net Assets consist of:
Paid in capital		$ 1,743,529,813
Undistributed net investment income		6,437,488
Accumulated undistributed net realized gain (loss) on investments		(75,366,494)
Net unrealized appreciation (depreciation) on investments		34,217,447
Net Assets, for 147,218,291 shares outstanding		$ 1,708,818,254
Net Asset Value, offering price and redemption price per share ($1,708,818,254 ÷ 147,218,291 shares)		$ 11.61

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 40,393,571

Expenses
Independent trustees' compensation	$ 5,528
Total expenses before reductions	5,528
Expense reductions	(5,528)	-
Net investment income (loss)		40,393,571
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(27,975,130)
Capital gain distributions from underlying funds	12,031,676	(15,943,454)
Change in net unrealized appreciation (depreciation) on underlying funds		285,167,878
Net gain (loss)		269,224,424
Net increase (decrease) in net assets resulting from operations		$ 309,617,995

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,393,571	$ 54,145,201
Net realized gain (loss)	(15,943,454)	(40,358,221)
Change in net unrealized appreciation (depreciation)	285,167,878	(250,752,946)
Net increase (decrease) in net assets resulting from operations	309,617,995	(236,965,966)
Distributions to shareholders from net investment income	(42,261,213)	(59,179,421)
Distributions to shareholders from net realized gain	(8,723,849)	(30,793,930)
Total distributions	(50,985,062)	(89,973,351)
Share transactions Proceeds from sales of shares	455,202,594	641,161,913
Reinvestment of distributions	50,682,616	89,555,637
Cost of shares redeemed	(499,244,047)	(741,036,866)
Net increase (decrease) in net assets resulting from share transactions	6,641,163	(10,319,316)
Total increase (decrease) in net assets	265,274,096	(337,258,633)

Net Assets
Beginning of period	1,443,544,158	1,780,802,791
End of period (including undistributed net investment income of $6,437,488 and undistributed net investment income of $8,305,130, respectively)	$ 1,708,818,254	$ 1,443,544,158
Other Information Shares
Sold	41,095,009	58,941,951
Issued in reinvestment of distributions	4,538,435	8,333,416
Redeemed	(44,829,633)	(68,297,699)
Net increase (decrease)	803,811	(1,022,332)

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.86	$ 12.08	$ 12.66	$ 12.41	$ 12.00
Income from Investment Operations
Net investment income (loss) B	.27	.37	.48	.44	.36
Net realized and unrealized gain (loss)	1.83	(1.97)	(.31)	.38	.40
Total from investment operations	2.10	(1.60)	.17	.82	.76
Distributions from net investment income	(.29)	(.41)	(.48)	(.43)	(.33)
Distributions from net realized gain	(.06)	(.21)	(.27)	(.14)	(.02)
Total distributions	(.35) E	(.62)	(.75)	(.57)	(.35)
Net asset value, end of period	$ 11.61	$ 9.86	$ 12.08	$ 12.66	$ 12.41
Total Return A	21.46%	(13.60)%	1.23%	6.72%	6.40%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.47%	3.33%	3.80%	3.54%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,708,818	$ 1,443,544	$ 1,780,803	$ 1,694,377	$ 1,601,127
Portfolio turnover rate	31%	33%	36%	34%	20%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.290 and distributions from net realized gain of $.060 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.6	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.8	1.8
Fidelity Disciplined Equity Fund	6.1	7.0
Fidelity Equity-Income Fund	3.4	6.1
Fidelity Growth Company Fund	5.2	6.0
Fidelity Series 100 Index Fund	4.1	4.7
Fidelity Series All-Sector Equity Fund	5.5	5.6
Fidelity Series Large Cap Value Fund	5.9	6.5
Fidelity Series Small Cap Opportunities Fund	1.0	1.0
Fidelity Small Cap Growth Fund	0.6	0.6
Fidelity Small Cap Value Fund	0.6	0.6
	34.2	39.9
Developed International Equity Funds
Fidelity Diversified International Fund	2.9	2.9
Fidelity Europe Fund	1.1	1.6
Fidelity Japan Fund	0.4	0.4
Fidelity Overseas Fund	2.7	2.9
Fidelity Series International Growth Fund	0.4	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.4	0.0
	8.0	7.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	0.9	0.6
Fidelity Southeast Asia Fund	0.1	0.1
	1.0	0.7
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity High Income Fund	2.5	2.6
	5.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.6	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	20.4	19.7
Fidelity Strategic Real Return Fund	6.3	6.4
Fidelity Total Bond Fund	1.8	5.2
	28.5	31.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.0	7.1
Fidelity Short-Term Bond Fund	9.0	7.4
	18.0	14.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.6%
Domestic Equity Funds	34.2%
Developed International Equity Funds	8.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	3.6%
Investment Grade Bond Funds	28.5%
Short-Term Funds	18.0%

Six months ago
Domestic Equity Funds	39.9%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	31.3%
Short-Term Funds	14.5%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	28.0%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.8%
Short-Term Funds	20.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2005 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund	1,597,996	$ 16,747,003
Domestic Equity Funds - 34.2%
Fidelity Blue Chip Growth Fund	439,497	17,637,023
Fidelity Disciplined Equity Fund	2,822,770	61,988,021
Fidelity Equity-Income Fund	828,087	34,406,995
Fidelity Growth Company Fund	715,655	52,335,858
Fidelity Series 100 Index Fund	5,027,247	41,675,877
Fidelity Series All-Sector Equity Fund	4,665,649	56,081,099
Fidelity Series Large Cap Value Fund	5,058,096	60,039,601
Fidelity Series Small Cap Opportunities Fund (a)	1,137,408	10,145,678
Fidelity Small Cap Growth Fund (a)	450,144	6,040,934
Fidelity Small Cap Value Fund	435,078	6,017,132
TOTAL DOMESTIC EQUITY FUNDS		346,368,218
TOTAL DOMESTIC EQUITY FUNDS (Cost $379,214,693)		363,115,221
International Equity Funds - 9.0%

Developed International Equity Funds - 8.0%
Fidelity Diversified International Fund	1,034,585	29,144,272
Fidelity Europe Fund	381,146	11,110,409
Fidelity Japan Fund	375,438	4,122,314
Fidelity Overseas Fund	906,058	27,779,747
Fidelity Series International Growth Fund	425,528	4,229,750
Fidelity Series International Small Cap Fund	82,864	847,703
Fidelity Series International Value Fund	433,158	4,184,306
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		81,418,501
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund	499,514	8,371,855
Fidelity Southeast Asia Fund	47,431	1,226,554
TOTAL EMERGING MARKETS EQUITY FUNDS		9,598,409
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,117,412)		91,016,910
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund	2,923,491	$ 26,077,543
Fidelity High Income Fund	2,999,707	26,007,458
TOTAL HIGH YIELD BOND FUNDS		52,085,001
Inflation-Protected Bond Funds - 3.6%
Fidelity Series Inflation-Protected Bond Index Fund	3,555,920	36,483,736
Investment Grade Bond Funds - 28.5%
Fidelity Series Investment Grade Bond Fund	18,101,266	207,078,480
Fidelity Strategic Real Return Fund	7,358,089	63,721,049
Fidelity Total Bond Fund	1,677,567	17,849,313
TOTAL INVESTMENT GRADE BOND FUNDS		288,648,842
TOTAL BOND FUNDS (Cost $375,143,720)		377,217,579
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Institutional Class	91,065,398	91,065,398
Fidelity Short-Term Bond Fund	10,932,915	91,508,499
TOTAL SHORT-TERM FUNDS (Cost $184,807,164)		182,573,897
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,045,282,989)	1,013,923,607
NET OTHER ASSETS - 0.0%	(10)
NET ASSETS - 100%	$ 1,013,923,597
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $62,884,681 of which $15,520,321 and $47,364,360 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $1,045,282,989) - See accompanying schedule		$ 1,013,923,607
Receivable for investments sold		2,808,364
Receivable for fund shares sold		1,430,863
Total assets		1,018,162,834

Liabilities
Payable for investments purchased	$ 46
Payable for fund shares redeemed	4,239,191
Total liabilities		4,239,237

Net Assets		$ 1,013,923,597
Net Assets consist of:
Paid in capital		$ 1,110,210,363
Undistributed net investment income		3,677,994
Accumulated undistributed net realized gain (loss) on investments		(68,605,378)
Net unrealized appreciation (depreciation) on investments		(31,359,382)
Net Assets, for 98,243,125 shares outstanding		$ 1,013,923,597
Net Asset Value, offering price and redemption price per share ($1,013,923,597 ÷ 98,243,125 shares)		$ 10.32

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 22,561,635

Expenses
Independent trustees' compensation	$ 3,193
Total expenses before reductions	3,193
Expense reductions	(3,193)	-
Net investment income (loss)		22,561,635
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,171,990)
Capital gain distributions from underlying funds	10,461,915	1,289,925
Change in net unrealized appreciation (depreciation) on underlying funds		232,793,552
Net gain (loss)		234,083,477
Net increase (decrease) in net assets resulting from operations		$ 256,645,112

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,561,635	$ 28,372,555
Net realized gain (loss)	1,289,925	(56,060,236)
Change in net unrealized appreciation (depreciation)	232,793,552	(228,372,095)
Net increase (decrease) in net assets resulting from operations	256,645,112	(256,059,776)
Distributions to shareholders from net investment income	(22,987,842)	(30,146,037)
Distributions to shareholders from net realized gain	(7,836,515)	(24,176,253)
Total distributions	(30,824,357)	(54,322,290)
Share transactions Proceeds from sales of shares	303,175,884	399,128,096
Reinvestment of distributions	30,691,240	54,069,538
Cost of shares redeemed	(316,406,592)	(423,876,229)
Net increase (decrease) in net assets resulting from share transactions	17,460,532	29,321,405
Total increase (decrease) in net assets	243,281,287	(281,060,661)

Net Assets
Beginning of period	770,642,310	1,051,702,971
End of period (including undistributed net investment income of $3,677,994 and undistributed net investment income of $4,104,201, respectively)	$ 1,013,923,597	$ 770,642,310
Other Information Shares
Sold	31,547,176	41,753,878
Issued in reinvestment of distributions	3,127,790	5,712,030
Redeemed	(32,508,477)	(45,350,546)
Net increase (decrease)	2,166,489	2,115,362

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 11.19	$ 11.84	$ 11.44	$ 10.67
Income from Investment Operations
Net investment income (loss) B	.23	.29	.35	.31	.28
Net realized and unrealized gain (loss)	2.39	(2.88)	(.34)	.62	.78
Total from investment operations	2.62	(2.59)	.01	.93	1.06
Distributions from net investment income	(.24)	(.32)	(.32)	(.29)	(.21)
Distributions from net realized gain	(.08)	(.26)	(.34)	(.24)	(.08)
Total distributions	(.32) E	(.58)	(.66)	(.53)	(.29)
Net asset value, end of period	$ 10.32	$ 8.02	$ 11.19	$ 11.84	$ 11.44
Total Return A	32.83%	(23.91)%	(.17)%	8.27%	10.05%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.37%	3.03%	2.94%	2.70%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,013,924	$ 770,642	$ 1,051,703	$ 867,318	$ 530,216
Portfolio turnover rate	34%	43%	31%	12%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.32 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.080 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	1.9	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.9	1.9
Fidelity Disciplined Equity Fund	6.7	7.4
Fidelity Equity-Income Fund	3.7	6.4
Fidelity Growth Company Fund	5.6	6.2
Fidelity Series 100 Index Fund	4.5	4.9
Fidelity Series All-Sector Equity Fund	6.0	5.8
Fidelity Series Large Cap Value Fund	6.4	6.7
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
Fidelity Small Cap Growth Fund	0.7	0.6
Fidelity Small Cap Value Fund	0.6	0.6
	37.2	41.6
Developed International Equity Funds
Fidelity Diversified International Fund	3.5	3.6
Fidelity Europe Fund	1.4	1.9
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	3.4	3.6
Fidelity Series International Growth Fund	0.5	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.5	0.0
	9.9	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.0	0.8
Fidelity Southeast Asia Fund	0.2	0.1
	1.2	0.9
High Yield Bond Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity High Income Fund	2.6	2.6
	5.2	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.4	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	22.4	20.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	2.1	5.4
	31.2	32.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.0	4.6
Fidelity Short-Term Bond Fund	5.0	4.7
	10.0	9.3
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.9%
Domestic Equity Funds	37.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	3.4%
Investment Grade Bond Funds	31.2%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	41.6%
Developed International Equity Funds	9.6%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	32.8%
Short-Term Funds	9.3%

Expected
Commodity Funds	4.7%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2010 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	19,497,854	$ 204,337,506
Domestic Equity Funds - 37.2%
Fidelity Blue Chip Growth Fund	5,229,719	209,868,635
Fidelity Disciplined Equity Fund	33,619,504	738,284,298
Fidelity Equity-Income Fund	9,904,133	411,516,716
Fidelity Growth Company Fund	8,523,117	623,295,575
Fidelity Series 100 Index Fund	59,862,460	496,259,794
Fidelity Series All-Sector Equity Fund	55,551,049	667,723,608
Fidelity Series Large Cap Value Fund	60,234,925	714,988,555
Fidelity Series Small Cap Opportunities Fund (a)	13,537,543	120,754,884
Fidelity Small Cap Growth Fund (a)	5,357,326	71,895,321
Fidelity Small Cap Value Fund	5,177,491	71,604,702
TOTAL DOMESTIC EQUITY FUNDS		4,126,192,088
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,351,715,704)		4,330,529,594
International Equity Funds - 11.1%

Developed International Equity Funds - 9.9%
Fidelity Diversified International Fund	13,718,854	386,460,131
Fidelity Europe Fund	5,326,019	155,253,451
Fidelity Japan Fund	5,215,124	57,262,063
Fidelity Overseas Fund	12,106,537	371,186,418
Fidelity Series International Growth Fund	5,979,646	59,437,684
Fidelity Series International Small Cap Fund	1,137,442	11,636,036
Fidelity Series International Value Fund	6,094,762	58,875,403
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,100,111,186
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	6,820,508	114,311,714
Fidelity Southeast Asia Fund	661,982	17,118,847
TOTAL EMERGING MARKETS EQUITY FUNDS		131,430,561
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,322,270,615)		1,231,541,747
Bond Funds - 39.8%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund	33,261,399	$ 296,691,682
Fidelity High Income Fund	33,161,551	287,510,651
TOTAL HIGH YIELD BOND FUNDS		584,202,333
Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund	36,475,984	374,243,595
Investment Grade Bond Funds - 31.2%
Fidelity Series Investment Grade Bond Fund	216,923,603	2,481,606,022
Fidelity Strategic Real Return Fund	86,066,613	745,336,865
Fidelity Total Bond Fund	21,766,299	231,593,423
TOTAL INVESTMENT GRADE BOND FUNDS		3,458,536,310
TOTAL BOND FUNDS (Cost $4,374,695,804)		4,416,982,238
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Institutional Class	552,820,363	552,820,363
Fidelity Short-Term Bond Fund	66,472,496	556,374,790
TOTAL SHORT-TERM FUNDS (Cost $1,133,391,529)		1,109,195,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,182,073,652)	11,088,248,732
NET OTHER ASSETS - 0.0%	(20,717)
NET ASSETS - 100%	$ 11,088,228,015
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $810,927,279 of which $133,502,896 and $677,424,383 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $11,182,073,652) - See accompanying schedule		$ 11,088,248,732
Cash		8
Receivable for investments sold		25,446,050
Receivable for fund shares sold		8,929,689
Other receivables		33,295
Total assets		11,122,657,774

Liabilities
Payable for investments purchased	$ 473
Payable for fund shares redeemed	34,395,991
Other payables and accrued expenses	33,295
Total liabilities		34,429,759

Net Assets		$ 11,088,228,015
Net Assets consist of:
Paid in capital		$ 12,031,183,148
Undistributed net investment income		40,417,299
Accumulated undistributed net realized gain (loss) on investments		(889,547,512)
Net unrealized appreciation (depreciation) on investments		(93,824,920)
Net Assets, for 860,207,587 shares outstanding		$ 11,088,228,015
Net Asset Value, offering price and redemption price per share ($11,088,228,015 ÷ 860,207,587 shares)		$ 12.89

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 258,956,797

Expenses
Independent trustees' compensation	$ 36,614
Total expenses before reductions	36,614
Expense reductions	(36,614)	-
Net investment income (loss)		258,956,797
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(113,708,641)
Capital gain distributions from underlying funds	124,608,930	10,900,289
Change in net unrealized appreciation (depreciation) on underlying funds		2,854,058,038
Net gain (loss)		2,864,958,327
Net increase (decrease) in net assets resulting from operations		$ 3,123,915,124

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 258,956,797	$ 361,239,888
Net realized gain (loss)	10,900,289	(726,044,023)
Change in net unrealized appreciation (depreciation)	2,854,058,038	(3,058,321,631)
Net increase (decrease) in net assets resulting from operations	3,123,915,124	(3,423,125,766)
Distributions to shareholders from net investment income	(269,625,081)	(382,018,505)
Distributions to shareholders from net realized gain	(92,210,865)	(395,115,156)
Total distributions	(361,835,946)	(777,133,661)
Share transactions Proceeds from sales of shares	2,174,611,735	3,295,231,911
Reinvestment of distributions	360,201,134	774,423,435
Cost of shares redeemed	(3,339,360,670)	(4,642,253,509)
Net increase (decrease) in net assets resulting from share transactions	(804,547,801)	(572,598,163)
Total increase (decrease) in net assets	1,957,531,377	(4,772,857,590)

Net Assets
Beginning of period	9,130,696,638	13,903,554,228
End of period (including undistributed net investment income of $40,417,299 and undistributed net investment income of $51,085,583, respectively)	$ 11,088,228,015	$ 9,130,696,638
Other Information Shares
Sold	182,073,341	273,115,016
Issued in reinvestment of distributions	29,453,525	64,698,345
Redeemed	(276,183,780)	(400,867,695)
Net increase (decrease)	(64,656,914)	(63,054,334)

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.87	$ 14.07	$ 14.89	$ 14.48	$ 13.45
Income from Investment Operations
Net investment income (loss) B	.29	.37	.43	.39	.35
Net realized and unrealized gain (loss)	3.14	(3.77)	(.37)	.77	1.05
Total from investment operations	3.43	(3.40)	.06	1.16	1.40
Distributions from net investment income	(.31)	(.40)	(.41)	(.38)	(.30)
Distributions from net realized gain	(.11)	(.40)	(.47)	(.37)	(.07)
Total distributions	(.41) E	(.80)	(.88)	(.75)	(.37)
Net asset value, end of period	$ 12.89	$ 9.87	$ 14.07	$ 14.89	$ 14.48
Total Return A	34.99%	(25.06)%	.14%	8.17%	10.54%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.40%	3.03%	2.86%	2.67%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,088,228	$ 9,130,697	$ 13,903,554	$ 13,102,900	$ 10,689,271
Portfolio turnover rate	25%	39%	34%	12%	8%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.41 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.1	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	1.9	2.0
Fidelity Disciplined Equity Fund	6.9	7.7
Fidelity Equity-Income Fund	3.8	6.6
Fidelity Growth Company Fund	5.8	6.5
Fidelity Series 100 Index Fund	4.6	5.1
Fidelity Series All-Sector Equity Fund	6.2	6.1
Fidelity Series Large Cap Value Fund	6.7	7.1
Fidelity Series Small Cap Opportunities Fund	1.1	1.1
Fidelity Small Cap Growth Fund	0.7	0.7
Fidelity Small Cap Value Fund	0.7	0.7
	38.4	43.6
Developed International Equity Funds
Fidelity Diversified International Fund	3.7	3.8
Fidelity Europe Fund	1.4	2.0
Fidelity Japan Fund	0.5	0.5
Fidelity Overseas Fund	3.5	3.8
Fidelity Series International Growth Fund	0.6	0.0
Fidelity Series International Small Cap Fund	0.1	0.0
Fidelity Series International Value Fund	0.6	0.0
	10.4	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.1	0.8
Fidelity Southeast Asia Fund	0.2	0.2
	1.3	1.0
High Yield Bond Funds
Fidelity Capital & Income Fund	2.7	2.8
Fidelity High Income Fund	2.7	2.7
	5.4	5.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	3.5	0.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	21.8	20.1
Fidelity Strategic Real Return Fund	6.2	6.5
Fidelity Total Bond Fund	2.1	5.3
	30.1	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	3.7
Fidelity Short-Term Bond Fund	4.4	3.8
	8.8	7.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.1%
Domestic Equity Funds	38.4%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	30.1%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	43.6%
Developed International Equity Funds	10.1%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	31.9%
Short-Term Funds	7.5%

Expected
Commodity Funds	4.8%
Domestic Equity Funds	33.1%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.4%
Investment Grade Bond Funds	26.1%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2015 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 2.1%
Fidelity Series Commodity Strategy Fund	17,419,988	$ 182,561,476
Domestic Equity Funds - 38.4%
Fidelity Blue Chip Growth Fund	4,322,126	173,446,926
Fidelity Disciplined Equity Fund	27,727,963	608,906,072
Fidelity Equity-Income Fund	8,092,084	336,226,078
Fidelity Growth Company Fund	7,028,676	514,007,064
Fidelity Series 100 Index Fund	49,394,117	409,477,232
Fidelity Series All-Sector Equity Fund	45,944,516	552,253,087
Fidelity Series Large Cap Value Fund	49,749,151	590,522,418
Fidelity Series Small Cap Opportunities Fund (a)	11,164,764	99,589,696
Fidelity Small Cap Growth Fund (a)	4,422,466	59,349,493
Fidelity Small Cap Value Fund	4,274,570	59,117,308
TOTAL DOMESTIC EQUITY FUNDS		3,402,895,374
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,487,007,220)		3,585,456,850
International Equity Funds - 11.7%

Developed International Equity Funds - 10.4%
Fidelity Diversified International Fund	11,602,683	326,847,578
Fidelity Europe Fund	4,150,784	120,995,339
Fidelity Japan Fund	4,084,802	44,851,123
Fidelity Overseas Fund	10,183,972	312,240,573
Fidelity Series International Growth Fund	5,423,492	53,909,509
Fidelity Series International Small Cap Fund	1,070,559	10,951,823
Fidelity Series International Value Fund	5,533,276	53,451,444
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		923,247,389
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	5,817,076	97,494,186
Fidelity Southeast Asia Fund	524,798	13,571,270
TOTAL EMERGING MARKETS EQUITY FUNDS		111,065,456
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,138,849,931)		1,034,312,845
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Capital & Income Fund	27,156,868	$ 242,239,262
Fidelity High Income Fund	27,286,809	236,576,637
TOTAL HIGH YIELD BOND FUNDS		478,815,899
Inflation-Protected Bond Funds - 3.5%
Fidelity Series Inflation-Protected Bond Index Fund	30,069,501	308,513,079
Investment Grade Bond Funds - 30.1%
Fidelity Series Investment Grade Bond Fund	168,383,772	1,926,310,353
Fidelity Strategic Real Return Fund	63,333,082	548,464,493
Fidelity Total Bond Fund	17,757,864	188,943,668
TOTAL INVESTMENT GRADE BOND FUNDS		2,663,718,514
TOTAL BOND FUNDS (Cost $3,351,768,109)		3,451,047,492
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Institutional Class	388,112,344	388,112,344
Fidelity Short-Term Bond Fund	46,547,705	389,604,290
TOTAL SHORT-TERM FUNDS (Cost $783,840,245)		777,716,634
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,761,465,505)	8,848,533,821
NET OTHER ASSETS - 0.0%	(14,816)
NET ASSETS - 100%	$ 8,848,519,005
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $448,557,563 of which $98,777,053 and $349,780,510 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $216,116,008 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $8,761,465,505) - See accompanying schedule		$ 8,848,533,821
Receivable for investments sold		1,364,068
Receivable for fund shares sold		13,425,406
Total assets		8,863,323,295

Liabilities
Payable for investments purchased	$ 14,131
Payable for fund shares redeemed	14,790,159
Total liabilities		14,804,290

Net Assets		$ 8,848,519,005
Net Assets consist of:
Paid in capital		$ 9,417,296,264
Undistributed net investment income		31,189,103
Accumulated undistributed net realized gain (loss) on investments		(687,034,678)
Net unrealized appreciation (depreciation) on investments		87,068,316
Net Assets, for 823,659,398 shares outstanding		$ 8,848,519,005
Net Asset Value, offering price and redemption price per share ($8,848,519,005 ÷ 823,659,398 shares)		$ 10.74

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 189,068,555

Expenses
Independent trustees' compensation	$ 26,351
Total expenses before reductions	26,351
Expense reductions	(26,351)	-
Net investment income (loss)		189,068,555
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(349,114,934)
Capital gain distributions from underlying funds	97,031,425	(252,083,509)
Change in net unrealized appreciation (depreciation) on underlying funds		2,373,045,954
Net gain (loss)		2,120,962,445
Net increase (decrease) in net assets resulting from operations		$ 2,310,031,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 189,068,555	$ 202,554,054
Net realized gain (loss)	(252,083,509)	(326,805,679)
Change in net unrealized appreciation (depreciation)	2,373,045,954	(1,984,567,659)
Net increase (decrease) in net assets resulting from operations	2,310,031,000	(2,108,819,284)
Distributions to shareholders from net investment income	(186,347,613)	(206,566,808)
Distributions to shareholders from net realized gain	(72,444,592)	(188,649,999)
Total distributions	(258,792,205)	(395,216,807)
Share transactions Proceeds from sales of shares	2,794,438,936	3,211,723,077
Reinvestment of distributions	258,226,466	394,517,096
Cost of shares redeemed	(2,344,790,821)	(2,129,469,007)
Net increase (decrease) in net assets resulting from share transactions	707,874,581	1,476,771,166
Total increase (decrease) in net assets	2,759,113,376	(1,027,264,925)

Net Assets
Beginning of period	6,089,405,629	7,116,670,554
End of period (including undistributed net investment income of $31,189,103 and undistributed net investment income of $28,468,161, respectively)	$ 8,848,519,005	$ 6,089,405,629
Other Information Shares
Sold	280,942,107	324,462,966
Issued in reinvestment of distributions	25,204,965	40,366,079
Redeemed	(231,218,469)	(222,766,865)
Net increase (decrease)	74,928,603	142,062,180

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.13	$ 11.73	$ 12.45	$ 11.98	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.24	.29	.34	.29	.25
Net realized and unrealized gain (loss)	2.70	(3.29)	(.38)	.72	1.13
Total from investment operations	2.94	(3.00)	(.04)	1.01	1.38
Distributions from net investment income	(.24)	(.30)	(.30)	(.23)	(.19)
Distributions from net realized gain	(.09)	(.30)	(.38)	(.31)	(.08)
Total distributions	(.33) E	(.60)	(.68)	(.54)	(.27)
Net asset value, end of period	$ 10.74	$ 8.13	$ 11.73	$ 12.45	$ 11.98
Total Return A	36.33%	(26.45)%	(.62)%	8.58%	12.83%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.38%	2.97%	2.68%	2.37%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,848,519	$ 6,089,406	$ 7,116,671	$ 5,098,514	$ 2,677,779
Portfolio turnover rate	30%	36%	24%	4%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.33 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.091 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.4	2.4
Fidelity Disciplined Equity Fund	8.3	9.3
Fidelity Equity-Income Fund	4.6	8.0
Fidelity Growth Company Fund	7.1	7.9
Fidelity Series 100 Index Fund	5.6	6.2
Fidelity Series All-Sector Equity Fund	7.5	7.5
Fidelity Series Large Cap Value Fund	8.1	8.6
Fidelity Series Small Cap Opportunities Fund	1.4	1.4
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Value Fund	0.8	0.8
	46.6	52.9
Developed International Equity Funds
Fidelity Diversified International Fund	4.4	4.5
Fidelity Europe Fund	1.7	2.4
Fidelity Japan Fund	0.6	0.6
Fidelity Overseas Fund	4.2	4.5
Fidelity Series International Growth Fund	0.8	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	0.7	0.0
	12.6	12.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.3	1.0
Fidelity Southeast Asia Fund	0.2	0.2
	1.5	1.2
High Yield Bond Funds
Fidelity Capital & Income Fund	3.8	3.8
Fidelity High Income Fund	3.6	3.6
	7.4	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	2.5	0.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	17.6	15.5
Fidelity Strategic Real Return Fund	5.0	5.1
Fidelity Total Bond Fund	1.8	4.1
	24.4	24.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.2	0.7
Fidelity Short-Term Bond Fund	1.3	0.8
	2.5	1.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.5%
Domestic Equity Funds	46.6%
Developed International Equity Funds	12.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	24.4%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds	52.9%
Developed International Equity Funds	12.0%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	1.5%

Expected
Commodity Funds	5.8%
Domestic Equity Funds	39.6%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.3%
Investment Grade Bond Funds	22.5%
Short-Term Funds	3.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2020 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 49.1%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund	49,320,435	$ 516,878,154
Domestic Equity Funds - 46.6%
Fidelity Blue Chip Growth Fund	12,139,469	487,156,894
Fidelity Disciplined Equity Fund	77,952,200	1,711,830,307
Fidelity Equity-Income Fund	22,854,279	949,595,301
Fidelity Growth Company Fund	19,881,339	1,453,922,304
Fidelity Series 100 Index Fund	138,757,869	1,150,302,735
Fidelity Series All-Sector Equity Fund	128,951,281	1,549,994,397
Fidelity Series Large Cap Value Fund	139,699,296	1,658,230,641
Fidelity Series Small Cap Opportunities Fund (a)	31,390,644	280,004,545
Fidelity Small Cap Growth Fund (a)	12,428,008	166,783,862
Fidelity Small Cap Value Fund	12,013,468	166,146,259
TOTAL DOMESTIC EQUITY FUNDS		9,573,967,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,627,869,842)		10,090,845,399
International Equity Funds - 14.1%

Developed International Equity Funds - 12.6%
Fidelity Diversified International Fund	32,016,854	901,914,773
Fidelity Europe Fund	12,044,360	351,093,088
Fidelity Japan Fund	11,943,432	131,138,889
Fidelity Overseas Fund	28,210,111	864,922,013
Fidelity Series International Growth Fund	15,649,909	155,560,091
Fidelity Series International Small Cap Fund	3,048,022	31,181,268
Fidelity Series International Value Fund	15,953,254	154,108,433
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,589,918,555
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund	16,451,724	275,730,899
Fidelity Southeast Asia Fund	1,476,463	38,181,327
TOTAL EMERGING MARKETS EQUITY FUNDS		313,912,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,927,728,430)		2,903,830,781
Bond Funds - 34.3%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Capital & Income Fund	87,167,281	$ 777,532,143
Fidelity High Income Fund	84,974,041	736,724,933
TOTAL HIGH YIELD BOND FUNDS		1,514,257,076
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund	50,458,588	517,705,117
Investment Grade Bond Funds - 24.4%
Fidelity Series Investment Grade Bond Fund	317,057,204	3,627,134,417
Fidelity Strategic Real Return Fund	118,211,656	1,023,712,939
Fidelity Total Bond Fund	34,808,327	370,360,599
TOTAL INVESTMENT GRADE BOND FUNDS		5,021,207,955
TOTAL BOND FUNDS (Cost $6,840,141,728)		7,053,170,148
Short-Term Funds - 2.5%

Fidelity Institutional Money Market Portfolio Institutional Class	257,201,793	257,201,793
Fidelity Short-Term Bond Fund	30,824,007	257,996,936
TOTAL SHORT-TERM FUNDS (Cost $514,751,083)		515,198,729
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,910,491,083)	20,563,045,057
NET OTHER ASSETS - 0.0%	(5,091)
NET ASSETS - 100%	$ 20,563,039,966
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $1,397,297,546 of which $233,519,669 and $1,163,777,877 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $558,714,949 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $19,910,491,083) - See accompanying schedule		$ 20,563,045,057
Cash		10
Receivable for investments sold		49,689,952
Receivable for fund shares sold		29,114,625
Other receivables		52,235
Total assets		20,641,901,879

Liabilities
Payable for investments purchased	$ 263
Payable for fund shares redeemed	78,809,415
Other payables and accrued expenses	52,235
Total liabilities		78,861,913

Net Assets		$ 20,563,039,966
Net Assets consist of:
Paid in capital		$ 21,855,583,175
Undistributed net investment income		56,155,950
Accumulated undistributed net realized gain (loss) on investments		(2,001,253,133)
Net unrealized appreciation (depreciation) on investments		652,553,974
Net Assets, for 1,583,793,452 shares outstanding		$ 20,563,039,966
Net Asset Value, offering price and redemption price per share ($20,563,039,966 ÷ 1,583,793,452 shares)		$ 12.98

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 430,982,829
Interest		3
Total income		430,982,832

Expenses
Independent trustees' compensation	$ 62,323
Total expenses before reductions	62,323
Expense reductions	(62,323)	-
Net investment income (loss)		430,982,832
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,109,153,670)
Capital gain distributions from underlying funds	248,083,951	(861,069,719)
Change in net unrealized appreciation (depreciation) on underlying funds		6,624,475,024
Net gain (loss)		5,763,405,305
Net increase (decrease) in net assets resulting from operations		$ 6,194,388,137

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 430,982,832	$ 480,290,583
Net realized gain (loss)	(861,069,719)	(883,613,607)
Change in net unrealized appreciation (depreciation)	6,624,475,024	(6,118,556,930)
Net increase (decrease) in net assets resulting from operations	6,194,388,137	(6,521,879,954)
Distributions to shareholders from net investment income	(444,938,539)	(448,935,720)
Distributions to shareholders from net realized gain	(164,228,908)	(718,344,659)
Total distributions	(609,167,447)	(1,167,280,379)
Share transactions Proceeds from sales of shares	5,028,232,698	5,577,556,385
Reinvestment of distributions	607,974,246	1,165,443,761
Cost of shares redeemed	(4,975,083,602)	(4,765,588,496)
Net increase (decrease) in net assets resulting from share transactions	661,123,342	1,977,411,650
Total increase (decrease) in net assets	6,246,344,032	(5,711,748,683)

Net Assets
Beginning of period	14,316,695,934	20,028,444,617
End of period (including undistributed net investment income of $56,155,950 and undistributed net investment income of $70,111,657, respectively)	$ 20,563,039,966	$ 14,316,695,934
Other Information Shares
Sold	424,742,366	470,377,156
Issued in reinvestment of distributions	49,503,195	94,637,136
Redeemed	(410,596,584)	(410,884,583)
Net increase (decrease)	63,648,977	154,129,709

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 9.42	$ 14.66	$ 15.84	$ 15.37	$ 13.71
Income from Investment Operations
Net investment income (loss) B	.27	.33	.36	.31	.27
Net realized and unrealized gain (loss)	3.68	(4.74)	(.50)	1.03	1.72
Total from investment operations	3.95	(4.41)	(.14)	1.34	1.99
Distributions from net investment income	(.29)	(.31)	(.37)	(.28)	(.23)
Distributions from net realized gain	(.11)	(.52)	(.67)	(.59)	(.10)
Total distributions	(.39) E	(.83)	(1.04)	(.87)	(.33)
Net asset value, end of period	$ 12.98	$ 9.42	$ 14.66	$ 15.84	$ 15.37
Total Return A	42.19%	(31.39)%	(1.32)%	8.95%	14.64%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.30%	2.73%	2.24%	1.99%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,563,040	$ 14,316,696	$ 20,028,445	$ 18,305,525	$ 13,847,298
Portfolio turnover rate	29%	35%	35%	7%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	2.9	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.6	2.6
Fidelity Disciplined Equity Fund	9.3	10.1
Fidelity Equity-Income Fund	5.2	8.7
Fidelity Growth Company Fund	7.9	8.5
Fidelity Series 100 Index Fund	6.2	6.7
Fidelity Series All-Sector Equity Fund	8.4	8.0
Fidelity Series Large Cap Value Fund	9.0	9.3
Fidelity Series Small Cap Opportunities Fund	1.5	1.5
Fidelity Small Cap Growth Fund	0.9	0.8
Fidelity Small Cap Value Fund	0.9	0.9
	51.9	57.1
Developed International Equity Funds
Fidelity Diversified International Fund	4.8	4.9
Fidelity Europe Fund	1.8	2.6
Fidelity Japan Fund	0.7	0.7
Fidelity Overseas Fund	4.7	4.9
Fidelity Series International Growth Fund	1.0	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	0.9	0.0
	14.1	13.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.5	1.1
Fidelity Southeast Asia Fund	0.2	0.2
	1.7	1.3
High Yield Bond Funds
Fidelity Capital & Income Fund	3.9	3.9
Fidelity High Income Fund	3.7	3.7
	7.6	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	1.5	0.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	14.8	13.0
Fidelity Strategic Real Return Fund	4.0	4.3
Fidelity Total Bond Fund	1.5	3.4
	20.3	20.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	0.0*	0.0
Fidelity Short-Term Bond Fund	0.0*	0.0
	0.0*	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.9%
Domestic Equity Funds	51.9%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	1.5%
Investment Grade Bond Funds	20.3%
Short-Term Funds*	0.0%

Six months ago
Domestic Equity Funds	57.1%
Developed International Equity Funds	13.1%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	20.7%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	45.2%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.0%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2025 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 54.8%
	Shares	Value
Commodity Funds - 2.9%
Fidelity Series Commodity Strategy Fund	25,582,153	$ 268,100,967
Domestic Equity Funds - 51.9%
Fidelity Blue Chip Growth Fund	6,125,714	245,824,909
Fidelity Disciplined Equity Fund	39,327,217	863,625,678
Fidelity Equity-Income Fund	11,564,510	480,505,373
Fidelity Growth Company Fund	9,977,211	729,633,430
Fidelity Series 100 Index Fund	70,014,490	580,420,118
Fidelity Series All-Sector Equity Fund	65,046,945	781,864,279
Fidelity Series Large Cap Value Fund	70,471,831	836,500,628
Fidelity Series Small Cap Opportunities Fund (a)	15,805,861	140,988,278
Fidelity Small Cap Growth Fund (a)	6,259,940	84,008,394
Fidelity Small Cap Value Fund	6,050,874	83,683,582
TOTAL DOMESTIC EQUITY FUNDS		4,827,054,669
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,262,668,964)		5,095,155,636
International Equity Funds - 15.8%

Developed International Equity Funds - 14.1%
Fidelity Diversified International Fund	16,000,011	450,720,317
Fidelity Europe Fund	5,659,241	164,966,862
Fidelity Japan Fund	5,604,045	61,532,414
Fidelity Overseas Fund	14,230,225	436,298,684
Fidelity Series International Growth Fund	8,905,293	88,518,612
Fidelity Series International Small Cap Fund	1,736,828	17,767,748
Fidelity Series International Value Fund	9,104,147	87,946,059
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,307,750,696
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	8,552,197	143,334,817
Fidelity Southeast Asia Fund	706,917	18,280,884
TOTAL EMERGING MARKETS EQUITY FUNDS		161,615,701
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,656,070,679)		1,469,366,397
Bond Funds - 29.4%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Capital & Income Fund	40,659,439	$ 362,682,195
Fidelity High Income Fund	40,347,967	349,816,870
TOTAL HIGH YIELD BOND FUNDS		712,499,065
Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund	13,511,591	138,628,927
Investment Grade Bond Funds - 20.3%
Fidelity Series Investment Grade Bond Fund	119,856,907	1,371,163,012
Fidelity Strategic Real Return Fund	43,359,455	375,492,879
Fidelity Total Bond Fund	13,048,907	138,840,373
TOTAL INVESTMENT GRADE BOND FUNDS		1,885,496,264
TOTAL BOND FUNDS (Cost $2,689,655,724)		2,736,624,256
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Institutional Class	152,427	152,427
Fidelity Short-Term Bond Fund	18,272	152,935
TOTAL SHORT-TERM FUNDS (Cost $305,343)		305,362
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,608,700,710)	9,301,451,651
NET OTHER ASSETS - 0.0%	(58)
NET ASSETS - 100%	$ 9,301,451,593
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $325,610,187 of which $128,436,443 and $197,173,744 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $9,608,700,710) - See accompanying schedule		$ 9,301,451,651
Cash		11
Receivable for investments sold		35,259
Receivable for fund shares sold		15,173,640
Total assets		9,316,660,561

Liabilities
Payable for investments purchased	$ 323,245
Payable for fund shares redeemed	14,885,723
Total liabilities		15,208,968

Net Assets		$ 9,301,451,593
Net Assets consist of:
Paid in capital		$ 9,904,490,959
Undistributed net investment income		25,412,736
Accumulated undistributed net realized gain (loss) on investments		(321,203,043)
Net unrealized appreciation (depreciation) on investments		(307,249,059)
Net Assets, for 863,443,796 shares outstanding		$ 9,301,451,593
Net Asset Value, offering price and redemption price per share ($9,301,451,593 ÷ 863,443,796 shares)		$ 10.77

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 178,667,186

Expenses
Independent trustees' compensation	$ 26,527
Total expenses before reductions	26,527
Expense reductions	(26,527)	-
Net investment income (loss)		178,667,186
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(8,579,206)
Capital gain distributions from underlying funds	114,477,941	105,898,735
Change in net unrealized appreciation (depreciation) on underlying funds		2,466,360,217
Net gain (loss)		2,572,258,952
Net increase (decrease) in net assets resulting from operations		$ 2,750,926,138

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,667,186	$ 168,963,808
Net realized gain (loss)	105,898,735	(322,764,552)
Change in net unrealized appreciation (depreciation)	2,466,360,217	(2,382,142,055)
Net increase (decrease) in net assets resulting from operations	2,750,926,138	(2,535,942,799)
Distributions to shareholders from net investment income	(173,115,738)	(171,882,739)
Distributions to shareholders from net realized gain	(78,645,788)	(211,227,891)
Total distributions	(251,761,526)	(383,110,630)
Share transactions Proceeds from sales of shares	2,944,744,149	3,202,233,157
Reinvestment of distributions	251,459,641	382,799,740
Cost of shares redeemed	(2,192,604,773)	(1,518,332,456)
Net increase (decrease) in net assets resulting from share transactions	1,003,599,017	2,066,700,441
Total increase (decrease) in net assets	3,502,763,629	(852,352,988)

Net Assets
Beginning of period	5,798,687,964	6,651,040,952
End of period (including undistributed net investment income of $25,412,736 and undistributed net investment income of $19,861,288, respectively)	$ 9,301,451,593	$ 5,798,687,964
Other Information Shares
Sold	301,762,904	328,872,946
Issued in reinvestment of distributions	24,578,310	38,379,248
Redeemed	(218,232,354)	(159,304,121)
Net increase (decrease)	108,108,860	207,948,073

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.68	$ 12.15	$ 13.05	$ 12.52	$ 11.07
Income from Investment Operations
Net investment income (loss) B	.22	.26	.28	.24	.21
Net realized and unrealized gain (loss)	3.18	(4.10)	(.49)	.89	1.48
Total from investment operations	3.40	(3.84)	(.21)	1.13	1.69
Distributions from net investment income	(.21)	(.26)	(.25)	(.19)	(.15)
Distributions from net realized gain	(.10)	(.37)	(.44)	(.41)	(.10)
Total distributions	(.31) F	(.63)	(.69)	(.60)	(.24) E
Net asset value, end of period	$ 10.77	$ 7.68	$ 12.15	$ 13.05	$ 12.52
Total Return A	44.43%	(32.84)%	(2.00)%	9.18%	15.41%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	2.21%	2.64%	2.16%	1.88%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,301,452	$ 5,798,688	$ 6,651,041	$ 4,349,197	$ 2,099,810
Portfolio turnover rate	26%	29%	24%	3%	1%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.24 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.095 per share.

F Total distributions of $.31 per share is comprised of distributions from net investment income of $.210 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.4	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	2.9	3.0
Fidelity Disciplined Equity Fund	10.1	11.2
Fidelity Equity-Income Fund	5.7	9.7
Fidelity Growth Company Fund	8.6	9.5
Fidelity Series 100 Index Fund	6.8	7.4
Fidelity Series All-Sector Equity Fund	9.1	9.0
Fidelity Series Large Cap Value Fund	9.8	10.3
Fidelity Series Small Cap Opportunities Fund	1.7	1.7
Fidelity Small Cap Growth Fund	1.0	0.9
Fidelity Small Cap Value Fund	1.0	1.0
	56.7	63.7
Developed International Equity Funds
Fidelity Diversified International Fund	5.2	5.4
Fidelity Europe Fund	2.0	2.9
Fidelity Japan Fund	0.8	0.8
Fidelity Overseas Fund	5.0	5.4
Fidelity Series International Growth Fund	1.1	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.1	0.0
	15.4	14.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.7	1.1
Fidelity Southeast Asia Fund	0.3	0.2
	2.0	1.3
High Yield Bond Funds
Fidelity Capital & Income Fund	4.0	3.9
Fidelity High Income Fund	3.8	3.7
	7.8	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund	0.2	0.0*
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	10.9	8.1
Fidelity Strategic Real Return Fund	2.5	2.6
Fidelity Total Bond Fund	1.1	2.2
	14.5	12.9
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.4%
Domestic Equity Funds	56.7%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	14.5%

Six months ago
Domestic Equity Funds	63.7%
Developed International Equity Funds	14.5%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds*	0.0%
Investment Grade Bond Funds	12.9%

Expected
Commodity Funds	7.1%
Domestic Equity Funds	48.4%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

* Amount represents less than 0.1%

Annual Report

Fidelity Freedom 2030 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund	47,181,139	$ 494,458,333
Domestic Equity Funds - 56.7%
Fidelity Blue Chip Growth Fund	10,466,571	420,023,482
Fidelity Disciplined Equity Fund	67,442,937	1,481,046,903
Fidelity Equity-Income Fund	20,174,844	838,264,769
Fidelity Growth Company Fund	17,192,895	1,257,316,389
Fidelity Series 100 Index Fund	119,902,096	993,988,375
Fidelity Series All-Sector Equity Fund	110,639,204	1,329,883,226
Fidelity Series Large Cap Value Fund	120,419,627	1,429,380,973
Fidelity Series Small Cap Opportunities Fund (a)	27,265,674	243,209,816
Fidelity Small Cap Growth Fund (a)	10,747,897	144,236,775
Fidelity Small Cap Value Fund	10,394,859	143,760,905
TOTAL DOMESTIC EQUITY FUNDS		8,281,111,613
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,513,700,706)		8,775,569,946
International Equity Funds - 17.4%

Developed International Equity Funds - 15.4%
Fidelity Diversified International Fund	26,904,961	757,912,744
Fidelity Europe Fund	10,218,387	297,865,979
Fidelity Japan Fund	10,056,419	110,419,477
Fidelity Overseas Fund	23,783,641	729,206,446
Fidelity Series International Growth Fund	16,206,021	161,087,851
Fidelity Series International Small Cap Fund	3,154,140	32,266,850
Fidelity Series International Value Fund	16,552,835	159,900,383
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,248,659,730

	Shares	Value
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	15,008,950	$ 251,550,007
Fidelity Southeast Asia Fund	1,304,940	33,745,756
TOTAL EMERGING MARKETS EQUITY FUNDS		285,295,763
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,625,718,494)		2,533,955,493
Bond Funds - 22.5%

High Yield Bond Funds - 7.8%
Fidelity Capital & Income Fund	65,252,281	582,050,345
Fidelity High Income Fund	63,593,009	551,351,392
TOTAL HIGH YIELD BOND FUNDS		1,133,401,737
Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund	3,340,426	34,272,769
Investment Grade Bond Funds - 14.5%
Fidelity Series Investment Grade Bond Fund	138,687,555	1,586,585,626
Fidelity Strategic Real Return Fund	42,828,581	370,895,508
Fidelity Total Bond Fund	15,107,776	160,746,736
TOTAL INVESTMENT GRADE BOND FUNDS		2,118,227,870
TOTAL BOND FUNDS (Cost $3,187,360,927)		3,285,902,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,326,780,127)	14,595,427,815
NET OTHER ASSETS - 0.0%	(31)
NET ASSETS - 100%	$ 14,595,427,784
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $1,009,569,832 of which $175,742,492 and $833,827,340 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $463,232,705 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $14,326,780,127) - See accompanying schedule		$ 14,595,427,815
Cash		59
Receivable for investments sold		35,071,714
Receivable for fund shares sold		26,012,569
Other receivables		35,526
Total assets		14,656,547,683

Liabilities
Payable for investments purchased	$ 89
Payable for fund shares redeemed	61,084,284
Other payables and accrued expenses	35,526
Total liabilities		61,119,899

Net Assets		$ 14,595,427,784
Net Assets consist of:
Paid in capital		$ 15,803,340,446
Undistributed net investment income		33,035,653
Accumulated undistributed net realized gain (loss) on investments		(1,509,596,003)
Net unrealized appreciation (depreciation) on investments		268,647,688
Net Assets, for 1,134,275,114 shares outstanding		$ 14,595,427,784
Net Asset Value, offering price and redemption price per share ($14,595,427,784 ÷ 1,134,275,114 shares)		$ 12.87

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 262,653,257

Expenses
Independent trustees' compensation	$ 43,303
Total expenses before reductions	43,303
Expense reductions	(43,303)	-
Net investment income (loss)		262,653,257
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(975,389,969)
Capital gain distributions from underlying funds	185,363,187	(790,026,782)
Change in net unrealized appreciation (depreciation) on underlying funds		5,268,821,959
Net gain (loss)		4,478,795,177
Net increase (decrease) in net assets resulting from operations		$ 4,741,448,434

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,653,257	$ 270,588,071
Net realized gain (loss)	(790,026,782)	(552,847,773)
Change in net unrealized appreciation (depreciation)	5,268,821,959	(4,886,743,804)
Net increase (decrease) in net assets resulting from operations	4,741,448,434	(5,169,003,506)
Distributions to shareholders from net investment income	(265,989,973)	(267,331,657)
Distributions to shareholders from net realized gain	(116,585,700)	(539,880,032)
Total distributions	(382,575,673)	(807,211,689)
Share transactions Proceeds from sales of shares	3,811,353,981	4,346,782,800
Reinvestment of distributions	381,969,443	806,106,328
Cost of shares redeemed	(3,642,108,716)	(2,938,074,652)
Net increase (decrease) in net assets resulting from share transactions	551,214,708	2,214,814,476
Total increase (decrease) in net assets	4,910,087,469	(3,761,400,719)

Net Assets
Beginning of period	9,685,340,315	13,446,741,034
End of period (including undistributed net investment income of $33,035,653 and undistributed net investment income of $36,372,369, respectively)	$ 14,595,427,784	$ 9,685,340,315
Other Information Shares
Sold	330,014,978	374,817,642
Issued in reinvestment of distributions	31,482,504	62,924,841
Redeemed	(306,616,363)	(253,721,173)
Net increase (decrease)	54,881,119	184,021,310

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.97	$ 15.02	$ 16.36	$ 15.82	$ 13.81
Income from Investment Operations
Net investment income (loss) B	.23	.27	.28	.24	.22
Net realized and unrealized gain (loss)	4.02	(5.46)	(.63)	1.21	2.09
Total from investment operations	4.25	(5.19)	(.35)	1.45	2.31
Distributions from net investment income	(.24)	(.27)	(.27)	(.21)	(.19)
Distributions from net realized gain	(.11)	(.59)	(.72)	(.70)	(.11)
Total distributions	(.35) E	(.86)	(.99)	(.91)	(.30)
Net asset value, end of period	$ 12.87	$ 8.97	$ 15.02	$ 16.36	$ 15.82
Total Return A	47.57%	(36.25)%	(2.65)%	9.40%	16.86%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	2.01%	2.29%	1.72%	1.51%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,595,428	$ 9,685,340	$ 13,446,741	$ 11,878,413	$ 8,550,504
Portfolio turnover rate	29%	23%	36%	6%	5%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.35 per share is comprised of distributions from net investment income of $.240 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.1
Fidelity Disciplined Equity Fund	10.9	11.8
Fidelity Equity-Income Fund	6.1	10.1
Fidelity Growth Company Fund	9.2	9.9
Fidelity Series 100 Index Fund	7.3	7.8
Fidelity Series All-Sector Equity Fund	9.9	9.4
Fidelity Series Large Cap Value Fund	10.6	10.8
Fidelity Series Small Cap Opportunities Fund	1.8	1.7
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.0	1.0
	61.0	66.6
Developed International Equity Funds
Fidelity Diversified International Fund	5.6	5.7
Fidelity Europe Fund	2.0	3.0
Fidelity Japan Fund	0.8	0.8
Fidelity Overseas Fund	5.5	5.7
Fidelity Series International Growth Fund	1.2	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.2	0.0
	16.5	15.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.2
Fidelity Southeast Asia Fund	0.2	0.3
	2.1	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund	3.8	3.9
Fidelity High Income Fund	3.7	3.6
	7.5	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	6.9	5.8
Fidelity Strategic Real Return Fund	1.7	1.9
Fidelity Total Bond Fund	0.8	1.5
	9.4	9.2
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	61.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	66.6%
Developed International Equity Funds	15.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.2%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2035 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund	19,969,233	$ 209,277,567
Domestic Equity Funds - 61.0%
Fidelity Blue Chip Growth Fund	4,706,393	188,867,541
Fidelity Disciplined Equity Fund	30,226,571	663,775,492
Fidelity Equity-Income Fund	8,969,895	372,699,140
Fidelity Growth Company Fund	7,678,377	561,519,695
Fidelity Series 100 Index Fund	53,835,492	446,296,225
Fidelity Series All-Sector Equity Fund	49,881,125	599,571,120
Fidelity Series Large Cap Value Fund	54,102,417	642,195,692
Fidelity Series Small Cap Opportunities Fund (a)	12,135,987	108,253,006
Fidelity Small Cap Growth Fund (a)	4,801,451	64,435,468
Fidelity Small Cap Value Fund	4,644,176	64,228,953
TOTAL DOMESTIC EQUITY FUNDS		3,711,842,332
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,014,790,409)		3,921,119,899
International Equity Funds - 18.6%

Developed International Equity Funds - 16.5%
Fidelity Diversified International Fund	12,151,997	342,321,743
Fidelity Europe Fund	4,217,964	122,953,661
Fidelity Japan Fund	4,188,734	45,992,299
Fidelity Overseas Fund	10,907,708	334,430,328
Fidelity Series International Growth Fund	7,341,456	72,974,072
Fidelity Series International Small Cap Fund	1,432,934	14,658,912
Fidelity Series International Value Fund	7,516,399	72,608,417
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,005,939,432

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	6,707,973	$ 112,425,635
Fidelity Southeast Asia Fund	534,052	13,810,592
TOTAL EMERGING MARKETS EQUITY FUNDS		126,236,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,260,381,775)		1,132,175,659
Bond Funds - 16.9%

High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund	25,864,852	230,714,478
Fidelity High Income Fund	25,999,580	225,416,357
TOTAL HIGH YIELD BOND FUNDS		456,130,835
Investment Grade Bond Funds - 9.4%
Fidelity Series Investment Grade Bond Fund	36,827,996	421,312,279
Fidelity Strategic Real Return Fund	12,179,143	105,471,377
Fidelity Total Bond Fund	4,303,852	45,792,982
TOTAL INVESTMENT GRADE BOND FUNDS		572,576,638
TOTAL BOND FUNDS (Cost $1,007,271,249)		1,028,707,473
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,282,443,433)	6,082,003,031
NET OTHER ASSETS - 0.0%	(66)
NET ASSETS - 100%	$ 6,082,002,965
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $185,857,582 of which $97,863,769 and $87,993,813 will expire on March 31, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $6,282,443,433) - See accompanying schedule		$ 6,082,003,031
Receivable for investments sold		325,068
Receivable for fund shares sold		12,037,488
Total assets		6,094,365,587

Liabilities
Payable for investments purchased	$ 1,812,434
Payable for fund shares redeemed	10,550,188
Total liabilities		12,362,622

Net Assets		$ 6,082,002,965
Net Assets consist of:
Paid in capital		$ 6,453,439,891
Undistributed net investment income		12,052,923
Accumulated undistributed net realized gain (loss) on investments		(183,049,447)
Net unrealized appreciation (depreciation) on investments		(200,440,402)
Net Assets, for 570,537,943 shares outstanding		$ 6,082,002,965
Net Asset Value, offering price and redemption price per share ($6,082,002,965 ÷ 570,537,943 shares)		$ 10.66

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 99,093,044

Expenses
Independent trustees' compensation	$ 16,909
Total expenses before reductions	16,909
Expense reductions	(16,909)	-
Net investment income (loss)		99,093,044
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	588,242
Capital gain distributions from underlying funds	77,783,838	78,372,080
Change in net unrealized appreciation (depreciation) on underlying funds		1,711,374,473
Net gain (loss)		1,789,746,553
Net increase (decrease) in net assets resulting from operations		$ 1,888,839,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 99,093,044	$ 85,703,102
Net realized gain (loss)	78,372,080	(200,159,031)
Change in net unrealized appreciation (depreciation)	1,711,374,473	(1,626,321,311)
Net increase (decrease) in net assets resulting from operations	1,888,839,597	(1,740,777,240)
Distributions to shareholders from net investment income	(97,268,213)	(82,310,020)
Distributions to shareholders from net realized gain	(51,556,134)	(144,516,516)
Total distributions	(148,824,347)	(226,826,536)
Share transactions Proceeds from sales of shares	2,084,364,224	2,224,664,186
Reinvestment of distributions	148,704,385	226,695,516
Cost of shares redeemed	(1,467,111,621)	(822,702,432)
Net increase (decrease) in net assets resulting from share transactions	765,956,988	1,628,657,270
Total increase (decrease) in net assets	2,505,972,238	(338,946,506)

Net Assets
Beginning of period	3,576,030,727	3,914,977,233
End of period (including undistributed net investment income of $12,052,923 and undistributed net investment income of $10,228,093, respectively)	$ 6,082,002,965	$ 3,576,030,727
Other Information Shares
Sold	218,713,922	234,638,302
Issued in reinvestment of distributions	14,708,985	21,849,305
Redeemed	(148,683,585)	(86,270,500)
Net increase (decrease)	84,739,322	170,217,107

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.36	$ 12.41	$ 13.48	$ 12.89	$ 11.22
Income from Investment Operations
Net investment income (loss) B	.18	.22	.23	.19	.18
Net realized and unrealized gain (loss)	3.40	(4.63)	(.57)	1.01	1.73
Total from investment operations	3.58	(4.41)	(.34)	1.20	1.91
Distributions from net investment income	(.18)	(.20)	(.21)	(.17)	(.13)
Distributions from net realized gain	(.10)	(.44)	(.52)	(.44)	(.11)
Total distributions	(.28)E	(.64)	(.73)	(.61)	(.24)
Net asset value, end of period	$ 10.66	$ 7.36	$ 12.41	$ 13.48	$ 12.89
Total ReturnA	48.79%	(37.11)%	(3.00)%	9.51%	17.18%
Ratios to Average Net AssetsC, D
Expenses before reductions	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.91%	2.24%	1.70%	1.50%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,082,003	$ 3,576,031	$ 3,914,977	$ 2,553,737	$ 1,155,906
Portfolio turnover rate	25%	20%	28%	3%	1%

A Total returns for periods of less than one year are not annualized.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.28 per share is comprised of distributions from net investment income of $.180 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.1
Fidelity Disciplined Equity Fund	11.1	12.0
Fidelity Equity-Income Fund	6.1	10.3
Fidelity Growth Company Fund	9.4	10.1
Fidelity Series 100 Index Fund	7.4	7.9
Fidelity Series All-Sector Equity Fund	10.0	9.5
Fidelity Series Large Cap Value Fund	10.7	11.0
Fidelity Series Small Cap Opportunities Fund	1.8	1.8
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.0
	61.8	67.7
Developed International Equity Funds
Fidelity Diversified International Fund	5.7	5.8
Fidelity Europe Fund	2.1	3.1
Fidelity Japan Fund	0.8	0.8
Fidelity Overseas Fund	5.6	5.8
Fidelity Series International Growth Fund	1.2	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.2	0.0
	16.8	15.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.2
Fidelity Southeast Asia Fund	0.2	0.2
	2.1	1.4
High Yield Bond Funds
Fidelity Capital & Income Fund	4.6	4.8
Fidelity High Income Fund	4.5	4.6
	9.1	9.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	5.0	3.8
Fidelity Strategic Real Return Fund	1.1	1.2
Fidelity Total Bond Fund	0.6	1.0
	6.7	6.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	61.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	6.7%

Six months ago
Domestic Equity Funds	67.7%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.4%
High Yield Bond Funds	9.4%
Investment Grade Bond Funds	6.0%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	54.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2040 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund	28,684,387	$ 300,612,378
Domestic Equity Funds - 61.8%
Fidelity Blue Chip Growth Fund	6,773,481	271,819,782
Fidelity Disciplined Equity Fund	43,450,538	954,173,803
Fidelity Equity-Income Fund	12,782,950	531,131,581
Fidelity Growth Company Fund	11,048,052	807,944,062
Fidelity Series 100 Index Fund	77,359,485	641,310,131
Fidelity Series All-Sector Equity Fund	71,645,704	861,181,361
Fidelity Series Large Cap Value Fund	77,827,065	923,807,259
Fidelity Series Small Cap Opportunities Fund (a)	17,473,588	155,864,405
Fidelity Small Cap Growth Fund (a)	6,918,037	92,840,056
Fidelity Small Cap Value Fund	6,690,366	92,527,758
TOTAL DOMESTIC EQUITY FUNDS		5,332,600,198
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,484,108,613)		5,633,212,576
International Equity Funds - 18.9%

Developed International Equity Funds - 16.8%
Fidelity Diversified International Fund	17,440,260	491,292,117
Fidelity Europe Fund	6,261,022	182,508,806
Fidelity Japan Fund	6,216,570	68,257,941
Fidelity Overseas Fund	15,649,011	479,798,688
Fidelity Series International Growth Fund	10,375,453	103,132,005
Fidelity Series International Small Cap Fund	2,021,824	20,683,260
Fidelity Series International Value Fund	10,616,722	102,557,538
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,448,230,355

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	9,607,004	$ 161,013,385
Fidelity Southeast Asia Fund	777,600	20,108,743
TOTAL EMERGING MARKETS EQUITY FUNDS		181,122,128
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,709,485,510)		1,629,352,483
Bond Funds - 15.8%

High Yield Bond Funds - 9.1%
Fidelity Capital & Income Fund	44,648,290	398,262,746
Fidelity High Income Fund	44,253,597	383,678,686
TOTAL HIGH YIELD BOND FUNDS		781,941,432
Investment Grade Bond Funds - 6.7%
Fidelity Series Investment Grade Bond Fund	37,463,934	428,587,410
Fidelity Strategic Real Return Fund	11,530,302	99,852,415
Fidelity Total Bond Fund	4,658,292	49,564,226
TOTAL INVESTMENT GRADE BOND FUNDS		578,004,051
TOTAL BOND FUNDS (Cost $1,311,713,809)		1,359,945,483
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,505,307,932)	8,622,510,542
NET OTHER ASSETS - 0.0%	(8)
NET ASSETS - 100%	$ 8,622,510,534
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $513,694,934 of which $90,976,931 and $422,718,003 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $242,537,064 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $8,505,307,932) - See accompanying schedule		$ 8,622,510,542
Cash		39
Receivable for investments sold		15,639,208
Receivable for fund shares sold		18,959,684
Total assets		8,657,109,473

Liabilities
Payable for investments purchased	$ 49
Payable for fund shares redeemed	34,598,890
Total liabilities		34,598,939

Net Assets		$ 8,622,510,534
Net Assets consist of:
Paid in capital		$ 9,265,552,927
Undistributed net investment income		16,561,105
Accumulated undistributed net realized gain (loss) on investments		(776,806,108)
Net unrealized appreciation (depreciation) on investments		117,202,610
Net Assets, for 1,157,371,142 shares outstanding		$ 8,622,510,534
Net Asset Value, offering price and redemption price per share ($8,622,510,534 ÷ 1,157,371,142 shares)		$ 7.45

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 145,813,756
Interest		1
Total income		145,813,757

Expenses
Independent trustees' compensation	$ 24,704
Total expenses before reductions	24,704
Expense reductions	(24,704)	-
Net investment income (loss)		145,813,757
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(522,303,463)
Capital gain distributions from underlying funds	110,474,838	(411,828,625)
Change in net unrealized appreciation (depreciation) on underlying funds		3,087,940,223
Net gain (loss)		2,676,111,598
Net increase (decrease) in net assets resulting from operations		$ 2,821,925,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 145,813,757	$ 139,495,117
Net realized gain (loss)	(411,828,625)	(279,359,134)
Change in net unrealized appreciation (depreciation)	3,087,940,223	(2,794,544,369)
Net increase (decrease) in net assets resulting from operations	2,821,925,355	(2,934,408,386)
Distributions to shareholders from net investment income	(139,996,855)	(138,458,577)
Distributions to shareholders from net realized gain	(78,180,781)	(276,991,800)
Total distributions	(218,177,636)	(415,450,377)
Share transactions Proceeds from sales of shares	2,742,492,861	2,916,595,155
Reinvestment of distributions	217,751,292	414,693,332
Cost of shares redeemed	(2,277,784,584)	(1,655,688,497)
Net increase (decrease) in net assets resulting from share transactions	682,459,569	1,675,599,990
Total increase (decrease) in net assets	3,286,207,288	(1,674,258,773)

Net Assets
Beginning of period	5,336,303,246	7,010,562,019
End of period (including undistributed net investment income of $16,561,105 and undistributed net investment income of $12,106,447, respectively)	$ 8,622,510,534	$ 5,336,303,246
Other Information Shares
Sold	412,793,081	438,869,569
Issued in reinvestment of distributions	30,945,035	55,254,584
Redeemed	(333,242,094)	(244,734,846)
Net increase (decrease)	110,496,022	249,389,307

Financial Highlights

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 5.10	$ 8.79	$ 9.68	$ 9.33	$ 8.10
Income from Investment Operations
Net investment income (loss) B	.13	.15	.16	.14	.13
Net realized and unrealized gain (loss)	2.42	(3.35)	(.42)	.74	1.29
Total from investment operations	2.55	(3.20)	(.26)	.88	1.42
Distributions from net investment income	(.13)	(.15)	(.15)	(.13)	(.10)
Distributions from net realized gain	(.07)	(.34)	(.48)	(.40)	(.09)
Total distributions	(.20) E	(.49)	(.63)	(.53)	(.19)
Net asset value, end of period	$ 7.45	$ 5.10	$ 8.79	$ 9.68	$ 9.33
Total Return A	50.14%	(38.20)%	(3.29)%	9.68%	17.65%
Ratios to Average Net Assets C, D
Expenses before reductions	.00%	.00%	.00%	.00%	.01%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.01%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.01%
Net investment income (loss)	1.94%	2.22%	1.66%	1.49%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,622,511	$ 5,336,303	$ 7,010,562	$ 5,894,929	$ 3,867,885
Portfolio turnover rate	27%	17%	37%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the underlying funds.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

E Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.6	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.2	3.1
Fidelity Disciplined Equity Fund	11.2	12.1
Fidelity Equity-Income Fund	6.2	10.4
Fidelity Growth Company Fund	9.5	10.1
Fidelity Series 100 Index Fund	7.5	8.0
Fidelity Series All-Sector Equity Fund	10.2	9.4
Fidelity Series Large Cap Value Fund	10.8	11.2
Fidelity Series Small Cap Opportunities Fund	1.8	1.8
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.0
	62.6	68.1
Developed International Equity Funds
Fidelity Diversified International Fund	5.9	6.0
Fidelity Europe Fund	1.9	3.1
Fidelity Japan Fund	0.7	0.8
Fidelity Overseas Fund	5.7	5.9
Fidelity Series International Growth Fund	1.3	0.0
Fidelity Series International Small Cap Fund	0.3	0.0
Fidelity Series International Value Fund	1.3	0.0
	17.1	15.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	1.9	1.2
Fidelity Southeast Asia Fund	0.2	0.3
	2.1	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund	5.1	5.3
Fidelity High Income Fund	4.9	4.9
	10.0	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	3.4	2.8
Fidelity Strategic Real Return Fund	0.8	0.9
Fidelity Total Bond Fund	0.4	0.7
	4.6	4.4
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	62.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.6%

Six months ago
Domestic Equity Funds	68.1%
Developed International Equity Funds	15.8%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.4%

Expected
Commodity Funds	8.0%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2045 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund	7,191,686	$ 75,368,866
Domestic Equity Funds - 62.6%
Fidelity Blue Chip Growth Fund	1,651,256	66,264,887
Fidelity Disciplined Equity Fund	10,553,660	231,758,363
Fidelity Equity-Income Fund	3,076,242	127,817,849
Fidelity Growth Company Fund	2,679,530	195,954,060
Fidelity Series 100 Index Fund	18,819,562	156,014,173
Fidelity Series All-Sector Equity Fund	17,511,530	210,488,593
Fidelity Series Large Cap Value Fund	18,946,836	224,898,942
Fidelity Series Small Cap Opportunities Fund (a)	4,242,793	37,845,711
Fidelity Small Cap Growth Fund (a)	1,682,220	22,575,390
Fidelity Small Cap Value Fund	1,626,342	22,492,307
TOTAL DOMESTIC EQUITY FUNDS		1,296,110,275
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,237,609,514)		1,371,479,141
International Equity Funds - 19.2%

Developed International Equity Funds - 17.1%
Fidelity Diversified International Fund	4,322,355	121,760,749
Fidelity Europe Fund	1,367,321	39,857,416
Fidelity Japan Fund	1,352,320	14,848,472
Fidelity Overseas Fund	3,831,986	117,488,699
Fidelity Series International Growth Fund	2,722,657	27,063,206
Fidelity Series International Small Cap Fund	530,771	5,429,782
Fidelity Series International Value Fund	2,790,174	26,953,076
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		353,401,400

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund	2,379,108	$ 39,873,851
Fidelity Southeast Asia Fund	175,159	4,529,623
TOTAL EMERGING MARKETS EQUITY FUNDS		44,403,474
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $396,850,146)		397,804,874
Bond Funds - 14.6%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund	11,736,405	104,688,731
Fidelity High Income Fund	11,809,574	102,389,006
TOTAL HIGH YIELD BOND FUNDS		207,077,737
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund	6,205,538	70,991,357
Fidelity Strategic Real Return Fund	1,835,569	15,896,032
Fidelity Total Bond Fund	741,924	7,894,076
TOTAL INVESTMENT GRADE BOND FUNDS		94,781,465
TOTAL BOND FUNDS (Cost $271,487,470)		301,859,202
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,905,947,130)	2,071,143,217
NET OTHER ASSETS - 0.0%	(9)
NET ASSETS - 100%	$ 2,071,143,208
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $61,918,206 of which $23,238,703 and $38,679,503 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $33,530,028 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $1,905,947,130) - See accompanying schedule		$ 2,071,143,217
Receivable for investments sold		55,221
Receivable for fund shares sold		5,792,333
Total assets		2,076,990,771

Liabilities
Payable for investments purchased	$ 1,798,988
Payable for fund shares redeemed	4,048,575
Total liabilities		5,847,563

Net Assets		$ 2,071,143,208
Net Assets consist of:
Paid in capital		$ 2,004,918,930
Undistributed net investment income		3,736,779
Accumulated undistributed net realized gain (loss) on investments		(102,708,588)
Net unrealized appreciation (depreciation) on investments		165,196,087
Net Assets, for 235,101,506 shares outstanding		$ 2,071,143,208
Net Asset Value, offering price and redemption price per share ($2,071,143,208 ÷ 235,101,506 shares)		$ 8.81

Statement of Operations

	Year ended March 31, 2010

Investment Income
Income distributions from underlying funds		$ 31,376,404

Expenses
Independent trustees' compensation	$ 5,049
Total expenses before reductions	5,049
Expense reductions	(5,049)	-
Net investment income (loss)		31,376,404
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(66,853,516)
Capital gain distributions from underlying funds	25,107,867	(41,745,649)
Change in net unrealized appreciation (depreciation) on underlying funds		589,014,197
Net gain (loss)		547,268,548
Net increase (decrease) in net assets resulting from operations		$ 578,644,952

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,376,404	$ 18,019,346
Net realized gain (loss)	(41,745,649)	(44,559,358)
Change in net unrealized appreciation (depreciation)	589,014,197	(354,766,707)
Net increase (decrease) in net assets resulting from operations	578,644,952	(381,306,719)
Distributions to shareholders from net investment income	(30,152,902)	(16,295,009)
Distributions to shareholders from net realized gain	(14,843,567)	(20,267,940)
Total distributions	(44,996,469)	(36,562,949)
Share transactions Proceeds from sales of shares	997,159,409	862,439,095
Reinvestment of distributions	44,980,767	36,548,853
Cost of shares redeemed	(451,584,379)	(190,389,551)
Net increase (decrease) in net assets resulting from share transactions	590,555,797	708,598,397
Total increase (decrease) in net assets	1,124,204,280	290,728,729

Net Assets
Beginning of period	946,938,928	656,210,199
End of period (including undistributed net investment income of $3,736,779 and undistributed net investment income of $2,513,276, respectively)	$ 2,071,143,208	$ 946,938,928
Other Information Shares
Sold	127,120,429	113,838,664
Issued in reinvestment of distributions	5,354,881	4,489,034
Redeemed	(55,444,602)	(24,356,704)
Net increase (decrease)	77,030,708	93,970,994

Financial Highlights

Years ended March 31,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.99	$ 10.24	$ 10.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.18	.18	.11
Net realized and unrealized gain (loss)	2.88	(4.00)	(.49)	1.01
Total from investment operations	3.04	(3.82)	(.31)	1.12
Distributions from net investment income	(.15)	(.15)	(.13)	(.07)
Distributions from net realized gain	(.07)	(.28)	(.28)	(.09)
Total distributions	(.22) H	(.43)	(.41)	(.16)
Net asset value, end of period	$ 8.81	$ 5.99	$ 10.24	$ 10.96
Total Return B, C	50.86%	(38.60)%	(3.19)%	11.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.97%	2.29%	1.65%	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,071,143	$ 946,939	$ 656,210	$ 177,837
Portfolio turnover rate	24%	17%	17%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.22 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.070 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund	3.8	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.3	3.2
Fidelity Disciplined Equity Fund	11.5	12.3
Fidelity Equity-Income Fund	6.3	10.5
Fidelity Growth Company Fund	9.7	10.2
Fidelity Series 100 Index Fund	7.7	8.1
Fidelity Series All-Sector Equity Fund	10.5	9.8
Fidelity Series Large Cap Value Fund	11.2	11.5
Fidelity Series Small Cap Opportunities Fund	1.9	1.8
Fidelity Small Cap Growth Fund	1.1	1.0
Fidelity Small Cap Value Fund	1.1	1.1
	64.3	69.5
Developed International Equity Funds
Fidelity Diversified International Fund	6.8	6.9
Fidelity Europe Fund	2.3	3.6
Fidelity Japan Fund	0.9	1.0
Fidelity Overseas Fund	6.5	6.8
Fidelity Series International Growth Fund	1.2	0.0
Fidelity Series International Small Cap Fund	0.2	0.0
Fidelity Series International Value Fund	1.2	0.0
	19.1	18.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund	2.1	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	2.4	1.7
High Yield Bond Funds
Fidelity Capital & Income Fund	5.0	5.2
Fidelity High Income Fund	5.0	4.9
	10.0	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund	0.3	0.2
Fidelity Strategic Real Return Fund	0.0	0.1
Fidelity Total Bond Fund	0.1	0.1
	0.4	0.4
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	64.3%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

Six months ago
Domestic Equity Funds	69.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.4%

Expected
Commodity Funds	8.4%
Domestic Equity Funds	57.6%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom 2050 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 68.1%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund	6,011,042	$ 62,995,717
Domestic Equity Funds - 64.3%
Fidelity Blue Chip Growth Fund	1,368,092	54,901,533
Fidelity Disciplined Equity Fund	8,733,061	191,778,014
Fidelity Equity-Income Fund	2,511,097	104,336,089
Fidelity Growth Company Fund	2,215,128	161,992,277
Fidelity Series 100 Index Fund	15,566,990	129,050,351
Fidelity Series All-Sector Equity Fund	14,535,018	174,710,917
Fidelity Series Large Cap Value Fund	15,695,115	186,301,018
Fidelity Series Small Cap Opportunities Fund (a)	3,516,109	31,363,691
Fidelity Small Cap Growth Fund (a)	1,395,369	18,725,858
Fidelity Small Cap Value Fund	1,348,427	18,648,749
TOTAL DOMESTIC EQUITY FUNDS		1,071,808,497
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,043,192,188)		1,134,804,214
International Equity Funds - 21.5%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund	4,020,168	113,248,125
Fidelity Europe Fund	1,318,785	38,442,592
Fidelity Japan Fund	1,308,956	14,372,341
Fidelity Overseas Fund	3,542,699	108,619,162
Fidelity Series International Growth Fund	2,012,528	20,004,525
Fidelity Series International Small Cap Fund	378,702	3,874,117
Fidelity Series International Value Fund	2,054,906	19,850,388
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		318,411,250

	Shares	Value
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund	2,056,748	$ 34,471,096
Fidelity Southeast Asia Fund	165,918	4,290,635
TOTAL EMERGING MARKETS EQUITY FUNDS		38,761,731
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $363,682,545)		357,172,981
Bond Funds - 10.4%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund	9,376,380	83,637,309
Fidelity High Income Fund	9,493,664	82,310,065
TOTAL HIGH YIELD BOND FUNDS		165,947,374
Investment Grade Bond Funds - 0.4%
Fidelity Series Investment Grade Bond Fund	505,854	5,786,969
Fidelity Strategic Real Return Fund	75,646	655,092
Fidelity Total Bond Fund	87,328	929,170
TOTAL INVESTMENT GRADE BOND FUNDS		7,371,231
TOTAL BOND FUNDS (Cost $154,204,846)		173,318,605
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,561,079,579)	1,665,295,800
NET OTHER ASSETS - 0.0%	(5)
NET ASSETS - 100%	$ 1,665,295,795
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At March 31, 2010, the fund had a capital loss carryforward of approximately $65,424,633 of which $23,028,339 and $42,396,294 will expire on March 31, 2017 and 2018, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2011 approximately $27,177,925 of losses recognized during the period November 1, 2009 to March 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,561,079,579) - See accompanying schedule		$ 1,665,295,800
Receivable for investments sold		559,698
Receivable for fund shares sold		5,214,548
Total assets		1,671,070,046

Liabilities
Payable for investments purchased	$ 6
Payable for fund shares redeemed	5,774,245
Total liabilities		5,774,251

Net Assets		$ 1,665,295,795
Net Assets consist of:
Paid in capital		$ 1,659,886,149
Undistributed net investment income		2,943,171
Accumulated undistributed net realized gain (loss) on investments		(101,749,746)
Net unrealized appreciation (depreciation) on investments		104,216,221
Net Assets, for 191,643,867 shares outstanding		$ 1,665,295,795
Net Asset Value, offering price and redemption price per share ($1,665,295,795 ÷ 191,643,867 shares)		$ 8.69

Statement of Operations

	Year ended March 31, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,880,863

Expenses
Independent trustees' compensation	$ 4,104
Total expenses before reductions	4,104
Expense reductions	(4,104)	-
Net investment income (loss)		23,880,863
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(63,726,613)
Capital gain distributions from underlying funds	20,350,690	(43,375,923)
Change in net unrealized appreciation (depreciation) on underlying funds		498,333,061
Net gain (loss)		454,957,138
Net increase (decrease) in net assets resulting from operations		$ 478,838,001

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,880,863	$ 14,767,466
Net realized gain (loss)	(43,375,923)	(44,296,819)
Change in net unrealized appreciation (depreciation)	498,333,061	(315,119,131)
Net increase (decrease) in net assets resulting from operations	478,838,001	(344,648,484)
Distributions to shareholders from net investment income	(22,281,807)	(14,432,858)
Distributions to shareholders from net realized gain	(12,878,641)	(20,004,081)
Total distributions	(35,160,448)	(34,436,939)
Share transactions Proceeds from sales of shares	893,918,327	776,293,233
Reinvestment of distributions	35,097,259	34,359,884
Cost of shares redeemed	(475,346,573)	(288,279,995)
Net increase (decrease) in net assets resulting from share transactions	453,669,013	522,373,122
Total increase (decrease) in net assets	897,346,566	143,287,699

Net Assets
Beginning of period	767,949,229	624,661,530
End of period (including undistributed net investment income of $2,943,171 and undistributed net investment income of $1,344,115, respectively)	$ 1,665,295,795	$ 767,949,229
Other Information Shares
Sold	115,703,679	101,912,372
Issued in reinvestment of distributions	4,238,923	4,108,690
Redeemed	(59,785,173)	(35,427,969)
Net increase (decrease)	60,157,429	70,593,093

Financial Highlights

Years ended March 31,	2010	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 5.84	$ 10.26	$ 10.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.17	.18	.11
Net realized and unrealized gain (loss)	2.92	(4.15)	(.53)	1.02
Total from investment operations	3.06	(3.98)	(.35)	1.13
Distributions from net investment income	(.13)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.08)	(.29)	(.25)	(.09)
Total distributions	(.21) H	(.44)	(.37)	(.15)
Net asset value, end of period	$ 8.69	$ 5.84	$ 10.26	$ 10.98
Total Return B, C	52.51%	(40.19)%	(3.53)%	11.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00%	.00% A
Net investment income (loss)	1.85%	2.13%	1.59%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665,296	$ 767,949	$ 624,662	$ 148,033
Portfolio turnover rate	23%	20%	16%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period June 1, 2006 (commencement of operations) to March 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund, Freedom 2040 Fund, Freedom 2045 Fund and Freedom 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Freedom Income	$ 2,678,237,563	$ 132,148,337	$ (75,985,620)	$ 56,162,717
Freedom 2000	1,679,139,176	84,573,734	(54,895,172)	29,678,562
Freedom 2005	1,050,718,531	44,085,994	(80,880,918)	(36,794,924)
Freedom 2010	11,286,643,990	655,655,076	(854,050,334)	(198,395,258)
Freedom 2015	8,802,947,141	636,580,959	(590,994,279)	45,586,680
Freedom 2020	20,025,898,863	1,859,946,075	(1,322,799,881)	537,146,194
Freedom 2025	9,632,222,225	575,537,659	(906,308,233)	(330,770,574)
Freedom 2030	14,415,855,706	1,364,296,899	(1,184,724,790)	179,572,109
Freedom 2035	6,299,842,027	417,740,921	(635,579,917)	(217,838,996)
Freedom 2040	8,557,176,253	808,197,460	(742,863,171)	65,334,289
Freedom 2045	1,921,030,450	261,413,910	(111,301,143)	150,112,767
Freedom 2050	1,576,196,509	202,654,340	(113,555,049)	89,099,291

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Freedom Income	$ 9,453,390	$ (77,775,539)	$ 56,162,717
Freedom 2000	8,935,604	(54,246,502)	29,678,562
Freedom 2005	5,929,602	(62,884,681)	(36,794,924)
Freedom 2010	66,400,702	(810,927,279)	(198,395,258)
Freedom 2015	50,309,631	(448,557,563)	45,586,680
Freedom 2020	126,375,327	(1,397,297,546)	537,146,194
Freedom 2025	53,341,393	(325,610,187)	(330,770,574)
Freedom 2030	85,353,292	(1,009,569,832)	179,572,109
Freedom 2035	32,259,652	(185,857,582)	(217,838,996)
Freedom 2040	47,855,315	(513,694,934)	65,334,289
Freedom 2045	11,559,744	(61,918,206)	150,112,767
Freedom 2050	8,912,912	(65,424,633)	89,099,291

The tax character of distributions paid was as follows:

March 31, 2010
Ordinary Income
Freedom Income	$ 78,000,734
Freedom 2000	50,985,062
Freedom 2005	30,824,357
Freedom 2010	361,835,946
Freedom 2015	258,792,205
Freedom 2020	609,167,447
Freedom 2025	251,761,526
Freedom 2030	382,575,673
Freedom 2035	148,824,347
Freedom 2040	218,177,636
Freedom 2045	44,996,469
Freedom 2050	35,160,448

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

March 31, 2009
	Ordinary Income	Long-term Capital Gains	Total
Freedom Income	$ 97,240,094	$ 22,832,954	$ 120,073,048
Freedom 2000	66,342,559	23,630,792	89,973,351
Freedom 2005	34,379,288	19,943,002	54,322,290
Freedom 2010	438,715,631	338,418,030	777,133,661
Freedom 2015	240,871,035	154,345,772	395,216,807
Freedom 2020	521,017,365	646,263,014	1,167,280,379
Freedom 2025	195,065,624	188,045,006	383,110,630
Freedom 2030	296,519,032	510,692,657	807,211,689
Freedom 2035	89,814,194	137,012,342	226,826,536
Freedom 2040	142,666,202	272,784,175	415,450,377
Freedom 2045	17,466,196	19,096,753	36,562,949
Freedom 2050	14,432,858	20,004,081	34,436,939

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	903,776,093	725,307,319
Freedom 2000	512,225,858	504,150,737
Freedom 2005	341,112,311	321,452,552
Freedom 2010	2,650,991,010	3,433,789,658
Freedom 2015	3,066,774,016	2,331,590,271
Freedom 2020	6,064,592,239	5,333,550,231
Freedom 2025	3,106,112,168	2,061,128,585
Freedom 2030	4,410,153,722	3,793,496,224
Freedom 2035	2,053,187,498	1,259,177,172
Freedom 2040	2,749,345,620	2,028,773,773
Freedom 2045	987,881,213	385,837,217
Freedom 2050	751,855,230	289,114,453

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest, or partial interest, in Fidelity Value Fund and Fidelity Europe Fund for securities in-kind and non-taxable exchanges of those securities for shares of Fidelity Series Large Cap Value Fund, Fidelity Series International Growth Fund and Fidelity Series International Value Fund. Realized gains and losses on redemptions of Fidelity Value Fund and Fidelity Europe Fund in connection with the reallocation are presented in the accompanying Statement of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain/(loss) for certain Funds are presented in the accompanying table:

	Value of Cash and Securities reallocated	Realized Gain/(Loss) on redemptions of Fidelity Value Fund and Fidelity Europe Fund
Freedom Income	$ 22,203,279	$ (23,736,755)
Freedom 2000	17,722,258	(19,361,755)
Freedom 2005	19,594,232	(18,406,328)
Freedom 2010	255,443,046	(220,574,086)
Freedom 2015	187,731,243	(183,652,404)
Freedom 2020	561,866,440	(525,507,836)
Freedom 2025	239,397,014	(214,300,068)
Freedom 2030	473,966,059	(442,158,283)
Freedom 2035	177,378,765	(151,077,891)
Freedom 2040	295,095,862	(275,448,967)
Freedom 2045	67,415,494	(37,463,509)
Freedom 2050	53,272,318	(36,085,920)

5. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund's operating expenses. Some expenses, for example interest expense, are excluded from this reimbursement.

During the period ended March 31, 2010, this reimbursement reduced each Fund's expenses by the following:

Reimbursement from adviser

Freedom Income	$ 8,525
Freedom 2000	5,528
Freedom 2005	3,193
Freedom 2010	36,614
Freedom 2015	26,351
Freedom 2020	62,323
Freedom 2025	26,527
Freedom 2030	43,303
Freedom 2035	16,909
Freedom 2040	24,704
Freedom 2045	5,049
Freedom 2050	4,104

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Annual Report

6. Other - continued

Fund	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2030	Freedom 2040
Fidelity Disciplined Equity Fund	-	-	15%	13%	-
Fidelity Europe Fund	-	-	14%	12%	-
Fidelity High Income Fund	-	-	10%	-	-
Fidelity Japan Fund	-	-	11%	-	-
Fidelity Overseas Fund	-	-	12%	-	-
Fidelity Series 100 Index Fund	-	-	19%	16%	11%
Fidelity Series All-Sector Equity Fund	-	-	18%	16%	10%
Fidelity Series Commodity Strategy Fund	-	-	18%	17%	10%
Fidelity Series Emerging Markets Fund	-	-	18%	16%	10%
Fidelity Series Inflation-Protected Bond Index Fund	20%	16%	27%	-	-
Fidelity Series International Growth Fund	-	-	16%	17%	11%
Fidelity Series International Small Cap Fund	-	-	16%	17%	11%
Fidelity Series International Value Fund	-	-	16%	17%	11%
Fidelity Series Investment Grade Bond Fund	16%	12%	23%	10%	-
Fidelity Series Large Cap Value Fund	-	-	19%	17%	11%
Fidelity Series Small Cap Opportunities Fund	-	-	17%	15%	-
Fidelity Small Cap Growth Fund	-	-	11%	-	-
Fidelity Strategic Real Return Fund	13%	-	17%	-	-

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Capital & Income Fund	27%
Fidelity Disciplined Equity Fund	67%
Fidelity Equity-Income Fund	24%
Fidelity Europe Fund	61%
Fidelity High Income Fund	42%
Fidelity Japan Fund	48%
Fidelity Overseas Fund	51%
Fidelity Series 100 Index Fund	84%
Fidelity Series All-Sector Equity Fund	81%
Fidelity Series Commodity Strategy Fund	82%
Fidelity Series Emerging Markets Fund	81%
Fidelity Series Inflation-Protected Bond Index Fund	84%
Fidelity Series International Growth Fund	79%
Fidelity Series International Small Cap Fund	79%
Fidelity Series International Value Fund	79%
Fidelity Series Investment Grade Bond Fund	84%
Fidelity Series Large Cap Value Fund	85%
Fidelity Series Small Cap Opportunities Fund	77%
Fidelity Short-Term Bond Fund	29%
Fidelity Small Cap Growth Fund	50%
Fidelity Small Cap Value Fund	36%
Fidelity Strategic Real Return Fund	61%

Subsequent to period end, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest or partial interest in Fidelity Europe Fund for securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series International Growth Fund and Fidelity Series International Value Fund. As a result of this redemption, Freedom 2020 and Freedom 2030 reduced their ownership percentages of Fidelity Europe Fund to 13% and 11%, respectively and the Funds' aggregate ownership of Fidelity Europe Fund was reduced to 56%.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund and Fidelity Freedom 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 19, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Fund's performance. If the interests of a Fidelity Freedom Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Income Fund	05/10/10	05/07/10	$0.01	$0.01
Fidelity Freedom 2000 Fund	05/10/10	05/07/10	$0.05	$0.02
Fidelity Freedom 2005 Fund	05/10/10	05/07/10	$0.04	$0.025
Fidelity Freedom 2010 Fund	05/10/10	05/07/10	$0.05	$0.03
Fidelity Freedom 2015 Fund	05/10/10	05/07/10	$0.04	$0.025
Fidelity Freedom 2020 Fund	05/10/10	05/07/10	$0.04	$0.045
Fidelity Freedom 2025 Fund	05/10/10	05/07/10	$0.03	$0.035
Fidelity Freedom 2030 Fund	05/10/10	05/07/10	$0.03	$0.05
Fidelity Freedom 2035 Fund	05/10/10	05/07/10	$0.025	$0.035
Fidelity Freedom 2040 Fund	05/10/10	05/07/10	$0.015	$.03
Fidelity Freedom 2045 Fund	05/10/10	05/07/10	$0.015	$0.035
Fidelity Freedom 2050 Fund	05/10/10	05/07/10	$0.015	$0.035

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Income Fund
May 2009	8%
June 2009	9%
July 2009	9%
August 2009	9%
September 2009	9%
October 2009	9%
November 2009	9%
December 2009	9%
February 2010	4%
March 2010	4%
Fidelity Freedom 2000 Fund
May 2009	1%
December 2009	10%
Fidelity Freedom 2005 Fund
May 2009	1%
December 2009	17%
Fidelity Freedom 2010 Fund
May 2009	1%
December 2009	17%
Fidelity Freedom 2015 Fund
May 2009	1%
December 2009	18%
Fidelity Freedom 2020 Fund
May 2009	1%
December 2009	22%
Fidelity Freedom 2025 Fund
May 2009	4%
December 2009	25%
Fidelity Freedom 2030 Fund
May 2009	7%
December 2009	29%
Fidelity Freedom 2035 Fund
May 2009	6%
December 2009	31%
Fidelity Freedom 2040 Fund
May 2009	4%
December 2009	32%
Fidelity Freedom 2045 Fund
May 2009	4%
December 2009	32%
Fidelity Freedom 2050 Fund
May 2009	8%
December 2009	33%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Income Fund
May 2009	9%
June 2009	10%
July 2009	10%
August 2009	10%
September 2009	10%
October 2009	10%
November 2009	10%
December 2009	10%
February 2010	4%
March 2010	4%
Fidelity Freedom 2000 Fund
May 2009	1%
December 2009	11%
Fidelity Freedom 2005 Fund
May 2009	3%
December 2009	22%
Fidelity Freedom 2010 Fund
May 2009	2%
December 2009	24%
Fidelity Freedom 2015 Fund
May 2009	1%
December 2009	25%
Fidelity Freedom 2020 Fund
May 2009	1%
December 2009	30%
Fidelity Freedom 2025 Fund
May 2009	4%
December 2009	34%
Fidelity Freedom 2030 Fund
May 2009	8%
December 2009	40%
Fidelity Freedom 2035 Fund
May 2009	6%
December 2009	42%
Fidelity Freedom 2040 Fund
May 2009	5%
December 2009	43%
Fidelity Freedom 2045 Fund
May 2009	4%
December 2009	43%
Fidelity Freedom 2050 Fund
May 2009	9%
December 2009	47%

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Income Fund	7.17%
Fidelity Freedom 2000 Fund	6.92%
Fidelity Freedom 2005 Fund	5.35%
Fidelity Freedom 2010 Fund	5.18%
Fidelity Freedom 2015 Fund	4.96%
Fidelity Freedom 2020 Fund	3.65%
Fidelity Freedom 2025 Fund	2.99%
Fidelity Freedom 2030 Fund	1.93%
Fidelity Freedom 2035 Fund	1.39%
Fidelity Freedom 2040 Fund	0.93%
Fidelity Freedom 2045 Fund	0.68%
Fidelity Freedom 2050 Fund	0.09%

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
PROPOSAL 3

For Fidelity Freedom 2010, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	1,012,329,777.92	21.757
Against	3,354,101,166.20	72.088
Abstain	251,186,498.13	5.398
Broker Non-Votes	35,202,637.19	0.757
TOTAL	4,652,820,079.44	100.000
PROPOSAL 3

For Fidelity Freedom 2020, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	1,361,436,080.45	23.359
Against	4,118,994,592.12	70.673
Abstain	316,897,927.77	5.437
Broker Non-Votes	30,956,365.90	0.531
TOTAL	5,828,284,966.24	100.000
PROPOSAL 3

For Fidelity Freedom 2025, Fidelity Freedom 2030, Fidelity Freedom 2040, Fidelity Freedom 2045, and Fidelity Freedom 2050 a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

Each fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on August 14, 2009, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

FF-UANNPRO-0510
1.814503.105

Fidelity Freedom K® Funds -
Income, 2000, 2005, 2010, 2015, 2020, 2025,
2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom K® Income Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2000 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2005 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2010 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2025 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2035 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2045 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Freedom K® 2050 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Freedom K® Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® Income Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® Income Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® Income Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2000 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2000 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2000 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2000 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2005 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2005 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2005 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2010 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2010 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2010 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Freedom K® 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2015 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2015 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2015 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2020 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2020 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2020 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2025 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2025 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2025 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2030 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2030 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2030 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2035 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2035 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2035 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2040 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2040 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2040 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2045 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2045 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2045 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Freedom K® 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity Freedom K® 2050 Fund's cumulative total return and show you what would have happened if Fidelity Freedom K® 2050 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom K® 2050 Fund on July 2, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Blistering stock market declines sustained during the global economic crisis dramatically reversed during the 12-month period ending March 31, 2010, as extraordinary government stimulus took hold, corporate cost cutting paved the way for encouraging earnings reports, credit conditions improved and consumer fears began to ease. After hitting woeful lows in March 2009, stock markets began a steady ascent that coincided with the near culmination of the Great Recession that began in late 2007. Although a weak labor market still lingered, in March 2010 the prices of many individual stocks reached a 52-week high, lifting the blue-chip Dow Jones Industrial AverageSM to a 17-month peak, and a 46.93% gain for the annual period. Impressive returns were widespread, with the S&P 500® Index rising 49.77% - its third-largest 12-month increase in more than two decades - and the technology-laden Nasdaq Composite® Index rising 58.32% for the period. Strong performance also echoed across global markets, with the MSCI® EAFE® (Europe, Australasia, Far East) Index rising 54.63%. In the fixed-income arena, as credit conditions improved, investors who shifted into higher-risk vehicles were generally rewarded with strong returns. High-yield bonds were standouts, with The BofA Merrill Lynch US High Yield Constrained IndexSM posting a 56.95% gain during the period, far outpacing the 7.69% rise in Barclays Capital U.S. Aggregate Bond Index - a broad measure of the domestic investment-grade universe - which was weighed down by the weak performance of ultra-safe U.S. Treasury securities.

Comments from Jonathan Shelon and Christopher Sharpe, Co-Portfolio Managers of Fidelity Freedom K® Funds: Since their inception on July 2, 2009, through March 31, 2010, the Fidelity Freedom K® Funds experienced a stretch of solid performance. (For specific Fund results, please refer to the performance section of this report.) The longer-dated and more-equity-oriented Funds advanced the most, compared with results for the shorter-dated and more-conservatively positioned Funds. In relative terms, all of the Funds outpaced their composite indexes, mostly driven by strong performance within the bond category during the period. Our underlying investment-grade holdings strongly outpaced the Barclays Capital U.S. Aggregate Bond Index, which returned roughly 5% from July 2, 2009, through March 31, 2010. Helping fuel our success within this category was Fidelity® Series Investment Grade Bond Fund, which benefited from its positioning in credit-sensitive, higher-yielding issues. Our out-of-benchmark allocation to high-yield securities - an asset class that turned in exceptional results - also added meaningfully to performance, led by our two holdings in the sector, Fidelity Capital & Income Fund and Fidelity High Income Fund. Lastly, within the short-term asset class, our underlying funds topped the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose very modestly during the same period. Shifting to the equity category, our domestic equities performed roughly in line with the Dow Jones U.S. Total Stock Market IndexSM, which was up about 30% during the period. Most of the underlying funds in the domestic equity class beat their respective benchmarks. Fidelity Blue Chip Growth Fund and our three small-cap funds were standouts, bolstered by strong stock selection. However, these relative gains were countered in large part by comparatively weak results from Fidelity Disciplined Equity Fund. Meanwhile, the MSCI® EAFE® (Europe, Australasia, Far East) Index fell short of the Dow Jones index, turning in a roughly 24% advance during the period. Despite solid gains from several of our underlying international funds, including Fidelity Series Emerging Markets Fund, we underperformed our benchmark due to weak results from Fidelity Overseas Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Fidelity Freedom K® Income Fund	.05%
Actual		$ 1,000.00	$ 1,046.00	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2000 Fund	.05%
Actual		$ 1,000.00	$ 1,046.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2005 Fund	.05%
Actual		$ 1,000.00	$ 1,061.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2010 Fund	.05%
Actual		$ 1,000.00	$ 1,064.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2015 Fund	.05%
Actual		$ 1,000.00	$ 1,066.60	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2020 Fund	.05%
Actual		$ 1,000.00	$ 1,075.70	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2025 Fund	.05%
Actual		$ 1,000.00	$ 1,079.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2030 Fund	.05%
Actual		$ 1,000.00	$ 1,083.30	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2035 Fund	.05%
Actual		$ 1,000.00	$ 1,087.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Fidelity Freedom K® 2040 Fund	.05%
Actual		$ 1,000.00	$ 1,088.50	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2045 Fund	.05%
Actual		$ 1,000.00	$ 1,089.90	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Fidelity Freedom K® 2050 Fund	.05%
Actual		$ 1,000.00	$ 1,089.10	$ .26
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Freedom K® Income Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.6	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	0.9	1.0
Fidelity Disciplined Equity Fund Class F	3.1	3.9
Fidelity Equity Income Fund Class F	1.7	3.3
Fidelity Growth Company Fund Class F	2.7	3.2
Fidelity Series 100 Index Fund	2.1	2.5
Fidelity Series All-Sector Equity Fund Class F	2.9	3.0
Fidelity Series Large Cap Value Fund Class F	3.1	3.4
Fidelity Series Small Cap Opportunities Fund Class F	0.5	0.6
Fidelity Small Cap Growth Fund Class F	0.3	0.3
Fidelity Small Cap Value Fund Class F	0.3	0.3
	17.6	21.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.5	0.0
Fidelity Overseas Fund Class F	0.5	0.0
Fidelity Series International Growth Fund Class F	0.2	0.0
Fidelity Series International Small Cap Fund Class F	0.1	0.0
Fidelity Series International Value Fund Class F	0.2	0.0
	1.5	0.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.2	0.0
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.8
Fidelity High Income Fund Class F	2.6	2.6
	5.2	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.4	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.3	22.0
Fidelity Strategic Real Return Fund Class F	6.7	7.2
Fidelity Total Bond Fund Class F	2.0	5.8
	31.0	35.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	19.7	18.5
Fidelity Short Term Bond Fund Class F	19.8	19.1
	39.5	37.6
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.6%
Domestic Equity Funds	17.6%
Developed International Equity Funds	1.5%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.4%
Investment Grade Bond Funds	31.0%
Short-Term Funds	39.5%

Six months ago
Domestic Equity Funds	21.5%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	35.0%
Short-Term Funds	37.6%

Expected
Commodity Funds	1.7%
Domestic Equity Funds	13.7%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® Income Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Commodity Funds - 0.6%
Fidelity Series Commodity Strategy Fund Class F	75,202	$ 788,873
Domestic Equity Funds - 17.6%
Fidelity Blue Chip Growth Fund Class F	27,675	1,111,415
Fidelity Disciplined Equity Fund Class F	177,704	3,900,596
Fidelity Equity Income Fund Class F	51,370	2,135,449
Fidelity Growth Company Fund Class F	45,032	3,291,845
Fidelity Series 100 Index Fund	316,375	2,622,748
Fidelity Series All-Sector Equity Fund Class F	294,761	3,545,970
Fidelity Series Large Cap Value Fund Class F	319,084	3,787,532
Fidelity Series Small Cap Opportunities Fund Class F	71,372	638,065
Fidelity Small Cap Growth Fund Class F	28,270	380,519
Fidelity Small Cap Value Fund Class F	27,380	378,945
TOTAL DOMESTIC EQUITY FUNDS		21,793,084
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,541,818)		22,581,957
International Equity Funds - 1.7%

Developed International Equity Funds - 1.5%
Fidelity Diversified International Fund Class F	23,255	654,863
Fidelity Overseas Fund Class F	21,139	647,711
Fidelity Series International Growth Fund Class F	23,802	236,592
Fidelity Series International Small Cap Fund Class F	5,241	53,672
Fidelity Series International Value Fund Class F	24,466	236,589
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,829,427
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund Class F	16,002	268,521
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,010,623)		2,097,948
Bond Funds - 40.6%
	Shares	Value
High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	361,317	$ 3,222,949
Fidelity High Income Fund Class F	374,650	3,248,217
TOTAL HIGH YIELD BOND FUNDS		6,471,166
Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	526,196	5,398,774
Investment Grade Bond Funds - 31.0%
Fidelity Series Investment Grade Bond Fund Class F	2,415,252	27,630,484
Fidelity Strategic Real Return Fund Class F	956,628	8,274,832
Fidelity Total Bond Fund Class F	231,017	2,458,020
TOTAL INVESTMENT GRADE BOND FUNDS		38,363,336
TOTAL BOND FUNDS (Cost $49,753,064)		50,233,276
Short-Term Funds - 39.5%

Fidelity Institutional Money Market Portfolio Class F	24,345,409	24,345,409
Fidelity Short Term Bond Fund Class F	2,929,849	24,522,839
TOTAL SHORT-TERM FUNDS (Cost $48,787,015)		48,868,248
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $122,092,520)		123,781,429
NET OTHER ASSETS - 0.0%		(4,652)
NET ASSETS - 100%		$ 123,776,777
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $122,092,520) - See accompanying schedule		$ 123,781,429
Receivable for investments sold		6
Receivable for fund shares sold		1,133,405
Total assets		124,914,840

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	853,616
Payable for fund shares redeemed	279,790
Transfer agent fee payable	4,656
Total liabilities		1,138,063

Net Assets		$ 123,776,777
Net Assets consist of:
Paid in capital		$ 121,752,242
Undistributed net investment income		216,318
Accumulated undistributed net realized gain (loss) on investments		119,308
Net unrealized appreciation (depreciation) on investments		1,688,909
Net Assets, for 11,151,268 shares outstanding		$ 123,776,777
Net Asset Value, offering price and redemption price per share ($123,776,777 ÷ 11,151,268 shares)		$ 11.10

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 619,440

Expenses
Transfer agent fees	$ 14,946
Independent trustees' compensation	57
Total expenses		15,003
Net investment income (loss)		604,437
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(24,780)
Capital gain distributions from underlying funds	285,240	260,460
Change in net unrealized appreciation (depreciation) on underlying funds		1,688,909
Net gain (loss)		1,949,369
Net increase (decrease) in net assets resulting from operations		$ 2,553,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 604,437
Net realized gain (loss)	260,460
Change in net unrealized appreciation (depreciation)	1,688,909
Net increase (decrease) in net assets resulting from operations	2,553,806
Distributions to shareholders from net investment income	(388,119)
Distributions to shareholders from net realized gain	(141,152)
Total distributions	(529,271)
Share transactions Proceeds from sales of shares	130,282,128
Reinvestment of distributions	529,271
Cost of shares redeemed	(9,059,157)
Net increase (decrease) in net assets resulting from share transactions	121,752,242
Total increase (decrease) in net assets	123,776,777

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $216,318)	$ 123,776,777
Other Information Shares
Sold	11,929,920
Issued in reinvestment of distributions	48,564
Redeemed	(827,216)
Net increase (decrease)	11,151,268

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17
Net realized and unrealized gain (loss)	1.09
Total from investment operations	1.26
Distributions from net investment income	(.13)
Distributions from net realized gain	(.03)
Total distributions	(.16)
Net asset value, end of period	$ 11.10
Total Return B	12.66%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,777
Portfolio turnover rate	32% A

AAnnualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.0	1.1
Fidelity Disciplined Equity Fund Class F	3.4	4.3
Fidelity Equity Income Fund Class F	1.9	3.7
Fidelity Growth Company Fund Class F	2.9	3.6
Fidelity Series 100 Index Fund	2.3	2.9
Fidelity Series All-Sector Equity Fund Class F	3.1	3.3
Fidelity Series Large Cap Value Fund Class F	3.3	3.8
Fidelity Series Small Cap Opportunities Fund Class F	0.6	0.6
Fidelity Small Cap Growth Fund Class F	0.3	0.4
Fidelity Small Cap Value Fund Class F	0.3	0.4
	19.1	24.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	0.6	0.1
Fidelity Europe Fund Class F	0.0	0.0
Fidelity Japan Fund Class F	0.0	0.0
Fidelity Overseas Fund Class F	0.6	0.1
Fidelity Series International Growth Fund Class F	0.2	0.0
Fidelity Series International Small Cap Fund Class F	0.1	0.0
Fidelity Series International Value Fund Class F	0.2	0.0
	1.7	0.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.2	0.0
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.8
Fidelity High Income Fund Class F	2.6	2.6
	5.2	5.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.1	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.3	20.6
Fidelity Strategic Real Return Fund Class F	6.5	6.7
Fidelity Total Bond Fund Class F	1.8	5.5
	29.6	32.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	19.6	18.2
Fidelity Short Term Bond Fund Class F	19.7	18.8
	39.3	37.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	0.8%
Domestic Equity Funds	19.1%
Developed International Equity Funds	1.7%
Emerging Markets Equity Funds	0.2%
High Yield Bond Funds	5.2%
Inflation-Protected Bond Funds	4.1%
Investment Grade Bond Funds	29.6%
Short-Term Funds	39.3%

Six months ago
Domestic Equity Funds	24.1%
Developed International Equity Funds	0.2%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	32.8%
Short-Term Funds	37.0%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	14.4%
Developed International Equity Funds	4.2%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2000 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 19.9%
	Shares	Value
Commodity Funds - 0.8%
Fidelity Series Commodity Strategy Fund Class F	70,064	$ 734,976
Domestic Equity Funds - 19.1%
Fidelity Blue Chip Growth Fund Class F	21,158	849,719
Fidelity Disciplined Equity Fund Class F	136,072	2,986,783
Fidelity Equity Income Fund Class F	39,809	1,654,869
Fidelity Growth Company Fund Class F	34,497	2,521,736
Fidelity Series 100 Index Fund	242,210	2,007,925
Fidelity Series All-Sector Equity Fund Class F	225,044	2,707,284
Fidelity Series Large Cap Value Fund Class F	243,847	2,894,462
Fidelity Series Small Cap Opportunities Fund Class F	54,639	488,473
Fidelity Small Cap Growth Fund Class F	21,622	291,031
Fidelity Small Cap Value Fund Class F	20,942	289,836
TOTAL DOMESTIC EQUITY FUNDS		16,692,118
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,366,470)		17,427,094
International Equity Funds - 1.9%

Developed International Equity Funds - 1.7%
Fidelity Diversified International Fund Class F	17,958	505,695
Fidelity Europe Fund Class F	447	13,035
Fidelity Japan Fund Class F	731	8,037
Fidelity Overseas Fund Class F	16,291	499,159
Fidelity Series International Growth Fund Class F	17,877	177,700
Fidelity Series International Small Cap Fund Class F	5,461	55,925
Fidelity Series International Value Fund Class F	18,362	177,560
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,437,111

	Shares	Value
Emerging Markets Equity Funds - 0.2%
Fidelity Series Emerging Markets Fund Class F	12,498	$ 209,722
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,575,984)		1,646,833
Bond Funds - 38.9%

High Yield Bond Funds - 5.2%
Fidelity Capital & Income Fund Class F	255,412	2,278,278
Fidelity High Income Fund Class F	263,566	2,285,121
TOTAL HIGH YIELD BOND FUNDS		4,563,399
Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	351,134	3,602,636
Investment Grade Bond Funds - 29.6%
Fidelity Series Investment Grade Bond Fund Class F	1,625,895	18,600,239
Fidelity Strategic Real Return Fund Class F	655,903	5,673,560
Fidelity Total Bond Fund Class F	153,174	1,629,771
TOTAL INVESTMENT GRADE BOND FUNDS		25,903,570
TOTAL BOND FUNDS (Cost $33,634,056)		34,069,605
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Class F	17,118,331	17,118,331
Fidelity Short Term Bond Fund Class F	2,056,808	17,215,480
TOTAL SHORT-TERM FUNDS (Cost $34,268,763)		34,333,811
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $85,845,273)		87,477,343
NET OTHER ASSETS - 0.0%		(3,413)
NET ASSETS - 100%		$ 87,473,930
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $85,845,273) - See accompanying schedule		$ 87,477,343
Receivable for investments sold		3
Receivable for fund shares sold		46,194
Total assets		87,523,540

Liabilities
Payable for investments purchased	$ 18,538
Payable for fund shares redeemed	27,655
Transfer agent fee payable	3,417
Total liabilities		49,610

Net Assets		$ 87,473,930
Net Assets consist of:
Paid in capital		$ 85,426,762
Undistributed net investment income		298,500
Accumulated undistributed net realized gain (loss) on investments		116,598
Net unrealized appreciation (depreciation) on investments		1,632,070
Net Assets, for 7,809,160 shares outstanding		$ 87,473,930
Net Asset Value, offering price and redemption price per share ($87,473,930 ÷ 7,809,160 shares)		$ 11.20

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 596,804

Expenses
Transfer agent fees	$ 13,227
Independent trustees' compensation	54
Total expenses		13,281
Net investment income (loss)		583,523
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,610)
Capital gain distributions from underlying funds	355,727	354,117
Change in net unrealized appreciation (depreciation) on underlying funds		1,632,070
Net gain (loss)		1,986,187
Net increase (decrease) in net assets resulting from operations		$ 2,569,710

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 583,523
Net realized gain (loss)	354,117
Change in net unrealized appreciation (depreciation)	1,632,070
Net increase (decrease) in net assets resulting from operations	2,569,710
Distributions to shareholders from net investment income	(285,023)
Distributions to shareholders from net realized gain	(237,519)
Total distributions	(522,542)
Share transactions Proceeds from sales of shares	91,423,228
Reinvestment of distributions	522,542
Cost of shares redeemed	(6,519,008)
Net increase (decrease) in net assets resulting from share transactions	85,426,762
Total increase (decrease) in net assets	87,473,930

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $298,500)	$ 87,473,930
Other Information Shares
Sold	8,351,510
Issued in reinvestment of distributions	47,634
Redeemed	(589,984)
Net increase (decrease)	7,809,160

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19
Net realized and unrealized gain (loss)	1.12
Total from investment operations	1.31
Distributions from net investment income	(.06)
Distributions from net realized gain	(.05)
Total distributions	(.11)
Net asset value, end of period	$ 11.20
Total Return B	13.12%
Ratios to Average Net Assets D,F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,474
Portfolio turnover rate	35% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.7	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.7	1.8
Fidelity Disciplined Equity Fund Class F	6.1	7.0
Fidelity Equity Income Fund Class F	3.4	6.1
Fidelity Growth Company Fund Class F	5.2	6.0
Fidelity Series 100 Index Fund	4.1	4.7
Fidelity Series All-Sector Equity Fund Class F	5.5	5.6
Fidelity Series Large Cap Value Fund Class F	5.9	6.5
Fidelity Series Small Cap Opportunities Fund Class F	1.0	1.0
Fidelity Small Cap Growth Fund Class F	0.6	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.6
	34.1	39.9
Developed International Equity Funds
Fidelity Diversified International Fund Class F	2.9	2.9
Fidelity Europe Fund Class F	1.1	1.6
Fidelity Japan Fund Class F	0.4	0.4
Fidelity Overseas Fund Class F	2.8	2.9
Fidelity Series International Growth Fund Class F	0.4	0.0
Fidelity Series International Small Cap Fund Class F	0.1	0.0
Fidelity Series International Value Fund Class F	0.4	0.0
	8.1	7.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	0.8	0.6
Fidelity Southeast Asia Fund Class F	0.1	0.1
	0.9	0.7
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.6	2.7
Fidelity High Income Fund Class F	2.5	2.6
	5.1	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.6	0.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	20.4	19.7
Fidelity Strategic Real Return Fund Class F	6.2	6.4
Fidelity Total Bond Fund Class F	1.8	5.2
	28.4	31.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.0	7.2
Fidelity Short Term Bond Fund Class F	9.1	7.4
	18.1	14.6
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.7%
Domestic Equity Funds	34.1%
Developed International Equity Funds	8.1%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	3.6%
Investment Grade Bond Funds	28.4%
Short-Term Funds	18.1%

Six months ago
Domestic Equity Funds	39.9%
Developed International Equity Funds	7.8%
Emerging Markets Equity Funds	0.7%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	31.3%
Short-Term Funds	14.6%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	28.0%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.8%
Short-Term Funds	20.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2005 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 35.8%
	Shares	Value
Commodity Funds - 1.7%
Fidelity Series Commodity Strategy Fund Class F	103,476	$ 1,085,466
Domestic Equity Funds - 34.1%
Fidelity Blue Chip Growth Fund Class F	28,180	1,131,692
Fidelity Disciplined Equity Fund Class F	180,969	3,972,270
Fidelity Equity Income Fund Class F	52,778	2,193,996
Fidelity Growth Company Fund Class F	45,882	3,353,992
Fidelity Series 100 Index Fund	322,124	2,670,408
Fidelity Series All-Sector Equity Fund Class F	299,443	3,602,297
Fidelity Series Large Cap Value Fund Class F	324,351	3,850,044
Fidelity Series Small Cap Opportunities Fund Class F	72,703	649,963
Fidelity Small Cap Growth Fund Class F	28,772	387,274
Fidelity Small Cap Value Fund Class F	27,871	385,733
TOTAL DOMESTIC EQUITY FUNDS		22,197,669
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,063,453)		23,283,135
International Equity Funds - 9.0%

Developed International Equity Funds - 8.1%
Fidelity Diversified International Fund Class F	66,272	1,866,230
Fidelity Europe Fund Class F	24,268	707,906
Fidelity Japan Fund Class F	23,892	262,814
Fidelity Overseas Fund Class F	58,081	1,779,605
Fidelity Series International Growth Fund Class F	28,360	281,901
Fidelity Series International Small Cap Fund Class F	5,521	56,537
Fidelity Series International Value Fund Class F	28,881	279,280
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		5,234,273
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund Class F	31,804	533,669
Fidelity Southeast Asia Fund Class F	3,019	78,109
TOTAL EMERGING MARKETS EQUITY FUNDS		611,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,742,708)		5,846,051
Bond Funds - 37.1%
	Shares	Value
High Yield Bond Funds - 5.1%
Fidelity Capital & Income Fund Class F	187,610	$ 1,673,483
Fidelity High Income Fund Class F	192,445	1,668,497
TOTAL HIGH YIELD BOND FUNDS		3,341,980
Inflation-Protected Bond Funds - 3.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	230,511	2,365,039
Investment Grade Bond Funds - 28.4%
Fidelity Series Investment Grade Bond Fund Class F	1,162,786	13,302,269
Fidelity Strategic Real Return Fund Class F	469,294	4,059,396
Fidelity Total Bond Fund Class F	107,357	1,142,274
TOTAL INVESTMENT GRADE BOND FUNDS		18,503,939
TOTAL BOND FUNDS (Cost $23,928,757)		24,210,958
Short-Term Funds - 18.1%

Fidelity Institutional Money Market Portfolio Class F	5,854,931	5,854,931
Fidelity Short Term Bond Fund Class F	703,767	5,890,528
TOTAL SHORT-TERM FUNDS (Cost $11,726,233)		11,745,459
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,461,151)	65,085,603
NET OTHER ASSETS - 0.0%	(2,565)
NET ASSETS - 100%	$ 65,083,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $63,461,151) - See accompanying schedule		$ 65,085,603
Receivable for investments sold		2
Receivable for fund shares sold		181,853
Total assets		65,267,458

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	134,828
Payable for fund shares redeemed	47,024
Transfer agent fee payable	2,567
Total liabilities		184,420

Net Assets		$ 65,083,038
Net Assets consist of:
Paid in capital		$ 63,146,376
Undistributed net investment income		186,614
Accumulated undistributed net realized gain (loss) on investments		125,596
Net unrealized appreciation (depreciation) on investments		1,624,452
Net Assets, for 5,491,859 shares outstanding		$ 65,083,038
Net Asset Value, offering price and redemption price per share ($65,083,038 ÷ 5,491,859 shares)		$ 11.85

Statement of Operations

For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 364,110

Expenses
Transfer agent fees	$ 9,260
Independent trustees' compensation	36
Total expenses		9,296
Net investment income (loss)		354,814
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,194)
Capital gain distributions from underlying funds	288,350	260,156
Change in net unrealized appreciation (depreciation) on underlying funds		1,624,452
Net gain (loss)		1,884,608
Net increase (decrease) in net assets resulting from operations		$ 2,239,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 354,814
Net realized gain (loss)	260,156
Change in net unrealized appreciation (depreciation)	1,624,452
Net increase (decrease) in net assets resulting from operations	2,239,422
Distributions to shareholders from net investment income	(168,200)
Distributions to shareholders from net realized gain	(134,560)
Total distributions	(302,760)
Share transactions Proceeds from sales of shares	67,784,563
Reinvestment of distributions	302,759
Cost of shares redeemed	(4,940,946)
Net increase (decrease) in net assets resulting from share transactions	63,146,376
Total increase (decrease) in net assets	65,083,038

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $186,614)	$ 65,083,038
Other Information Shares
Sold	5,890,801
Issued in reinvestment of distributions	26,190
Redeemed	(425,132)
Net increase (decrease)	5,491,859

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.18
Net realized and unrealized gain (loss)	1.76
Total from investment operations	1.94
Distributions from net investment income	(.05)
Distributions from net realized gain	(.04)
Total distributions	(.09)
Net asset value, end of period	$ 11.85
Total Return B	19.42%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,083
Portfolio turnover rate	40% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	1.8	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	1.9	2.0
Fidelity Disciplined Equity Fund Class F	6.7	7.4
Fidelity Equity Income Fund Class F	3.7	6.4
Fidelity Growth Company Fund Class F	5.6	6.2
Fidelity Series 100 Index Fund	4.5	4.9
Fidelity Series All-Sector Equity Fund Class F	6.0	5.8
Fidelity Series Large Cap Value Fund Class F	6.4	6.7
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.1
Fidelity Small Cap Growth Fund Class F	0.7	0.6
Fidelity Small Cap Value Fund Class F	0.6	0.6
	37.2	41.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.5	3.6
Fidelity Europe Fund Class F	1.4	1.9
Fidelity Japan Fund Class F	0.5	0.5
Fidelity Overseas Fund Class F	3.4	3.6
Fidelity Series International Growth Fund Class F	0.5	0.0
Fidelity Series International Small Cap Fund Class F	0.1	0.0
Fidelity Series International Value Fund Class F	0.5	0.0
	9.9	9.6
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.0	0.8
Fidelity Southeast Asia Fund Class F	0.2	0.1
	1.2	0.9
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.7	2.7
Fidelity High Income Fund Class F	2.6	2.6
	5.3	5.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.4	0.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	22.4	20.7
Fidelity Strategic Real Return Fund Class F	6.7	6.7
Fidelity Total Bond Fund Class F	2.1	5.4
	31.2	32.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.0	4.5
Fidelity Short Term Bond Fund Class F	5.0	4.7
	10.0	9.2
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	1.8%
Domestic Equity Funds	37.2%
Developed International Equity Funds	9.9%
Emerging Markets Equity Funds	1.2%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	3.4%
Investment Grade Bond Funds	31.2%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	41.7%
Developed International Equity Funds	9.6%
Emerging Market Equity Funds	0.9%
High Yield Bond Funds	5.3%
Inflation-Protected Bond Funds	0.5%
Investment Grade Bond Funds	32.8%
Short-Term Funds	9.2%

Expected
Commodity Funds	4.7%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2010 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.0%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F	1,186,485	$ 12,446,231
Domestic Equity Funds - 37.2%
Fidelity Blue Chip Growth Fund Class F	318,429	12,788,107
Fidelity Disciplined Equity Fund Class F	2,049,362	44,983,502
Fidelity Equity Income Fund Class F	602,951	25,064,672
Fidelity Growth Company Fund Class F	519,596	37,982,433
Fidelity Series 100 Index Fund	3,647,322	30,236,303
Fidelity Series All-Sector Equity Fund Class F	3,384,890	40,720,226
Fidelity Series Large Cap Value Fund Class F	3,670,134	43,564,485
Fidelity Series Small Cap Opportunities Fund Class F	822,857	7,356,341
Fidelity Small Cap Growth Fund Class F	325,412	4,380,041
Fidelity Small Cap Value Fund Class F	315,204	4,362,425
TOTAL DOMESTIC EQUITY FUNDS		251,438,535
TOTAL DOMESTIC EQUITY FUNDS (Cost $251,168,368)		263,884,766
International Equity Funds - 11.1%

Developed International Equity Funds - 9.9%
Fidelity Diversified International Fund Class F	836,421	23,553,601
Fidelity Europe Fund Class F	324,069	9,453,105
Fidelity Japan Fund Class F	317,187	3,489,052
Fidelity Overseas Fund Class F	738,437	22,625,708
Fidelity Series International Growth Fund Class F	364,872	3,626,830
Fidelity Series International Small Cap Fund Class F	69,413	710,785
Fidelity Series International Value Fund Class F	371,902	3,596,289
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		67,055,370
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	414,481	6,954,985
Fidelity Southeast Asia Fund Class F	40,276	1,041,930
TOTAL EMERGING MARKETS EQUITY FUNDS		7,996,915
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,685,238)		75,052,285
Bond Funds - 39.9%
	Shares	Value
High Yield Bond Funds - 5.3%
Fidelity Capital & Income Fund Class F	2,026,225	$ 18,073,927
Fidelity High Income Fund Class F	2,019,883	17,512,385
TOTAL HIGH YIELD BOND FUNDS		35,586,312
Inflation-Protected Bond Funds - 3.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,222,240	22,800,182
Investment Grade Bond Funds - 31.2%
Fidelity Series Investment Grade Bond Fund Class F	13,222,035	151,260,082
Fidelity Strategic Real Return Fund Class F	5,246,232	45,379,903
Fidelity Total Bond Fund Class F	1,328,049	14,130,438
TOTAL INVESTMENT GRADE BOND FUNDS		210,770,423
TOTAL BOND FUNDS (Cost $266,478,868)		269,156,917
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F	33,688,868	33,688,868
Fidelity Short Term Bond Fund Class F	4,055,796	33,947,014
TOTAL SHORT-TERM FUNDS (Cost $67,527,871)		67,635,882
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $658,860,345)		675,729,850
NET OTHER ASSETS - 0.0%		(26,080)
NET ASSETS - 100%		$ 675,703,770
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $658,860,345) - See accompanying schedule		$ 675,729,850
Receivable for investments sold		38
Receivable for fund shares sold		1,041,425
Total assets		676,771,313

Liabilities
Payable for investments purchased	$ 513,759
Payable for fund shares redeemed	527,683
Transfer agent fees payable	26,101
Total liabilities		1,067,543

Net Assets		$ 675,703,770
Net Assets consist of:
Paid in capital		$ 655,534,583
Undistributed net investment income		1,787,041
Accumulated undistributed net realized gain (loss) on investments		1,512,641
Net unrealized appreciation (depreciation) on investments		16,869,505
Net Assets, for 56,442,408 shares outstanding		$ 675,703,770
Net Asset Value, offering price and redemption price per share ($675,703,770 ÷ 56,442,408 shares)		$ 11.97

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 3,336,460

Expenses
Transfer agent fees	$ 84,381
Independent trustees' compensation	335
Total expenses		84,716
Net investment income (loss)		3,251,744
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(189,703)
Capital gain distributions from underlying funds	2,874,106	2,684,403
Change in net unrealized appreciation (depreciation) on underlying funds		16,869,505
Net gain (loss)		19,553,908
Net increase (decrease) in net assets resulting from operations		$ 22,805,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,251,744
Net realized gain (loss)	2,684,403
Change in net unrealized appreciation (depreciation)	16,869,505
Net increase (decrease) in net assets resulting from operations	22,805,652
Distributions to shareholders from net investment income	(1,464,703)
Distributions to shareholders from net realized gain	(1,171,762)
Total distributions	(2,636,465)
Share transactions Proceeds from sales of shares	694,362,957
Reinvestment of distributions	2,636,465
Cost of shares redeemed	(41,464,839)
Net increase (decrease) in net assets resulting from share transactions	655,534,583
Total increase (decrease) in net assets	675,703,770

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,787,041)	$ 675,703,770
Other Information Shares
Sold	59,763,680
Issued in reinvestment of distributions	226,112
Redeemed	(3,547,384)
Net increase (decrease)	56,442,408

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17
Net realized and unrealized gain (loss)	1.89
Total from investment operations	2.06
Distributions from net investment income	(.05)
Distributions from net realized gain	(.04)
Total distributions	(.09)
Net asset value, end of period	$ 11.97
Total Return B	20.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 675,704
Portfolio turnover rate	29% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.0	2.0
Fidelity Disciplined Equity Fund Class F	6.9	7.7
Fidelity Equity Income Fund Class F	3.8	6.6
Fidelity Growth Company Fund Class F	5.8	6.5
Fidelity Series 100 Index Fund	4.6	5.1
Fidelity Series All-Sector Equity Fund Class F	6.2	6.1
Fidelity Series Large Cap Value Fund Class F	6.7	7.1
Fidelity Series Small Cap Opportunities Fund Class F	1.1	1.1
Fidelity Small Cap Growth Fund Class F	0.7	0.7
Fidelity Small Cap Value Fund Class F	0.7	0.7
	38.5	43.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	3.7	3.8
Fidelity Europe Fund Class F	1.4	2.0
Fidelity Japan Fund Class F	0.5	0.5
Fidelity Overseas Fund Class F	3.5	3.8
Fidelity Series International Growth Fund Class F	0.6	0.0
Fidelity Series International Small Cap Fund Class F	0.1	0.0
Fidelity Series International Value Fund Class F	0.6	0.0
	10.4	10.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.1	0.8
Fidelity Southeast Asia Fund Class F	0.2	0.2
	1.3	1.0
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	2.7	2.8
Fidelity High Income Fund Class F	2.7	2.7
	5.4	5.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	0.4
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	21.8	20.1
Fidelity Strategic Real Return Fund Class F	6.2	6.5
Fidelity Total Bond Fund Class F	2.1	5.3
	30.1	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	4.4	3.7
Fidelity Short Term Bond Fund Class F	4.4	3.8
	8.8	7.5
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	38.5%
Developed International Equity Funds	10.4%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	5.4%
Inflation-Protected Bond Funds	3.5%
Investment Grade Bond Funds	30.1%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	43.6%
Developed International Equity Funds	10.1%
Emerging Market Equity Funds	1.0%
High Yield Bond Funds	5.5%
Inflation-Protected Bond Funds	0.4%
Investment Grade Bond Funds	31.9%
Short-Term Funds	7.5%

Expected
Commodity Funds	4.8%
Domestic Equity Funds	33.1%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.4%
Investment Grade Bond Funds	26.1%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2015 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	1,709,887	$ 17,936,720
Domestic Equity Funds - 38.5%
Fidelity Blue Chip Growth Fund Class F	424,766	17,058,607
Fidelity Disciplined Equity Fund Class F	2,728,638	59,893,598
Fidelity Equity Income Fund Class F	795,754	33,079,477
Fidelity Growth Company Fund Class F	691,743	50,566,439
Fidelity Series 100 Index Fund	4,858,553	40,277,405
Fidelity Series All-Sector Equity Fund Class F	4,518,546	54,358,103
Fidelity Series Large Cap Value Fund Class F	4,893,102	58,081,126
Fidelity Series Small Cap Opportunities Fund Class F	1,095,716	9,795,705
Fidelity Small Cap Growth Fund Class F	433,683	5,837,367
Fidelity Small Cap Value Fund Class F	420,129	5,814,587
TOTAL DOMESTIC EQUITY FUNDS		334,762,414
TOTAL DOMESTIC EQUITY FUNDS (Cost $335,008,299)		352,699,134
International Equity Funds - 11.7%

Developed International Equity Funds - 10.4%
Fidelity Diversified International Fund Class F	1,141,867	32,154,982
Fidelity Europe Fund Class F	408,183	11,906,686
Fidelity Japan Fund Class F	401,589	4,417,484
Fidelity Overseas Fund Class F	1,002,540	30,717,832
Fidelity Series International Growth Fund Class F	531,510	5,283,211
Fidelity Series International Small Cap Fund Class F	104,928	1,074,461
Fidelity Series International Value Fund Class F	542,232	5,243,388
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		90,798,044
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund Class F	572,141	9,600,533
Fidelity Southeast Asia Fund Class F	51,603	1,334,965
TOTAL EMERGING MARKETS EQUITY FUNDS		10,935,498
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $100,163,653)		101,733,542
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.4%
Fidelity Capital & Income Fund Class F	2,670,868	$ 23,824,144
Fidelity High Income Fund Class F	2,683,488	23,265,844
TOTAL HIGH YIELD BOND FUNDS		47,089,988
Inflation-Protected Bond Funds - 3.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,954,472	30,312,888
Investment Grade Bond Funds - 30.1%
Fidelity Series Investment Grade Bond Fund Class F	16,559,612	189,441,959
Fidelity Strategic Real Return Fund Class F	6,239,643	53,972,909
Fidelity Total Bond Fund Class F	1,747,524	18,593,650
TOTAL INVESTMENT GRADE BOND FUNDS		262,008,518
TOTAL BOND FUNDS (Cost $335,645,689)		339,411,394
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Class F	38,168,994	38,168,994
Fidelity Short Term Bond Fund Class F	4,583,455	38,363,521
TOTAL SHORT-TERM FUNDS (Cost $76,392,675)		76,532,515
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $847,210,316)		870,376,585
NET OTHER ASSETS - 0.0%		(34,173)
NET ASSETS - 100%		$ 870,342,412
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $847,210,316) - See accompanying schedule		$ 870,376,585
Receivable for investments sold		32
Receivable for fund shares sold		773,414
Total assets		871,150,031

Liabilities
Payable for investments purchased	$ 374,259
Payable for fund shares redeemed	399,156
Transfer agent fees payable	34,204
Total liabilities		807,619

Net Assets		$ 870,342,412
Net Assets consist of:
Paid in capital		$ 842,654,798
Undistributed net investment income		2,240,137
Accumulated undistributed net realized gain (loss) on investments		2,281,208
Net unrealized appreciation (depreciation) on investments		23,166,269
Net Assets, for 72,438,752 shares outstanding		$ 870,342,412
Net Asset Value, offering price and redemption price per share ($870,342,412 ÷ 72,438,752 shares)		$ 12.01

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 5,223,714

Expenses
Transfer agent fees	$ 119,761
Independent trustees' compensation	489
Total expenses		120,250
Net investment income (loss)		5,103,464
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(201,419)
Capital gain distributions from underlying funds	4,732,384	4,530,965
Change in net unrealized appreciation (depreciation) on underlying funds		23,166,269
Net gain (loss)		27,697,234
Net increase (decrease) in net assets resulting from operations		$ 32,800,698

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,103,464
Net realized gain (loss)	4,530,965
Change in net unrealized appreciation (depreciation)	23,166,269
Net increase (decrease) in net assets resulting from operations	32,800,698
Distributions to shareholders from net investment income	(2,863,327)
Distributions to shareholders from net realized gain	(2,249,757)
Total distributions	(5,113,084)
Share transactions Proceeds from sales of shares	876,846,062
Reinvestment of distributions	5,113,083
Cost of shares redeemed	(39,304,347)
Net increase (decrease) in net assets resulting from share transactions	842,654,798
Total increase (decrease) in net assets	870,342,412

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,240,137)	$ 870,342,412
Other Information Shares
Sold	75,347,988
Issued in reinvestment of distributions	437,016
Redeemed	(3,346,252)
Net increase (decrease)	72,438,752

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.19
Net realized and unrealized gain (loss)	1.95
Total from investment operations	2.14
Distributions from net investment income	(.07)
Distributions from net realized gain	(.06)
Total distributions	(.13)
Net asset value, end of period	$ 12.01
Total ReturnB	21.38%
Ratios to Average Net Assets D,F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 870,342
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.4	2.4
Fidelity Disciplined Equity Fund Class F	8.3	9.3
Fidelity Equity Income Fund Class F	4.6	8.0
Fidelity Growth Company Fund Class F	7.1	7.9
Fidelity Series 100 Index Fund	5.6	6.2
Fidelity Series All-Sector Equity Fund Class F	7.5	7.5
Fidelity Series Large Cap Value Fund Class F	8.1	8.6
Fidelity Series Small Cap Opportunities Fund Class F	1.4	1.4
Fidelity Small Cap Growth Fund Class F	0.8	0.8
Fidelity Small Cap Value Fund Class F	0.8	0.8
	46.6	52.9
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.4	4.5
Fidelity Europe Fund Class F	1.7	2.4
Fidelity Japan Fund Class F	0.6	0.6
Fidelity Overseas Fund Class F	4.2	4.5
Fidelity Series International Growth Fund Class F	0.8	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	0.7	0.0
	12.6	12.0
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.3	1.0
Fidelity Southeast Asia Fund Class F	0.2	0.2
	1.5	1.2
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.8	3.8
Fidelity High Income Fund Class F	3.6	3.6
	7.4	7.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.5	0.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	17.6	15.5
Fidelity Strategic Real Return Fund Class F	5.0	5.0
Fidelity Total Bond Fund Class F	1.8	4.1
	24.4	24.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.2	0.8
Fidelity Short Term Bond Fund Class F	1.3	0.8
	2.5	1.6
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.5%
Domestic Equity Funds	46.6%
Developed International Equity Funds	12.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	2.5%
Investment Grade Bond Funds	24.4%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds	52.9%
Developed International Equity Funds	12.0%
Emerging Market Equity Funds	1.2%
High Yield Bond Funds	7.4%
Inflation-Protected Bond Funds	0.3%
Investment Grade Bond Funds	24.6%
Short-Term Funds	1.6%

Expected
Commodity Funds	5.8%
Domestic Equity Funds	39.6%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.3%
Investment Grade Bond Funds	22.5%
Short-Term Funds	3.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2020 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 49.1%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund Class F	3,796,267	$ 39,822,840
Domestic Equity Funds - 46.6%
Fidelity Blue Chip Growth Fund Class F	935,148	37,555,555
Fidelity Disciplined Equity Fund Class F	6,011,683	131,956,443
Fidelity Equity Income Fund Class F	1,760,163	73,169,995
Fidelity Growth Company Fund Class F	1,533,354	112,088,143
Fidelity Series 100 Index Fund	10,695,874	88,668,796
Fidelity Series All-Sector Equity Fund Class F	9,940,915	119,589,209
Fidelity Series Large Cap Value Fund Class F	10,768,874	127,826,540
Fidelity Series Small Cap Opportunities Fund Class F	2,413,840	21,579,728
Fidelity Small Cap Growth Fund Class F	955,020	12,854,568
Fidelity Small Cap Value Fund Class F	925,267	12,805,690
TOTAL DOMESTIC EQUITY FUNDS		738,094,667
TOTAL DOMESTIC EQUITY FUNDS (Cost $740,300,368)		777,917,507
International Equity Funds - 14.1%

Developed International Equity Funds - 12.6%
Fidelity Diversified International Fund Class F	2,469,648	69,545,287
Fidelity Europe Fund Class F	927,097	27,043,422
Fidelity Japan Fund Class F	918,877	10,107,644
Fidelity Overseas Fund Class F	2,177,009	66,703,549
Fidelity Series International Growth Fund Class F	1,208,028	12,007,795
Fidelity Series International Small Cap Fund Class F	235,285	2,409,319
Fidelity Series International Value Fund Class F	1,231,448	11,908,104
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		199,725,120
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund Class F	1,264,876	21,224,626
Fidelity Southeast Asia Fund Class F	113,642	2,939,910
TOTAL EMERGING MARKETS EQUITY FUNDS		24,164,536
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $219,999,228)		223,889,656
Bond Funds - 34.3%
	Shares	Value
High Yield Bond Funds - 7.4%
Fidelity Capital & Income Fund Class F	6,717,735	$ 59,922,192
Fidelity High Income Fund Class F	6,548,362	56,774,299
TOTAL HIGH YIELD BOND FUNDS		116,696,491
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,889,236	39,903,556
Investment Grade Bond Funds - 24.4%
Fidelity Series Investment Grade Bond Fund Class F	24,458,197	279,801,780
Fidelity Strategic Real Return Fund Class F	9,116,400	78,856,857
Fidelity Total Bond Fund Class F	2,686,456	28,583,889
TOTAL INVESTMENT GRADE BOND FUNDS		387,242,526
TOTAL BOND FUNDS (Cost $537,049,084)		543,842,573
Short-Term Funds - 2.5%

Fidelity Institutional Money Market Portfolio Class F	19,837,633	19,837,633
Fidelity Short Term Bond Fund Class F	2,380,336	19,923,410
TOTAL SHORT-TERM FUNDS (Cost $39,700,936)		39,761,043
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,537,049,616)		1,585,410,779
NET OTHER ASSETS - 0.0%		(61,179)
NET ASSETS - 100%		$ 1,585,349,600
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $1,537,049,616) - See accompanying schedule		$ 1,585,410,779
Receivable for investments sold		51
Receivable for fund shares sold		2,395,453
Total assets		1,587,806,283

Liabilities
Payable for investments purchased	$ 1,726,951
Payable for fund shares redeemed	668,502
Transfer agent fees payable	61,230
Total liabilities		2,456,683

Net Assets		$ 1,585,349,600
Net Assets consist of:
Paid in capital		$ 1,528,603,889
Undistributed net investment income		3,716,155
Accumulated undistributed net realized gain (loss) on investments		4,668,393
Net unrealized appreciation (depreciation) on investments		48,361,163
Net Assets, for 128,157,236 shares outstanding		$ 1,585,349,600
Net Asset Value, offering price and redemption price per share ($1,585,349,600 ÷ 128,157,236 shares)		$ 12.37

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 7,859,427

Expenses
Transfer agent fees	$ 201,009
Independent trustees' compensation	807
Total expenses		201,816
Net investment income (loss)		7,657,611
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(606,057)
Capital gain distributions from underlying funds	8,230,542	7,624,485
Change in net unrealized appreciation (depreciation) on underlying funds		48,361,163
Net gain (loss)		55,985,648
Net increase (decrease) in net assets resulting from operations		$ 63,643,259

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,657,611
Net realized gain (loss)	7,624,485
Change in net unrealized appreciation (depreciation)	48,361,163
Net increase (decrease) in net assets resulting from operations	63,643,259
Distributions to shareholders from net investment income	(3,941,456)
Distributions to shareholders from net realized gain	(2,956,092)
Total distributions	(6,897,548)
Share transactions Proceeds from sales of shares	1,574,861,111
Reinvestment of distributions	6,897,547
Cost of shares redeemed	(53,154,769)
Net increase (decrease) in net assets resulting from share transactions	1,528,603,889
Total increase (decrease) in net assets	1,585,349,600

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,716,155)	$ 1,585,349,600
Other Information Shares
Sold	132,007,180
Issued in reinvestment of distributions	573,839
Redeemed	(4,423,783)
Net increase (decrease)	128,157,236

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.18
Net realized and unrealized gain (loss)	2.30
Total from investment operations	2.48
Distributions from net investment income	(.06)
Distributions from net realized gain	(.05)
Total distributions	(.11)
Net asset value, end of period	$ 12.37
Total Return B	24.78%
Ratios to Average Net Assets D,F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,585,350
Portfolio turnover rate	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.9	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.6	2.6
Fidelity Disciplined Equity Fund Class F	9.3	10.1
Fidelity Equity Income Fund Class F	5.2	8.7
Fidelity Growth Company Fund Class F	7.9	8.5
Fidelity Series 100 Index Fund	6.2	6.7
Fidelity Series All-Sector Equity Fund Class F	8.4	8.0
Fidelity Series Large Cap Value Fund Class F	9.0	9.3
Fidelity Series Small Cap Opportunities Fund Class F	1.5	1.5
Fidelity Small Cap Growth Fund Class F	0.9	0.9
Fidelity Small Cap Value Fund Class F	0.9	0.9
	51.9	57.2
Developed International Equity Funds
Fidelity Diversified International Fund Class F	4.8	4.9
Fidelity Europe Fund Class F	1.8	2.6
Fidelity Japan Fund Class F	0.7	0.7
Fidelity Overseas Fund Class F	4.7	4.9
Fidelity Series International Growth Fund Class F	1.0	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	0.9	0.0
	14.1	13.1
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.5	1.0
Fidelity Southeast Asia Fund Class F	0.2	0.2
	1.7	1.2
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.9	3.9
Fidelity High Income Fund Class F	3.7	3.7
	7.6	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.5	0.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	14.8	13.0
Fidelity Strategic Real Return Fund Class F	4.0	4.3
Fidelity Total Bond Fund Class F	1.5	3.4
	20.3	20.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.0 †	0.0
Fidelity Short Term Bond Fund Class F	0.0 †	0.0
	0.0 †	0.0
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.9%
Domestic Equity Funds	51.9%
Developed International Equity Funds	14.1%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	1.5%
Investment Grade Bond Funds	20.3%
Short-Term Funds†	0.0%

Six months ago
Domestic Equity Funds	57.2%
Developed International Equity Funds	13.1%
Emerging Market Equity Funds	1.2%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	20.7%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	45.2%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

† Amount represents less than 0.1%.

Annual Report

Fidelity Freedom K® 2025 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 54.8%
	Shares	Value
Commodity Funds - 2.9%
Fidelity Series Commodity Strategy Fund Class F	2,558,142	$ 26,834,908
Domestic Equity Funds - 51.9%
Fidelity Blue Chip Growth Fund Class F	612,291	24,589,604
Fidelity Disciplined Equity Fund Class F	3,935,297	86,379,771
Fidelity Equity Income Fund Class F	1,155,442	48,031,721
Fidelity Growth Company Fund Class F	998,462	72,987,608
Fidelity Series 100 Index Fund	7,002,818	58,053,359
Fidelity Series All-Sector Equity Fund Class F	6,506,692	78,275,510
Fidelity Series Large Cap Value Fund Class F	7,048,922	83,670,698
Fidelity Series Small Cap Opportunities Fund Class F	1,577,365	14,101,641
Fidelity Small Cap Growth Fund Class F	624,288	8,402,914
Fidelity Small Cap Value Fund Class F	604,806	8,370,521
TOTAL DOMESTIC EQUITY FUNDS		482,863,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $485,167,597)		509,698,255
International Equity Funds - 15.8%

Developed International Equity Funds - 14.1%
Fidelity Diversified International Fund Class F	1,600,719	45,076,251
Fidelity Europe Fund Class F	565,448	16,494,118
Fidelity Japan Fund Class F	559,790	6,157,695
Fidelity Overseas Fund Class F	1,424,103	43,634,513
Fidelity Series International Growth Fund Class F	891,269	8,859,214
Fidelity Series International Small Cap Fund Class F	173,830	1,780,020
Fidelity Series International Value Fund Class F	911,140	8,810,726
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		130,812,537
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	855,718	14,358,948
Fidelity Southeast Asia Fund Class F	70,627	1,827,114
TOTAL EMERGING MARKETS EQUITY FUNDS		16,186,062
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $144,538,224)		146,998,599
Bond Funds - 29.4%
	Shares	Value
High Yield Bond Funds - 7.6%
Fidelity Capital & Income Fund Class F	4,066,605	$ 36,274,112
Fidelity High Income Fund Class F	4,035,331	34,986,323
TOTAL HIGH YIELD BOND FUNDS		71,260,435
Inflation-Protected Bond Funds - 1.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,352,694	13,878,644
Investment Grade Bond Funds - 20.3%
Fidelity Series Investment Grade Bond Fund Class F	11,989,659	137,161,702
Fidelity Strategic Real Return Fund Class F	4,340,343	37,543,963
Fidelity Total Bond Fund Class F	1,304,623	13,881,186
TOTAL INVESTMENT GRADE BOND FUNDS		188,586,851
TOTAL BOND FUNDS (Cost $269,716,331)		273,725,930
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F	15,442	15,442
Fidelity Short Term Bond Fund Class F	1,853	15,507
TOTAL SHORT TERM FUNDS (Cost $30,915)		30,949
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $899,453,067)		930,453,733
NET OTHER ASSETS - 0.0%		(36,264)
NET ASSETS - 100%		$ 930,417,469
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $899,453,067) - See accompanying schedule		$ 930,453,733
Receivable for investments sold		31
Receivable for fund shares sold		1,281,080
Total assets		931,734,844

Liabilities
Payable for investments purchased	$ 1,046,942
Payable for fund shares redeemed	234,137
Transfer agent fees payable	36,296
Total liabilities		1,317,375

Net Assets		$ 930,417,469
Net Assets consist of:
Paid in capital		$ 894,254,947
Undistributed net investment income		1,905,924
Accumulated undistributed net realized gain (loss) on investments		3,255,932
Net unrealized appreciation (depreciation) on investments		31,000,666
Net Assets, for 74,420,780 shares outstanding		$ 930,417,469
Net Asset Value, offering price and redemption price per share ($930,417,469 ÷ 74,420,780 shares)		$ 12.50

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 4,917,182

Expenses
Transfer agent fees	$ 125,769
Independent trustees' compensation	515
Total expenses		126,284
Net investment income (loss)		4,790,898
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(328,007)
Capital gain distributions from underlying funds	5,644,634	5,316,627
Change in net unrealized appreciation (depreciation) on underlying funds		31,000,666
Net gain (loss)		36,317,293
Net increase (decrease) in net assets resulting from operations		$ 41,108,191

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,790,898
Net realized gain (loss)	5,316,627
Change in net unrealized appreciation (depreciation)	31,000,666
Net increase (decrease) in net assets resulting from operations	41,108,191
Distributions to shareholders from net investment income	(2,884,974)
Distributions to shareholders from net realized gain	(2,060,695)
Total distributions	(4,945,669)
Share transactions Proceeds from sales of shares	924,624,223
Reinvestment of distributions	4,945,668
Cost of shares redeemed	(35,314,944)
Net increase (decrease) in net assets resulting from share transactions	894,254,947
Total increase (decrease) in net assets	930,417,469

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,905,924)	$ 930,417,469
Other Information Shares
Sold	76,929,257
Issued in reinvestment of distributions	407,722
Redeemed	(2,916,199)
Net increase (decrease)	74,420,780

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.18
Net realized and unrealized gain (loss)	2.44
Total from investment operations	2.62
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$ 12.50
Total Return B	26.24%
Ratios to Average Net Assets D,F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 930,417
Portfolio turnover rate	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.4	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	2.9	3.0
Fidelity Disciplined Equity Fund Class F	10.1	11.2
Fidelity Equity Income Fund Class F	5.7	9.7
Fidelity Growth Company Fund Class F	8.6	9.5
Fidelity Series 100 Index Fund	6.8	7.4
Fidelity Series All-Sector Equity Fund Class F	9.1	9.0
Fidelity Series Large Cap Value Fund Class F	9.8	10.3
Fidelity Series Small Cap Opportunities Fund Class F	1.7	1.7
Fidelity Small Cap Growth Fund Class F	1.0	0.9
Fidelity Small Cap Value Fund Class F	1.0	1.0
	56.7	63.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	5.2	5.4
Fidelity Europe Fund Class F	2.0	2.9
Fidelity Japan Fund Class F	0.8	0.8
Fidelity Overseas Fund Class F	5.0	5.4
Fidelity Series International Growth Fund Class F	1.1	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	1.1	0.0
	15.4	14.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.7	1.1
Fidelity Southeast Asia Fund Class F	0.3	0.2
	2.0	1.3
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	4.0	3.9
Fidelity High Income Fund Class F	3.8	3.7
	7.8	7.6
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.2	0.0 †
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	10.9	8.1
Fidelity Strategic Real Return Fund Class F	2.5	2.6
Fidelity Total Bond Fund Class F	1.1	2.2
	14.5	12.9
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.4%
Domestic Equity Funds	56.7%
Developed International Equity Funds	15.4%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	7.8%
Inflation-Protected Bond Funds	0.2%
Investment Grade Bond Funds	14.5%

Six months ago
Domestic Equity Funds	63.7%
Developed International Equity Funds	14.5%
Emerging Market Equity Funds	1.3%
High Yield Bond Funds	7.6%
Inflation-Protected Bond Funds	0.0% †
Investment Grade Bond Funds	12.9%

Expected
Commodity Funds	7.1%
Domestic Equity Funds	48.4%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

† Amount represents less than 0.1%.

Annual Report

Fidelity Freedom K® 2030 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Commodity Funds - 3.4%
Fidelity Series Commodity Strategy Fund Class F	4,127,462	$ 43,297,076
Domestic Equity Funds - 56.7%
Fidelity Blue Chip Growth Fund Class F	917,768	36,857,551
Fidelity Disciplined Equity Fund Class F	5,921,550	129,978,028
Fidelity Equity Income Fund Class F	1,770,219	73,587,995
Fidelity Growth Company Fund Class F	1,509,678	110,357,493
Fidelity Series 100 Index Fund	10,522,571	87,232,113
Fidelity Series All-Sector Equity Fund Class F	9,708,328	116,791,184
Fidelity Series Large Cap Value Fund Class F	10,567,251	125,433,267
Fidelity Series Small Cap Opportunities Fund Class F	2,386,995	21,339,736
Fidelity Small Cap Growth Fund Class F	940,226	12,655,440
Fidelity Small Cap Value Fund Class F	911,413	12,613,949
TOTAL DOMESTIC EQUITY FUNDS		726,846,756
TOTAL DOMESTIC EQUITY FUNDS (Cost $731,419,652)		770,143,832
International Equity Funds - 17.4%

Developed International Equity Funds - 15.4%
Fidelity Diversified International Fund Class F	2,363,490	66,555,887
Fidelity Europe Fund Class F	896,226	26,142,925
Fidelity Japan Fund Class F	881,613	9,697,743
Fidelity Overseas Fund Class F	2,090,185	64,043,260
Fidelity Series International Growth Fund Class F	1,418,016	14,095,083
Fidelity Series International Small Cap Fund Class F	275,993	2,826,173
Fidelity Series International Value Fund Class F	1,448,287	14,004,935
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		197,366,006

	Shares	Value
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund Class F	1,314,655	$ 22,059,918
Fidelity Southeast Asia Fund Class F	114,427	2,960,227
TOTAL EMERGING MARKETS EQUITY FUNDS		25,020,145
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $218,431,922)		222,386,151
Bond Funds - 22.5%

High Yield Bond Funds - 7.8%
Fidelity Capital & Income Fund Class F	5,725,191	51,068,702
Fidelity High Income Fund Class F	5,579,030	48,370,193
TOTAL HIGH YIELD BOND FUNDS		99,438,895
Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	292,614	3,002,220
Investment Grade Bond Funds - 14.5%
Fidelity Series Investment Grade Bond Fund Class F	12,175,491	139,287,622
Fidelity Strategic Real Return Fund Class F	3,765,031	32,567,518
Fidelity Total Bond Fund Class F	1,328,324	14,133,368
TOTAL INVESTMENT GRADE BOND FUNDS		185,988,508
TOTAL BOND FUNDS (Cost $283,407,270)		288,429,623
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,233,258,844)		1,280,959,606
NET OTHER ASSETS - 0.0%		(49,233)
NET ASSETS - 100%		$ 1,280,910,373
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $1,233,258,844) - See accompanying schedule		$ 1,280,959,606
Receivable for investments sold		43
Receivable for fund shares sold		1,937,115
Total assets		1,282,896,764

Liabilities
Payable for investments purchased	$ 1,295,660
Payable for fund shares redeemed	641,455
Transfer agent fees payable	49,276
Total liabilities		1,986,391

Net Assets		$ 1,280,910,373
Net Assets consist of:
Paid in capital		$ 1,226,003,307
Undistributed net investment income		2,159,831
Accumulated undistributed net realized gain (loss) on investments		5,046,473
Net unrealized appreciation (depreciation) on investments		47,700,762
Net Assets, for 101,065,878 shares outstanding		$ 1,280,910,373
Net Asset Value, offering price and redemption price per share ($1,280,910,373 ÷ 101,065,878 shares)		$ 12.67

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 6,536,168

Expenses
Transfer agent fees	$ 174,154
Independent trustees' compensation	719
Total expenses		174,873
Net investment income (loss)		6,361,295
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(197,846)
Capital gain distributions from underlying funds	8,245,364	8,047,518
Change in net unrealized appreciation (depreciation) on underlying funds		47,700,762
Net gain (loss)		55,748,280
Net increase (decrease) in net assets resulting from operations		$ 62,109,575

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,361,295
Net realized gain (loss)	8,047,518
Change in net unrealized appreciation (depreciation)	47,700,762
Net increase (decrease) in net assets resulting from operations	62,109,575
Distributions to shareholders from net investment income	(4,201,464)
Distributions to shareholders from net realized gain	(3,001,045)
Total distributions	(7,202,509)
Share transactions Proceeds from sales of shares	1,268,664,895
Reinvestment of distributions	7,202,508
Cost of shares redeemed	(49,864,096)
Net increase (decrease) in net assets resulting from share transactions	1,226,003,307
Total increase (decrease) in net assets	1,280,910,373

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2,159,831)	$ 1,280,910,373
Other Information Shares
Sold	104,547,125
Issued in reinvestment of distributions	586,523
Redeemed	(4,067,770)
Net increase (decrease)	101,065,878

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.17
Net realized and unrealized gain (loss)	2.62
Total from investment operations	2.79
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$ 12.67
Total Return B	27.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,280,910
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1	3.1
Fidelity Disciplined Equity Fund Class F	10.9	11.8
Fidelity Equity Income Fund Class F	6.1	10.1
Fidelity Growth Company Fund Class F	9.2	9.9
Fidelity Series 100 Index Fund	7.3	7.8
Fidelity Series All-Sector Equity Fund Class F	9.9	9.4
Fidelity Series Large Cap Value Fund Class F	10.6	10.8
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.7
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.0	1.0
	61.0	66.6
Developed International Equity Funds
Fidelity Diversified International Fund Class F	5.6	5.7
Fidelity Europe Fund Class F	2.0	3.0
Fidelity Japan Fund Class F	0.8	0.8
Fidelity Overseas Fund Class F	5.5	5.7
Fidelity Series International Growth Fund Class F	1.2	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	1.2	0.0
	16.5	15.2
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.9	1.2
Fidelity Southeast Asia Fund Class F	0.2	0.3
	2.1	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	3.8	3.9
Fidelity High Income Fund Class F	3.7	3.6
	7.5	7.5
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	6.9	5.8
Fidelity Strategic Real Return Fund Class F	1.7	1.9
Fidelity Total Bond Fund Class F	0.8	1.5
	9.4	9.2
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	61.0%
Developed International Equity Funds	16.5%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.4%

Six months ago
Domestic Equity Funds	66.6%
Developed International Equity Funds	15.2%
Emerging Market Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	9.2%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2035 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund Class F	2,074,540	$ 21,761,929
Domestic Equity Funds - 61.0%
Fidelity Blue Chip Growth Fund Class F	488,719	19,626,936
Fidelity Disciplined Equity Fund Class F	3,142,231	68,971,959
Fidelity Equity Income Fund Class F	931,028	38,702,840
Fidelity Growth Company Fund Class F	798,285	58,354,605
Fidelity Series 100 Index Fund	5,593,970	46,374,015
Fidelity Series All-Sector Equity Fund Class F	5,183,666	62,359,499
Fidelity Series Large Cap Value Fund Class F	5,621,996	66,733,092
Fidelity Series Small Cap Opportunities Fund Class F	1,258,224	11,248,525
Fidelity Small Cap Growth Fund Class F	497,452	6,695,709
Fidelity Small Cap Value Fund Class F	482,250	6,674,339
TOTAL DOMESTIC EQUITY FUNDS		385,741,519
TOTAL DOMESTIC EQUITY FUNDS (Cost $387,514,478)		407,503,448
International Equity Funds - 18.6%

Developed International Equity Funds - 16.5%
Fidelity Diversified International Fund Class F	1,262,990	35,565,791
Fidelity Europe Fund Class F	437,818	12,771,155
Fidelity Japan Fund Class F	434,677	4,781,449
Fidelity Overseas Fund Class F	1,134,017	34,746,267
Fidelity Series International Growth Fund Class F	763,275	7,586,955
Fidelity Series International Small Cap Fund Class F	148,979	1,525,545
Fidelity Series International Value Fund Class F	781,430	7,556,431
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		104,533,593

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	698,067	$ 11,713,559
Fidelity Southeast Asia Fund Class F	55,429	1,433,961
TOTAL EMERGING MARKETS EQUITY FUNDS		13,147,520
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,510,431)		117,681,113
Bond Funds - 16.9%

High Yield Bond Funds - 7.5%
Fidelity Capital & Income Fund Class F	2,687,487	23,972,388
Fidelity High Income Fund Class F	2,701,400	23,421,138
TOTAL HIGH YIELD BOND FUNDS		47,393,526
Investment Grade Bond Funds - 9.4%
Fidelity Series Investment Grade Bond Fund Class F	3,827,533	43,786,983
Fidelity Strategic Real Return Fund Class F	1,266,526	10,955,448
Fidelity Total Bond Fund Class F	447,004	4,756,120
TOTAL INVESTMENT GRADE BOND FUNDS		59,498,551
TOTAL BOND FUNDS (Cost $104,626,379)		106,892,077
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $607,651,288)	632,076,638
NET OTHER ASSETS - 0.0%	(24,537)
NET ASSETS - 100%	$ 632,052,101
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $607,651,288) - See accompanying schedule		$ 632,076,638
Receivable for investments sold		23
Receivable for fund shares sold		1,528,615
Total assets		633,605,276

Liabilities
Payable for investments purchased	$ 1,262,455
Payable for fund shares redeemed	266,161
Transfer agent fees payable	24,559
Total liabilities		1,553,175

Net Assets		$ 632,052,101
Net Assets consist of:
Paid in capital		$ 604,284,595
Undistributed net investment income		1,062,680
Accumulated undistributed net realized gain (loss) on investments		2,279,476
Net unrealized appreciation (depreciation) on investments		24,425,350
Net Assets, for 49,457,611 shares outstanding		$ 632,052,101
Net Asset Value, offering price and redemption price per share ($632,052,101 ÷ 49,457,611 shares)		$ 12.78

Statement of Operations

For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 2,876,332

Expenses
Transfer agent fees	$ 86,300
Independent trustees' compensation	354
Total expenses		86,654
Net investment income (loss)		2,789,678
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(418,279)
Capital gain distributions from underlying funds	4,136,920	3,718,641
Change in net unrealized appreciation (depreciation) on underlying funds		24,425,350
Net gain (loss)		28,143,991
Net increase (decrease) in net assets resulting from operations		$ 30,933,669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,789,678
Net realized gain (loss)	3,718,641
Change in net unrealized appreciation (depreciation)	24,425,350
Net increase (decrease) in net assets resulting from operations	30,933,669
Distributions to shareholders from net investment income	(1,726,998)
Distributions to shareholders from net realized gain	(1,439,165)
Total distributions	(3,166,163)
Share transactions Proceeds from sales of shares	625,206,915
Reinvestment of distributions	3,166,162
Cost of shares redeemed	(24,088,482)
Net increase (decrease) in net assets resulting from share transactions	604,284,595
Total increase (decrease) in net assets	632,052,101

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,062,680)	$ 632,052,101
Other Information Shares
Sold	51,160,662
Issued in reinvestment of distributions	255,748
Redeemed	(1,958,799)
Net increase (decrease)	49,457,611

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.15
Net realized and unrealized gain (loss)	2.74
Total from investment operations	2.89
Distributions from net investment income	(.06)
Distributions from net realized gain	(.05)
Total distributions	(.11)
Net asset value, end of period	$ 12.78
Total Return B	28.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 632,052
Portfolio turnover rate	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual report

Fidelity Freedom K® 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.5	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.1	3.1
Fidelity Disciplined Equity Fund Class F	11.1	12.0
Fidelity Equity Income Fund Class F	6.1	10.3
Fidelity Growth Company Fund Class F	9.4	10.1
Fidelity Series 100 Index Fund	7.4	7.9
Fidelity Series All-Sector Equity Fund Class F	10.0	9.5
Fidelity Series Large Cap Value Fund Class F	10.7	11.0
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.0
	61.8	67.7
Developed International Equity Funds
Fidelity Diversified International Fund Class F	5.7	5.8
Fidelity Europe Fund Class F	2.1	3.1
Fidelity Japan Fund Class F	0.8	0.8
Fidelity Overseas Fund Class F	5.6	5.8
Fidelity Series International Growth Fund Class F	1.2	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	1.2	0.0
	16.8	15.5
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.9	1.2
Fidelity Southeast Asia Fund Class F	0.2	0.2
	2.1	1.4
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	4.6	4.8
Fidelity High Income Fund Class F	4.5	4.5
	9.1	9.3
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	5.0	3.8
Fidelity Strategic Real Return Fund Class F	1.1	1.3
Fidelity Total Bond Fund Class F	0.6	1.0
	6.7	6.1
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.5%
Domestic Equity Funds	61.8%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	9.1%
Investment Grade Bond Funds	6.7%

Six months ago
Domestic Equity Funds	67.7%
Developed International Equity Funds	15.5%
Emerging Market Equity Funds	1.4%
High Yield Bond Funds	9.3%
Investment Grade Bond Funds	6.1%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	54.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2040 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.3%
	Shares	Value
Commodity Funds - 3.5%
Fidelity Series Commodity Strategy Fund Class F	2,489,562	$ 26,115,504
Domestic Equity Funds - 61.8%
Fidelity Blue Chip Growth Fund Class F	588,202	23,622,205
Fidelity Disciplined Equity Fund Class F	3,777,391	82,913,739
Fidelity Equity Income Fund Class F	1,109,703	46,130,341
Fidelity Growth Company Fund Class F	960,543	70,215,720
Fidelity Series 100 Index Fund	6,722,088	55,726,108
Fidelity Series All-Sector Equity Fund Class F	6,226,326	74,902,702
Fidelity Series Large Cap Value Fund Class F	6,763,073	80,277,671
Fidelity Series Small Cap Opportunities Fund Class F	1,514,758	13,541,940
Fidelity Small Cap Growth Fund Class F	599,309	8,066,700
Fidelity Small Cap Value Fund Class F	580,905	8,039,725
TOTAL DOMESTIC EQUITY FUNDS		463,436,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $465,773,471)		489,552,355
International Equity Funds - 18.9%

Developed International Equity Funds - 16.8%
Fidelity Diversified International Fund Class F	1,516,407	42,702,014
Fidelity Europe Fund Class F	543,389	15,850,653
Fidelity Japan Fund Class F	539,289	5,932,182
Fidelity Overseas Fund Class F	1,361,168	41,706,191
Fidelity Series International Growth Fund Class F	902,145	8,967,319
Fidelity Series International Small Cap Fund Class F	175,792	1,800,106
Fidelity Series International Value Fund Class F	923,085	8,926,229
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		125,884,694

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	833,996	$ 13,994,460
Fidelity Southeast Asia Fund Class F	67,476	1,745,601
TOTAL EMERGING MARKETS EQUITY FUNDS		15,740,061
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $138,715,183)		141,624,755
Bond Funds - 15.8%

High Yield Bond Funds - 9.1%
Fidelity Capital & Income Fund Class F	3,879,152	34,602,038
Fidelity High Income Fund Class F	3,844,510	33,331,898
TOTAL HIGH YIELD BOND FUNDS		67,933,936
Investment Grade Bond Funds - 6.7%
Fidelity Series Investment Grade Bond Fund Class F	3,260,068	37,295,182
Fidelity Strategic Real Return Fund Class F	1,002,810	8,674,310
Fidelity Total Bond Fund Class F	404,898	4,308,112
TOTAL INVESTMENT GRADE BOND FUNDS		50,277,604
TOTAL BOND FUNDS (Cost $115,280,004)		118,211,540
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $719,768,658)	749,388,650
NET OTHER ASSETS - 0.0%	(28,631)
NET ASSETS - 100%	$ 749,360,019
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $719,768,658) - See accompanying schedule		$ 749,388,650
Receivable for investments sold		23
Receivable for fund shares sold		1,472,909
Total assets		750,861,582

Liabilities
Payable for investments purchased	$ 1,207,686
Payable for fund shares redeemed	265,226
Transfer agent fees payable	28,651
Total liabilities		1,501,563

Net Assets		$ 749,360,019
Net Assets consist of:
Paid in capital		$ 715,815,900
Undistributed net investment income		1,105,255
Accumulated undistributed net realized gain (loss) on investments		2,818,872
Net unrealized appreciation (depreciation) on investments		29,619,992
Net Assets, for 58,335,366 shares outstanding		$ 749,360,019
Net Asset Value, offering price and redemption price per share ($749,360,019 ÷ 58,335,366 shares)		$ 12.85

Statement of Operations

For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 3,156,194

Expenses
Transfer agent fees	$ 95,339
Independent trustees' compensation	383
Total expenses		95,722
Net investment income (loss)		3,060,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(448,537)
Capital gain distributions from underlying funds	4,621,021	4,172,484
Change in net unrealized appreciation (depreciation) on underlying funds		29,619,992
Net gain (loss)		33,792,476
Net increase (decrease) in net assets resulting from operations		$ 36,852,948

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,060,472
Net realized gain (loss)	4,172,484
Change in net unrealized appreciation (depreciation)	29,619,992
Net increase (decrease) in net assets resulting from operations	36,852,948
Distributions to shareholders from net investment income	(1,955,217)
Distributions to shareholders from net realized gain	(1,353,612)
Total distributions	(3,308,829)
Share transactions Proceeds from sales of shares	742,165,707
Reinvestment of distributions	3,308,828
Cost of shares redeemed	(29,658,635)
Net increase (decrease) in net assets resulting from share transactions	715,815,900
Total increase (decrease) in net assets	749,360,019

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,105,255)	$ 749,360,019
Other Information Shares
Sold	60,467,063
Issued in reinvestment of distributions	265,983
Redeemed	(2,397,680)
Net increase (decrease)	58,335,366

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.15
Net realized and unrealized gain (loss)	2.81
Total from investment operations	2.96
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.11) G
Net asset value, end of period	$ 12.85
Total Return B	29.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 749,360
Portfolio turnover rate	19% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.11 per share is comprised of distributions from net investment income $.065 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.6	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.2	3.1
Fidelity Disciplined Equity Fund Class F	11.2	12.1
Fidelity Equity Income Fund Class F	6.2	10.4
Fidelity Growth Company Fund Class F	9.5	10.1
Fidelity Series 100 Index Fund	7.5	8.0
Fidelity Series All-Sector Equity Fund Class F	10.2	9.4
Fidelity Series Large Cap Value Fund Class F	10.8	11.2
Fidelity Series Small Cap Opportunities Fund Class F	1.8	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.0
	62.6	68.1
Developed International Equity Funds
Fidelity Diversified International Fund Class F	5.9	6.0
Fidelity Europe Fund Class F	1.9	3.1
Fidelity Japan Fund Class F	0.7	0.8
Fidelity Overseas Fund Class F	5.7	5.9
Fidelity Series International Growth Fund Class F	1.3	0.0
Fidelity Series International Small Cap Fund Class F	0.3	0.0
Fidelity Series International Value Fund Class F	1.3	0.0
	17.1	15.8
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	1.9	1.2
Fidelity Southeast Asia Fund Class F	0.2	0.3
	2.1	1.5
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	5.1	5.3
Fidelity High Income Fund Class F	4.9	4.9
	10.0	10.2
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	3.4	2.8
Fidelity Strategic Real Return Fund Class F	0.8	0.9
Fidelity Total Bond Fund Class F	0.4	0.7
	4.6	4.4
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.6%
Domestic Equity Funds	62.6%
Developed International Equity Funds	17.1%
Emerging Markets Equity Funds	2.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	4.6%

Six months ago
Domestic Equity Funds	68.1%
Developed International Equity Funds	15.8%
Emerging Market Equity Funds	1.5%
High Yield Bond Funds	10.2%
Investment Grade Bond Funds	4.4%

Expected
Commodity Funds	8.0%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom K® 2045 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 3.6%
Fidelity Series Commodity Strategy Fund Class F	609,792	$ 6,396,720
Domestic Equity Funds - 62.6%
Fidelity Blue Chip Growth Fund Class F	140,182	5,629,729
Fidelity Disciplined Equity Fund Class F	897,144	19,692,310
Fidelity Equity Income Fund Class F	261,332	10,863,559
Fidelity Growth Company Fund Class F	227,804	16,652,507
Fidelity Series 100 Index Fund	1,599,106	13,256,585
Fidelity Series All-Sector Equity Fund Class F	1,487,681	17,896,807
Fidelity Series Large Cap Value Fund Class F	1,609,771	19,107,980
Fidelity Series Small Cap Opportunities Fund Class F	359,693	3,215,651
Fidelity Small Cap Growth Fund Class F	142,500	1,918,053
Fidelity Small Cap Value Fund Class F	138,080	1,911,027
TOTAL DOMESTIC EQUITY FUNDS		110,144,208
TOTAL DOMESTIC EQUITY FUNDS (Cost $110,845,256)		116,540,928
International Equity Funds - 19.2%

Developed International Equity Funds - 17.1%
Fidelity Diversified International Fund Class F	367,458	10,347,626
Fidelity Europe Fund Class F	116,161	3,388,423
Fidelity Japan Fund Class F	114,859	1,263,452
Fidelity Overseas Fund Class F	325,867	9,984,578
Fidelity Series International Growth Fund Class F	230,591	2,292,074
Fidelity Series International Small Cap Fund Class F	44,952	460,308
Fidelity Series International Value Fund Class F	236,278	2,284,812
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		30,021,273

	Shares	Value
Emerging Markets Equity Funds - 2.1%
Fidelity Series Emerging Markets Fund Class F	203,232	$ 3,410,237
Fidelity Southeast Asia Fund Class F	14,880	384,933
TOTAL EMERGING MARKETS EQUITY FUNDS		3,795,170
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $33,062,235)		33,816,443
Bond Funds - 14.6%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund Class F	996,959	8,892,873
Fidelity High Income Fund Class F	1,003,106	8,696,925
TOTAL HIGH YIELD BOND FUNDS		17,589,798
Investment Grade Bond Funds - 4.6%
Fidelity Series Investment Grade Bond Fund Class F	527,041	6,029,350
Fidelity Strategic Real Return Fund Class F	156,228	1,351,376
Fidelity Total Bond Fund Class F	63,066	671,027
TOTAL INVESTMENT GRADE BOND FUNDS		8,051,753
TOTAL BOND FUNDS (Cost $24,932,029)		25,641,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $168,839,520)		175,998,922
NET OTHER ASSETS - 0.0%		(6,630)
NET ASSETS - 100%		$ 175,992,292
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $168,839,520) - See accompanying schedule		$ 175,998,922
Receivable for investments sold		5
Receivable for fund shares sold		803,287
Total assets		176,802,214

Liabilities
Payable for investments purchased	$ 761,216
Payable for fund shares redeemed	42,071
Transfer agent fees payable	6,635
Total liabilities		809,922

Net Assets		$ 175,992,292
Net Assets consist of:
Paid in capital		$ 167,979,770
Undistributed net investment income		244,301
Accumulated undistributed net realized gain (loss) on investments		608,819
Net unrealized appreciation (depreciation) on investments		7,159,402
Net Assets, for 13,635,807 shares outstanding		$ 175,992,292
Net Asset Value, offering price and redemption price per share ($175,992,292 ÷ 13,635,807 shares)		$ 12.91

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 663,264

Expenses
Transfer agent fees	$ 22,306
Independent trustees' compensation	87
Total expenses		22,393
Net investment income (loss)		640,871
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(129,572)
Capital gain distributions from underlying funds	990,750	861,178
Change in net unrealized appreciation (depreciation) on underlying funds		7,159,402
Net gain (loss)		8,020,580
Net increase (decrease) in net assets resulting from operations		$ 8,661,451

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 640,871
Net realized gain (loss)	861,178
Change in net unrealized appreciation (depreciation)	7,159,402
Net increase (decrease) in net assets resulting from operations	8,661,451
Distributions to shareholders from net investment income	(396,568)
Distributions to shareholders from net realized gain	(252,361)
Total distributions	(648,929)
Share transactions Proceeds from sales of shares	175,251,337
Reinvestment of distributions	648,928
Cost of shares redeemed	(7,920,495)
Net increase (decrease) in net assets resulting from share transactions	167,979,770
Total increase (decrease) in net assets	175,992,292

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $244,301)	$ 175,992,292
Other Information Shares
Sold	14,220,480
Issued in reinvestment of distributions	51,956
Redeemed	(636,629)
Net increase (decrease)	13,635,807

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.14
Net realized and unrealized gain (loss)	2.86
Total from investment operations	3.00
Distributions from net investment income	(.06)
Distributions from net realized gain	(.04)
Total distributions	(.09) G
Net asset value, end of period	$ 12.91
Total Return B	30.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,992
Portfolio turnover rate	20% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. G Total distributions of $.09 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Investment Changes (Unaudited)

Fund Holdings as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	3.8	0.0
Domestic Equity Funds
Fidelity Blue Chip Growth Fund Class F	3.3	3.2
Fidelity Disciplined Equity Fund Class F	11.5	12.3
Fidelity Equity Income Fund Class F	6.3	10.5
Fidelity Growth Company Fund Class F	9.7	10.2
Fidelity Series 100 Index Fund	7.7	8.1
Fidelity Series All-Sector Equity Fund Class F	10.5	9.8
Fidelity Series Large Cap Value Fund Class F	11.2	11.5
Fidelity Series Small Cap Opportunities Fund Class F	1.9	1.8
Fidelity Small Cap Growth Fund Class F	1.1	1.0
Fidelity Small Cap Value Fund Class F	1.1	1.1
	64.3	69.5
Developed International Equity Funds
Fidelity Diversified International Fund Class F	6.8	6.9
Fidelity Europe Fund Class F	2.3	3.6
Fidelity Japan Fund Class F	0.9	1.0
Fidelity Overseas Fund Class F	6.5	6.8
Fidelity Series International Growth Fund Class F	1.2	0.0
Fidelity Series International Small Cap Fund Class F	0.2	0.0
Fidelity Series International Value Fund Class F	1.2	0.0
	19.1	18.3
Emerging Markets Equity Funds
Fidelity Series Emerging Markets Fund Class F	2.1	1.4
Fidelity Southeast Asia Fund Class F	0.3	0.3
	2.4	1.7
High Yield Bond Funds
Fidelity Capital & Income Fund Class F	5.0	5.2
Fidelity High Income Fund Class F	5.0	4.9
	10.0	10.1
Investment Grade Bond Funds
Fidelity Series Investment Grade Bond Fund Class F	0.3	0.2
Fidelity Strategic Real Return Fund Class F	0.0 †	0.1
Fidelity Total Bond Fund Class F	0.1	0.1
	0.4	0.4
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	3.8%
Domestic Equity Funds	64.3%
Developed International Equity Funds	19.1%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.4%

Six months ago
Domestic Equity Funds	69.5%
Developed International Equity Funds	18.3%
Emerging Market Equity Funds	1.7%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.4%

Expected
Commodity Funds	8.4%
Domestic Equity Funds	57.6%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of September 30, 2009. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

† Amount represents less than 0.1%.

Annual Report

Fidelity Freedom K® 2050 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 68.1%
	Shares	Value
Commodity Funds - 3.8%
Fidelity Series Commodity Strategy Fund Class F	424,342	$ 4,451,351
Domestic Equity Funds - 64.3%
Fidelity Blue Chip Growth Fund Class F	96,760	3,885,891
Fidelity Disciplined Equity Fund Class F	618,533	13,576,797
Fidelity Equity Income Fund Class F	177,792	7,390,806
Fidelity Growth Company Fund Class F	156,906	11,469,846
Fidelity Series 100 Index Fund	1,102,061	9,136,086
Fidelity Series All-Sector Equity Fund Class F	1,028,721	12,375,516
Fidelity Series Large Cap Value Fund Class F	1,110,981	13,187,348
Fidelity Series Small Cap Opportunities Fund Class F	248,353	2,220,273
Fidelity Small Cap Growth Fund Class F	98,477	1,325,504
Fidelity Small Cap Value Fund Class F	95,380	1,320,066
TOTAL DOMESTIC EQUITY FUNDS		75,888,133
TOTAL DOMESTIC EQUITY FUNDS (Cost $76,368,460)		80,339,484
International Equity Funds - 21.5%

Developed International Equity Funds - 19.1%
Fidelity Diversified International Fund Class F	284,808	8,020,197
Fidelity Europe Fund Class F	93,372	2,723,670
Fidelity Japan Fund Class F	92,649	1,019,142
Fidelity Overseas Fund Class F	251,059	7,692,432
Fidelity Series International Growth Fund Class F	141,777	1,409,264
Fidelity Series International Small Cap Fund Class F	26,677	273,171
Fidelity Series International Value Fund Class F	144,750	1,399,734
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		22,537,610

	Shares	Value
Emerging Markets Equity Funds - 2.4%
Fidelity Series Emerging Markets Fund Class F	146,085	$ 2,451,310
Fidelity Southeast Asia Fund Class F	11,746	303,872
TOTAL EMERGING MARKETS EQUITY FUNDS		2,755,182
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,712,685)		25,292,792
Bond Funds - 10.4%

High Yield Bond Funds - 10.0%
Fidelity Capital & Income Fund Class F	663,573	5,919,072
Fidelity High Income Fund Class F	671,811	5,824,600
TOTAL HIGH YIELD BOND FUNDS		11,743,672
Investment Grade Bond Funds - 0.4%
Fidelity Series Investment Grade Bond Fund Class F	35,846	410,074
Fidelity Strategic Real Return Fund Class F	5,368	46,434
Fidelity Total Bond Fund Class F	6,187	65,824
TOTAL INVESTMENT GRADE BOND FUNDS		522,332
TOTAL BOND FUNDS (Cost $11,811,841)		12,266,004
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $112,892,986)		117,898,280
NET OTHER ASSETS - 0.0%		(4,410)
NET ASSETS - 100%		$ 117,893,870
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $112,892,986) - See accompanying schedule		$ 117,898,280
Receivable for investments sold		3
Receivable for fund shares sold		367,203
Total assets		118,265,486

Liabilities
Payable for investments purchased	$ 283,381
Payable for fund shares redeemed	83,820
Transfer agent fees payable	4,415
Total liabilities		371,616

Net Assets		$ 117,893,870
Net Assets consist of:
Paid in capital		$ 112,355,756
Undistributed net investment income		133,501
Accumulated undistributed net realized gain (loss) on investments		399,319
Net unrealized appreciation (depreciation) on investments		5,005,294
Net Assets, for 9,110,084 shares outstanding		$ 117,893,870
Net Asset Value, offering price and redemption price per share ($117,893,870 ÷ 9,110,084 shares)		$ 12.94

Statement of Operations

	For the period July 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 453,933

Expenses
Transfer agent fees	$ 14,656
Independent trustees' compensation	56
Total expenses		14,712
Net investment income (loss)		439,221
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(107,195)
Capital gain distributions from underlying funds	703,049	595,854
Change in net unrealized appreciation (depreciation) on underlying funds		5,005,294
Net gain (loss)		5,601,148
Net increase (decrease) in net assets resulting from operations		$ 6,040,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom K 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period July 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 439,221
Net realized gain (loss)	595,854
Change in net unrealized appreciation (depreciation)	5,005,294
Net increase (decrease) in net assets resulting from operations	6,040,369
Distributions to shareholders from net investment income	(305,720)
Distributions to shareholders from net realized gain	(196,535)
Total distributions	(502,255)
Share transactions Proceeds from sales of shares	120,013,597
Reinvestment of distributions	502,254
Cost of shares redeemed	(8,160,095)
Net increase (decrease) in net assets resulting from share transactions	112,355,756
Total increase (decrease) in net assets	117,893,870

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $133,501)	$ 117,893,870
Other Information Shares
Sold	9,729,235
Issued in reinvestment of distributions	40,084
Redeemed	(659,235)
Net increase (decrease)	9,110,084

Financial Highlights

Period ended March 31,	2010 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.15
Net realized and unrealized gain (loss)	2.91
Total from investment operations	3.06
Distributions from net investment income	(.07)
Distributions from net realized gain	(.05)
Total distributions	(.12)
Net asset value, end of period	$ 12.94
Total Return B	30.59%
Ratios to Average Net Assets D, F
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.05% A
Expenses net of all reductions	.05% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,894
Portfolio turnover rate	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Calculated based on average shares outstanding during the period. D Amounts do not include the activity of the underlying funds. E For the period July 2, 2009 (commencement of operations) to March 31, 2010. F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund and Fidelity Freedom K® 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 122,129,409	$ 1,703,606	$ (51,586)	$ 1,652,020
Fidelity Freedom K® 2000 Fund	85,876,479	1,653,175	(52,311)	1,600,864
Fidelity Freedom K® 2005 Fund	63,504,737	1,651,130	(70,264)	1,580,866
Fidelity Freedom K® 2010 Fund	659,134,365	17,459,109	(863,624)	16,595,485
Fidelity Freedom K® 2015 Fund	847,543,248	24,153,873	(1,320,536)	22,833,337
Fidelity Freedom K® 2020 Fund	1,537,841,089	50,190,317	(2,620,627)	47,569,690
Fidelity Freedom K® 2025 Fund	899,865,859	32,302,911	(1,715,037)	30,587,874
Fidelity Freedom K® 2030 Fund	1,233,818,413	49,391,920	(2,250,727)	47,141,193
Fidelity Freedom K® 2035 Fund	608,128,579	25,214,681	(1,266,622)	23,948,059
Fidelity Freedom K® 2040 Fund	720,299,426	30,462,088	(1,372,864)	29,089,224
Fidelity Freedom K® 2045 Fund	168,991,103	7,320,102	(312,283)	7,007,819
Fidelity Freedom K® 2050 Fund	113,017,701	5,112,398	(231,819)	4,880,579

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Freedom K® Income Fund	$ 341,073	$ 31,442	$ 1,652,020
Fidelity Freedom K® 2000 Fund	416,042	30,263	1,600,864
Fidelity Freedom K® 2005 Fund	321,014	34,782	1,580,866
Fidelity Freedom K® 2010 Fund	3,198,686	375,015	16,595,485
Fidelity Freedom K® 2015 Fund	4,309,031	545,246	22,833,337
Fidelity Freedom K® 2020 Fund	8,063,507	1,112,514	47,569,690
Fidelity Freedom K® 2025 Fund	4,819,797	754,850	30,587,874
Fidelity Freedom K® 2030 Fund	6,661,547	1,104,327	47,141,193
Fidelity Freedom K® 2035 Fund	3,227,066	592,380	23,948,059
Fidelity Freedom K® 2040 Fund	3,770,484	684,412	29,089,224
Fidelity Freedom K® 2045 Fund	849,975	154,726	7,007,819
Fidelity Freedom K® 2050 Fund	551,959	105,577	4,880,579

The tax character of distributions paid was as follows:

Ordinary Income
Fidelity Freedom K® Income Fund	$ 529,271
Fidelity Freedom K® 2000 Fund	522,542
Fidelity Freedom K® 2005 Fund	302,760
Fidelity Freedom K® 2010 Fund	2,636,465
Fidelity Freedom K® 2015 Fund	5,113,084
Fidelity Freedom K® 2020 Fund	6,897,548
Fidelity Freedom K® 2025 Fund	4,945,669
Fidelity Freedom K® 2030 Fund	7,202,509
Fidelity Freedom K® 2035 Fund	3,166,163
Fidelity Freedom K® 2040 Fund	3,308,829
Fidelity Freedom K® 2045 Fund	648,929
Fidelity Freedom K® 2050 Fund	502,255

Annual Report

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom K® Income Fund	132,682,058	10,564,758
Fidelity Freedom K® 2000 Fund	95,507,252	9,660,370
Fidelity Freedom K® 2005 Fund	71,414,831	7,925,486
Fidelity Freedom K® 2010 Fund	714,817,602	55,767,554
Fidelity Freedom K® 2015 Fund	907,114,480	59,702,744
Fidelity Freedom K® 2020 Fund	1,629,413,572	91,757,898
Fidelity Freedom K® 2025 Fund	952,848,852	53,067,745
Fidelity Freedom K® 2030 Fund	1,320,640,956	87,184,327
Fidelity Freedom K® 2035 Fund	644,122,327	36,052,740
Fidelity Freedom K® 2040 Fund	760,998,712	40,781,519
Fidelity Freedom K® 2045 Fund	178,315,855	9,346,767
Fidelity Freedom K® 2050 Fund	120,575,683	7,575,504

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each Fund were as follows:

	Amount	% of Average Net Assets *
Fidelity Freedom K® Income Fund	$ 14,946.05%
Fidelity Freedom K® 2000 Fund	13,227.05%
Fidelity Freedom K® 2005 Fund	9,260.05%
Fidelity Freedom K® 2010 Fund	84,381.05%
Fidelity Freedom K® 2015 Fund	119,761.05%
Fidelity Freedom K® 2020 Fund	201,009.05%
Fidelity Freedom K® 2025 Fund	125,769.05%
Fidelity Freedom K® 2030 Fund	174,154.05%
Fidelity Freedom K® 2035 Fund	86,300.05%
Fidelity Freedom K® 2040 Fund	95,339.05%
Fidelity Freedom K® 2045 Fund	22,306.05%
Fidelity Freedom K® 2050 Fund	14,656.05%

* Annualized

Reallocation of Underlying Fund Investments. During the period, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest in Fidelity Europe Fund Class F for securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series International Growth Fund Class F and Fidelity Series International Value Fund Class F. Realized gains and losses on redemptions of Fidelity Europe Fund Class F in connection with the reallocation are presented in the accompanying Statements of Operations as "Realized gain (loss) on sale of underlying fund shares."

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Reallocation of Underlying Fund Investments - continued

Details of these transactions with the related gain/(loss) for certain Funds are presented in the accompanying table:

	Value of Securities reallocated	Realized Gain/(Loss) on redemptions of Fidelity Europe Fund Class F
Fidelity Freedom K® 2000 Fund	$ 2,138	$ (22)
Fidelity Freedom K® 2005 Fund	46,992	20
Fidelity Freedom K® 2010 Fund	480,536	272
Fidelity Freedom K® 2015 Fund	1,170,321	528
Fidelity Freedom K® 2020 Fund	1,740,514	60
Fidelity Freedom K® 2025 Fund	1,383,926	497
Fidelity Freedom K® 2030 Fund	2,369,781	168
Fidelity Freedom K® 2035 Fund	1,079,555	404
Fidelity Freedom K® 2040 Fund	1,161,305	152
Fidelity Freedom K® 2045 Fund	205,057	2,200
Fidelity Freedom K® 2050 Fund	208,904	1,280

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Subsequent to period end, Strategic Advisers reallocated investments of certain Funds. This involved a taxable redemption of certain Funds' interest or partial interest in Fidelity Europe Fund Class F for securities in-kind and a non-taxable exchange of those securities for shares of Fidelity Series International Growth Fund Class F and Fidelity Series International Value Fund Class F.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund Affiliated %
Fidelity Freedom K® 2025 Fund	11%
Fidelity Freedom K® 2030 Fund	12%
Fidelity Freedom K® 2035 Fund	15%
Fidelity Freedom K® 2040 Fund	12%
Fidelity Freedom K® 2045 Fund	16%
Fidelity Freedom K® 2050 Fund	16%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund and Fidelity Freedom K® 2050 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund and Fidelity Freedom K® 2050 Fund (funds of Fidelity Aberdeen Street Trust) at March 31, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Aberdeen Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom K® Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom K® Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom K® Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom K® Fund's performance. If the interests of a Fidelity Freedom K® Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom K® Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom K® Income Fund	05/10/10	05/07/10	$0.01	$0.01
Fidelity Freedom K® 2000 Fund	05/17/10	05/14/10	$0.02	$0.01
Fidelity Freedom K® 2005 Fund	05/17/10	05/14/10	$0.03	$0.026
Fidelity Freedom K® 2010 Fund	05/17/10	05/14/10	$0.025	$0.025
Fidelity Freedom K® 2015 Fund	05/17/10	05/14/10	$0.03	$0.032
Fidelity Freedom K® 2020 Fund	05/17/10	05/14/10	$0.025	$0.037
Fidelity Freedom K® 2025 Fund	05/17/10	05/14/10	$0.022	$0.043
Fidelity Freedom K® 2030 Fund	05/17/10	05/14/10	$0.017	$0.046
Fidelity Freedom K® 2035 Fund	05/17/10	05/14/10	$0.018	$0.047
Fidelity Freedom K® 2040 Fund	05/17/10	05/14/10	$0.016	$0.047
Fidelity Freedom K® 2045 Fund	05/17/10	05/14/10	$0.015	$0.045
Fidelity Freedom K® 2050 Fund	05/17/10	05/14/10	$0.01	$0.045

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom K® Income Fund	$31,442
Fidelity Freedom K® 2000 Fund	$30,263
Fidelity Freedom K® 2005 Fund	$34,782
Fidelity Freedom K® 2010 Fund	$375,015
Fidelity Freedom K® 2015 Fund	$545,246
Fidelity Freedom K® 2020 Fund	$1,112,514
Fidelity Freedom K® 2025 Fund	$754,850
Fidelity Freedom K® 2030 Fund	$1,104,327
Fidelity Freedom K® 2035 Fund	$592,380
Fidelity Freedom K® 2040 Fund	$684,412
Fidelity Freedom K® 2045 Fund	$154,726
Fidelity Freedom K® 2050 Fund	$105,577

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom K® Income Fund	8.68%
Fidelity Freedom K® 2000 Fund	7.33%
Fidelity Freedom K® 2005 Fund	6.01%
Fidelity Freedom K® 2010 Fund	5.85%
Fidelity Freedom K® 2015 Fund	5.06%
Fidelity Freedom K® 2020 Fund	3.88%
Fidelity Freedom K® 2025 Fund	2.93%
Fidelity Freedom K® 2030 Fund	1.81%
Fidelity Freedom K® 2035 Fund	1.28%
Fidelity Freedom K® 2040 Fund	0.87%
Fidelity Freedom K® 2045 Fund	0.66%
Fidelity Freedom K® 2050 Fund	0.07%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom K® Income Fund
August 2009	9%
September 2009	9%
October 2009	9%
November 2009	9%
December 2009 (Ex-Date 12/04/09)	9%
December 2009 (Ex-Date 12/28/09)	9%
February 2010	4%
March 2010	4%
Fidelity Freedom K® 2000 Fund
December 2009	16%
Fidelity Freedom K® 2005 Fund
December 2009	15%
Fidelity Freedom K® 2010 Fund
December 2009	16%
Fidelity Freedom K® 2015 Fund
December 2009	20%
Fidelity Freedom K® 2020 Fund
December 2009	23%
Fidelity Freedom K® 2025 Fund
December 2009	26%
Fidelity Freedom K® 2030 Fund
December 2009	30%
Fidelity Freedom K® 2035 Fund
December 2009	32%
Fidelity Freedom K® 2040 Fund
December 2009	32%
Fidelity Freedom K® 2045 Fund
December 2009	31%
Fidelity Freedom K® 2050 Fund
December 2009	34%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom K® Income Fund
August 2009	10%
September 2009	10%
October 2009	10%
November 2009	10%
December 2009 (Ex-Date 12/04/09)	10%
December 2009 (Ex-Date 12/28/09)	10%
February 2010	5%
March 2010	5%
Fidelity Freedom K® 2000 Fund
December 2009	17%
Fidelity Freedom K® 2005 Fund
December 2009	21%
Fidelity Freedom K® 2010 Fund
December 2009	23%
Fidelity Freedom K® 2015 Fund
December 2009	29%
Fidelity Freedom K® 2020 Fund
December 2009	33%
Fidelity Freedom K® 2025 Fund
December 2009	37%
Fidelity Freedom K® 2030 Fund
December 2009	43%
Fidelity Freedom K® 2035 Fund
December 2009	46%
Fidelity Freedom K® 2040 Fund
December 2009	46%
Fidelity Freedom K® 2045 Fund
December 2009	43%
Fidelity Freedom K® 2050 Fund
December 2009	50%

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of TrusteesA
	# of Votes	% of Votes
James C. Curvey
Affirmative	24,643,083,056.59	94.466
Withheld	1,443,637,207.24	5.534
TOTAL	26,086,720,263.83	100.000
Albert R. Gamper, Jr.
Affirmative	24,678,393,003.04	94.601
Withheld	1,408,327,260.79	5.399
TOTAL	26,086,720,263.83	100.000
Abigail P. Johnson
Affirmative	24,649,778,053.86	94.492
Withheld	1,436,942,209.97	5.508
TOTAL	26,086,720,263.83	100.000
Arthur E. Johnson
Affirmative	24,657,479,001.20	94.521
Withheld	1,429,241,262.63	5.479
TOTAL	26,086,720,263.83	100.000
Michael E. Kenneally
Affirmative	24,733,028,000.40	94.811
Withheld	1,353,692,263.43	5.189
TOTAL	26,086,720,263.83	100.000
James H. Keyes
Affirmative	24,701,338,835.40	94.689
Withheld	1,385,381,428.43	5.311
TOTAL	26,086,720,263.83	100.000
Marie L. Knowles
Affirmative	24,607,022,984.88	94.328
Withheld	1,479,697,278.95	5.672
TOTAL	26,086,720,263.83	100.000
Kenneth L. Wolfe
Affirmative	24,549,568,568.96	94.108
Withheld	1,537,151,694.87	5.892
TOTAL	26,086,720,263.83	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FF-K-UANN-0510
1.892597.100

Fidelity FreedomSM Index Funds - Class K
Income, 2000, 2005, 2010, 2015, 2020, 2025,
2030, 2035, 2040, 2045, 2050

Annual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Freedom Index Income Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2000 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2005 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2010 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2015 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2020 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2025 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2030 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2035 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2040 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2045 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Freedom Index 2050 Fund - Class K	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 2, 2009 to March 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value March 31, 2010	Expenses Paid During Period
Fidelity Freedom Index Income Fund	.04%
Actual		$ 1,000.00	$ 1,036.20	$ .20 B
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .20 C
Fidelity Freedom Index 2000 Fund	.04%
Actual		$ 1,000.00	$ 1,038.60	$ .20 B
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .20 C
Fidelity Freedom Index 2005 Fund	.03%
Actual		$ 1,000.00	$ 1,067.80	$ .15 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2010 Fund	.03%
Actual		$ 1,000.00	$ 1,074.70	$ .15 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2015 Fund	.03%
Actual		$ 1,000.00	$ 1,076.70	$ .15 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2020 Fund	.03%
Actual		$ 1,000.00	$ 1,091.80	$ .16 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2025 Fund	.03%
Actual		$ 1,000.00	$ 1,099.30	$ .16 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2030 Fund	.03%
Actual		$ 1,000.00	$ 1,107.80	$ .16 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2035 Fund	.03%
Actual		$ 1,000.00	$ 1,113.80	$ .16 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2040 Fund	.03%
Actual		$ 1,000.00	$ 1,115.80	$ .16 B
Hypothetical A		$ 1,000.00	$ 1,024.78	$ .15 C
Fidelity Freedom Index 2045 Fund	.04%
Actual		$ 1,000.00	$ 1,116.80	$ .21B
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .20C
Fidelity Freedom Index 2050 Fund	.04%
Actual		$ 1,000.00	$ 1,121.80	$ .21 B
Hypothetical A		$ 1,000.00	$ 1,024.73	$ .20 C

A 5% return per year before expenses

B Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period October 2, 2009 to March 31, 2010).

C Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Freedom Index Income Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.0
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	15.6
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	2.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	12.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	40.0
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.0%
Domestic Equity Funds	15.6%
Developed International Equity Funds	2.3%
Inflation-Protected Bond Funds	12.0%
Investment Grade Bond Funds	28.1%
Short-Term Funds	40.0%

Expected
Commodity Funds	1.7%
Domestic Equity Funds	13.7%
Developed International Equity Funds	4.0%
Emerging Markets Equity Funds	0.6%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	24.7%
Short-Term Funds	40.0%

The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index Income Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 17.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	12,146	$ 127,416
Domestic Equity Funds - 15.6%
Fidelity Spartan Total Market Index Fund Class F	29,807	998,844
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,097,668)		1,126,260
International Equity Funds - 2.3%

Developed International Equity Funds - 2.3%
Fidelity Series Global ex U.S. Index Fund (Cost $145,514)	14,163	148,567
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	75,120	770,736

	Shares	Value
Investment Grade Bond Funds - 28.1%
Fidelity U.S. Bond Index Fund Class F	161,348	$ 1,797,417
TOTAL BOND FUNDS (Cost $2,563,615)		2,568,153
Short-Term Funds - 40.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,558,504)	2,558,504	2,558,504
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,365,301)		6,401,484
NET OTHER ASSETS - 0.0%		(202)
NET ASSETS - 100%		$ 6,401,282
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $6,365,301) - See accompanying schedule		$ 6,401,484
Cash		7
Receivable for investments sold		94,173
Receivable from affiliate for expense reductions		67
Total assets		6,495,731

Liabilities
Payable for investments purchased	$ 33,672
Payable for fund shares redeemed	60,501
Other affiliated payables	276
Total liabilities		94,449

Net Assets		$ 6,401,282
Net Assets consist of:
Paid in capital		$ 6,353,289
Undistributed net investment income		9,604
Accumulated undistributed net realized gain (loss) on investments		2,206
Net unrealized appreciation (depreciation) on investments		36,183
Net Assets, for 621,874 shares outstanding		$ 6,401,282
Net Asset Value, offering price and redemption price per share ($6,401,282 ÷ 621,874 shares)		$ 10.29

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 17,755
Interest		2
Total income		17,757

Expenses
Transfer agent fees	$ 774
Independent trustees' compensation	3
Total expenses before reductions	777
Expense reductions	(192)	585
Net investment income (loss)		17,172
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	2,229
Capital gain distributions from underlying funds	76	2,305
Change in net unrealized appreciation (depreciation) on investment securities		36,183
Net gain (loss)		38,488
Net increase (decrease) in net assets resulting from operations		$ 55,660

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,172
Net realized gain (loss)	2,305
Change in net unrealized appreciation (depreciation)	36,183
Net increase (decrease) in net assets resulting from operations	55,660
Distributions to shareholders from net investment income	(7,568)
Distributions to shareholders from net realized gain	(100)
Total distributions	(7,668)
Share transactions Proceeds from sales of shares	6,763,552
Reinvestment of distributions	7,668
Cost of shares redeemed	(417,930)
Net increase (decrease) in net assets resulting from share transactions	6,353,290
Total increase (decrease) in net assets	6,401,282

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,604)	$ 6,401,282
Other Information Shares
Sold	661,779
Issued in reinvestment of distributions	753
Redeemed	(40,658)
Net increase (decrease)	621,874

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.30
Total from investment operations	.36
Distributions from net investment income	(.07)
Distributions from net realized gain	(.01)
Total distributions	(.07) H
Net asset value, end of period	$ 10.29
Total Return B,C	3.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.04% A
Expenses net of all reductions	.04% A
Net investment income (loss)	1.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,401
Portfolio turnover rate	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.07 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	2.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	16.7
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	2.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	11.4
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	39.8
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	2.4%
Domestic Equity Funds	16.7%
Developed International Equity Funds	2.5%
Inflation-Protected Bond Funds	11.4%
Investment Grade Bond Funds	27.2%
Short-Term Funds	39.8%

Expected
Commodity Funds	2.0%
Domestic Equity Funds	14.4%
Developed International Equity Funds	4.2%
Emerging Market Equity Funds	0.7%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.9%
Investment Grade Bond Funds	23.9%
Short-Term Funds	39.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2000 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 19.1%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F	15,470	$ 162,279
Domestic Equity Funds - 16.7%
Fidelity Spartan Total Market Index Fund Class F	34,064	1,141,479
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,271,294)		1,303,758
International Equity Funds - 2.5%

Developed International Equity Funds - 2.5%
Fidelity Series Global ex U.S. Index Fund (Cost $168,898)	16,421	172,256
Bond Funds - 38.6%

Inflation-Protected Bond Funds - 11.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	76,298	782,822

	Shares	Value
Investment Grade Bond Funds - 27.2%
Fidelity U.S. Bond Index Fund Class F	166,886	$ 1,859,106
TOTAL BOND FUNDS (Cost $2,634,274)		2,641,928
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,723,298)	2,723,298	2,723,298
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,797,764)		6,841,240
NET OTHER ASSETS - 0.0%		(222)
NET ASSETS - 100%		$ 6,841,018
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $6,797,764) - See accompanying schedule		$ 6,841,240
Cash		2
Receivable for investments sold		119,773
Receivable from affiliate for expense reductions		70
Total assets		6,961,085

Liabilities
Payable for investments purchased	$ 31,453
Payable for fund shares redeemed	88,320
Other affiliated payables	294
Total liabilities		120,067

Net Assets		$ 6,841,018
Net Assets consist of:
Paid in capital		$ 6,777,145
Undistributed net investment income		17,034
Accumulated undistributed net realized gain (loss) on investments		3,363
Net unrealized appreciation (depreciation) on investments		43,476
Net Assets, for 662,679 shares outstanding		$ 6,841,018
Net Asset Value, offering price and redemption price per share ($6,841,018 ÷ 662,679 shares)		$ 10.32

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 18,879
Interest		2
Total income		18,881

Expenses
Transfer agent fees	$ 850
Independent trustees' compensation	3
Total expenses before reductions	853
Expense reductions	(206)	647
Net investment income (loss)		18,234
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,389
Capital gain distributions from underlying funds	74	3,463
Change in net unrealized appreciation (depreciation) on investment securities		43,476
Net gain (loss)		46,939
Net increase (decrease) in net assets resulting from operations		$ 65,173

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,234
Net realized gain (loss)	3,463
Change in net unrealized appreciation (depreciation)	43,476
Net increase (decrease) in net assets resulting from operations	65,173
Distributions to shareholders from net investment income	(1,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(1,300)
Share transactions Proceeds from sales of shares	7,585,006
Reinvestment of distributions	1,300
Cost of shares redeemed	(809,161)
Net increase (decrease) in net assets resulting from share transactions	6,777,145
Total increase (decrease) in net assets	6,841,018

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $17,034)	$ 6,841,018
Other Information Shares
Sold	741,203
Issued in reinvestment of distributions	128
Redeemed	(78,652)
Net increase (decrease)	662,679

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.34
Total from investment operations	.39
Distributions from net investment income	(.06)
Distributions from net realized gain	(.01)
Total distributions	(.07)
Net asset value, end of period	$ 10.32
Total Return B, C	3.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.04% A
Expenses net of all reductions	.04% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,841
Portfolio turnover rate	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	4.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	30.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	9.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.3
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	26.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	18.8
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	4.8%
Domestic Equity Funds	30.1%
Developed International Equity Funds	9.1%
Inflation-Protected Bond Funds	10.3%
Investment Grade Bond Funds	26.9%
Short-Term Funds	18.8%

Expected
Commodity Funds	4.0%
Domestic Equity Funds	28.0%
Developed International Equity Funds	9.2%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	8.7%
Investment Grade Bond Funds	22.8%
Short-Term Funds	20.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2005 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Commodity Funds - 4.8%
Fidelity Series Commodity Strategy Fund Class F	9,984	$ 104,733
Domestic Equity Funds - 30.1%
Fidelity Spartan Total Market Index Fund Class F	19,437	651,344
TOTAL DOMESTIC EQUITY FUNDS (Cost $731,472)		756,077
International Equity Funds - 9.1%

Developed International Equity Funds - 9.1%
Fidelity Series Global ex U.S. Index Fund (Cost $195,618)	18,789	197,093
Bond Funds - 37.2%

Inflation-Protected Bond Funds - 10.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,688	222,520

	Shares	Value
Investment Grade Bond Funds - 26.9%
Fidelity U.S. Bond Index Fund Class F	52,344	$ 583,116
TOTAL BOND FUNDS (Cost $802,443)		805,636
Short-Term Funds - 18.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $408,642)	408,642	408,642
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,138,175)		2,167,448
NET OTHER ASSETS - 0.0%		(58)
NET ASSETS - 100%		$ 2,167,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $2,138,175) - See accompanying schedule		$ 2,167,448
Cash		1
Receivable for investments sold		39,047
Receivable from affiliate for expense reductions		31
Total assets		2,206,527

Liabilities
Payable for investments purchased	$ 39,047
Other affiliated payables	90
Total liabilities		39,137

Net Assets		$ 2,167,390
Net Assets consist of:
Paid in capital		$ 2,132,464
Undistributed net investment income		4,951
Accumulated undistributed net realized gain (loss) on investments		702
Net unrealized appreciation (depreciation) on investments		29,273
Net Assets, for 204,616 shares outstanding		$ 2,167,390
Net Asset Value, offering price and redemption price per share ($2,167,390 ÷ 204,616 shares)		$ 10.59

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 6,735
Interest		2
Total income		6,737

Expenses
Transfer agent fees	$ 281
Independent trustees' compensation	1
Total expenses before reductions	282
Expense reductions	(96)	186
Net investment income (loss)		6,551
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	739
Capital gain distributions from underlying funds	83	822
Change in net unrealized appreciation (depreciation) on investment securities		29,273
Net gain (loss)		30,095
Net increase (decrease) in net assets resulting from operations		$ 36,646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,551
Net realized gain (loss)	822
Change in net unrealized appreciation (depreciation)	29,273
Net increase (decrease) in net assets resulting from operations	36,646
Distributions to shareholders from net investment income	(1,600)
Distributions to shareholders from net realized gain	(120)
Total distributions	(1,720)
Share transactions Proceeds from sales of shares	2,208,240
Reinvestment of distributions	1,720
Cost of shares redeemed	(77,496)
Net increase (decrease) in net assets resulting from share transactions	2,132,464
Total increase (decrease) in net assets	2,167,390

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,951)	$ 2,167,390
Other Information Shares
Sold	211,842
Issued in reinvestment of distributions	166
Redeemed	(7,392)
Net increase (decrease)	204,616

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.62
Total from investment operations	.68
Distributions from net investment income	(.08)
Distributions from net realized gain	(.01)
Total distributions	(.09)
Net asset value, end of period	$ 10.59
Total Return B, C	6.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,167
Portfolio turnover rate	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.4
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	32.8
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.4
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	10.6
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.3
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.4%
Domestic Equity Funds	32.8%
Developed International Equity Funds	11.4%
Inflation-Protected Bond Funds	10.6%
Investment Grade Bond Funds	29.5%
Short-Term Funds	10.3%

Expected
Commodity Funds	4.7%
Domestic Equity Funds	32.2%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.0%
Inflation-Protected Bond Funds	9.1%
Investment Grade Bond Funds	25.7%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2010 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Commodity Funds - 5.4%
Fidelity Series Commodity Strategy Fund Class F	102,787	$ 1,078,238
Domestic Equity Funds - 32.8%
Fidelity Spartan Total Market Index Fund Class F	193,576	6,486,733
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,404,557)		7,564,971
International Equity Funds - 11.4%

Developed International Equity Funds - 11.4%
Fidelity Series Global ex U.S. Index Fund (Cost $2,254,941)	214,429	2,249,365
Bond Funds - 40.1%

Inflation-Protected Bond Funds - 10.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	204,316	2,096,281

	Shares	Value
Investment Grade Bond Funds - 29.5%
Fidelity U.S. Bond Index Fund Class F	523,187	$ 5,828,305
TOTAL BOND FUNDS (Cost $7,901,976)		7,924,586
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,034,567)	2,034,567	2,034,567
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,596,041)		19,773,489
NET OTHER ASSETS - 0.0%		(466)
NET ASSETS - 100%		$ 19,773,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $19,596,041) - See accompanying schedule		$ 19,773,489
Cash		2
Receivable for investments sold		346,735
Receivable from affiliate for expense reductions		347
Total assets		20,120,573

Liabilities
Payable for investments purchased	$ 324,200
Payable for fund shares redeemed	22,535
Other affiliated payables	815
Total liabilities		347,550

Net Assets		$ 19,773,023
Net Assets consist of:
Paid in capital		$ 19,547,881
Undistributed net investment income		46,580
Accumulated undistributed net realized gain (loss) on investments		1,114
Net unrealized appreciation (depreciation) on investments		177,448
Net Assets, for 1,857,309 shares outstanding		$ 19,773,023
Net Asset Value, offering price and redemption price per share ($19,773,023 ÷ 1,857,309 shares)		$ 10.65

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 49,679
Interest		2
Total income		49,681

Expenses
Transfer agent fees	$ 2,274
Independent trustees' compensation	9
Total expenses before reductions	2,283
Expense reductions	(982)	1,301
Net investment income (loss)		48,380
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,127
Capital gain distributions from underlying funds	87	1,214
Change in net unrealized appreciation (depreciation) on investment securities		177,448
Net gain (loss)		178,662
Net increase (decrease) in net assets resulting from operations		$ 227,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,380
Net realized gain (loss)	1,214
Change in net unrealized appreciation (depreciation)	177,448
Net increase (decrease) in net assets resulting from operations	227,042
Distributions to shareholders from net investment income	(1,800)
Distributions to shareholders from net realized gain	(100)
Total distributions	(1,900)
Share transactions Proceeds from sales of shares	20,673,381
Reinvestment of distributions	1,900
Cost of shares redeemed	(1,127,400)
Net increase (decrease) in net assets resulting from share transactions	19,547,881
Total increase (decrease) in net assets	19,773,023

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $46,580)	$ 19,773,023
Other Information Shares
Sold	1,965,113
Issued in reinvestment of distributions	182
Redeemed	(107,986)
Net increase (decrease)	1,857,309

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.70
Total from investment operations	.75
Distributions from net investment income	(.09)
Distributions from net realized gain	(.01)
Total distributions	(.10)
Net asset value, end of period	$ 10.65
Total Return B, C	7.47%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,773
Portfolio turnover rate	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	5.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	33.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	11.8
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	9.7
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	29.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	9.0
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	5.7%
Domestic Equity Funds	33.9%
Developed International Equity Funds	11.8%
Inflation-Protected Bond Funds	9.7%
Investment Grade Bond Funds	29.9%
Short-Term Funds	9.0%

Expected
Commodity Funds	4.8%
Domestic Equity Funds	33.1%
Developed International Equity Funds	11.4%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	5.1%
Inflation-Protected Bond Funds	8.4%
Investment Grade Bond Funds	26.1%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2015 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 39.6%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	74,842	$ 785,091
Domestic Equity Funds - 33.9%
Fidelity Spartan Total Market Index Fund Class F	140,822	4,718,946
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,368,006)		5,504,037
International Equity Funds - 11.8%

Developed International Equity Funds - 11.8%
Fidelity Series Global ex U.S. Index Fund (Cost $1,642,777)	156,532	1,642,016
Bond Funds - 39.6%

Inflation-Protected Bond Funds - 9.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F	130,923	1,343,269

	Shares	Value
Investment Grade Bond Funds - 29.9%
Fidelity U.S. Bond Index Fund Class F	373,027	$ 4,155,518
TOTAL BOND FUNDS (Cost $5,473,919)		5,498,787
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $1,256,471)	1,256,471	1,256,471
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,741,173)		13,901,311
NET OTHER ASSETS - 0.0%		(322)
NET ASSETS - 100%		$ 13,900,989
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $13,741,173) - See accompanying schedule		$ 13,901,311
Cash		1
Receivable for investments sold		249,994
Receivable from affiliate for expense reductions		258
Total assets		14,151,564

Liabilities
Payable for investments purchased	$ 249,994
Other affiliated payables	581
Total liabilities		250,575

Net Assets		$ 13,900,989
Net Assets consist of:
Paid in capital		$ 13,706,163
Undistributed net investment income		34,839
Accumulated undistributed net realized gain (loss) on investments		(151)
Net unrealized appreciation (depreciation) on investments		160,138
Net Assets, for 1,302,931 shares outstanding		$ 13,900,989
Net Asset Value, offering price and redemption price per share ($13,900,989 ÷ 1,302,931 shares)		$ 10.67

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 37,579
Interest		2
Total income		37,581

Expenses
Transfer agent fees	$ 1,698
Independent trustees' compensation	7
Total expenses before reductions	1,705
Expense reductions	(763)	942
Net investment income (loss)		36,639
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(134)
Capital gain distributions from underlying funds	83	(51)
Change in net unrealized appreciation (depreciation) on investment securities		160,138
Net gain (loss)		160,087
Net increase (decrease) in net assets resulting from operations		$ 196,726

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,639
Net realized gain (loss)	(51)
Change in net unrealized appreciation (depreciation)	160,138
Net increase (decrease) in net assets resulting from operations	196,726
Distributions to shareholders from net investment income	(1,800)
Distributions to shareholders from net realized gain	(100)
Total distributions	(1,900)
Share transactions Proceeds from sales of shares	15,098,409
Reinvestment of distributions	1,900
Cost of shares redeemed	(1,394,146)
Net increase (decrease) in net assets resulting from share transactions	13,706,163
Total increase (decrease) in net assets	13,900,989

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $34,839)	$ 13,900,989
Other Information Shares
Sold	1,436,198
Issued in reinvestment of distributions	182
Redeemed	(133,449)
Net increase (decrease)	1,302,931

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.71
Total from investment operations	.77
Distributions from net investment income	(.09)
Distributions from net realized gain	(.01)
Total distributions	(.10)
Net asset value, end of period	$ 10.67
Total Return B, C	7.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,901
Portfolio turnover rate	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	6.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	41.2
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	14.3
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	7.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	28.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.7
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	6.8%
Domestic Equity Funds	41.2%
Developed International Equity Funds	14.3%
Inflation-Protected Bond Funds	7.0%
Investment Grade Bond Funds	28.0%
Short-Term Funds	2.7%

Expected
Commodity Funds	5.8%
Domestic Equity Funds	39.6%
Developed International Equity Funds	13.6%
Emerging Markets Equity Funds	2.2%
High Yield Bond Funds	6.7%
Inflation-Protected Bond Funds	6.3%
Investment Grade Bond Funds	22.5%
Short-Term Funds	3.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2020 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 48.0%
	Shares	Value
Commodity Funds - 6.8%
Fidelity Series Commodity Strategy Fund Class F	252,998	$ 2,653,949
Domestic Equity Funds - 41.2%
Fidelity Spartan Total Market Index Fund Class F	476,041	15,952,143
TOTAL DOMESTIC EQUITY FUNDS (Cost $18,218,895)		18,606,092
International Equity Funds - 14.3%

Developed International Equity Funds - 14.3%
Fidelity Series Global ex U.S. Index Fund (Cost $5,570,143)	529,144	5,550,717
Bond Funds - 35.0%

Inflation-Protected Bond Funds - 7.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	265,802	2,727,126

	Shares	Value
Investment Grade Bond Funds - 28.0%
Fidelity U.S. Bond Index Fund Class F	971,585	$ 10,823,459
TOTAL BOND FUNDS (Cost $13,505,097)		13,550,585
Short-Term Funds - 2.7%

Fidelity Institutional Money Market Portfolio Class F (Cost $1,027,303)	1,027,303	1,027,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $38,321,438)		38,734,697
NET OTHER ASSETS - 0.0%		(906)
NET ASSETS - 100%		$ 38,733,791
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010

Assets
Investment in securities, at value (cost $38,321,438) - See accompanying schedule		$ 38,734,697
Cash		2
Receivable for investments sold		826,356
Receivable from affiliate for expense reductions		716
Total assets		39,561,771

Liabilities
Payable for investments purchased	$ 673,228
Payable for fund shares redeemed	153,128
Other affiliated payables	1,624
Total liabilities		827,980

Net Assets		$ 38,733,791
Net Assets consist of:
Paid in capital		$ 38,231,213
Undistributed net investment income		85,040
Accumulated undistributed net realized gain (loss) on investments		4,279
Net unrealized appreciation (depreciation) on investments		413,259
Net Assets, for 3,584,239 shares outstanding		$ 38,733,791
Net Asset Value, offering price and redemption price per share ($38,733,791 ÷ 3,584,239 shares)		$ 10.81

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010

Investment Income
Income distributions from underlying funds		$ 89,551
Interest		2
Total income		89,553

Expenses
Transfer agent fees	$ 4,546
Independent trustees' compensation	18
Total expenses before reductions	4,564
Expense reductions	(2,031)	2,533
Net investment income (loss)		87,020
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,321
Capital gain distributions from underlying funds	78	4,399
Change in net unrealized appreciation (depreciation) on investment securities		413,259
Net gain (loss)		417,658
Net increase (decrease) in net assets resulting from operations		$ 504,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,020
Net realized gain (loss)	4,399
Change in net unrealized appreciation (depreciation)	413,259
Net increase (decrease) in net assets resulting from operations	504,678
Distributions to shareholders from net investment income	(1,980)
Distributions to shareholders from net realized gain	(120)
Total distributions	(2,100)
Share transactions Proceeds from sales of shares	40,441,152
Reinvestment of distributions	2,100
Cost of shares redeemed	(2,212,039)
Net increase (decrease) in net assets resulting from share transactions	38,231,213
Total increase (decrease) in net assets	38,733,791

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $85,040)	$ 38,733,791
Other Information Shares
Sold	3,793,016
Issued in reinvestment of distributions	199
Redeemed	(208,976)
Net increase (decrease)	3,584,239

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.87
Total from investment operations	.92
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$ 10.81
Total Return B, C	9.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,734
Portfolio turnover rate	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	7.7
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	46.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	16.1
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	4.0
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	26.1
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	7.7%
Domestic Equity Funds	46.1%
Developed International Equity Funds	16.1%
Inflation-Protected Bond Funds	4.0%
Investment Grade Bond Funds	26.1%

Expected
Commodity Funds	6.6%
Domestic Equity Funds	45.2%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	2.5%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	3.7%
Investment Grade Bond Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2025 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 53.8%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F	132,841	$ 1,393,503
Domestic Equity Funds - 46.1%
Fidelity Spartan Total Market Index Fund Class F	249,951	8,375,870
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,505,955)		9,769,373
International Equity Funds - 16.1%

Developed International Equity Funds - 16.1%
Fidelity Series Global ex U.S. Index Fund (Cost $2,913,698)	277,817	2,914,296
Bond Funds - 30.1%

Inflation-Protected Bond Funds - 4.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	71,194	730,449

	Shares	Value
Investment Grade Bond Funds - 26.1%
Fidelity U.S. Bond Index Fund Class F	425,130	$ 4,735,943
TOTAL BOND FUNDS (Cost $5,435,995)		5,466,392
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,855,648)		18,150,061
NET OTHER ASSETS - 0.0%		(423)
NET ASSETS - 100%		$ 18,149,638
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $17,855,648) - See accompanying schedule		$ 18,150,061
Cash		2
Receivable for investments sold		306,905
Receivable from affiliate for expense reductions		342
Total assets		18,457,310
Liabilities
Payable for investments purchased	$ 303,292
Payable for fund shares redeemed	3,612
Other affiliated payables	768
Total liabilities		307,672
Net Assets		$ 18,149,638
Net Assets consist of:
Paid in capital		$ 17,824,091
Undistributed net investment income		38,968
Accumulated undistributed net realized gain (loss) on investments		(7,834)
Net unrealized appreciation (depreciation) on investments		294,413
Net Assets, for 1,667,678 shares outstanding		$ 18,149,638
Net Asset Value, offering price and redemption price per share ($18,149,638 ÷ 1,667,678 shares)		$ 10.88

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 42,311
Interest		2
Total income		42,313
Expenses
Transfer agent fees	$ 2,285
Independent trustees' compensation	9
Total expenses before reductions	2,294
Expense reductions	(1,032)	1,262
Net investment income (loss)		41,051
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,785)
Capital gain distributions from underlying funds	68	(7,717)
Change in net unrealized appreciation (depreciation) on investment securities		294,413
Net gain (loss)		286,696
Net increase (decrease) in net assets resulting from operations		$ 327,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,051
Net realized gain (loss)	(7,717)
Change in net unrealized appreciation (depreciation)	294,413
Net increase (decrease) in net assets resulting from operations	327,747
Distributions to shareholders from net investment income	(2,080)
Distributions to shareholders from net realized gain	(120)
Total distributions	(2,200)
Share transactions Proceeds from sales of shares	19,882,081
Reinvestment of distributions	2,200
Cost of shares redeemed	(2,060,190)
Net increase (decrease) in net assets resulting from share transactions	17,824,091
Total increase (decrease) in net assets	18,149,638
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $38,968)	$ 18,149,638
Other Information Shares
Sold	1,860,696
Issued in reinvestment of distributions	208
Redeemed	(193,226)
Net increase (decrease)	1,667,678

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.94
Total from investment operations	.99
Distributions from net investment income	(.10)
Distributions from net realized gain	(.01)
Total distributions	(.11)
Net asset value, end of period	$ 10.88
Total Return B,C	9.93%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	.92% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,150
Portfolio turnover rate	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	8.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	50.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	17.5
Inflation-Protected Bond Funds
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.6
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	23.3
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	8.3%
Domestic Equity Funds	50.3%
Developed International Equity Funds	17.5%
Inflation-Protected Bond Funds	0.6%
Investment Grade Bond Funds	23.3%

Expected
Commodity Funds	7.1%
Domestic Equity Funds	48.4%
Developed International Equity Funds	16.6%
Emerging Markets Equity Funds	2.7%
High Yield Bond Funds	7.5%
Inflation-Protected Bond Funds	0.8%
Investment Grade Bond Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2030 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 58.6%
	Shares	Value
Commodity Funds - 8.3%
Fidelity Series Commodity Strategy Fund Class F	219,781	$ 2,305,503
Domestic Equity Funds - 50.3%
Fidelity Spartan Total Market Index Fund Class F	413,539	13,857,680
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,798,564)		16,163,183
International Equity Funds - 17.5%

Developed International Equity Funds - 17.5%
Fidelity Series Global ex U.S. Index Fund (Cost $4,836,831)	459,640	4,821,622
Bond Funds - 23.9%

Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,572	159,771

	Shares	Value
Investment Grade Bond Funds - 23.3%
Fidelity U.S. Bond Index Fund Class F	576,536	$ 6,422,606
TOTAL BOND FUNDS (Cost $6,554,581)		6,582,377
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $27,189,976)		27,567,182
NET OTHER ASSETS - 0.0%		(659)
NET ASSETS - 100%		$ 27,566,523
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $27,189,976) - See accompanying schedule		$ 27,567,182
Cash		2
Receivable for investments sold		498,766
Receivable from affiliate for expense reductions		482
Total assets		28,066,432
Liabilities
Payable for investments purchased	$ 474,672
Payable for fund shares redeemed	24,094
Other affiliated payables	1,143
Total liabilities		499,909
Net Assets		$ 27,566,523
Net Assets consist of:
Paid in capital		$ 27,148,524
Undistributed net investment income		47,278
Accumulated undistributed net realized gain (loss) on investments		(6,485)
Net unrealized appreciation (depreciation) on investments		377,206
Net Assets, for 2,516,169 shares outstanding		$ 27,566,523
Net Asset Value, offering price and redemption price per share ($27,566,523 ÷ 2,516,169 shares)		$ 10.96

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 51,349
Interest		2
Total income		51,351
Expenses
Transfer agent fees	$ 3,254
Independent trustees' compensation	13
Total expenses before reductions	3,267
Expense reductions	(1,394)	1,873
Net investment income (loss)		49,478
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,440)
Capital gain distributions from underlying funds	55	(6,385)
Change in net unrealized appreciation (depreciation) on investment securities		377,206
Net gain (loss)		370,821
Net increase (decrease) in net assets resulting from operations		$ 420,299

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,478
Net realized gain (loss)	(6,385)
Change in net unrealized appreciation (depreciation)	377,206
Net increase (decrease) in net assets resulting from operations	420,299
Distributions to shareholders from net investment income	(2,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(2,300)
Share transactions Proceeds from sales of shares	28,776,953
Reinvestment of distributions	2,300
Cost of shares redeemed	(1,630,729)
Net increase (decrease) in net assets resulting from share transactions	27,148,524
Total increase (decrease) in net assets	27,566,523
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $47,278)	$ 27,566,523
Other Information Shares
Sold	2,669,440
Issued in reinvestment of distributions	216
Redeemed	(153,487)
Net increase (decrease)	2,516,169

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.08
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$ 10.96
Total Return B,C	10.78%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03%A
Expenses net of all reductions	.03%A
Net investment income (loss)	.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,567
Portfolio turnover rate	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.1
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	54.4
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	18.9
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	17.6
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.1%
Domestic Equity Funds	54.4%
Developed International Equity Funds	18.9%
Investment Grade Bond Funds	17.6%

Expected
Commodity Funds	7.8%
Domestic Equity Funds	53.5%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2035 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	92,606	$ 971,434
Domestic Equity Funds - 54.4%
Fidelity Spartan Total Market Index Fund Class F	174,247	5,839,028
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,626,860)		6,810,462
International Equity Funds - 18.9%

Developed International Equity Funds - 18.9%
Fidelity Series Global ex U.S. Index Fund (Cost $2,028,415)	193,665	2,031,549
Bond Funds - 17.6%
	Shares	Value
Investment Grade Bond Funds - 17.6%
Fidelity U.S. Bond Index Fund Class F (Cost $1,876,109)	169,339	$ 1,886,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,531,384)		10,728,449
NET OTHER ASSETS - 0.0%		(291)
NET ASSETS - 100%		$ 10,728,158
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $10,531,384) - See accompanying schedule		$ 10,728,449
Cash		2
Receivable for investments sold		161,871
Receivable from affiliate for expense reductions		156
Total assets		10,890,478

Liabilities
Payable for investments purchased	$ 146,803
Payable for fund shares redeemed	15,068
Other affiliated payables	449
Total liabilities		162,320

Net Assets		$ 10,728,158
Net Assets consist of:
Paid in capital		$ 10,518,606
Undistributed net investment income		14,200
Accumulated undistributed net realized gain (loss) on investments		(1,713)
Net unrealized appreciation (depreciation) on investments		197,065
Net Assets, for 973,164 shares outstanding		$ 10,728,158
Net Asset Value, offering price and redemption price per share ($10,728,158 ÷ 973,164 shares)		$ 11.02

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 17,240
Interest		2
Total income		17,242

Expenses
Transfer agent fees	$ 1,316
Independent trustees' compensation	5
Total expenses before reductions	1,321
Expense reductions	(466)	855
Net investment income (loss)		16,387
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,657)
Capital gain distributions from underlying funds	57	(1,600)
Change in net unrealized appreciation (depreciation) on investment securities		197,065
Net gain (loss)		195,465
Net increase (decrease) in net assets resulting from operations		$ 211,852

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,387
Net realized gain (loss)	(1,600)
Change in net unrealized appreciation (depreciation)	197,065
Net increase (decrease) in net assets resulting from operations	211,852
Distributions to shareholders from net investment income	(2,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(2,300)
Share transactions Proceeds from sales of shares	11,279,888
Reinvestment of distributions	2,300
Cost of shares redeemed	(763,582)
Net increase (decrease) in net assets resulting from share transactions	10,518,606
Total increase (decrease) in net assets	10,728,158
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $14,200)	$ 10,728,158
Other Information Shares
Sold	1,044,052
Issued in reinvestment of distributions	215
Redeemed	(71,103)
Net increase (decrease)	973,164

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.14
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$ 11.02
Total Return B,C	11.38%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,728
Portfolio turnover rate	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.2
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	55.3
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.2
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	16.3
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.2%
Domestic Equity Funds	55.3%
Developed International Equity Funds	19.2%
Investment Grade Bond Funds	16.3%

Expected
Commodity Funds	7.9%
Domestic Equity Funds	54.1%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	8.5%
Investment Grade Bond Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2040 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 64.5%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	142,601	$ 1,495,886
Domestic Equity Funds - 55.3%
Fidelity Spartan Total Market Index Fund Class F	268,319	8,991,356
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,264,390)		10,487,242
International Equity Funds - 19.2%

Developed International Equity Funds - 19.2%
Fidelity Series Global ex U.S. Index Fund (Cost $3,139,781)	298,217	3,128,296
Bond Funds - 16.3%
	Shares	Value
Investment Grade Bond Funds - 16.3%
Fidelity U.S. Bond Index Fund Class F (Cost $2,634,046)	237,334	$ 2,643,902
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,038,217)		16,259,440
NET OTHER ASSETS - 0.0%		(455)
NET ASSETS - 100%		$ 16,258,985
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $16,038,217) - See accompanying schedule		$ 16,259,440
Cash		2
Receivable for investments sold		235,781
Receivable from affiliate for expense reductions		220
Total assets		16,495,443
Liabilities
Payable for investments purchased	$ 235,021
Payable for fund shares redeemed	760
Other affiliated payables	677
Total liabilities		236,458
Net Assets		$ 16,258,985
Net Assets consist of:
Paid in capital		$ 16,023,680
Undistributed net investment income		18,859
Accumulated undistributed net realized gain (loss) on investments		(4,777)
Net unrealized appreciation (depreciation) on investments		221,223
Net Assets, for 1,472,102 shares outstanding		$ 16,258,985
Net Asset Value, offering price and redemption price per share ($16,258,985 ÷ 1,472,102 shares)		$ 11.04

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 22,336
Interest		2
Total income		22,338
Expenses
Transfer agent fees	$ 1,905
Independent trustees' compensation	8
Total expenses before reductions	1,913
Expense reductions	(634)	1,279
Net investment income (loss)		21,059
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,735)
Capital gain distributions from underlying funds	58	(4,677)
Change in net unrealized appreciation (depreciation) on investment securities		221,223
Net gain (loss)		216,546
Net increase (decrease) in net assets resulting from operations		$ 237,605

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,059
Net realized gain (loss)	(4,677)
Change in net unrealized appreciation (depreciation)	221,223
Net increase (decrease) in net assets resulting from operations	237,605
Distributions to shareholders from net investment income	(2,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(2,300)
Share transactions Proceeds from sales of shares	17,226,575
Reinvestment of distributions	2,300
Cost of shares redeemed	(1,205,195)
Net increase (decrease) in net assets resulting from share transactions	16,023,680
Total increase (decrease) in net assets	16,258,985
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,859)	$ 16,258,985
Other Information Shares
Sold	1,584,140
Issued in reinvestment of distributions	214
Redeemed	(112,252)
Net increase (decrease)	1,472,102

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.13
Total from investment operations	1.16
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$ 11.04
Total Return B,C	11.58%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,259
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual report

Fidelity Freedom Index 2045 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.3
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	56.1
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	19.5
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	15.1
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.3%
Domestic Equity Funds	56.1%
Developed International Equity Funds	19.5%
Investment Grade Bond Funds	15.1%

Expected
Commodity Funds	8.0%
Domestic Equity Funds	55.1%
Developed International Equity Funds	18.8%
Emerging Markets Equity Funds	3.1%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2045 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 65.4%
	Shares	Value
Commodity Funds - 9.3%
Fidelity Series Commodity Strategy Fund Class F	37,475	$ 393,116
Domestic Equity Funds - 56.1%
Fidelity Spartan Total Market Index Fund Class F	70,511	2,362,816
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,675,666)		2,755,932
International Equity Funds - 19.5%

Developed International Equity Funds - 19.5%
Fidelity Series Global ex U.S. Index Fund (Cost $818,894)	78,379	822,195
Bond Funds - 15.1%
	Shares	Value
Investment Grade Bond Funds - 15.1%
Fidelity U.S. Bond Index Fund Class F (Cost $631,744)	56,984	$ 634,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,126,304)		4,212,932
NET OTHER ASSETS - 0.0%		(119)
NET ASSETS - 100%		$ 4,212,813
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $4,126,304) - See accompanying schedule		$ 4,212,932
Cash		2
Receivable for investments sold		58,705
Receivable from affiliate for expense reductions		53
Total assets		4,271,692
Liabilities
Payable for investments purchased	$ 58,705
Other affiliated payables	174
Total liabilities		58,879
Net Assets		$ 4,212,813
Net Assets consist of:
Paid in capital		$ 4,122,494
Undistributed net investment income		4,608
Accumulated undistributed net realized gain (loss) on investments		(917)
Net unrealized appreciation (depreciation) on investments		86,628
Net Assets, for 381,090 shares outstanding		$ 4,212,813
Net Asset Value, offering price and redemption price per share ($4,212,813 ÷ 381,090 shares)		$ 11.05

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 7,166
Interest		2
Total income		7,168
Expenses
Transfer agent fees	$ 521
Independent trustees' compensation	2
Total expenses before reductions	523
Expense reductions	(163)	360
Net investment income (loss)		6,808
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(876)
Capital gain distributions from underlying funds	59	(817)
Change in net unrealized appreciation (depreciation) on investment securities		86,628
Net gain (loss)		85,811
Net increase (decrease) in net assets resulting from operations		$ 92,619

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,808
Net realized gain (loss)	(817)
Change in net unrealized appreciation (depreciation)	86,628
Net increase (decrease) in net assets resulting from operations	92,619
Distributions to shareholders from net investment income	(2,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(2,300)
Share transactions Proceeds from sales of shares	4,466,705
Reinvestment of distributions	2,300
Cost of shares redeemed	(346,511)
Net increase (decrease) in net assets resulting from share transactions	4,122,494
Total increase (decrease) in net assets	4,212,813
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $4,608)	$ 4,212,813
Other Information Shares
Sold	412,963
Issued in reinvestment of distributions	214
Redeemed	(32,087)
Net increase (decrease)	381,090

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03
Net realized and unrealized gain (loss)	1.14
Total from investment operations	1.17
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$ 11.05
Total Return B,C	11.68%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.04% A
Expenses net of all reductions	.04% A
Net investment income (loss)	.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,213
Portfolio turnover rate	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Investment Summary (Unaudited)

Fund Holdings as of March 31, 2010
% of fund's net assets
Commodity Funds
Fidelity Series Commodity Strategy Fund Class F	9.8
Domestic Equity Funds
Fidelity Spartan Total Market Index Fund Class F	57.9
Developed International Equity Funds
Fidelity Series Global ex U.S. Index Fund	21.7
Investment Grade Bond Funds
Fidelity U.S. Bond Index Fund Class F	10.6
100.0
Asset Allocation (% of fund's net assets)
Current
Commodity Funds	9.8%
Domestic Equity Funds	57.9%
Developed International Equity Funds	21.7%
Investment Grade Bond Funds	10.6%

Expected
Commodity Funds	8.4%
Domestic Equity Funds	57.6%
Developed International Equity Funds	20.0%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of March 31, 2010. The expected allocation represents the fund's anticipated allocation at September 30, 2010.

Annual Report

Fidelity Freedom Index 2050 Fund

Investments March 31, 2010

Showing Percentage of Net Assets

Domestic Equity Funds - 67.7%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	15,346	$ 160,981
Domestic Equity Funds - 57.9%
Fidelity Spartan Total Market Index Fund Class F	28,291	948,038
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,071,485)		1,109,019
International Equity Funds - 21.7%

Developed International Equity Funds - 21.7%
Fidelity Series Global ex U.S. Index Fund (Cost $353,243)	33,970	356,349
Bond Funds - 10.6%
	Shares	Value
Investment Grade Bond Funds - 10.6%
Fidelity U.S. Bond Index Fund Class F (Cost $172,398)	15,521	$ 172,904
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,597,126)		1,638,272
NET OTHER ASSETS - 0.0%		(46)
NET ASSETS - 100%		$ 1,638,226
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010
Assets
Investment in securities, at value (cost $1,597,126) - See accompanying schedule		$ 1,638,272
Cash		2
Receivable for investments sold		18,517
Receivable from affiliate for expense reductions		20
Total assets		1,656,811
Liabilities
Payable for investments purchased	$ 18,518
Other affiliated payables	67
Total liabilities		18,585
Net Assets		$ 1,638,226
Net Assets consist of:
Paid in capital		$ 1,597,581
Undistributed net investment income		1,171
Accumulated undistributed net realized gain (loss) on investments		(1,672)
Net unrealized appreciation (depreciation) on investments		41,146
Net Assets, for 147,612 shares outstanding		$ 1,638,226
Net Asset Value, offering price and redemption price per share ($1,638,226 ÷ 147,612 shares)		$ 11.10

Statement of Operations

	For the period October 2, 2009 (commencement of operations) to March 31, 2010
Investment Income
Income distributions from underlying funds		$ 3,518
Interest		2
Total income		3,520
Expenses
Transfer agent fees	$ 212
Independent trustees' compensation	1
Total expenses before reductions	213
Expense reductions	(64)	149
Net investment income (loss)		3,371
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,632)
Capital gain distributions from underlying funds	60	(1,572)
Change in net unrealized appreciation (depreciation) on investment securities		41,146
Net gain (loss)		39,574
Net increase (decrease) in net assets resulting from operations		$ 42,945

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Freedom Index 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

For the period October 2, 2009 (commencement of operations) to March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,371
Net realized gain (loss)	(1,572)
Change in net unrealized appreciation (depreciation)	41,146
Net increase (decrease) in net assets resulting from operations	42,945
Distributions to shareholders from net investment income	(2,200)
Distributions to shareholders from net realized gain	(100)
Total distributions	(2,300)
Share transactions Proceeds from sales of shares	1,707,439
Reinvestment of distributions	2,300
Cost of shares redeemed	(112,158)
Net increase (decrease) in net assets resulting from share transactions	1,597,581
Total increase (decrease) in net assets	1,638,226
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,171)	$ 1,638,226
Other Information Shares
Sold	157,905
Issued in reinvestment of distributions	213
Redeemed	(10,506)
Net increase (decrease)	147,612

Financial Highlights

Period ended March 31, 2010 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04
Net realized and unrealized gain (loss)	1.18
Total from investment operations	1.22
Distributions from net investment income	(.11)
Distributions from net realized gain	(.01)
Total distributions	(.12)
Net asset value, end of period	$ 11.10
Total Return B,C	12.18%
Ratios to Average Net Assets E,G
Expenses before reductions	.05% A
Expenses net of fee waivers, if any	.04% A
Expenses net of all reductions	.04% A
Net investment income (loss)	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638
Portfolio turnover rate	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period October 2, 2009 (commencement of operations) to March 31, 2010.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

1. Organization.

Fidelity FreedomSM Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund currently offers Class K shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 6,367,238	$ 45,061	$ (10,815)	$ 34,246
Fidelity Freedom Index 2000 Fund	6,799,004	55,629	(13,393)	42,236
Fidelity Freedom Index 2005 Fund	2,138,716	37,362	(8,630)	28,732
Fidelity Freedom Index 2010 Fund	19,603,457	272,547	(102,515)	170,032
Fidelity Freedom Index 2015 Fund	13,751,226	222,538	(72,453)	150,085
Fidelity Freedom Index 2020 Fund	38,341,744	646,957	(254,004)	392,953
Fidelity Freedom Index 2025 Fund	17,876,767	395,138	(121,844)	273,294
Fidelity Freedom Index 2030 Fund	27,206,662	573,495	(212,975)	360,520
Fidelity Freedom Index 2035 Fund	10,541,424	269,953	(82,928)	187,025
Fidelity Freedom Index 2040 Fund	16,051,794	349,747	(142,101)	207,646
Fidelity Freedom Index 2045 Fund	4,129,257	116,156	(32,481)	83,675
Fidelity Freedom Index 2050 Fund	1,599,097	52,282	(13,107)	39,175

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$ 13,746	$ 34,246
Fidelity Freedom Index 2000 Fund	21,637	42,236
Fidelity Freedom Index 2005 Fund	6,194	28,732
Fidelity Freedom Index 2010 Fund	55,109	170,032
Fidelity Freedom Index 2015 Fund	44,741	150,085
Fidelity Freedom Index 2020 Fund	109,625	392,953
Fidelity Freedom Index 2025 Fund	52,253	273,294
Fidelity Freedom Index 2030 Fund	57,479	360,520
Fidelity Freedom Index 2035 Fund	22,527	187,025
Fidelity Freedom Index 2040 Fund	27,659	207,646
Fidelity Freedom Index 2045 Fund	6,644	83,675
Fidelity Freedom Index 2050 Fund	1,470	39,175

The tax character of distributions paid was as follows:

March 31, 2010	Ordinary Income
Fidelity Freedom Index Income Fund	$ 7,668
Fidelity Freedom Index 2000 Fund	1,300
Fidelity Freedom Index 2005 Fund	1,720
Fidelity Freedom Index 2010 Fund	1,900
Fidelity Freedom Index 2015 Fund	1,900
Fidelity Freedom Index 2020 Fund	2,100
Fidelity Freedom Index 2025 Fund	2,200
Fidelity Freedom Index 2030 Fund	2,300
Fidelity Freedom Index 2035 Fund	2,300
Fidelity Freedom Index 2040 Fund	2,300
Fidelity Freedom Index 2045 Fund	2,300
Fidelity Freedom Index 2050 Fund	2,300

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Freedom Index Income Fund	6,872,979	509,902
Fidelity Freedom Index 2000 Fund	7,727,535	933,160
Fidelity Freedom Index 2005 Fund	2,283,668	146,233
Fidelity Freedom Index 2010 Fund	21,329,819	1,734,905
Fidelity Freedom Index 2015 Fund	15,615,781	1,874,475
Fidelity Freedom Index 2020 Fund	41,763,034	3,445,917
Fidelity Freedom Index 2025 Fund	20,461,368	2,597,935
Fidelity Freedom Index 2030 Fund	29,592,521	2,396,105
Fidelity Freedom Index 2035 Fund	11,606,737	1,073,696
Fidelity Freedom Index 2040 Fund	17,569,105	1,526,153
Fidelity Freedom Index 2045 Fund	4,570,347	443,167
Fidelity Freedom Index 2050 Fund	1,743,732	144,974
4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each Fund were as follows:

	Amount	% of Average Net Assets*
Fidelity Freedom Index Income Fund	$ 774.05%
Fidelity Freedom Index 2000 Fund	850.05%
Fidelity Freedom Index 2005 Fund	281.05%
Fidelity Freedom Index 2010 Fund	2,274.05%
Fidelity Freedom Index 2015 Fund	1,698.05%
Fidelity Freedom Index 2020 Fund	4,546.05%
Fidelity Freedom Index 2025 Fund	2,285.05%
Fidelity Freedom Index 2030 Fund	3,254.05%
Fidelity Freedom Index 2035 Fund	1,316.05%
Fidelity Freedom Index 2040 Fund	1,905.05%
Fidelity Freedom Index 2045 Fund	521.05%
Fidelity Freedom Index 2050 Fund	212.05%

* Annualized

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Expense Reductions. FMR contractually agreed to reimburse each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded .19% of average net assets. This reimbursement will remain in place through May 30, 2011. Some expenses, for example interest expense, are excluded from this reimbursement. The following Funds were in reimbursement during the period:

Reimbursement from adviser
Fidelity Freedom Index Income Fund	$ 192
Fidelity Freedom Index 2000 Fund	206
Fidelity Freedom Index 2005 Fund	96
Fidelity Freedom Index 2010 Fund	982
Fidelity Freedom Index 2015 Fund	763
Fidelity Freedom Index 2020 Fund	2,031
Fidelity Freedom Index 2025 Fund	1,032
Fidelity Freedom Index 2030 Fund	1,394
Fidelity Freedom Index 2035 Fund	466
Fidelity Freedom Index 2040 Fund	634
Fidelity Freedom Index 2045 Fund	163
Fidelity Freedom Index 2050 Fund	64

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Freedom Index Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2030 Fund
Fidelity Series Global ex U.S. Index Fund	17%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Global ex U.S. Index Fund	72%

In addition, at the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Freedom Index Income Fund	1	57%
Fidelity Freedom Index 2010 Fund	1	54%
Fidelity Freedom Index 2015 Fund	1	69%
Fidelity Freedom Index 2025 Fund	1	90%
Fidelity Freedom Index 2030 Fund	1	71%
Fidelity Freedom Index 2035 Fund	1	86%
Fidelity Freedom Index 2040 Fund	1	78%
Fidelity Freedom Index 2045 Fund	1	80%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund and Fidelity Freedom Index 2050 Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund and Fidelity Freedom Index 2050 Fund (the Funds), funds of Fidelity Aberdeen Street Trust, including the schedule of investments, as of March 31, 2010, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 2, 2009 (commencement of operations) to March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the transfer agent. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund and Fidelity Freedom Index 2050 Fund as of March 31, 2010, the results of their operations, the changes in their net assets and its financial highlights for the period from October 2, 2009 (commencement of operations) to March 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Freedom Index Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Freedom Index Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Freedom Index Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Freedom Index Fund's performance. If the interests of a Fidelity Freedom Index Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Freedom Index Fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officers of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Freedom Index Income Fund	05/10/10	05/07/10	$0.01	$0.005
Fidelity Freedom Index 2000 Fund	05/17/10	05/14/10	$0.02	$0.006
Fidelity Freedom Index 2005 Fund	05/17/10	05/14/10	$0.025	$0.010
Fidelity Freedom Index 2010 Fund	05/17/10	05/14/10	$0.015	$0.005
Fidelity Freedom Index 2015 Fund	05/17/10	05/14/10	$0.015	$0.005
Fidelity Freedom Index 2020 Fund	05/17/10	05/14/10	$0.012	$0.004
Fidelity Freedom Index 2025 Fund	05/17/10	05/14/10	$0.016	$0.006
Fidelity Freedom Index 2030 Fund	05/17/10	05/14/10	$0.01	$0.003
Fidelity Freedom Index 2035 Fund	05/17/10	05/14/10	$0.01	$0.006
Fidelity Freedom Index 2040 Fund	05/17/10	05/14/10	$0.007	$0.003
Fidelity Freedom Index 2045 Fund	05/17/10	05/14/10	$0.007	$0.004
Fidelity Freedom Index 2050 Fund	05/17/10	05/14/10	$0.004	$0

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	26.00%
Fidelity Freedom Index 2000 Fund	25.86%
Fidelity Freedom Index 2005 Fund	22.51%
Fidelity Freedom Index 2010 Fund	25.91%
Fidelity Freedom Index 2015 Fund	25.26%
Fidelity Freedom Index 2020 Fund	24.97%
Fidelity Freedom Index 2025 Fund	23.23%
Fidelity Freedom Index 2030 Fund	21.83%
Fidelity Freedom Index 2035 Fund	19.72%
Fidelity Freedom Index 2040 Fund	20.34%
Fidelity Freedom Index 2045 Fund	15.86%
Fidelity Freedom Index 2050 Fund	8.96%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Freedom Index Income Fund
December 2009 (Ex-Date 12/04/09)	40%
December 2009 (Ex-Date 12/28/09)	40%
February 2010	0%
March 2010	0%
Fidelity Freedom Index 2000 Fund
December 2009	40%
Fidelity Freedom Index 2005 Fund
December 2009	53%
Fidelity Freedom Index 2010 Fund
December 2009	51%
Fidelity Freedom Index 2015 Fund
December 2009	53%
Fidelity Freedom Index 2020 Fund
December 2009	59%
Fidelity Freedom Index 2025 Fund
December 2009	63%
Fidelity Freedom Index 2030 Fund
December 2009	66%
Fidelity Freedom Index 2035 Fund
December 2009	71%
Fidelity Freedom Index 2040 Fund
December 2009	72%
Fidelity Freedom Index 2045 Fund
December 2009	73%
Fidelity Freedom Index 2050 Fund
December 2009	75%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Freedom Index Income Fund
December 2009 (Ex-Date 12/04/09)	41%
December 2009 (Ex-Date 12/28/09)	41%
February 2010	0%
March 2010	0%
Fidelity Freedom Index 2000 Fund
December 2009	41%
Fidelity Freedom Index 2005 Fund
December 2009	56%
Fidelity Freedom Index 2010 Fund
December 2009	55%
Fidelity Freedom Index 2015 Fund
December 2009	57%
Fidelity Freedom Index 2020 Fund
December 2009	63%
Fidelity Freedom Index 2025 Fund
December 2009	67%
Fidelity Freedom Index 2030 Fund
December 2009	71%
Fidelity Freedom Index 2035 Fund
December 2009	76%
Fidelity Freedom Index 2040 Fund
December 2009	77%
Fidelity Freedom Index 2045 Fund
December 2009	78%
Fidelity Freedom Index 2050 Fund
December 2009	81%

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund

On July 16, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and administration agreement (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, Inc. (Strategic Advisers), and the administrator, FMR, including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of Strategic Advisers' investment staff, their use of technology, and Strategic Advisers' and FMR's approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by FMR and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of FMR's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. The funds are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. Once each fund has been in operation for at least one calendar year, the Board will review each fund's absolute investment performance, as well as each fund's relative investment performance measured against a broad-based securities market index.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that each fund does not pay a management fee for investment advisory services. In its review of each fund's total expenses, the Board considered that although Class K of each fund pays a 5 bp transfer agent fee, each fund invests in underlying Fidelity funds or classes of funds that do not pay a transfer agent fee to avoid charging fund-paid transfer agent fees at both fund levels. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

The Board also noted that FMR has contractually agreed to reimburse expenses of Class K of each Fund until May 30, 2011, to the extent that total annual operating expenses, including acquired fund fees and expenses, exceed 19 bp (excluding interest, taxes, brokerage commissions, and extraordinary expenses, if any, incurred by a Fund or an acquired fund in which a Fund invests).

Based on its review, the Board concluded that each fund's projected total expenses were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts because each fund does not pay any management fees and FMR pays all other expenses of each fund, with limited exceptions.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FRX-K-UANN-0510
1.899263.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2010, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2005 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2010 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2015 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2020 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2025 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2030 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2035 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2040 Fund	$24,000	$-	$4,500	$-
Fidelity Advisor Freedom 2045 Fund	$24,000	$-	$5,600	$-
Fidelity Advisor Freedom 2050 Fund	$24,000	$-	$5,600	$-
Fidelity Freedom Index Income Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2000 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2005 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2010 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2015 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2020 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2025 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2030 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2035 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2040 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2045 Fund	$12,000	$-	$4,500	$-
Fidelity Freedom Index 2050 Fund	$12,000	$-	$4,500	$-

March 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom Income Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2005 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2010 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2015 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2020 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2025 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2030 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2035 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2040 Fund	$23,000	$-	$4,500	$-
Fidelity Advisor Freedom 2045 Fund	$24,000	$-	$5,600	$-
Fidelity Advisor Freedom 2050 Fund	$24,000	$-	$5,600	$-
Fidelity Freedom Index Income Fund	$-	$-	$-	$-
Fidelity Freedom Index 2000 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2005 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2010 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2015 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2020 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2025 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2030 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2035 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2040 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2045 Fund	$-	$-	$-	$-
Fidelity Freedom Index 2050 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2000 Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, and Fidelity Freedom Index 2050 Fund commenced operations on October 2, 2009.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, and Fidelity Freedom K® 2050 Fund (the "Funds"):

Services Billed by PwC

March 31, 2010 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2000 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2005 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2010 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2015 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2020 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2025 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2030 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2035 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2040 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2045 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom 2050 Fund	$27,000	$-	$2,200	$100
Fidelity Freedom K® Income Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2000 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2005 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2010 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2015 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2020 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2025 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2030 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2035 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2040 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2045 Fund	$14,000	$-	$2,200	$100
Fidelity Freedom K® 2050 Fund	$14,000	$-	$2,200	$100

March 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Income Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2000 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2005 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2010 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2015 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2020 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2025 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2030 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2035 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2040 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2045 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom 2050 Fund	$21,000	$-	$2,200	$500
Fidelity Freedom K® Income Fund	$-	$-	$-	$-
Fidelity Freedom K® 2000 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2005 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2010 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2015 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2020 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2025 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2030 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2035 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2040 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2045 Fund	$-	$-	$-	$-
Fidelity Freedom K® 2050 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Freedom K® Income Fund, Fidelity Freedom K® 2000 Fund, Fidelity Freedom K® 2005 Fund, Fidelity Freedom K® 2010 Fund, Fidelity Freedom K® 2015 Fund, Fidelity Freedom K® 2020 Fund, Fidelity Freedom K® 2025 Fund, Fidelity Freedom K® 2030 Fund, Fidelity Freedom K® 2035 Fund, Fidelity Freedom K® 2040 Fund, Fidelity Freedom K® 2045 Fund, and Fidelity Freedom K® 2050 Fund commenced operations on July 2, 2009.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2010A	March 31, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2010A	March 31, 2009A
Audit-Related Fees	$1,595,000	$3,305,000
Tax Fees	$-	$2,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2010 A	March 31, 2009 A
PwC	$3,825,000	$3,985,000B
Deloitte Entities	$1,405,000	$1,525,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 27, 2010